UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza	61710-0001
Bloomington, IL
(Address of principal executive offices)	(Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg K&L Gates LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2012

Date of reporting period: 06/30/2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

June 30, 2012

State Farm Mutual Fund Trust

SEMI-ANNUAL REPORT

To enroll in electronic delivery of mutual funds documents, go to **statefarm.com®**, log into your account, scroll down to *State Farm Mutual Funds*, and then click on *Go Paperless*.

Service is only a phone call away

Contact your local Registered State Farm Agent or call our Mutual Funds Department toll free, at 1-800-447-4930.

Fund prices are available to you 24 hours a day, 7 days a week.

Customer Service Representatives are available 8 a.m.–6 p.m. Central Time Monday through Friday (except holidays)

1-800-447-4930

Visit our website www.statefarm.com®

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-800-447-4930) for a prospectus or summary prospectus containing this and other information. Read it carefully.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at “http://www.sec.gov.”

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at “http://www.sec.gov.” The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

State Farm LifePath Funds are target-date portfolios that provide a diversified exposure to stocks, bonds, and/or cash for those investors who have a specific date in mind (in this case years 2020, 2030, 2040, or 2050) for retirement or another goal. The target date is the approximate date when investors plan to start withdrawing assets. The investment objectives of each Fund are adjusted over time to become more conservative as the target date approaches. The principal value of the Fund(s) is not guaranteed at any time, including at the target date.

Message to Shareholders of State Farm Mutual Fund Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2012 for the State Farm Mutual Fund Trust (“the Trust”). Included are financial statements and a complete list of the portfolio holdings to help you further understand the Fund(s) you own. We encourage you to review and consider this entire report.

Market Review

During the 6-month period ended June 30, 2012, the financial markets continued to experience significant price volatility.

In the U.S., equity markets climbed higher and generated positive total returns for the 6-month period ended June 30, 2012. Throughout the 6-month period, equity markets were influenced by many positive factors including generally subdued inflation, improving corporate earnings, and modest positive growth in Gross Domestic Product (GDP). In addition, the Federal Reserve maintained an accommodative monetary policy by leaving the Fed Funds Rate unchanged in a target range of 0% to 0.25%, where it remained for the entire 6-month period ended June 30, 2012. However, the market environment was not without its challenges. During April, equity markets began to turn negative and became increasingly volatile as unresolved concerns about sovereign debt issues in several European countries and weaker U.S. economic data, including weaker than expected employment figures, weighed on investor sentiment. Investor negativity accelerated in the month of May as U.S. stock indexes suffered their worst monthly declines since September 2011, erasing a significant portion of the gains that had been made to that point. However, in June, signs of progress emerged in easing Europe’s banking crisis which helped to lift the markets higher and close out the best month of June performance since 1999.

Overall, large cap stocks (as represented by the S&P 500® Index1), mid-cap stocks (as represented by the Russell Midcap® Index2) and small cap stocks (as represented by the Russell 2000® Index3) posted total returns of 9.49%, 7.97%, and 8.53%, respectively, for the 6-month period ended June 30, 2012.

International equities markets, as represented by the MSCI EAFE Free® Index and the MSCI All Country World Index (ACWI) ex-U.S. Index, posted positive total returns of 2.96% and 2.77%, respectively, in U.S. dollar terms for the 6-month period ended June 30, 2012. Within the MSCI EAFE Free Index, developed European markets like Greece and Portugal were among the weakest performing markets, declining –18.64% and –17.03%, respectively, in U.S. dollar terms. Meanwhile, Belgium and Singapore were among the relatively better performing countries in the Index for the 6-month period, increasing 19.34% and 14.77%, respectively, in U.S. dollar terms. Stock market performance in emerging market countries was positive during the 6-month period with the MSCI Emerging Markets Index posting a total return of 3.93% in U.S. dollar terms.4

Concerns over the ongoing European debt crisis and signs of slowing U.S. economic growth lifted the demand for the relatively safe haven of U.S. Treasuries, especially later in the reporting period. Over the entire 6-months, the yield on 10-year U.S. Treasuries rose from 1.89% on January 1, 2012 to a high of 2.39% on March 19, 2012, before falling 72 basis points to end at 1.67% on June 30, 2012. Short-term yields remained low, with 3-month U.S. Treasury yields climbing 7 basis points from 0.02% on January 1, 2012 to 0.09% on June 30, 2012.5

1

Source: Standard and Poor’s. The S&P 500® Index tracks the common stock performance of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

2

Source: Bloomberg. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

3

Source: Bloomberg. The Russell 2000® Index tracks the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The stocks of small companies are more volatile than the stocks of larger, more established companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

4

Source: Bloomberg. The Morgan Stanley Capital International Europe, Australasia and Far East Free (EAFE® Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East. The MSCI All Country World Index (ex-U.S.) (MSCI ACWI ex-U.S. Index) is a free float adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the United States. As of June 30, 2012, the MSCI ACWI ex-U.S. Index consisted of 44 developed and emerging market country indices. The Morgan Stanley Capital International Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in global emerging markets. Foreign securities involve risks not normally associated with investing in the U.S. including higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates, all of which are magnified in emerging markets. It is not possible to invest directly in an index. Past performance does not guarantee future results.

5	Source: The U.S. Department of Treasury. A 10-year U.S. Treasury Bond is a debt obligation issued by the U.S. Treasury that has a term of more than one year, but not more than 10 years. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Message to Shareholders of State Farm Mutual Fund Trust (continued)

Among major fixed income indices, the Barclays U.S. Aggregate Bond Index and the Barclays Municipal Bond Index posted total returns of 2.37% and 3.66%, respectively, over the 6-month period ended June 30, 2012.6

Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of January 1, 2012 through December 31, 2012 in the State Farm Mutual Fund Trust Annual Report.

Electronic Delivery

As a State Farm Mutual Funds shareholder, you can elect to have future Annual Reports, Semi-Annual Reports, Prospectuses, and quarterly statements delivered electronically rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials as well as a way to be environmentally friendly. Please consider signing up for electronic delivery today by going on statefarm.com® or contacting the Mutual Funds Response Center at 1-800-447-4930 for assistance.

Automatic Investment Plan (AIP)7

State Farm Mutual Funds allow you to make regular investments in a Fund with an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. If you wish to begin an Automatic Investment Plan, the minimum amount required for both initial and subsequent investments is $50. Please consider signing up today for AIP by contacting the State Farm Mutual Funds Response Center at 1-800-447-4930 for assistance.

State Farm Investment Management Corp. remains committed to a disciplined, long-term approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals.8

We believe individuals may increase their chance for investment success by remaining focused on their long-term goals and maintaining an appropriate asset allocation mix.9 As always, your registered State Farm agent is available to discuss your financial needs and risk tolerance.

On behalf of the entire State Farm Mutual Funds team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Joe R. Monk Jr. Senior Vice President
State Farm Investment Management Corp.

6	The Barclays U.S. Aggregate Bond Index and Barclays Municipal Bond Index returns provided by Barclays Capital Inc. The Barclays U.S. Aggregate Bond Index represents debt securities in the U.S. investment grade fixed rate taxable bond market, including government and corporate debt securities, mortgage pass-through debt securities and asset-backed debt securities with maturities greater than one year. The Barclays Municipal Bond Index is representative of the tax-exempt bond market and is made up of investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. It is not possible to invest directly in an index. Past performance does not guarantee future results.

7	Automatic investment plans do not assure a profit or protect against loss.

8	Investing involves risk, including potential for loss.

9	Asset allocation does not assure a profit or protect against loss.

Portfolio Summary

State Farm Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by Sector and based on total net assets as of June 30, 2012. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Small/Mid Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by Sector and based on total net assets as of June 30, 2012. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm International Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by Country and based on total net assets as of June 30, 2012. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 12 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm S&P 500 Index Fund

Fund Composition*

(unaudited)

*	Illustrated by Sector and based on total net assets as of June 30, 2012. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Small Cap Index Fund

Fund Composition*

(unaudited)

*	Illustrated by Sector and based on total net assets as of June 30, 2012. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm International Index Fund

Fund Composition*

(unaudited)

*	Illustrated by Country and based on total net assets as of June 30, 2012. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 11 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm Equity and Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of June 30, 2012. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of June 30, 2012. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Tax Advantaged Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of June 30, 2012. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Portfolio Summary (continued)

State Farm Money Market Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of June 30, 2012. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm LifePath Retirement Fund

LifePath Retirement Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on the Master Portfolio’s investments in Affiliated Investment Companies of the Master Portfolio as of June 30, 2012. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio Information, both found later in this report.

State Farm LifePath 2020 Fund

LifePath 2020 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on the Master Portfolio’s investments in Affiliated Investment Companies of the Master Portfolio as of June 30, 2012. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio Information, both found later in this report.

Portfolio Summary (continued)

State Farm LifePath 2030 Fund

LifePath 2030 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on the Master Portfolio’s investments in Affiliated Investment Companies of the Master Portfolio as of June 30, 2012. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio Information, both found later in this report.

State Farm LifePath 2040 Fund

LifePath 2040 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on the Master Portfolio’s investments in Affiliated Investment Companies of the Master Portfolio as of June 30, 2012. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio Information, both found later in this report.

State Farm LifePath 2050 Fund

LifePath 2050 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on the Master Portfolio’s investments in Affiliated Investment Companies of the Master Portfolio as of June 30, 2012. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio Information, both found later in this report.

Expense Example (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and certain redemptions; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; shareholder servicing fees; and other Fund expenses. The Example in the following table for each Fund below is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table for each Fund.

Actual Expenses

The Actual information in the table under each Fund name below provides information about actual account values and actual expenses for each Class of shares. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund Class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual information line under the heading entitled “Expenses Paid During Period” for the applicable Fund Class to estimate the expenses you paid on your account for that Fund Class during the period. If your account has multiple Fund positions, add up the results calculated for each Fund position by Class within your account to estimate the expenses you paid on your total account value. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account holding Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The Hypothetical information in the table under each Fund name below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio by Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Class indicated. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account holding Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of increasing the costs of investing.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) applicable to Class A, Class B, Legacy Class A, and Legacy Class B shares. Therefore, the Hypothetical information in the table under each Fund name is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

State Farm Equity Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio Based on the Period January 1, 2012 to June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012[1]
Actual
Class A Shares	$1,000.00	$1,086.12	1.18%	$6.12
Class B Shares	$1,000.00	$1,084.51	1.88%	$9.74
Legacy Class A Shares	$1,000.00	$1,088.14	1.18%	$6.13
Legacy Class B Shares	$1,000.00	$1,085.03	1.58%	$8.19
Institutional Shares	$1,000.00	$1,087.57	0.93%	$4.83
Class R-1 Shares	$1,000.00	$1,084.36	1.50%	$7.77
Class R-2 Shares	$1,000.00	$1,086.27	1.30%	$6.74
Class R-3 Shares	$1,000.00	$1,087.72	1.00%	$5.19

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.00	1.18%	$5.92
Class B Shares	$1,000.00	$1,015.51	1.88%	$9.42
Legacy Class A Shares	$1,000.00	$1,019.00	1.18%	$5.92
Legacy Class B Shares	$1,000.00	$1,017.01	1.58%	$7.92
Institutional Shares	$1,000.00	$1,020.24	0.93%	$4.67
Class R-1 Shares	$1,000.00	$1,017.40	1.50%	$7.52
Class R-2 Shares	$1,000.00	$1,018.40	1.30%	$6.52
Class R-3 Shares	$1,000.00	$1,019.89	1.00%	$5.02

State Farm Small/Mid Cap Equity Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio Based on the Period January 1, 2012 to June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012[1]
Actual
Class A Shares	$1,000.00	$1,073.41	1.40%	$7.22
Class B Shares	$1,000.00	$1,069.36	2.10%	$10.80
Legacy Class A Shares	$1,000.00	$1,073.61	1.40%	$7.22
Legacy Class B Shares	$1,000.00	$1,070.32	1.80%	$9.27
Institutional Shares	$1,000.00	$1,074.48	1.15%	$5.93
Class R-1 Shares	$1,000.00	$1,071.35	1.72%	$8.86
Class R-2 Shares	$1,000.00	$1,072.48	1.52%	$7.83
Class R-3 Shares	$1,000.00	$1,073.95	1.22%	$6.29

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,017.90	1.40%	$7.02
Class B Shares	$1,000.00	$1,014.42	2.10%	$10.52
Legacy Class A Shares	$1,000.00	$1,017.90	1.40%	$7.02
Legacy Class B Shares	$1,000.00	$1,015.91	1.80%	$9.02
Institutional Shares	$1,000.00	$1,019.14	1.15%	$5.77
Class R-1 Shares	$1,000.00	$1,016.31	1.72%	$8.62
Class R-2 Shares	$1,000.00	$1,017.30	1.52%	$7.62
Class R-3 Shares	$1,000.00	$1,018.80	1.22%	$6.21

State Farm International Equity Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio Based on the Period January 1, 2012 to June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012[1]
Actual
Class A Shares	$1,000.00	$1,048.31	1.50%	$7.64
Class B Shares	$1,000.00	$1,043.74	2.20%	$11.18
Legacy Class A Shares	$1,000.00	$1,047.90	1.50%	$7.64
Legacy Class B Shares	$1,000.00	$1,044.63	1.90%	$9.66
Institutional Shares	$1,000.00	$1,049.22	1.25%	$6.37
Class R-1 Shares	$1,000.00	$1,046.00	1.82%	$9.26
Class R-2 Shares	$1,000.00	$1,045.84	1.62%	$8.24
Class R-3 Shares	$1,000.00	$1,049.22	1.32%	$6.73

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,017.40	1.50%	$7.52
Class B Shares	$1,000.00	$1,013.92	2.20%	$11.02
Legacy Class A Shares	$1,000.00	$1,017.40	1.50%	$7.52
Legacy Class B Shares	$1,000.00	$1,015.42	1.90%	$9.52
Institutional Shares	$1,000.00	$1,018.65	1.25%	$6.27
Class R-1 Shares	$1,000.00	$1,015.81	1.82%	$9.12
Class R-2 Shares	$1,000.00	$1,016.81	1.62%	$8.12
Class R-3 Shares	$1,000.00	$1,018.30	1.32%	$6.62

State Farm S&P 500 Index Fund 2

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio Based on the Period January 1, 2012 to June 30, 2012[3]	Expenses Paid During Period January 1, 2012 to June 30, 2012[1]
Actual
Class A Shares	$1,000.00	$1,091.01	0.76%	$3.95
Class B Shares	$1,000.00	$1,087.55	1.46%	$7.58
Legacy Class A Shares	$1,000.00	$1,091.77	0.76%	$3.95
Legacy Class B Shares	$1,000.00	$1,089.29	1.17%	$6.08
Institutional Shares	$1,000.00	$1,092.53	0.51%	$2.65
Class R-1 Shares	$1,000.00	$1,089.76	1.09%	$5.66
Class R-2 Shares	$1,000.00	$1,090.14	0.88%	$4.57
Class R-3 Shares	$1,000.00	$1,091.58	0.58%	$3.02

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.08	0.76%	$3.82
Class B Shares	$1,000.00	$1,017.60	1.46%	$7.32
Legacy Class A Shares	$1,000.00	$1,021.08	0.76%	$3.82
Legacy Class B Shares	$1,000.00	$1,019.05	1.17%	$5.87
Institutional Shares	$1,000.00	$1,022.33	0.51%	$2.56
Class R-1 Shares	$1,000.00	$1,019.44	1.09%	$5.47
Class R-2 Shares	$1,000.00	$1,020.49	0.88%	$4.42
Class R-3 Shares	$1,000.00	$1,021.98	0.58%	$2.92

State Farm Small Cap Index Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio Based on the Period January 1, 2012 to June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012[1]
Actual
Class A Shares	$1,000.00	$1,080.18	0.95%	$4.91
Class B Shares	$1,000.00	$1,076.92	1.65%	$8.52
Legacy Class A Shares	$1,000.00	$1,080.07	0.95%	$4.91
Legacy Class B Shares	$1,000.00	$1,077.83	1.35%	$6.97
Institutional Shares	$1,000.00	$1,081.65	0.70%	$3.62
Class R-1 Shares	$1,000.00	$1,078.62	1.27%	$6.56
Class R-2 Shares	$1,000.00	$1,079.37	1.07%	$5.53
Class R-3 Shares	$1,000.00	$1,080.70	0.77%	$3.98

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.14	0.95%	$4.77
Class B Shares	$1,000.00	$1,016.66	1.65%	$8.27
Legacy Class A Shares	$1,000.00	$1,020.14	0.95%	$4.77
Legacy Class B Shares	$1,000.00	$1,018.15	1.35%	$6.77
Institutional Shares	$1,000.00	$1,021.38	0.70%	$3.52
Class R-1 Shares	$1,000.00	$1,018.55	1.27%	$6.37
Class R-2 Shares	$1,000.00	$1,019.54	1.07%	$5.37
Class R-3 Shares	$1,000.00	$1,021.03	0.77%	$3.87

State Farm International Index Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio Based on the Period January 1, 2012 to June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012[1]
Actual
Class A Shares	$1,000.00	$1,030.47	1.20%	$6.06
Class B Shares	$1,000.00	$1,027.17	1.90%	$9.58
Legacy Class A Shares	$1,000.00	$1,030.53	1.20%	$6.06
Legacy Class B Shares	$1,000.00	$1,028.23	1.60%	$8.07
Institutional Shares	$1,000.00	$1,032.64	0.95%	$4.80
Class R-1 Shares	$1,000.00	$1,029.38	1.52%	$7.67
Class R-2 Shares	$1,000.00	$1,029.44	1.32%	$6.66
Class R-3 Shares	$1,000.00	$1,032.61	1.02%	$5.15

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.90	1.20%	$6.02
Class B Shares	$1,000.00	$1,015.42	1.90%	$9.52
Legacy Class A Shares	$1,000.00	$1,018.90	1.20%	$6.02
Legacy Class B Shares	$1,000.00	$1,016.91	1.60%	$8.02
Institutional Shares	$1,000.00	$1,020.14	0.95%	$4.77
Class R-1 Shares	$1,000.00	$1,017.30	1.52%	$7.62
Class R-2 Shares	$1,000.00	$1,018.30	1.32%	$6.62
Class R-3 Shares	$1,000.00	$1,019.79	1.02%	$5.12

State Farm Equity and Bond Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio Based on the Period January 1, 2012 to June 30, 2012[4]	Expenses Paid During Period January 1, 2012 to June 30, 2012[1]
Actual
Class A Shares	$1,000.00	$1,059.95	0.97%	$4.97
Class B Shares	$1,000.00	$1,056.35	1.67%	$8.54
Legacy Class A Shares	$1,000.00	$1,060.67	0.97%	$4.97
Legacy Class B Shares	$1,000.00	$1,057.04	1.37%	$7.01
Institutional Shares	$1,000.00	$1,061.13	0.72%	$3.69
Class R-1 Shares	$1,000.00	$1,059.18	1.29%	$6.60
Class R-2 Shares	$1,000.00	$1,058.78	1.09%	$5.58
Class R-3 Shares	$1,000.00	$1,060.10	0.79%	$4.05

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.04	0.97%	$4.87
Class B Shares	$1,000.00	$1,016.56	1.67%	$8.37
Legacy Class A Shares	$1,000.00	$1,020.04	0.97%	$4.87
Legacy Class B Shares	$1,000.00	$1,018.05	1.37%	$6.87
Institutional Shares	$1,000.00	$1,021.28	0.72%	$3.62
Class R-1 Shares	$1,000.00	$1,018.45	1.29%	$6.47
Class R-2 Shares	$1,000.00	$1,019.44	1.09%	$5.47
Class R-3 Shares	$1,000.00	$1,020.93	0.79%	$3.97

State Farm Bond Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio Based on the Period January 1, 2012 to June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012[1]
Actual
Class A Shares	$1,000.00	$1,022.28	0.66%	$3.32
Class B Shares	$1,000.00	$1,019.40	1.06%	$5.32
Legacy Class A Shares	$1,000.00	$1,021.42	0.66%	$3.32
Legacy Class B Shares	$1,000.00	$1,019.40	1.06%	$5.32
Institutional Shares	$1,000.00	$1,022.67	0.41%	$2.06
Class R-1 Shares	$1,000.00	$1,020.68	0.98%	$4.92
Class R-2 Shares	$1,000.00	$1,021.69	0.78%	$3.92
Class R-3 Shares	$1,000.00	$1,022.32	0.48%	$2.41

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.58	0.66%	$3.32
Class B Shares	$1,000.00	$1,019.59	1.06%	$5.32
Legacy Class A Shares	$1,000.00	$1,021.58	0.66%	$3.32
Legacy Class B Shares	$1,000.00	$1,019.59	1.06%	$5.32
Institutional Shares	$1,000.00	$1,022.82	0.41%	$2.06
Class R-1 Shares	$1,000.00	$1,019.99	0.98%	$4.92
Class R-2 Shares	$1,000.00	$1,020.98	0.78%	$3.92
Class R-3 Shares	$1,000.00	$1,022.48	0.48%	$2.41

State Farm Tax Advantaged Bond Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio Based on the Period January 1, 2012 to June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012[1]
Actual
Class A Shares	$1,000.00	$1,021.28	0.66%	$3.32
Class B Shares	$1,000.00	$1,019.28	1.06%	$5.32
Legacy Class A Shares	$1,000.00	$1,021.32	0.66%	$3.32
Legacy Class B Shares	$1,000.00	$1,019.31	1.06%	$5.32

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.58	0.66%	$3.32
Class B Shares	$1,000.00	$1,019.59	1.06%	$5.32
Legacy Class A Shares	$1,000.00	$1,021.58	0.66%	$3.32
Legacy Class B Shares	$1,000.00	$1,019.59	1.06%	$5.32

State Farm Money Market Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio Based on the Period January 1, 2012 to June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012[1]
Actual
Class A Shares	$1,000.00	$1,000.00	0.09%	$0.45
Class B Shares	$1,000.00	$1,000.00	0.09%	$0.45
Legacy Class A Shares	$1,000.00	$1,000.00	0.09%	$0.45
Legacy Class B Shares	$1,000.00	$1,000.00	0.09%	$0.45
Institutional Shares	$1,000.00	$1,000.01	0.09%	$0.45
Class R-1 Shares	$1,000.00	$1,000.00	0.09%	$0.45
Class R-2 Shares	$1,000.00	$1,000.00	0.09%	$0.45
Class R-3 Shares	$1,000.00	$1,000.01	0.09%	$0.45

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,024.42	0.09%	$0.45
Class B Shares	$1,000.00	$1,024.42	0.09%	$0.45
Legacy Class A Shares	$1,000.00	$1,024.42	0.09%	$0.45
Legacy Class B Shares	$1,000.00	$1,024.42	0.09%	$0.45
Institutional Shares	$1,000.00	$1,024.42	0.09%	$0.45
Class R-1 Shares	$1,000.00	$1,024.42	0.09%	$0.45
Class R-2 Shares	$1,000.00	$1,024.42	0.09%	$0.45
Class R-3 Shares	$1,000.00	$1,024.42	0.09%	$0.45

State Farm LifePath Retirement Fund5

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio Based on the Period January 1, 2012 to June 30, 2012[6]	Expenses Paid During Period January 1, 2012 to June 30, 2012[1]
Actual
Class A Shares	$1,000.00	$1,039.76	1.17%	$5.93
Class B Shares	$1,000.00	$1,036.39	1.77%	$8.96
Legacy Class A Shares	$1,000.00	$1,039.67	1.17%	$5.93
Legacy Class B Shares	$1,000.00	$1,037.23	1.57%	$7.95
Institutional Shares	$1,000.00	$1,040.92	0.92%	$4.67
Class R-1 Shares	$1,000.00	$1,038.81	1.49%	$7.55
Class R-2 Shares	$1,000.00	$1,038.98	1.29%	$6.54
Class R-3 Shares	$1,000.00	$1,040.57	0.99%	$5.02

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.05	1.17%	$5.87
Class B Shares	$1,000.00	$1,016.06	1.77%	$8.87
Legacy Class A Shares	$1,000.00	$1,019.05	1.17%	$5.87
Legacy Class B Shares	$1,000.00	$1,017.06	1.57%	$7.87
Institutional Shares	$1,000.00	$1,020.29	0.92%	$4.62
Class R-1 Shares	$1,000.00	$1,017.45	1.49%	$7.47
Class R-2 Shares	$1,000.00	$1,018.45	1.29%	$6.47
Class R-3 Shares	$1,000.00	$1,019.94	0.99%	$4.97

State Farm LifePath 2020 Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio Based on the Period January 1, 2012 to June 30, 2012[6]	Expenses Paid During Period January 1, 2012 to June 30, 2012[1]
Actual
Class A Shares	$1,000.00	$1,050.04	1.14%	$5.81
Class B Shares	$1,000.00	$1,046.38	1.84%	$9.36
Legacy Class A Shares	$1,000.00	$1,049.45	1.14%	$5.81
Legacy Class B Shares	$1,000.00	$1,047.88	1.54%	$7.84
Institutional Shares	$1,000.00	$1,050.74	0.89%	$4.54
Class R-1 Shares	$1,000.00	$1,047.88	1.46%	$7.43
Class R-2 Shares	$1,000.00	$1,048.63	1.26%	$6.42
Class R-3 Shares	$1,000.00	$1,050.90	0.96%	$4.90

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.19	1.14%	$5.72
Class B Shares	$1,000.00	$1,015.71	1.84%	$9.22
Legacy Class A Shares	$1,000.00	$1,019.19	1.14%	$5.72
Legacy Class B Shares	$1,000.00	$1,017.21	1.54%	$7.72
Institutional Shares	$1,000.00	$1,020.44	0.89%	$4.47
Class R-1 Shares	$1,000.00	$1,017.60	1.46%	$7.32
Class R-2 Shares	$1,000.00	$1,018.60	1.26%	$6.32
Class R-3 Shares	$1,000.00	$1,020.09	0.96%	$4.82

State Farm LifePath 2030 Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio Based on the Period January 1, 2012 to June 30, 2012[6]	Expenses Paid During Period January 1, 2012 to June 30, 2012[1]
Actual
Class A Shares	$1,000.00	$1,058.50	1.12%	$5.73
Class B Shares	$1,000.00	$1,054.82	1.82%	$9.30
Legacy Class A Shares	$1,000.00	$1,058.46	1.12%	$5.73
Legacy Class B Shares	$1,000.00	$1,056.29	1.52%	$7.77
Institutional Shares	$1,000.00	$1,059.78	0.87%	$4.46
Class R-1 Shares	$1,000.00	$1,057.21	1.44%	$7.37
Class R-2 Shares	$1,000.00	$1,056.99	1.24%	$6.34
Class R-3 Shares	$1,000.00	$1,059.83	0.94%	$4.81

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.29	1.12%	$5.62
Class B Shares	$1,000.00	$1,015.81	1.82%	$9.12
Legacy Class A Shares	$1,000.00	$1,019.29	1.12%	$5.62
Legacy Class B Shares	$1,000.00	$1,017.30	1.52%	$7.62
Institutional Shares	$1,000.00	$1,020.54	0.87%	$4.37
Class R-1 Shares	$1,000.00	$1,017.70	1.44%	$7.22
Class R-2 Shares	$1,000.00	$1,018.70	1.24%	$6.22
Class R-3 Shares	$1,000.00	$1,020.19	0.94%	$4.72

State Farm LifePath 2040 Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio Based on the Period January 1, 2012 to June 30, 2012[6]	Expenses Paid During Period January 1, 2012 to June 30, 2012[1]
Actual
Class A Shares	$1,000.00	$1,065.37	1.12%	$5.75
Class B Shares	$1,000.00	$1,060.94	1.82%	$9.33
Legacy Class A Shares	$1,000.00	$1,064.44	1.12%	$5.75
Legacy Class B Shares	$1,000.00	$1,062.16	1.52%	$7.79
Institutional Shares	$1,000.00	$1,066.51	0.87%	$4.47
Class R-1 Shares	$1,000.00	$1,063.28	1.44%	$7.39
Class R-2 Shares	$1,000.00	$1,063.81	1.24%	$6.36
Class R-3 Shares	$1,000.00	$1,065.13	0.94%	$4.83

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.29	1.12%	$5.62
Class B Shares	$1,000.00	$1,015.81	1.82%	$9.12
Legacy Class A Shares	$1,000.00	$1,019.29	1.12%	$5.62
Legacy Class B Shares	$1,000.00	$1,017.30	1.52%	$7.62
Institutional Shares	$1,000.00	$1,020.54	0.87%	$4.37
Class R-1 Shares	$1,000.00	$1,017.70	1.44%	$7.22
Class R-2 Shares	$1,000.00	$1,018.70	1.24%	$6.22
Class R-3 Shares	$1,000.00	$1,020.19	0.94%	$4.72

State Farm LifePath 2050 Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio Based on the Period January 1, 2012 to June 30, 2012[6]	Expenses Paid During Period January 1, 2012 to June 30, 2012[1]
Actual
Class A Shares	$1,000.00	$1,069.77	1.16%	$5.97
Class R-1 Shares	$1,000.00	$1,069.61	1.48%	$7.62
Class R-2 Shares	$1,000.00	$1,068.37	1.28%	$6.58

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.10	1.16%	$5.82
Class R-1 Shares	$1,000.00	$1,017.50	1.48%	$7.42
Class R-2 Shares	$1,000.00	$1,018.50	1.28%	$6.42

1	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2	Restated Expense Example Table for State Farm S&P 500 Index Fund. The management fee for the State Farm S&P 500 Index Fund was reduced from 0.20% to 0.18% on May 12, 2012. The restated example reflects expenses as if the management fee reduction had been in place during the entire period from January 1, 2012 to June 30, 2012 as follows:

State Farm S&P 500 Index Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio Based on the Period January 1, 2012 to June 30, 2012*	Expenses Paid During Period January 1, 2012 to June 30, 2012**
Actual
Class A Shares	$1,000.00	$1,091.11	0.74%	$3.85
Class B Shares	$1,000.00	$1,087.66	1.44%	$7.47
Legacy Class A Shares	$1,000.00	$1,091.88	0.74%	$3.85
Legacy Class B Shares	$1,000.00	$1,089.39	1.15%	$5.97
Institutional Shares	$1,000.00	$1,092.64	0.49%	$2.55
Class R-1 Shares	$1,000.00	$1,089.87	1.07%	$5.56
Class R-2 Shares	$1,000.00	$1,090.25	0.86%	$4.47
Class R-3 Shares	$1,000.00	$1,091.69	0.56%	$2.91

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.18	0.74%	$3.72
Class B Shares	$1,000.00	$1,017.70	1.44%	$7.22
Legacy Class A Shares	$1,000.00	$1,021.18	0.74%	$3.72
Legacy Class B Shares	$1,000.00	$1,019.14	1.15%	$5.77
Institutional Shares	$1,000.00	$1,022.43	0.49%	$2.46
Class R-1 Shares	$1,000.00	$1,019.54	1.07%	$5.37
Class R-2 Shares	$1,000.00	$1,020.59	0.86%	$4.32
Class R-3 Shares	$1,000.00	$1,022.08	0.56%	$2.82

*	On May 12, 2012, the State Farm S&P 500 Index Fund successfully withdrew its assets from the S&P 500 Stock Master Portfolio. The ratio reflected in the table represents expenses of both the Fund and Master Portfolio through May 11, 2012.

**	Expenses are equal to the Fund’s annualized expense ratio (provided in the table) multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

3	On May 12, 2012, the State Farm S&P 500 Index Fund successfully withdrew its assets from the S&P 500 Stock Master Portfolio. The ratio reflected in the table represents expenses of both the Fund and Master Portfolio through May 11, 2012.

4	Ratio also reflects 60% of the State Farm Equity Fund Institutional Shares expenses plus 40% of the State Farm Bond Fund Institutional Shares expenses. The State Farm Equity and Bond Fund targets a 60%/40% investment ratio between the State Farm Equity Fund and the State Farm Bond Fund. The ratio may vary slightly from 60%/40% throughout the year.

5	Restated Expense Example Table for State Farm LifePath Retirement Fund. On April 5, 2012, the 12b-1 fees for the Class B shares of the State Farm LifePath Retirement Fund were reduced from 0.95% to 0.75%. The restated example reflects expenses as if the reduction in the 12b-1 fees had been in place during the entire period from January 1, 2012 to June 30, 2012 as follows:

State Farm LifePath Retirement Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio Based on the Period January 1, 2012 to June 30, 2012*	Expenses Paid During Period January 1, 2012 to June 30, 2012**
Actual
Class B Shares	$1,000.00	$1,036.91	1.67%	$8.46

Hypothetical (5% return before expenses)
Class B Shares	$1,000.00	$1,016.56	1.67%	$8.37

*	Ratio reflects the expenses of both the Fund and its corresponding Master Portfolio.

**	Expenses are equal to the Fund’s annualized expense ratio (provided in the table) multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6	Ratio reflects the expenses of both the Fund and its corresponding Master Portfolio.

Board Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Mutual Fund Trust (“Mutual Fund Trust”) held on June 15, 2012, all of the Trustees present, including those Trustees present who were not interested persons of Mutual Fund Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Mutual Fund Trust (the “Advisory Agreement”), on behalf of its fifteen separate series (each a “Fund” and together the “Funds”) (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Westwood Management Corp. (“Westwood”) with respect to the State Farm Equity Fund (the “Equity Fund”), (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Northern Trust Investments, Inc. (“Northern Trust Investments”) with respect to the State Farm Small Cap Index Fund (the “Small Cap Index Fund”) and the State Farm International Index Fund (the “International Index Fund”), (iv) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Marsico Capital Management, LLC (“Marsico”) with respect to the State Farm International Equity Fund (the “International Equity Fund”), (v) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Northern Cross, LLC (“Northern Cross”) with respect to the International Equity Fund, (vi) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Bridgeway Capital Management, Inc. (“Bridgeway”) with respect to the State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) and the Equity Fund, (vii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Rainier Investment Management, Inc. (“Rainier”) with respect to the Small/Mid Cap Equity Fund, and (viii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and BlackRock Fund Advisors (“BFA”) with respect to the S&P 500 Index Fund. Together, the sub-advisory agreements between SFIMC and Westwood, Northern Trust Investments, Marsico, Northern Cross, Bridgeway, Rainier and BFA will be referred to as the “Sub-Advisory Agreements.”

Pursuant to the Sub-Advisory Agreements, SFIMC has hired sub-advisers for six of Mutual Fund Trust’s Funds. Each sub-adviser is responsible for the day-to-day management of the investments or a portion of the investments of the applicable Fund. The six sub-advised Funds and their sub-advisers are listed below:

Fund	Sub-Adviser(s)
Equity Fund	Westwood and Bridgeway
Small/Mid Cap Equity Fund	Bridgeway and Rainier
S&P 500 Index Fund	BFA
International Equity Fund	Marsico and Northern Cross
Small Cap Index Fund	Northern Trust Investments
International Index Fund	Northern Trust Investments

Prior to the June 15, 2012 meeting, independent legal counsel to the Independent Trustees sent Westwood, Northern Trust Investments, Marsico, Northern Cross, Bridgeway, Rainier and BFA (collectively the “Sub-Advisers”) and SFIMC a request for information to be provided to the Board prior to the Board’s consideration of continuing the Sub-Advisory Agreements and the Advisory Agreement. The Sub-Advisers and SFIMC provided materials to the Board responding to those requests during the first quarter of the year.

At the Board’s request, SFIMC subsequently provided the Board with additional information that the Board believed would be useful in evaluating whether to approve continuation of the Advisory Agreement and the Sub-Advisory Agreements. Prior to the June 15th meeting, the Board also received a report prepared by Strategic Insight, an independent fund tracking organization (the “Strategic Insight Report”) relating to the performance and expenses of the Funds. In addition, the Board received and reviewed a memorandum from legal counsel to Mutual Fund Trust and its Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering continuation of the Advisory and Sub-Advisory Agreements.

The Independent Trustees of Mutual Fund Trust reviewed these materials at meetings held on March 16, 2012 and May 29, 2012, during which SFIMC management responded to specific questions from the Independent Trustees and provided follow-up information. The Board also considered information received throughout the year. The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and with the other Board members, after which the Board considered various factors described below, no one of which alone was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the continuation of the agreements are discussed separately below.

Investment Performance

The Board considered each Fund’s investment performance. Among other things, the Board examined the performance of each Fund over various time periods as compared to the performance of one or more benchmark indexes, including the returns of the appropriate Morningstar Category Average composite, which includes all open-end funds within that category as assigned by Morningstar, Inc., without any modifications.

The Board considered that the performance of the S&P 500 Index Fund, the Small Cap Index Fund and the International Index Fund closely tracked the performance of their benchmark indexes, excluding Fund expenses, and concluded that the performance of those three Funds over the periods reviewed was acceptable. With respect to the Sub-Advisory Agreement for the S&P 500 Index Fund, the Board considered it had only been in effect since May of 2012.

The Board considered the performance of the Equity Fund, Small/Mid Cap Equity Fund and the International Equity Fund, including as compared to applicable benchmarks. SFIMC management explained to the Board that the Equity Fund and Small/Mid Cap Equity Fund’s relative performance lagged during the three-, five- or ten-year time periods ending March 31, 2012, but had shown signs of improvement in the most recent one-year or quarterly time periods. SFIMC explained that the underperformance of these Funds over these time frames may have resulted from the market environment generally rewarding investors in low-quality, high-risk securities, an investment strategy generally not followed by these Funds. However, the Board concluded that the performance of these three Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the Tax Advantaged Bond Fund, the Bond Fund, the Money Market Fund and the Equity and Bond Fund. The performance of the Tax Advantaged Bond Fund and the Bond fund lagged over the 3-year time frame. SFIMC explained that this underperformance may have resulted from the market environment generally rewarding investors in low-quality, high-risk securities, an investment strategy generally not followed by these Funds. The performance of the Money Market Fund and the Equity and Bond Fund was competitive with each Fund’s benchmarks. After extensive discussion of this and other performance information, the Board concluded that the investment performance of these Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds (collectively the “LifePath Funds”) for the one-, three- and five- year periods ended March 31, 2012. The Board considered each LifePath Fund’s performance compared to its benchmark and a custom blended benchmark. After extensively reviewing all of this and other performance information, the Board concluded that the LifePath Funds’ performance over the periods reviewed was acceptable.

Fees and Expenses

The Board also examined the fee structure and expense ratio of each Fund, including in comparison to a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures. SFIMC management explained that to maintain a stable $1.00/share net asset value for the Money Market Fund, SFIMC and State Farm VP Management Corp., distributor of the Fund shares, have continued waiving fees each is entitled to receive from that Fund. The Board also took note that SFIMC does not manage any institutional client, and that it only manages the Funds, and the funds of other State Farm-sponsored mutual funds. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC in providing advisory services to each Fund, as well as the methodology by which that profit (or loss) was calculated. The Board concluded that the advisory fees, which directly or indirectly are part of each Fund’s fee structure and expense ratio, were reasonable.

The Board examined the fees that SFIMC pays to each Sub-Adviser pursuant to the Sub-Advisory Agreements, including the breakpoints in fees that result when a Fund’s assets increase. SFIMC management indicated to the Board its belief that the sub-advisory fees were competitive in the marketplace. After considering this information, the Board concluded that the sub-advisory fees were reasonable.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC and the Sub- Advisers to the Funds, as applicable. The Board considered the general reputation, financial resources, and business activities of SFIMC and each Sub-Adviser, as well as the education and experience of the teams responsible for managing the Funds at each organization, and concluded that each organization’s investment management team has a satisfactory, long-term track record. After considering all of this information, the Board concluded that SFIMC and the Sub-Advisers each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, these organizations would be able to continue to provide satisfactory services to Mutual Fund Trust. Finally, the Board considered the view of Mutual Fund Trust’s Chief Compliance Officer that the compliance policies and procedures of SFIMC and the Sub-Advisers were reasonably designed to prevent and detect violations of the federal securities laws.

Economies of Scale/Other Benefits

The Board next discussed the extent to which economies of scale will be realized as each Fund grows and whether each Fund’s fee levels reflect economies of scale for the benefit of the Fund. SFIMC explained to the Board that economies of scale occur when a mutual fund’s expenses per unit, such as per dollar invested in the fund, decrease as the fund increases in size. One way a mutual fund achieves economies of scale is to lower the average cost per unit by spreading fixed costs over a larger asset base. As the assets at a Fund grow, the Fund’s fixed costs will be spread over a larger asset base, so the Fund’s expense levels per unit will reflect economies of scale for the benefit of the Fund. The Board discussed the fact that the advisory fees payable by Mutual Fund Trust to SFIMC are a flat percentage of each Fund’s average daily net assets, and that the percentage does not decrease as a Fund increases in size. Economies of scale for the benefit of Fund shareholders was not a significant factor in the Board’s decision to approve continuation of the Advisory Agreement or the Sub-Advisory Agreements.

The Board next discussed whether SFIMC or a Sub-Adviser derives (or would derive) any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that these organizations (and each organization’s respective affiliates, if any) receive (or would receive) for providing various services to Mutual Fund Trust, particularly because these organizations do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary or so-called “fallout” benefits enables SFIMC and the Sub-Advisers to manage assets of the Funds in a manner that appears to be free of conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC and the Sub-Advisers, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the:

•	Continuation of the Advisory Agreement for all Funds through June 30, 2013, and

•	Continuation of each Existing Sub-Advisory Agreement through June 30, 2013.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (97.72%)
Consumer Discretionary (16.29%)
Advance Auto Parts Inc.	22,500	$1,534,950
AutoZone Inc. (a)	5,600	2,056,152
Bed Bath & Beyond Inc. (a)	20,800	1,285,440
Chipotle Mexican Grill Inc. (a)	3,700	1,405,815
Comcast Corp. Class A	153,500	4,907,395
DIRECTV Class A (a)	29,900	1,459,718
Dollar General Corp. (a)	33,800	1,838,382
Dollar Tree Inc. (a)	18,800	1,011,440
Ford Motor Co.	129,200	1,239,028
General Motors Co. (a)	135,000	2,662,200
H&R Block Inc.	49,200	786,216
Home Depot Inc., The	31,400	1,663,886
Limited Brands Inc.	17,700	752,781
Macy’s Inc.	44,500	1,528,575
McDonald’s Corp.	18,900	1,673,217
PetSmart Inc.	11,200	763,616
Polaris Industries Inc.	17,800	1,272,344
PVH Corp.	13,400	1,042,386
Ross Stores Inc.	22,600	1,411,822
Sally Beauty Holdings Inc. (a)	59,600	1,534,104
Starbucks Corp.	27,300	1,455,636
Tempur-Pedic International Inc. (a)	18,000	421,020
Time Warner Inc.	80,600	3,103,100
TJX Companies Inc.	43,000	1,845,990
Tractor Supply Co.	11,500	955,190
Ulta Salon, Cosmetics & Fragrance Inc.	17,300	1,615,474
Viacom Inc. Class B	35,400	1,664,508
Walt Disney Co., The	67,800	3,288,300
Wynn Resorts Ltd.	11,800	1,223,896

		47,402,581

Consumer Staples (9.63%)
Brown-Forman Corp. Class B	21,000	2,033,850
Coca-Cola Co., The	22,000	1,720,180
Coca-Cola Enterprises Inc.	35,100	984,204
Colgate-Palmolive Co.	15,400	1,603,140
Costco Wholesale Corp.	18,000	1,710,000
CVS Caremark Corp.	63,600	2,972,028
Estee Lauder Companies Inc. Class A, The	13,500	730,620
General Mills Inc.	38,900	1,499,206
Herbalife Ltd.	21,600	1,043,928
Kimberly-Clark Corp.	20,800	1,742,416
Monster Beverage Corp. (a)	25,200	1,794,240
PepsiCo Inc.	44,700	3,158,502
Procter & Gamble Co., The	18,000	1,102,500
Wal-Mart Stores Inc.	58,900	4,106,508
Whole Foods Market Inc.	19,000	1,811,080

		28,012,402

Energy (10.99%)
Anadarko Petroleum Corp.	45,900	3,038,580
Apache Corp.	16,400	1,441,396
Chevron Corp.	37,700	3,977,350
ConocoPhillips	20,400	1,139,952
CONSOL Energy Inc.	86,200	2,606,688

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Denbury Resources Inc. (a)	93,700	$1,415,807
Diamond Offshore Drilling Inc.	15,300	904,689
EQT Corp.	58,200	3,121,266
Halliburton Co.	37,400	1,061,786
HollyFrontier Corp.	41,800	1,480,974
Marathon Oil Corp.	113,600	2,904,752
Marathon Petroleum Corp.	32,100	1,441,932
Occidental Petroleum Corp.	66,100	5,669,397
Phillips 66 (a)	10,200	339,048
Pioneer Natural Resources Co.	16,500	1,455,465

		31,999,082

Financials (10.17%)
ACE Ltd.	40,900	3,031,917
Aflac Inc.	57,800	2,461,702
American International Group Inc. (a)	88,200	2,830,338
Ameriprise Financial Inc.	32,100	1,677,546
Bank of America Corp.	368,400	3,013,512
CIT Group Inc. (a)	74,300	2,648,052
Discover Financial Services	50,700	1,753,206
Huntington Bancshares Inc.	240,600	1,539,840
JPMorgan Chase & Co.	75,400	2,694,042
MetLife Inc.	76,900	2,372,365
Moody’s Corp.	32,800	1,198,840
Travelers Companies Inc., The	23,500	1,500,240
Wells Fargo & Co.	86,400	2,889,216

		29,610,816

Health Care (14.33%)
Abbott Laboratories	96,200	6,202,014
Agilent Technologies Inc.	38,300	1,502,892
Allergan Inc.	16,200	1,499,634
Baxter International Inc.	54,400	2,891,360
Biogen Idec Inc. (a)	13,900	2,006,882
Celgene Corp. (a)	19,500	1,251,120
Covidien PLC	56,100	3,001,350
DaVita Inc. (a)	17,100	1,679,391
HCA Holdings Inc.	58,600	1,783,198
Humana Inc.	16,000	1,239,040
Johnson & Johnson	64,600	4,364,376
McKesson Corp.	16,200	1,518,750
Merck & Co. Inc.	69,900	2,918,325
Novartis AG ADR	51,300	2,867,670
Pfizer Inc.	64,600	1,485,800
St. Jude Medical Inc.	73,200	2,921,412
Teva Pharmaceutical Industries Ltd. Sponsored ADR	65,600	2,587,264

		41,720,478

Industrials (10.90%)
Boeing Co., The	50,500	3,752,150
CSX Corp.	54,700	1,223,092
Cummins Inc.	14,100	1,366,431
Fastenal Co.	28,500	1,148,835
Flowserve Corp.	12,500	1,434,375

See accompanying notes to financial statements.	21

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
General Dynamics Corp.	18,300	$1,207,068
Honeywell International Inc.	52,100	2,909,264
Kirby Corp. (a)	42,000	1,977,360
Lockheed Martin Corp.	18,600	1,619,688
Precision Castparts Corp.	8,900	1,463,961
Textron Inc.	83,400	2,074,158
Union Pacific Corp.	47,200	5,631,432
United Continental Holdings Inc. (a)	68,400	1,664,172
WW Grainger Inc.	11,700	2,237,508
Xylem Inc.	79,800	2,008,566

		31,718,060

Information Technology (16.03%)
Accenture PLC Class A	25,200	1,514,268
Alliance Data Systems Corp. (a)	13,600	1,836,000
Apple Inc. (a)	10,100	5,898,400
Cisco Systems Inc.	203,000	3,485,510
Dell Inc. (a)	90,000	1,126,800
EMC Corp. (a)	114,600	2,937,198
Google Inc. Class A (a)	3,500	2,030,245
Intel Corp.	132,100	3,520,465
International Business Machines Corp.	13,400	2,620,772
Lam Research Corp. (a)	20,600	777,444
MasterCard Inc. Class A	5,700	2,451,627
Microsoft Corp.	158,200	4,839,338
NeuStar Inc. Class A (a)	39,100	1,305,940
Oracle Corp.	171,500	5,093,550
TE Connectivity Ltd.	41,700	1,330,647
Visa Inc. Class A	15,000	1,854,450
Western Digital Corp. (a)	36,400	1,109,472
Western Union Co.	90,800	1,529,072
Xilinx Inc.	41,700	1,399,869

		46,661,067

Materials (5.21%)
CF Industries Holdings Inc.	9,200	1,782,408
Cliffs Natural Resources Inc.	22,500	1,109,025
Crown Holdings Inc. (a)	37,200	1,283,028
Dow Chemical Co., The	92,900	2,926,350
Freeport-McMoRan Copper & Gold Inc.	36,200	1,233,334
Rockwood Holdings Inc.	31,100	1,379,285
Sherwin-Williams Co., The	17,000	2,249,950
Southern Copper Corp.	49,100	1,547,141
Valspar Corp., The	31,700	1,663,933

		15,174,454

Telecommunication Services (2.23%)
tw telecom inc. (a)	71,800	1,842,388
Verizon Communications Inc.	38,400	1,706,496
Vodafone Group PLC Sponsored ADR	104,000	2,930,720

		6,479,604

	Shares	Value
Common Stocks (Cont.)
Utilities (1.94%)
American Electric Power Company Inc.	70,300	$2,804,970
Sempra Energy	41,200	2,837,856

		5,642,826

Total Common Stocks
(cost $247,063,952)		284,421,370

Short-term Investments (2.31%)
JPMorgan U.S. Government Money Market Fund	6,736,292	6,736,292

Total Short-term Investments
(cost $6,736,292)		6,736,292

TOTAL INVESTMENTS (100.03%)
(cost $253,800,244)		291,157,662
LIABILITIES, NET OF OTHER ASSETS (-0.03%)		(93,133)

NET ASSETS (100.00%)		$291,064,529

(a)	Non-income producing security.

ADR - American Depository Receipt

22	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (97.29%)
Consumer Discretionary (17.17%)
Arctic Cat Inc. (a)	28,500	$1,041,960
Bed Bath & Beyond Inc. (a)	8,320	514,176
Blyth Inc.	28,000	967,680
BorgWarner Inc. (a)	8,540	560,139
Cabela’s Inc. (a)	37,600	1,421,656
Caribou Coffee Company Inc. (a)	45,500	587,405
Carmike Cinemas Inc. (a)	4,200	61,530
Conn’s Inc. (a)	52,400	775,520
Dick’s Sporting Goods Inc.	14,190	681,120
Dillard’s Inc. Class A	33,080	2,106,534
Dollar General Corp. (a)	28,500	1,550,115
DSW Inc. Class A	9,340	508,096
Foot Locker Inc.	43,100	1,317,998
Fossil Inc. (a)	6,010	460,005
Genesco Inc. (a)	20,900	1,257,135
GNC Holdings Inc. Class A	22,280	873,376
Group 1 Automotive Inc.	20,400	930,444
Hovnanian Enterprises Inc. Class A (a)	315,600	915,240
LKQ Corp. (a)	39,800	1,329,320
Macy’s Inc.	6,350	218,122
MGM Resorts International (a)	65,870	735,109
Nordstrom Inc.	21,330	1,059,888
O’Reilly Automotive Inc. (a)	16,900	1,415,713
Penske Automotive Group Inc.	41,500	881,460
Saga Communications Inc. Class A (a)	36,025	1,336,888
Sally Beauty Holdings Inc. (a)	44,130	1,135,906
Sinclair Broadcast Group Inc. Class A	108,100	979,386
Standard Motor Products Inc.	40,600	571,648
Starwood Hotels & Resorts Worldwide Inc.	15,130	802,495
Tesla Motors Inc. (a)	8,530	266,904
Town Sports International Holdings Inc. (a)	93,000	1,235,970
Tractor Supply Co.	4,970	412,808
Ulta Salon, Cosmetics & Fragrance Inc.	5,820	543,472
Under Armour Inc. Class A (a)	5,810	548,929
Williams-Sonoma Inc.	12,970	453,561
Wynn Resorts Ltd.	4,870	505,117

		30,962,825

Consumer Staples (4.05%)
Beam Inc.	14,460	903,605
Church & Dwight Co. Inc.	15,090	837,042
Dean Foods Co. (a)	36,130	615,294
Elizabeth Arden Inc. (a)	24,700	958,607
Ingredion Inc.	20,970	1,038,434
Pantry Inc., The (a)	36,200	532,140
Susser Holdings Corp. (a)	26,900	999,873
Weis Markets Inc.	20,600	917,112
Whole Foods Market Inc.	5,190	494,712

		7,296,819

Energy (5.99%)
Anadarko Petroleum Corp.	8,480	561,376
Cloud Peak Energy Inc. (a)	51,300	867,483

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Denbury Resources Inc. (a)	60,740	$917,781
Energy XXI (Bermuda) Ltd.	19,800	619,542
Ensco PLC Class A	22,100	1,038,037
Helix Energy Solutions Group Inc. (a)	57,400	941,934
Pioneer Drilling Co. (a)	83,100	662,307
Pioneer Natural Resources Co.	13,460	1,187,307
Plains Exploration & Production Co. (a)	36,950	1,299,901
Superior Energy Services Inc. (a)	58,410	1,181,634
Swift Energy Co. (a)	13,300	247,513
Western Refining Inc.	47,600	1,060,052
Westmoreland Coal Co. (a)	27,700	222,985

		10,807,852

Financials (24.04%)
Affiliated Managers Group Inc. (a)	6,260	685,157
Agree Realty Corp.	14,260	315,574
American Tower Corp.	11,575	809,208
Ameriprise Financial Inc.	17,450	911,937
AmTrust Financial Services Inc.	36,100	1,072,531
Argo Group International Holdings Ltd.	20,800	608,816
Armour Residential REIT Inc.	119,300	848,223
BancFirst Corp.	10,900	456,819
Bancorp Inc., The (a)	47,200	446,040
BioMed Realty Trust Inc.	44,000	821,920
Calamos Asset Management Inc. Class A	27,900	319,455
Cardinal Financial Corp.	67,700	831,356
CBRE Group Inc. (a)	70,580	1,154,689
City Holding Co.	24,400	822,036
CNO Financial Group Inc.	122,500	955,500
Doral Financial Corp. (a)	276,400	414,600
East West Bancorp Inc.	78,840	1,849,586
Employers Holdings Inc.	59,300	1,069,772
F.N.B. Corp.	75,000	815,250
Fifth Third Bancorp	9,080	121,672
First Industrial Realty Trust Inc. (a)	138,500	1,747,870
First Republic Bank (a)	17,720	595,392
Gramercy Capital Corp. (a)	196,900	492,250
Interactive Brokers Group Inc. Class A	43,300	637,376
Invesco Ltd.	55,090	1,245,034
iStar Financial Inc. (a)	104,300	672,735
Jones Lang LaSalle Inc.	19,470	1,370,104
LaSalle Hotel Properties	17,100	498,294
Merchants Bancshares Inc.	9,200	253,460
MPG Office Trust Inc. (a)	235,100	472,551
National Retail Properties Inc.	34,100	964,689
Nelnet Inc. Class A	32,100	738,300
Northwest Bancshares Inc.	77,400	906,354
Ocwen Financial Corp. (a)	60,100	1,128,678
One Liberty Properties Inc.	49,249	927,359
Oritani Financial Corp.	26,300	378,457
Primerica Inc.	39,300	1,050,489
ProAssurance Corp.	11,300	1,006,717
Raymond James Financial Inc.	30,980	1,060,755
Renasant Corp.	26,100	410,031

See accompanying notes to financial statements.	23

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Retail Opportunity Investments Corp.	76,300	$920,178
RLI Corp.	12,600	859,320
Sabra Health Care REIT Inc.	22,200	379,842
Signature Bank (a)	21,110	1,287,077
Symetra Financial Corp.	90,500	1,142,110
T. Rowe Price Group Inc.	12,930	814,073
Taylor Capital Group Inc. (a)	51,800	849,002
United Community Banks Inc. (a)	54,500	467,065
United Financial Bancorp Inc.	47,800	687,364
United Fire Group Inc.	23,400	499,122
Universal Insurance Holdings Inc.	77,400	263,934
Weingarten Realty Investors	31,458	828,604
Winthrop Realty Trust	59,800	727,168
Wintrust Financial Corp.	22,100	784,550
World Acceptance Corp. (a)	14,500	954,099

		43,350,544

Health Care (8.56%)
Agilent Technologies Inc.	21,960	861,710
Alexion Pharmaceuticals Inc. (a)	9,830	976,119
Celgene Corp. (a)	4,680	300,269
Cerner Corp. (a)	7,480	618,297
Cooper Companies Inc., The	10,140	808,766
Cubist Pharmaceuticals Inc. (a)	14,370	544,767
Edwards Lifesciences Corp. (a)	8,500	878,050
HMS Holdings Corp. (a)	28,210	939,675
Hologic Inc. (a)	17,850	322,014
Illumina Inc. (a)	15,400	622,006
Intuitive Surgical Inc. (a)	1,410	780,844
Kindred Healthcare Inc. (a)	74,900	736,267
Maxygen Inc. (a)	2,700	16,092
Medicines Co., The (a)	48,400	1,110,296
Medicis Pharmaceutical Corp. Class A	11,940	407,751
Perrigo Co.	9,200	1,084,956
Shire PLC ADR	10,860	938,195
Skilled Healthcare Group Inc. Class A (a)	125,600	788,768
SXC Health Solutions Corp. (a)	9,150	907,772
Triple-S Management Corp. Class B (a)	22,600	413,128
U.S. Physical Therapy Inc.	19,800	503,514
Vanda Pharmaceuticals Inc. (a)	54,900	241,560
Watson Pharmaceuticals Inc. (a)	8,460	625,955

		15,426,771

Industrials (15.26%)
Alaska Air Group Inc. (a)	29,000	1,041,100
AMERCO	9,800	881,706
AMETEK Inc.	7,950	396,784
Arkansas Best Corp.	30,900	389,340
BE Aerospace Inc. (a)	31,230	1,363,502
CBIZ Inc. (a)	8,300	49,302
Cenveo Inc. (a)	177,200	341,996
Chicago Bridge & Iron Co. N.V. NY Reg. Shares	34,740	1,318,730
Dycom Industries Inc. (a)	43,300	805,813
Eaton Corp.	23,570	934,079

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Fluor Corp.	18,970	$935,980
GenCorp Inc. (a)	137,200	893,172
Hawaiian Holdings Inc. (a)	162,200	1,055,922
Joy Global Inc.	15,840	898,603
Layne Christensen Co. (a)	23,200	480,008
Lydall Inc. (a)	64,500	872,040
NCI Building Systems Inc. (a)	63,800	690,954
Precision Castparts Corp.	4,615	759,121
Quality Distribution Inc. (a)	34,400	381,496
RailAmerica Inc. (a)	44,000	1,064,800
Republic Airways Holdings Inc. (a)	140,200	778,110
Saia Inc. (a)	47,000	1,028,830
Standex International Corp.	12,300	523,611
Stericycle Inc. (a)	8,820	808,529
Timken Co., The	19,110	875,047
Triumph Group Inc.	28,710	1,615,512
United Rentals Inc. (a)	83,900	2,855,956
US Airways Group Inc. (a)	92,700	1,235,691
Valmont Industries Inc.	7,650	925,420
Verisk Analytics Inc. Class A (a)	10,230	503,930
Wabtec Corp.	10,250	799,604

		27,504,688

Information Technology (11.24%)
Alliance Data Systems Corp. (a)	7,470	1,008,450
Altera Corp.	16,760	567,158
Amkor Technology Inc. (a)	186,900	912,072
Autodesk Inc. (a)	22,280	779,577
Avago Technologies Ltd.	20,190	724,821
Brightpoint Inc. (a)	63,900	345,699
CACI International Inc. Class A (a)	15,000	825,300
Check Point Software Technologies Ltd. (a)	11,600	575,244
Citrix Systems Inc. (a)	8,800	738,672
Cognizant Technology Solutions Corp. Class A (a)	7,265	435,900
F5 Networks Inc. (a)	7,265	723,303
FleetCor Technologies Inc. (a)	17,220	603,389
Globecomm Systems Inc. (a)	31,500	319,410
Informatica Corp. (a)	14,480	613,373
Insight Enterprises Inc. (a)	45,600	767,448
Intuit Inc.	13,770	817,250
JDS Uniphase Corp. (a)	49,120	540,320
LSI Corp. (a)	77,110	491,191
MercadoLibre Inc.	5,900	447,220
MICROS Systems Inc. (a)	11,080	567,296
NICE Systems Ltd. Sponsored ADR (a)	11,320	414,312
ON Semiconductor Corp. (a)	79,450	564,095
OSI Systems Inc. (a)	21,700	1,374,478
Photronics Inc. (a)	150,200	916,220
Red Hat Inc. (a)	11,490	648,955
Riverbed Technology Inc. (a)	26,900	434,435
TIBCO Software Inc. (a)	15,210	455,083
Trimble Navigation Ltd. (a)	10,600	487,706
Unisys Corp. (a)	49,200	961,860
VeriFone Systems Inc. (a)	19,330	639,630

24	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Wright Express Corp. (a)	9,070	$559,800

		20,259,667

Materials (4.76%)
Airgas Inc.	12,660	1,063,567
American Vanguard Corp.	65,500	1,741,645
Ecolab Inc.	17,190	1,178,031
Kaiser Aluminum Corp.	15,300	793,152
Myers Industries Inc.	55,100	945,516
Neenah Paper Inc.	33,200	886,108
P. H. Glatfelter Co.	50,100	820,137
Quaker Chemical Corp.	20,000	924,200
Valspar Corp., The	4,390	230,431

		8,582,787

Telecommunication Services (1.39%)
IDT Corp. Class B	48,500	475,785
SBA Communications Corp. Class A (a)	24,510	1,398,296
Vonage Holdings Corp. (a)	316,800	636,768

		2,510,849

Utilities (4.83%)
AES Corp., The (a)	125,190	1,606,188
American States Water Co.	22,800	902,424
American Water Works Co. Inc.	35,340	1,211,455
Cleco Corp.	22,800	953,724
El Paso Electric Co.	30,300	1,004,748
ITC Holdings Corp.	7,620	525,094
Laclede Group Inc., The	17,100	680,751
NiSource Inc.	47,220	1,168,695
NV Energy Inc.	14,950	262,821
Unitil Corp.	15,000	397,500

		8,713,400

Total Common Stocks
(cost $154,431,504)		175,416,202

	Shares	Value
Registered Investment Companies (0.30%)
Financials (0.30%)
Arlington Asset Investment Corp. Class A	25,000	$542,750

		542,750

Total Registered Investment Companies
(cost $497,057)		542,750

Short-term Investments (2.33%)
JPMorgan U.S. Government Money Market Fund	4,199,258	4,199,258

Total Short-term Investments
(cost $4,199,258)		4,199,258

TOTAL INVESTMENTS (99.92%)
(cost $159,127,819)		180,158,210
OTHER ASSETS, NET OF LIABILITIES (0.08%)		152,123

NET ASSETS (100.00%)		$180,310,333

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to financial statements.	25

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (a) (94.33%)
Argentina (0.74%)
MercadoLibre Inc.	10,451	$792,186

Australia (0.98%)
BHP Billiton PLC	36,847	1,047,281

Austria (0.33%)
Erste Group Bank AG (b)	18,590	353,050

Belgium (2.70%)
Anheuser-Busch InBev NV	36,567	2,882,986

Brazil (1.24%)
BR Malls Participacoes SA	62,700	717,998
Itau Unibanco Holding SA ADR	43,811	609,849

		1,327,847

Canada (1.57%)
Canadian National Railway Co.	11,593	978,217
Imax Corp. (b)	14,690	353,001
Pacific Rubiales Energy Corp.	16,447	348,293

		1,679,511

China (2.94%)
Baidu Inc. Sponsored ADR (b)	11,670	1,341,817
China Mobile Ltd.	92,500	1,015,417
PetroChina Company Ltd. H	605,000	783,028

		3,140,262

Denmark (3.00%)
Novo Nordisk A/S Class B	22,080	3,202,412

France (8.48%)
Accor SA	18,250	571,905
AXA SA	50,577	676,149
Compagnie de Saint-Gobain	9,513	351,497
DANONE SA	14,833	921,820
Essilor International SA	5,906	548,665
JC Decaux SA	19,000	419,000
L’Oreal SA	6,400	748,834
Pernod Ricard SA	18,537	1,982,200
Schneider Electric SA	27,372	1,521,436
Unibail-Rodamco SE	7,114	1,310,470

		9,051,976

Germany (6.16%)
Adidas AG	12,132	869,596
Allianz SE Reg.	6,256	629,258
Bayerische Motoren Werke (BMW) AG	12,383	896,131
Daimler AG Registered Shares	16,816	755,701
Kabel Deutschland Holding AG (b)	16,882	1,052,082
Linde AG	8,599	1,339,214
SAP AG	17,379	1,029,104

		6,571,086

Hong Kong (4.49%)
AIA Group Ltd.	221,000	763,347

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Belle International Holdings Ltd.	240,000	$411,785
Cheung Kong Holdings Ltd.	69,000	851,895
China Unicom (Hong Kong) Ltd.	884,000	1,109,335
CNOOC Ltd.	247,000	497,981
Hang Lung Properties Ltd.	340,000	1,163,010

		4,797,353

Ireland (0.93%)
Accenture PLC Class A	16,551	994,550

Israel (0.94%)
Check Point Software Technologies Ltd. (b)	20,107	997,106

Japan (11.90%)
Canon Inc.	47,900	1,911,713
Fanuc Corp.	17,300	2,843,792
Honda Motor Co. Ltd.	39,800	1,388,842
Hoya Corp.	23,800	524,314
Japan Tobacco Inc.	47,600	1,410,180
Komatsu Ltd.	17,200	410,587
Marubeni Corp.	80,000	533,032
Rakuten Inc.	98,200	1,015,257
SMC Corp.	5,200	901,564
Sumitomo Realty & Development Co. Ltd.	24,000	590,313
Toyota Motor Corp.	29,200	1,178,577

		12,708,171

Malaysia (1.63%)
Genting Berhad	284,800	850,488
Sime Darby Berhad	283,700	887,732

		1,738,220

Mexico (0.50%)
Wal-mart de Mexico SAB de CV	200,400	536,165

Netherlands (4.60%)
ASML Holding NV	16,861	865,914
LyondellBasell Industries NV Class A	30,757	1,238,584
Royal Dutch Shell PLC Class A	30,157	1,017,819
Sensata Technologies Holding NV (b)	18,586	497,733
Yandex NV Class A (b)	30,013	571,748
Ziggo NV (b)	22,495	716,952

		4,908,750

Singapore (1.32%)
DBS Group Holdings Ltd.	58,943	651,066
United Overseas Bank Ltd.	50,841	754,965

		1,406,031

South Korea (1.23%)
Samsung Electronics Co. Ltd.	1,242	1,315,261

26	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (0.74%)
Industria de Diseno Textil SA	7,673	$793,121

Sweden (4.50%)
Atlas Copco AB Class A	60,000	1,291,245
Elekta AB B Shares	8,456	386,403
Investor AB B Shares	26,200	500,241
Millicom International Cellular SA SDR	14,012	1,322,395
Sandvik AB	58,302	747,706
Volvo AB B Shares	49,000	560,242

		4,808,232

Switzerland (11.63%)
ABB Ltd. Reg. (b)	42,621	695,924
Compagnie Financiere Richemont SA Class A	16,416	901,399
Holcim Ltd. Reg. (b)	11,898	659,214
Julius Baer Group Ltd. (b)	31,109	1,127,908
Nestle SA Reg.	47,158	2,814,289
Novartis AG	17,352	970,173
Roche Holding AG	15,728	2,716,743
Swatch Group AG, The	1,934	764,397
Syngenta AG Reg.	3,010	1,030,398
UBS AG Reg. (b)	62,588	732,416

		12,412,861

Taiwan (1.81%)
Taiwan Semiconductor Manufacturing Company Ltd. Sponsored ADR (b)	138,275	1,930,319

United Kingdom (17.88%)
Anglo American PLC	24,956	820,188
ARM Holdings PLC	94,196	746,279
BG Group PLC	48,700	996,961
British American Tobacco PLC	38,433	1,953,933
British Sky Broadcasting Group PLC	109,361	1,192,242
CRH PLC	29,016	559,808
Diageo PLC	55,871	1,440,074
Imperial Tobacco Group PLC	29,075	1,120,209
InterContinental Hotels Group PLC	21,663	521,526
Next PLC	10,481	526,274
Pearson PLC	15,000	297,626
Rio Tinto PLC	11,571	549,896
Rolls-Royce Holdings PLC (b)	107,960	1,455,058
Rolls-Royce Holdings PLC Class C Entitlement Shares (b) (c)	6,973,528	10,922
Shire PLC	38,744	1,114,661
Standard Chartered PLC	112,712	2,448,440
Tullow Oil PLC	43,334	1,001,560
Whitbread PLC	29,352	933,249
Xstrata PLC	111,752	1,405,105

		19,094,011

United States (2.09%)
Freeport-McMoRan Copper & Gold Inc.	7,803	265,848
Perrigo Co.	7,947	937,190

	Shares	Value
Common Stocks (Cont.)
United States (Cont.)
Wynn Resorts Ltd.	9,922	$1,029,109

		2,232,147

Total Common Stocks
(cost $88,321,383)		100,720,895

Preferred Stocks (a) (1.69%)
Brazil (1.69%)
Banco Bradesco SA Pfd.	61,809	921,365
Petroleo Brasileiro SA Pfd.	80,300	729,637
Suzano Papel e Celulose SA	78,875	155,904

		1,806,906

Total Preferred Stocks
(cost $3,541,628)		1,806,906

See accompanying notes to financial statements.	27

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Short-term Investments (3.60%)
State Street Institutional U.S. Government Money Market Fund	3,848,485	$3,848,485

Total Short-term Investments
(cost $3,848,485)		3,848,485

TOTAL INVESTMENTS (99.62%)
(cost $95,711,496)		106,376,286
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.38%)		400,816

NET ASSETS (100.00%)		$106,777,102

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

ADR - American Depository Receipt

SDR - Swedish Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$22,252,904	20.92
British Pound	20,141,292	18.93
United States Dollar	16,385,742	15.40
Japanese Yen	12,708,171	11.95
Swiss Franc	12,412,861	11.67
Hong Kong Dollar	6,595,798	6.20
Swedish Krona	4,808,232	4.52
Danish Krone	3,202,412	3.01
Brazilian Real	2,524,904	2.37
Malaysian Ringgit	1,738,220	1.64
Singapore Dollar	1,406,031	1.32
South Korean Won	1,315,261	1.24
Mexican Peso	536,165	0.50
Canadian Dollar	348,293	0.33

Total Investments	$106,376,286	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$16,721,308	15.66
Consumer Staples	15,810,690	14.81
Financials	14,801,740	13.86
Industrials	13,686,687	12.82
Information Technology	13,020,311	12.19
Health Care	9,876,247	9.25
Materials	9,071,440	8.50
Energy	5,375,279	5.03
Telecommunication Services	4,164,099	3.90

Total Stocks	102,527,801	96.02
Short-term Investments	3,848,485	3.60
Cash and Other Assets, Net of Liabilities	400,816	0.38

Net Assets	$106,777,102	100.00%

28	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (96.86%)
Consumer Discretionary (10.61%)
Abercrombie & Fitch Co. Class A	4,049	$138,233
Amazon.com Inc. (a) (b)	17,061	3,895,879
Apollo Group Inc. Class A (b)	5,083	183,954
AutoNation Inc. (b)	2,005	70,736
AutoZone Inc. (b)	1,261	463,001
Bed Bath & Beyond Inc. (b)	11,005	680,109
Best Buy Company Inc.	13,121	275,016
Big Lots Inc. (b)	3,120	127,265
BorgWarner Inc. (b)	5,434	356,416
Cablevision Systems Corp. Class A	10,240	136,090
CarMax Inc. (b)	10,711	277,843
Carnival Corp.	21,408	733,652
CBS Corp. Class B	30,678	1,005,625
Chipotle Mexican Grill Inc. (b)	1,504	571,445
Coach Inc.	13,601	795,386
Comcast Corp. Class A	127,770	4,084,807
Darden Restaurants Inc.	6,072	307,425
DeVry Inc.	2,841	87,986
DIRECTV Class A (b)	31,005	1,513,664
Discovery Communications Inc. Class A (b)	12,069	651,726
Dollar Tree Inc. (b)	10,980	590,724
DR Horton Inc.	13,184	242,322
Expedia Inc.	4,271	205,307
Family Dollar Stores Inc.	5,567	370,094
Ford Motor Co.	180,708	1,732,990
Fossil Inc. (b)	2,454	187,829
GameStop Corp. Class A	6,447	118,367
Gannett Co. Inc.	11,170	164,534
GAP Inc., The	15,696	429,443
Genuine Parts Co.	7,363	443,621
Goodyear Tire & Rubber Co., The (b)	11,612	137,138
H&R Block Inc.	13,846	221,259
Harley-Davidson Inc.	11,012	503,579
Harman International Industries Inc.	3,319	131,432
Hasbro Inc.	5,474	185,404
Home Depot Inc., The	72,456	3,839,443
International Game Technology	14,066	221,540
Interpublic Group of Companies Inc., The	21,092	228,848
J.C. Penney Company Inc.	6,839	159,417
Johnson Controls Inc.	32,175	891,569
Kohl’s Corp.	11,351	516,357
Leggett & Platt Inc.	6,622	139,923
Lennar Corp.	7,674	237,203
Limited Brands Inc.	11,438	486,458
Lowe’s Companies Inc.	55,702	1,584,165
Macy’s Inc.	19,577	672,470
Marriott International Inc. Class A	12,625	494,900
Mattel Inc.	16,024	519,819
McDonald’s Corp.	48,137	4,261,569
McGraw-Hill Companies Inc., The	13,140	591,300
Netflix Inc. (b)	2,620	179,391
Newell Rubbermaid Inc.	13,635	247,339
News Corp. Class A	99,728	2,222,937
NIKE Inc. Class B	17,351	1,523,071
Nordstrom Inc.	7,556	375,458

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Omnicom Group Inc.	12,894	$626,648
O’Reilly Automotive Inc. (b)	6,018	504,128
Priceline.com Inc. (b)	2,354	1,564,280
Pulte Group Inc. (b)	15,812	169,188
Ralph Lauren Corp.	3,055	427,883
Ross Stores Inc.	10,678	667,055
Scripps Networks Interactive Class A	4,388	249,502
Sears Holdings Corp. (b)	1,794	107,102
Staples Inc.	32,809	428,157
Starbucks Corp.	35,916	1,915,041
Starwood Hotels & Resorts Worldwide Inc.	9,270	491,681
Target Corp.	31,299	1,821,289
Tiffany & Co.	6,001	317,753
Time Warner Cable Inc.	14,845	1,218,774
Time Warner Inc.	45,439	1,749,402
TJX Companies Inc.	35,074	1,505,727
TripAdvisor Inc. (b)	4,509	201,507
Urban Outfitters Inc. (b)	5,276	145,565
VF Corp.	4,130	551,148
Viacom Inc. Class B	24,985	1,174,795
Walt Disney Co., The	84,707	4,108,290
Washington Post Co., The	224	83,736
Whirlpool Corp.	3,620	221,399
Wyndham Worldwide Corp.	6,899	363,853
Wynn Resorts Ltd.	3,754	389,365
Yum! Brands Inc.	21,760	1,401,780

		63,818,526

Consumer Staples (10.93%)
Altria Group Inc.	96,323	3,327,960
Archer-Daniels-Midland Co.	31,271	923,120
Avon Products Inc.	20,371	330,214
Beam Inc.	7,408	462,926
Brown-Forman Corp. Class B	4,696	454,808
Campbell Soup Co.	8,438	281,660
Clorox Co., The	6,136	444,615
Coca-Cola Co., The	106,789	8,349,832
Coca-Cola Enterprises Inc.	14,197	398,084
Colgate-Palmolive Co.	22,591	2,351,723
ConAgra Foods Inc.	19,502	505,687
Constellation Brands Inc. (b)	7,689	208,064
Costco Wholesale Corp.	20,466	1,944,270
CVS Caremark Corp.	60,662	2,834,735
Dean Foods Co. (b)	8,785	149,609
Dr. Pepper Snapple Group Inc.	10,025	438,594
Estee Lauder Companies Inc. Class A, The	10,628	575,187
General Mills Inc.	30,731	1,184,373
H.J. Heinz Co.	15,120	822,226
Hershey Co., The	7,249	522,145
Hormel Foods Corp.	6,447	196,118
J.M. Smucker Co., The	5,359	404,712
Kellogg Co.	11,648	574,596
Kimberly-Clark Corp.	18,606	1,558,625
Kraft Foods Inc. Class A	83,942	3,241,840

See accompanying notes to financial statements.	29

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Kroger Co., The	26,555	$615,810
Lorillard Inc.	6,178	815,187
McCormick & Co. Inc.	6,290	381,488
Mead Johnson Nutrition Co. Class A	9,626	774,989
Molson Coors Brewing Co. Class B	7,425	308,954
Monster Beverage Corp. (b)	7,250	516,200
PepsiCo Inc.	74,033	5,231,172
Philip Morris International Inc.	80,736	7,045,023
Procter & Gamble Co., The	129,707	7,944,554
Reynolds American Inc.	15,795	708,722
Safeway Inc.	11,380	206,547
Sysco Corp.	27,629	823,620
Tyson Foods Inc.	13,773	259,346
Walgreen Co.	40,840	1,208,047
Wal-Mart Stores Inc.	81,684	5,695,008
Whole Foods Market Inc.	7,784	741,970

		65,762,360

Energy (10.45%)
Alpha Natural Resources Inc. (b)	10,482	91,298
Anadarko Petroleum Corp.	23,715	1,569,933
Apache Corp.	18,508	1,626,668
Baker Hughes Inc.	20,681	849,989
Cabot Oil & Gas Corp.	9,920	390,848
Cameron International Corp. (b)	11,636	496,974
Chesapeake Energy Corp.	31,314	582,440
Chevron Corp.	93,430	9,856,865
ConocoPhillips	59,860	3,344,977
CONSOL Energy Inc.	10,735	324,626
Denbury Resources Inc. (b)	18,450	278,780
Devon Energy Corp.	19,099	1,107,551
Diamond Offshore Drilling Inc.	3,283	194,124
EOG Resources Inc.	12,718	1,146,019
EQT Corp.	7,067	379,003
Exxon Mobil Corp.	221,354	18,941,262
FMC Technologies Inc. (b)	11,301	443,338
Halliburton Co.	43,622	1,238,429
Helmerich & Payne Inc.	5,077	220,748
Hess Corp.	14,301	621,378
Kinder Morgan Inc.	23,790	766,514
Marathon Oil Corp.	33,270	850,714
Marathon Petroleum Corp.	16,129	724,515
Murphy Oil Corp.	9,164	460,858
Nabors Industries Ltd. (b)	13,649	196,546
National-Oilwell Varco Inc.	20,202	1,301,817
Newfield Exploration Co. (b)	6,264	183,598
Noble Corp. (b)	11,920	387,758
Noble Energy Inc.	8,485	719,698
Occidental Petroleum Corp.	38,452	3,298,028
Peabody Energy Corp.	12,870	315,572
Phillips 66 (b)	29,598	983,838
Pioneer Natural Resources Co.	5,826	513,911
QEP Resources Inc.	8,392	251,508
Range Resources Corp.	7,688	475,657
Rowan Companies PLC Class A (b)	5,834	188,613
Schlumberger Ltd.	63,191	4,101,728
Southwestern Energy Co. (b)	16,499	526,813

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Spectra Energy Corp.	30,776	$894,351
Sunoco Inc.	5,051	239,922
Tesoro Corp. (b)	6,569	163,962
Valero Energy Corp.	26,236	633,599
Williams Companies Inc., The	29,635	854,081
WPX Energy Inc. (b)	9,453	152,948

		62,891,799

Financials (13.94%)
ACE Ltd.	16,076	1,191,714
Aflac Inc.	22,077	940,259
Allstate Corp., The	23,259	816,158
American Express Co.	47,398	2,759,038
American International Group Inc. (b)	30,247	970,626
American Tower Corp.	18,760	1,311,512
Ameriprise Financial Inc.	10,349	540,839
Aon PLC	15,370	719,009
Apartment Investment and Management Co.	6,286	169,911
Assurant Inc.	4,138	144,168
AvalonBay Communities Inc.	4,500	636,660
Bank of America Corp.	510,206	4,173,485
Bank of New York Mellon Corp.	56,459	1,239,275
BB&T Corp.	32,953	1,016,600
Berkshire Hathaway Inc. Class B (b)	83,252	6,937,389
BlackRock Inc.	6,042	1,026,052
Boston Properties Inc.	7,107	770,186
Capital One Financial Corp.	27,483	1,502,221
CBRE Group Inc. (b)	15,504	253,645
Charles Schwab Corp., The	51,077	660,426
Chubb Corp., The	12,815	933,188
Cincinnati Financial Corp.	7,672	292,073
Citigroup Inc.	138,819	3,805,029
CME Group Inc.	3,140	841,865
Comerica Inc.	9,343	286,924
Discover Financial Services	25,051	866,264
E*TRADE Financial Corp. (b)	11,904	95,708
Equity Residential	14,191	884,951
Federated Investors Inc. Class B	4,319	94,370
Fifth Third Bancorp	43,480	582,632
First Horizon National Corp.	12,096	104,630
Franklin Resources Inc.	6,736	747,629
Genworth Financial Inc. Class A (b)	23,089	130,684
Goldman Sachs Group Inc., The	23,284	2,232,004
Hartford Financial Services Group Inc.	20,810	366,880
HCP Inc.	19,872	877,349
Healthcare Realty Trust Inc.	10,132	590,696
Host Hotels & Resorts Inc.	34,114	539,683
Hudson City Bancorp Inc.	24,821	158,110
Huntington Bancshares Inc.	40,853	261,459
IntercontinentalExchange Inc. (b)	3,431	466,547
Invesco Ltd.	21,089	476,611
JPMorgan Chase & Co.	180,195	6,438,367
KeyCorp	45,050	348,687
Kimco Realty Corp.	19,239	366,118
Legg Mason Inc.	5,881	155,082
Leucadia National Corp.	9,367	199,236

30	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Lincoln National Corp.	13,511	$295,486
Loews Corp.	14,442	590,822
M&T Bank Corp.	5,975	493,356
Marsh & McLennan Companies Inc.	26,000	837,980
MetLife Inc.	50,455	1,556,537
Moody’s Corp.	9,272	338,892
Morgan Stanley	72,007	1,050,582
NASDAQ OMX Group Inc., The	5,899	133,730
Northern Trust Corp.	11,397	524,490
NYSE Euronext	12,211	312,357
People’s United Financial Inc.	16,948	196,766
Plum Creek Timber Co. Inc.	7,630	302,911
PNC Financial Services Group Inc.	24,934	1,523,717
Principal Financial Group Inc.	14,250	373,778
Progressive Corp., The	28,904	602,070
ProLogis Inc.	21,694	720,892
Prudential Financial Inc.	22,213	1,075,776
Public Storage	6,719	970,291
Regions Financial Corp.	66,949	451,906
Simon Property Group Inc.	14,348	2,233,410
SLM Corp.	23,088	362,712
State Street Corp.	23,058	1,029,309
SunTrust Banks Inc.	25,617	620,700
T. Rowe Price Group Inc.	12,152	765,090
Torchmark Corp.	4,737	239,455
Travelers Companies Inc., The	18,416	1,175,677
Unum Group	13,738	262,808
US Bancorp	89,665	2,883,626
Ventas Inc.	13,656	861,967
Vornado Realty Trust	8,748	734,657
Wells Fargo & Co.	251,561	8,412,200
Weyerhaeuser Co.	25,359	567,027
XL Group PLC	14,923	313,980
Zions Bancorporation	8,708	169,109

		83,906,015

Health Care (11.61%)
Abbott Laboratories	74,488	4,802,241
Aetna Inc.	16,561	642,070
Agilent Technologies Inc.	16,431	644,752
Alexion Pharmaceuticals Inc. (b)	9,099	903,531
Allergan Inc.	14,564	1,348,189
AmerisourceBergen Corp.	11,872	467,163
Amgen Inc.	36,814	2,688,895
Baxter International Inc.	26,063	1,385,248
Becton, Dickinson and Co.	9,595	717,226
Biogen Idec Inc. (b)	11,358	1,639,868
Boston Scientific Corp. (b)	67,658	383,621
Bristol-Myers Squibb Co.	80,074	2,878,660
Cardinal Health Inc.	16,339	686,238
CareFusion Corp. (b)	10,626	272,876
Celgene Corp. (b)	20,897	1,340,752
Cerner Corp. (b)	6,898	570,189
Cigna Corp.	13,767	605,748
Coventry Health Care Inc.	6,676	212,230
Covidien PLC	22,844	1,222,154
CR Bard Inc.	3,974	426,967

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
DaVita Inc. (b)	4,429	$434,972
DENTSPLY International Inc.	6,713	253,819
Edwards Lifesciences Corp. (b)	5,435	561,436
Eli Lilly & Co.	48,261	2,070,880
Express Scripts Holding Co. (b)	38,140	2,129,356
Forest Laboratories Inc. (b)	12,552	439,194
Gilead Sciences Inc. (b)	35,792	1,835,414
Hospira Inc. (b)	7,788	272,424
Humana Inc.	7,754	600,470
Intuitive Surgical Inc. (b)	1,881	1,041,679
Johnson & Johnson	130,013	8,783,678
Laboratory Corp. of America Holdings (b)	4,595	425,543
Life Technologies Corp. (b)	8,427	379,131
McKesson Corp.	11,143	1,044,656
Medtronic Inc.	49,180	1,904,741
Merck & Co. Inc.	144,120	6,017,010
Mylan Inc. (b)	20,181	431,268
Patterson Companies Inc.	4,170	143,740
PerkinElmer Inc.	5,396	139,217
Perrigo Co.	4,411	520,189
Pfizer Inc.	354,463	8,152,649
Quest Diagnostics Inc.	7,485	448,352
St. Jude Medical Inc.	14,855	592,863
Stryker Corp.	15,307	843,416
Tenet Healthcare Corp. (b)	19,305	101,158
Thermo Fisher Scientific Inc.	17,493	908,062
UnitedHealth Group Inc.	49,109	2,872,876
Varian Medical Systems Inc. (b)	5,341	324,573
Waters Corp. (b)	4,210	334,569
Watson Pharmaceuticals Inc. (b)	6,011	444,754
WellPoint Inc.	15,660	998,950
Zimmer Holdings Inc.	8,419	541,847

		69,831,504

Industrials (10.12%)
3M Co.	32,824	2,941,030
Avery Dennison Corp.	5,061	138,368
Boeing Co., The	35,466	2,635,124
Caterpillar Inc.	30,886	2,622,530
CH Robinson Worldwide Inc.	7,721	451,910
Cintas Corp.	5,193	200,502
Cooper Industries PLC	7,492	510,805
CSX Corp.	49,190	1,099,888
Cummins Inc.	9,071	879,071
Danaher Corp.	27,236	1,418,451
Deere & Co.	18,827	1,522,539
Dover Corp.	8,681	465,388
Dun & Bradstreet Corp.	2,257	160,631
Eaton Corp.	16,075	637,052
Emerson Electric Co.	34,711	1,616,838
Equifax Inc.	5,666	264,036
Expeditors International of Washington Inc.	10,025	388,469
Fastenal Co.	13,957	562,607
FedEx Corp.	14,980	1,372,318
Flowserve Corp.	2,576	295,596

See accompanying notes to financial statements.	31

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Fluor Corp.	7,989	$394,177
General Dynamics Corp.	17,079	1,126,531
General Electric Co.	501,575	10,452,823
Goodrich Corp.	5,946	754,547
Honeywell International Inc.	36,894	2,060,161
Illinois Tool Works Inc.	22,596	1,195,102
Ingersoll-Rand PLC	14,056	592,882
Iron Mountain Inc.	8,089	266,613
Jacobs Engineering Group Inc. (b)	6,075	230,000
Joy Global Inc.	5,002	283,763
L-3 Communications Holdings Inc.	4,679	346,293
Lockheed Martin Corp.	12,600	1,097,208
Masco Corp.	16,823	233,335
Norfolk Southern Corp.	15,421	1,106,765
Northrop Grumman Corp.	11,941	761,716
PACCAR Inc.	16,868	661,057
Pall Corp.	5,456	299,043
Parker Hannifin Corp.	7,133	548,385
Pitney Bowes Inc.	9,387	140,523
Precision Castparts Corp.	6,861	1,128,566
Quanta Services Inc. (b)	9,993	240,532
Raytheon Co.	15,779	892,934
Republic Services Inc.	14,869	393,434
Robert Half International Inc.	6,690	191,133
Rockwell Automation Inc.	6,731	444,650
Rockwell Collins Inc.	6,866	338,837
Roper Industries Inc.	4,580	451,496
RR Donnelley & Sons Co.	8,399	98,856
Ryder System Inc.	2,436	87,720
Snap-on Inc.	2,745	170,876
Southwest Airlines Co.	36,539	336,890
Stanley Black & Decker Inc.	8,175	526,143
Stericycle Inc. (b)	4,007	367,322
Textron Inc.	13,219	328,757
Tyco International Ltd.	21,979	1,161,590
Union Pacific Corp.	22,543	2,689,605
United Parcel Service Inc. Class B	45,441	3,578,933
United Technologies Corp.	43,150	3,259,120
Waste Management Inc.	21,807	728,354
WW Grainger Inc.	2,883	551,346
Xylem Inc.	8,722	219,533

		60,920,704

Information Technology (19.18%)
Accenture PLC Class A	30,588	1,838,033
Adobe Systems Inc. (b)	23,655	765,712
Advanced Micro Devices Inc. (b)	27,741	158,956
Akamai Technologies Inc. (b)	8,405	266,859
Altera Corp.	15,238	515,654
Amphenol Corp. Class A	7,721	424,037
Analog Devices Inc.	14,078	530,318
Apple Inc. (b)	44,264	25,850,176
Applied Materials Inc.	61,025	699,346
Autodesk Inc. (b)	10,994	384,680
Automatic Data Processing Inc.	23,186	1,290,533
BMC Software Inc. (b)	7,625	325,435
Broadcom Corp. Class A (b)	23,491	793,996

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
CA Inc.	16,752	$453,812
Cisco Systems Inc.	253,576	4,353,900
Citrix Systems Inc. (b)	8,771	736,238
Cognizant Technology Solutions Corp. Class A (b)	14,509	870,540
Computer Sciences Corp.	7,313	181,509
Corning Inc.	71,929	930,042
Dell Inc. (b)	70,373	881,070
eBay Inc. (b)	54,413	2,285,890
Electronic Arts Inc. (b)	15,047	185,830
EMC Corp. (b)	99,416	2,548,032
F5 Networks Inc. (b)	3,743	372,653
Fidelity National Information Services Inc.	11,395	388,342
First Solar Inc. (b)	2,783	41,912
Fiserv Inc. (b)	6,461	466,613
FLIR Systems Inc.	7,278	141,921
Google Inc. Class A (b)	12,039	6,983,463
Harris Corp.	5,384	225,320
Hewlett-Packard Co.	93,403	1,878,334
Intel Corp.	238,172	6,347,284
International Business Machines Corp.	54,602	10,679,059
Intuit Inc.	13,939	827,280
Jabil Circuit Inc.	8,718	177,237
JDS Uniphase Corp. (b)	10,956	120,516
Juniper Networks Inc. (b)	24,880	405,793
KLA-Tencor Corp.	7,882	388,188
Lam Research Corp. (b)	9,421	355,549
Lexmark International Inc.	3,313	88,060
Linear Technology Corp.	10,825	339,147
LSI Corp. (b)	26,798	170,703
MasterCard Inc. Class A	5,022	2,160,012
Microchip Technology Inc.	9,079	300,333
Micron Technology Inc. (b)	46,698	294,664
Microsoft Corp.	353,944	10,827,147
Molex Inc.	6,452	154,461
Motorola Solutions Inc.	13,907	669,066
NetApp Inc. (b)	17,157	545,936
NVIDIA Corp. (b)	29,688	410,288
Oracle Corp.	183,694	5,455,712
Paychex Inc.	15,247	478,908
QUALCOMM Inc.	81,158	4,518,877
Red Hat Inc. (b)	9,129	515,606
SAIC Inc.	13,152	159,402
Salesforce.com Inc. (b)	6,537	903,806
SanDisk Corp. (b)	11,458	417,988
Seagate Technology PLC	17,901	442,692
Symantec Corp. (b)	34,478	503,724
TE Connectivity Ltd.	20,144	642,795
Teradata Corp. (b)	8,059	580,329
Teradyne Inc. (b)	8,868	124,684
Texas Instruments Inc.	54,113	1,552,502
Total System Services Inc.	7,578	181,342
VeriSign Inc. (b)	7,541	328,561
Visa Inc. Class A	23,598	2,917,421
Western Digital Corp. (b)	11,058	337,048
Western Union Co.	29,322	493,782

32	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Xerox Corp.	64,267	$505,781
Xilinx Inc.	12,377	415,496
Yahoo! Inc. (b)	58,019	918,441

		115,424,776

Materials (3.29%)
Air Products & Chemicals Inc.	9,954	803,586
Airgas Inc.	3,249	272,948
Alcoa Inc.	50,393	440,939
Allegheny Technologies Inc.	5,045	160,885
Ball Corp.	7,380	302,949
Bemis Company Inc.	4,875	152,782
CF Industries Holdings Inc.	3,095	599,625
Cliffs Natural Resources Inc.	6,713	330,884
Dow Chemical Co., The	56,603	1,782,994
E.I. du Pont de Nemours & Co.	44,368	2,243,690
Eastman Chemical Co.	6,475	326,146
Ecolab Inc.	13,767	943,453
FMC Corp.	6,491	347,139
Freeport-McMoRan Copper & Gold Inc.	44,798	1,526,268
International Flavors & Fragrances Inc.	3,826	209,665
International Paper Co.	20,659	597,252
MeadWestvaco Corp.	8,083	232,386
Monsanto Co.	25,304	2,094,665
Mosaic Co., The	14,075	770,747
Newmont Mining Corp.	23,398	1,135,037
Nucor Corp.	14,978	567,666
Owens-Illinois Inc. (b)	7,730	148,184
PPG Industries Inc.	7,185	762,472
Praxair Inc.	14,104	1,533,528
Sealed Air Corp.	9,030	139,423
Sherwin-Williams Co., The	4,087	540,914
Sigma-Aldrich Corp.	5,707	421,919
Titanium Metals Corp.	3,918	44,313
United States Steel Corp.	6,782	139,709
Vulcan Materials Co.	6,110	242,629

		19,814,797

Telecommunication Services (3.12%)
AT&T Inc.	277,535	9,896,898
CenturyLink Inc.	29,553	1,167,048
Crown Castle International Corp. (b)	12,216	716,591
Frontier Communications Corp.	47,050	180,201
MetroPCS Communications Inc. (b)	13,963	84,476
Sprint Nextel Corp. (b)	141,690	461,909
Verizon Communications Inc.	134,498	5,977,091
Windstream Corp.	27,725	267,824

		18,752,038

Utilities (3.61%)
AES Corp., The (b)	30,413	390,199
AGL Resources Inc.	5,537	214,559
Ameren Corp.	11,470	384,704
American Electric Power Company Inc.	22,849	911,675
CenterPoint Energy Inc.	20,141	416,314
CMS Energy Corp.	12,163	285,830

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Consolidated Edison Inc.	13,843	$860,896
Dominion Resources Inc.	27,134	1,465,236
DTE Energy Co.	8,008	475,115
Duke Energy Corp.	63,573	1,465,993
Edison International	15,400	711,480
Entergy Corp.	8,348	566,746
Exelon Corp.	40,493	1,523,347
FirstEnergy Corp.	19,767	972,339
Integrys Energy Group Inc.	3,677	209,111
NextEra Energy Inc.	19,821	1,363,883
NiSource Inc.	13,340	330,165
Northeast Utilities	14,800	574,388
NRG Energy Inc. (b)	10,727	186,221
ONEOK Inc.	9,822	415,569
Pepco Holdings Inc.	10,762	210,612
PG&E Corp.	20,004	905,581
Pinnacle West Capital Corp.	5,155	266,720
PPL Corp.	27,378	761,382
Progress Energy Inc.	13,954	839,612
Public Service Enterprise Group Inc.	23,919	777,368
SCANA Corp.	5,476	261,972
Sempra Energy	11,372	783,303
Southern Co.	41,166	1,905,986
TECO Energy Inc.	10,152	183,345
Wisconsin Energy Corp.	10,894	431,076
Xcel Energy Inc.	23,011	653,741

		21,704,468

Total Common Stocks
(cost $430,870,253)		582,826,987

Short-term Investments (3.02%)
State Street Institutional U.S. Government Money Market Fund	18,185,504	18,185,504

Total Short-term Investments
(cost $18,185,504)		18,185,504

TOTAL INVESTMENTS (99.88%)
(cost $449,055,757)		601,012,491
OTHER ASSETS, NET OF LIABILITIES (0.12%)		693,156

NET ASSETS (100.00%)		$601,705,647

(a)	At June 30, 2012, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

(b)	Non-income producing security.

See accompanying notes to financial statements.	33

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (97.62%)
Consumer Discretionary (13.59%)
1-800-FLOWERS.COM Inc. (a)	7,415	$25,878
Aeropostale Inc. (a)	20,618	367,619
AFC Enterprises Inc. (a)	6,041	139,789
American Axle & Manufacturing Holdings Inc. (a)	17,230	180,743
American Greetings Corp. Class A	8,900	130,118
American Public Education Inc. (a)	4,555	145,760
America’s Car-Mart Inc. (a)	2,000	77,700
Amerigon Inc. (a)	7,300	83,877
Ameristar Casinos Inc.	8,344	148,273
Ann Inc. (a)	12,332	314,343
Arbitron Inc.	6,718	235,130
Arctic Cat Inc. (a)	3,269	119,515
Asbury Automotive Group Inc. (a)	7,052	167,062
Ascent Capital Group LLC Class A (a)	3,600	186,300
Barnes & Noble Inc. (a)	7,137	117,475
Bassett Furniture Industries Inc.	2,800	28,868
Beasley Broadcast Group Inc. Class A (a)	1,200	7,068
Beazer Homes USA Inc. (a)	25,012	81,289
bebe stores inc.	9,200	54,004
Belo Corp. Class A	24,100	155,204
Benihana Inc.	2,714	43,723
Big 5 Sporting Goods Corp.	4,219	31,896
Biglari Holdings Inc. (a)	301	116,303
BJ’s Restaurants Inc. (a)	6,249	237,462
Black Diamond Inc. (a)	5,339	50,454
Blue Nile Inc. (a)	3,456	102,678
Bluegreen Corp. (a)	3,700	18,352
Blyth Inc.	2,672	92,344
Bob Evans Farms Inc.	7,345	295,269
Body Central Corp. (a)	4,070	36,630
Bon-Ton Stores Inc., The	2,908	22,711
Boyd Gaming Corp. (a)	14,553	104,782
Bravo Brio Restaurant Group Inc. (a)	4,815	85,851
Bridgepoint Education Inc. (a)	4,447	96,945
Brown Shoe Co. Inc.	10,605	136,911
Brunswick Corp.	22,600	502,172
Buckle Inc., The	7,049	278,929
Buffalo Wild Wings Inc. (a)	4,696	406,861
Cabela’s Inc. (a)	11,830	447,292
Caesars Entertainment Corp. (a)	9,200	104,880
CafePress Inc. (a)	1,200	17,856
Callaway Golf Co.	16,414	97,007
Capella Education Co. (a)	3,429	119,192
Career Education Corp. (a)	13,100	87,639
Caribou Coffee Company Inc. (a)	5,300	68,423
Carmike Cinemas Inc. (a)	4,500	65,925
Carriage Services Inc.	4,000	33,280
Carrols Restaurant Group Inc. (a)	4,400	26,136
Casual Male Retail Group Inc. (a)	10,474	38,021
Cato Corp. Class A	6,944	211,514
Cavco Industries Inc. (a)	1,742	89,330
CEC Entertainment Inc.	4,706	171,157
Central European Media Enterprises Ltd. Class A (a)	9,051	45,979
Cheesecake Factory Inc., The (a)	13,589	434,304

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Cherokee Inc.	2,261	$31,496
Children’s Place Retail Stores Inc., The (a)	6,256	311,736
Churchill Downs Inc.	3,345	196,653
Citi Trends Inc. (a)	3,800	58,672
Coinstar Inc. (a)	7,919	543,719
Collective Brands Inc. (a)	15,530	332,653
Collectors Universe Inc.	1,300	19,084
Columbia Sportswear Co.	3,148	168,796
Conn’s Inc. (a)	3,792	56,122
Cooper Tire & Rubber Co.	15,850	278,009
Core-Mark Holding Co. Inc.	2,928	140,954
Corinthian Colleges Inc. (a)	19,116	55,245
Cost Plus Inc. (a)	4,702	103,444
Cracker Barrel Old Country Store Inc.	4,882	306,590
Crocs Inc. (a)	22,900	369,835
Crown Media Holdings Inc. (a)	7,162	12,534
CSS Industries Inc.	2,518	51,745
Culp Inc.	2,200	22,550
Cumulus Media Inc. Class A (a)	14,389	43,311
Daily Journal Corp. (a)	300	25,734
Dana Holding Corp.	37,384	478,889
Delta Apparel Inc. (a)	1,918	26,200
Denny’s Corp. (a)	25,053	111,235
Destination Maternity Corp.	3,400	73,440
Dial Global Inc. (a)	1,457	4,837
Digital Domain Media Group Inc. (a)	2,700	16,902
Digital Generation Inc. (a)	6,797	84,079
DineEquity Inc. (a)	3,875	172,980
Domino’s Pizza Inc.	14,717	454,902
Dorman Products Inc. (a)	6,200	155,558
Drew Industries Inc. (a)	4,919	136,994
E.W. Scripps Co Class A (a)	7,590	72,940
Education Management Corp. (a)	6,800	47,260
Einstein Noah Restaurant Group Inc.	1,400	24,584
Entercom Communications Corp. Class A (a)	5,869	35,331
Entravision Communications Corp. Class A	12,045	14,574
Ethan Allen Interiors Inc.	6,122	122,011
Exide Technologies (a)	18,900	63,504
Express Inc. (a)	22,662	411,769
Federal-Mogul Corp. (a)	4,700	51,700
Fiesta Restaurant Group Inc. (a)	4,100	54,243
Fifth & Pacific Companies Inc. (a)	27,573	295,858
Finish Line Inc. Class A, The	13,006	271,955
Fisher Communications Inc. (a)	2,196	65,682
Flexsteel Industries Inc.	1,100	21,758
Francesca’s Holdings Corp. (a)	8,860	239,309
Fred’s Inc. Class A	9,440	144,338
Frisch’s Restaurants Inc.	800	22,672
Fuel Systems Solutions Inc. (a)	3,754	62,654
Gaylord Entertainment Co. (a)	7,914	305,164
Geeknet Inc. (a)	1,082	21,445
Genesco Inc. (a)	6,232	374,855
G-III Apparel Group Ltd. (a)	4,071	96,442

34	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Global Sources Ltd. (a)	4,764	$31,442
Gordmans Stores Inc. (a)	2,200	36,300
Grand Canyon Education Inc. (a)	10,133	212,185
Group 1 Automotive Inc.	5,849	266,773
Harte-Hanks Inc.	10,900	99,626
Haverty Furniture Companies Inc.	5,135	57,358
Helen of Troy Ltd. (a)	7,979	270,408
hhgregg Inc. (a)	3,714	42,005
Hibbett Sports Inc. (a)	6,712	387,350
Hillenbrand Inc.	13,953	256,456
Hooker Furniture Corp.	2,700	31,833
Hot Topic Inc.	10,992	106,512
Hovnanian Enterprises Inc. Class A (a)	25,224	73,150
HSN Inc.	9,600	387,360
Iconix Brand Group Inc. (a)	18,016	314,740
Ignite Restaurant Group Inc. (a)	1,700	30,787
International Speedway Corp. Class A	6,985	182,867
Interval Leisure Group Inc.	9,700	184,397
iRobot Corp. (a)	6,900	152,835
Isle of Capri Casinos Inc. (a)	5,109	31,523
Jack in the Box Inc. (a)	11,229	313,065
JAKKS Pacific Inc.	6,627	106,098
Jamba Inc. (a)	18,479	36,219
Johnson Outdoors Inc. Class A (a)	1,230	25,338
Jones Group Inc., The	20,857	199,393
Jos. A. Bank Clothiers Inc. (a)	7,055	299,555
Journal Communications Inc. Class A (a)	11,542	59,557
K12 Inc. (a)	6,773	157,811
KB Home	19,779	193,834
Kenneth Cole Productions Inc. (a)	2,221	33,426
Kirkland’s Inc. (a)	3,700	41,625
Knology Inc. (a)	7,900	155,393
Krispy Kreme Doughnuts Inc. (a)	15,306	97,805
K-Swiss Inc. Class A (a)	6,671	20,547
La-Z-Boy Inc. (a)	13,122	161,269
Leapfrog Enterprises Inc. (a)	12,720	130,507
Libbey Inc. (a)	5,323	81,815
Life Time Fitness Inc. (a)	10,878	505,936
Lifetime Brands Inc.	2,381	29,691
Lin TV Corp. (a)	7,165	21,638
Lincoln Educational Services Corp.	5,600	36,400
Lions Gate Entertainment Corp. (a)	21,459	316,306
Lithia Motors Inc. Class A	5,439	125,369
Live Nation Entertainment Inc. (a)	35,653	327,295
Luby’s Inc. (a)	4,712	31,570
Lumber Liquidators Holdings Inc. (a)	6,974	235,651
M.D.C. Holdings Inc.	9,647	315,167
M/I Homes Inc. (a)	4,700	81,404
Mac-Gray Corp.	2,800	39,452
Maidenform Brands Inc. (a)	5,800	115,536
Marcus Corp.	5,037	69,309
Marine Products Corp.	2,692	16,367
MarineMax Inc. (a)	5,531	52,600
Marriott Vacations Worldwide Corp. (a)	6,700	207,566
Martha Stewart Living Omnimedia Inc.	6,778	23,045
Matthews International Corp.	7,108	230,939

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Mattress Firm Holding Corp. (a)	2,800	$84,868
McClatchy Co. Class A, The (a)	14,927	32,839
MDC Partners Inc. Class A	6,183	70,115
Men’s Wearhouse Inc., The	12,858	361,824
Meredith Corp.	9,188	293,465
Meritage Homes Corp. (a)	7,200	244,368
Modine Manufacturing Co. (a)	12,420	86,071
Monarch Casino & Resort Inc. (a)	2,466	22,539
Monro Muffler Brake Inc.	7,802	259,338
Morgans Hotel Group Co. (a)	4,986	23,434
Movado Group Inc.	4,339	108,562
MTR Gaming Group Inc. (a)	5,700	27,075
Multimedia Games Holding Company Inc. (a)	7,000	98,000
Nathan’s Famous Inc. (a)	700	20,650
National American University Holdings Inc.	2,083	8,957
National CineMedia Inc.	14,172	214,989
New York & Co. Inc. (a)	7,819	27,210
New York Times Co. Class A, The (a)	34,852	271,846
Nexstar Broadcasting Group Inc. Class A (a)	2,884	19,438
NutriSystem Inc.	7,407	85,625
Office Depot Inc. (a)	71,939	155,388
OfficeMax Inc. (a)	22,800	115,368
Orbitz Worldwide Inc. (a)	5,115	18,670
Orchard Supply Hardware Stores Corp. Class A (a)	500	8,315
Orient-Express Hotels Ltd. Class A (a)	24,503	205,090
Outdoor Channel Holdings Inc.	3,500	25,585
Overstock.com Inc. (a)	2,899	20,032
Oxford Industries Inc.	3,547	158,551
Papa John’s International Inc. (a)	4,480	213,114
Peet’s Coffee & Tea Inc. (a)	3,353	201,314
Penske Automotive Group Inc.	10,629	225,760
Pep Boys-Manny, Moe & Jack, The	13,227	130,947
Perfumania Holdings Inc. (a)	1,300	10,777
Perry Ellis International Inc. (a)	3,140	65,155
PetMed Express Inc.	5,300	64,448
PF Chang’s China Bistro Inc.	5,397	277,784
Pier 1 Imports Inc.	24,411	401,073
Pinnacle Entertainment Inc. (a)	16,148	155,344
Pool Corp.	12,096	489,404
Premier Exhibitions Inc. (a)	6,500	17,550
Quiksilver Inc. (a)	32,600	75,958
R.G. Barry Corp.	2,081	28,281
RadioShack Corp.	25,300	97,152
ReachLocal Inc. (a)	2,409	26,499
Reading International Inc. Class A (a)	4,300	23,263
Red Lion Hotels Corp. (a)	3,200	27,680
Red Robin Gourmet Burgers Inc. (a)	3,774	115,145
Regis Corp.	14,775	265,359
Rent-A-Center Inc.	15,054	507,922
Rentrak Corp. (a)	2,500	51,625
Ruby Tuesday Inc. (a)	15,711	106,992
Rue21 Inc. (a)	3,977	100,379
Ruth’s Hospitality Group Inc. (a)	8,385	55,341

See accompanying notes to financial statements.	35

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Ryland Group Inc.	11,289	$288,773
Saga Communications Inc. Class A (a)	897	33,288
Saks Inc. (a)	27,715	295,165
Salem Communications Corp. Class A	2,600	14,222
Scholastic Corp.	6,491	182,787
Scientific Games Corp. Class A (a)	14,346	122,658
Sealy Corp. (a)	12,100	22,385
Select Comfort Corp. (a)	14,353	300,265
Shiloh Industries Inc.	1,370	15,755
Shoe Carnival Inc.	3,625	77,901
Shuffle Master Inc. (a)	13,978	192,896
Shutterfly Inc. (a)	9,043	277,530
Sinclair Broadcast Group Inc. Class A	12,455	112,842
Six Flags Entertainment Corp.	9,998	541,692
Skechers U.S.A. Inc. (a)	9,549	194,513
Skullcandy Inc. (a)	4,066	57,534
Smith & Wesson Holding Corp. (a)	16,439	136,608
Sonic Automotive Inc.	9,997	136,659
Sonic Corp. (a)	15,046	150,761
Sotheby’s	17,197	573,692
Spartan Motors Inc.	8,300	43,492
Speedway Motorsports Inc.	2,854	48,261
Stage Stores Inc.	7,807	143,024
Standard Motor Products Inc.	5,000	70,400
Standard Pacific Corp. (a)	27,400	169,606
Stein Mart Inc. (a)	6,523	51,858
Steiner Leisure Ltd. (a)	3,852	178,771
Steinway Musical Instruments Inc. (a)	1,799	44,076
Steven Madden Ltd. (a)	9,927	315,182
Stewart Enterprises Inc.	19,154	136,760
Stoneridge Inc. (a)	7,600	51,756
Strayer Education Inc.	3,020	329,240
Sturm, Ruger & Company Inc.	4,900	196,735
Superior Industries International Inc.	5,941	97,254
Systemax Inc. (a)	2,500	29,550
Talbots Inc. (a)	17,499	44,097
Teavana Holdings Inc. (a)	2,354	31,850
Tenneco Inc. (a)	15,313	410,695
Texas Roadhouse Inc. Class A	16,004	294,954
Tilly’s Inc. Class A (a)	2,300	36,915
Tower International Inc. (a)	1,495	15,698
Town Sports International Holdings Inc. (a)	5,911	78,557
True Religion Apparel Inc.	6,500	188,370
Tuesday Morning Corp. (a)	10,689	45,856
Tumi Holdings Inc. (a)	5,438	95,165
Unifi Inc. (a)	3,500	39,655
Universal Electronics Inc. (a)	3,712	48,887
Universal Technical Institute Inc.	5,681	76,750
US Auto Parts Network Inc. (a)	3,600	15,048
Vail Resorts Inc.	9,126	457,030
Valassis Communications Inc. (a)	10,790	234,682
Value Line Inc.	434	5,160
Vera Bradley Inc. (a)	5,147	108,499
Vitacost.com Inc. (a)	5,600	33,040
Vitamin Shoppe Inc. (a)	7,423	407,745

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
VOXX International Corp. (a)	4,804	$44,773
Warnaco Group Inc., The (a)	10,412	443,343
West Marine Inc. (a)	4,000	47,000
Wet Seal Inc. Class A (a)	22,624	71,492
Weyco Group Inc.	1,700	39,406
Winmark Corp.	575	33,666
Winnebago Industries Inc. (a)	7,419	75,600
WMS Industries Inc. (a)	14,000	279,300
Wolverine World Wide Inc.	12,415	481,454
World Wrestling Entertainment Inc.	7,095	55,483
Zagg Inc. (a)	6,416	69,996
Zumiez Inc. (a)	5,566	220,414

		40,166,523

Consumer Staples (3.65%)
Alico Inc.	885	27,028
Alliance One International Inc. (a)	22,744	78,694
Andersons Inc., The	4,740	202,208
Annie’s Inc. (a)	1,300	54,418
Arden Group Inc. Class A	300	26,163
B&G Foods Inc. Class A	12,300	327,180
Boston Beer Co. Inc. (a)	1,980	239,580
Calavo Growers Inc.	3,100	79,298
Cal-Maine Foods Inc.	3,700	144,670
Casey’s General Stores Inc.	9,600	566,304
Central European Distribution Corp. (a)	17,941	51,311
Central Garden & Pet Co. (a)	9,473	103,161
Chefs’ Warehouse Inc., The (a)	2,900	52,345
Chiquita Brands International Inc. (a)	11,405	57,025
Coca-Cola Bottling Co. Consolidated	1,155	74,243
Craft Brew Alliance Inc. (a)	2,569	21,014
Darling International Inc. (a)	29,737	490,363
Diamond Foods Inc.	5,800	103,472
Dole Food Company Inc. (a)	9,468	83,129
Elizabeth Arden Inc. (a)	6,403	248,500
Farmer Brothers Co. (a)	1,831	14,575
Female Health Co., The	5,300	31,111
Fresh Del Monte Produce Inc.	9,700	227,659
Griffin Land & Nurseries Inc.	800	22,392
Hain Celestial Group Inc., The (a)	9,323	513,138
Harbinger Group Inc. (a)	10,427	81,226
Harris Teeter Supermarkets Inc.	11,090	454,579
Ingles Markets Inc.	3,305	52,979
Inter Parfums Inc.	4,216	72,810
Inventure Foods Inc. (a)	3,300	20,790
J&J Snack Foods Corp.	3,742	221,152
John B. Sanfilippo & Son Inc. (a)	2,000	35,700
Lancaster Colony Corp.	4,714	335,684
Lifeway Foods Inc.	1,100	11,407
Limoneira Co.	2,067	33,527
Medifast Inc. (a)	3,531	69,490
Nash Finch Co.	3,012	64,698
National Beverage Corp. (a)	3,080	46,015
Nature’s Sunshine Products Inc.	2,767	41,782
Nutraceutical International Corp. (a)	2,000	30,500
Oil-Dri Corporation of America	1,200	26,280

36	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Omega Protein Corp. (a)	4,780	$35,181
Orchids Paper Products Co.	1,500	26,520
Pantry Inc., The (a)	5,739	84,363
Pilgrim’s Pride Corp. (a)	15,666	112,012
Post Holdings Inc. (a)	7,000	215,250
Prestige Brands Holdings Inc. (a)	12,948	204,708
PriceSmart Inc.	4,600	310,546
Revlon Inc. Class A (a)	2,700	38,421
Rite Aid Corp. (a)	167,043	233,860
Roundy’s Inc.	4,759	48,589
Sanderson Farms Inc.	5,845	267,818
Schiff Nutrition International Inc. (a)	3,400	61,030
Seneca Foods Corp. Class A (a)	2,301	61,897
Smart Balance Inc. (a)	14,600	137,094
Snyders-Lance Inc.	11,158	281,516
Spartan Stores Inc.	5,652	102,471
Spectrum Brands Holdings Inc. (a)	5,790	188,580
Star Scientific Inc. (a)	36,900	168,264
SUPERVALU Inc.	53,800	278,684
Susser Holdings Corp. (a)	2,800	104,076
Synutra International Inc. (a)	4,500	24,300
Tootsie Roll Industries Inc.	5,999	143,136
TreeHouse Foods Inc. (a)	9,067	564,783
United Natural Foods Inc. (a)	12,346	677,302
Universal Corp.	5,905	273,579
USANA Health Sciences Inc. (a)	1,574	64,723
Vector Group Ltd.	13,312	226,570
Village Super Market Inc. Class A	2,128	69,330
WD-40 Co.	4,062	202,328
Weis Markets Inc.	2,796	124,481
Westway Group Inc. (a)	3,100	18,569

		10,787,581

Energy (5.90%)
Abraxas Petroleum Corp. (a)	20,468	65,293
Adams Resources & Energy Inc.	500	20,960
Alon USA Energy Inc.	2,800	23,688
Amyris Inc. (a)	7,682	34,031
Apco Oil and Gas International Inc.	2,300	41,515
Approach Resources Inc. (a)	7,379	188,460
Arch Coal Inc.	53,800	370,682
ATP Oil & Gas Corp. (a)	10,834	36,619
Basic Energy Services Inc. (a)	7,800	80,496
Berry Petroleum Co.	13,240	525,098
Bill Barrett Corp. (a)	12,174	260,767
Bolt Technology Corp.	2,200	33,022
Bonanza Creek Energy Inc. (a)	2,500	41,575
BPZ Resources Inc. (a)	26,000	65,780
Bristow Group Inc.	9,123	371,032
C&J Energy Services Inc. (a)	11,329	209,586
Cal Dive International Inc. (a)	23,514	68,191
Callon Petroleum Co. (a)	9,694	41,296
Carrizo Oil & Gas Inc. (a)	10,090	237,216
Ceres Inc. (a)	1,500	13,575
Clayton Williams Energy Inc. (a)	1,449	70,103
Clean Energy Fuels Corp. (a)	16,755	259,702
Cloud Peak Energy Inc. (a)	15,587	263,576

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Comstock Resources Inc. (a)	12,272	$201,506
Contango Oil & Gas Co. (a)	3,300	195,360
CREDO Petroleum Corp. (a)	1,800	26,046
Crimson Exploration Inc. (a)	5,419	24,873
Crosstex Energy Inc.	10,319	144,466
CVR Energy Inc. (a)	4,115	109,377
Dawson Geophysical Co. (a)	2,000	47,640
Delek US Holdings Inc.	4,300	75,637
Dril-Quip Inc. (a)	10,149	665,673
Endeavour International Corp. (a)	9,231	77,540
Energy Partners Ltd. (a)	6,925	117,032
Energy XXI (Bermuda) Ltd.	19,993	625,581
Evolution Petroleum Corp. (a)	3,936	32,826
Exterran Holdings Inc. (a)	16,406	209,176
Forbes Energy Services Ltd. (a)	3,800	17,860
Forest Oil Corp. (a)	29,900	219,167
Forum Energy Technologies Inc. (a)	5,657	111,386
Frontline Ltd.	12,714	57,976
FX Energy Inc. (a)	12,900	76,755
GasLog Ltd. (a)	6,000	60,900
Gastar Exploration Ltd. (a)	14,162	27,333
GeoResources Inc. (a)	5,388	197,255
Gevo Inc. (a)	5,300	26,341
Global Geophysical Services Inc. (a)	4,454	27,258
Goodrich Petroleum Corp. (a)	6,753	93,597
Green Plains Renewable Energy Inc. (a)	6,400	39,936
Gulf Island Fabrication Inc.	3,782	106,690
GulfMark Offshore Inc. Class A (a)	6,799	231,438
Gulfport Energy Corp. (a)	14,077	290,409
Halcon Resources Corp. (a)	17,900	168,976
Hallador Energy Co.	1,737	14,730
Harvest Natural Resources Inc. (a)	9,732	83,209
Heckmann Corp. (a)	33,900	114,582
Helix Energy Solutions Group Inc. (a)	26,794	439,690
Hercules Offshore Inc. (a)	40,157	142,156
Hornbeck Offshore Services Inc. (a)	8,934	346,461
ION Geophysical Corp. (a)	33,913	223,487
Isramco Inc. (a)	272	29,920
Key Energy Services Inc. (a)	38,305	291,118
KiOR Inc. Class A (a)	6,654	59,553
Knightsbridge Tankers Ltd.	6,286	51,168
Kodiak Oil & Gas Corp. (a)	66,809	548,502
Lufkin Industries Inc.	8,464	459,764
Magnum Hunter Resources Corp. (a)	38,179	159,588
Magnum Hunter Resources Corp. Warrants (a) (b)	2,751	0
Matador Resources Co. (a)	3,600	38,664
Matrix Service Co. (a)	6,700	76,045
McMoRan Exploration Co. (a)	25,748	326,227
Midstates Petroleum Company Inc. (a)	6,076	58,998
Miller Energy Resources Inc. (a)	7,630	38,150
Mitcham Industries Inc. (a)	3,269	55,475
Natural Gas Services Group (a)	3,100	45,942
Newpark Resources Inc. (a)	22,457	132,496
Nordic American Tankers Ltd.	13,202	179,151
Northern Oil and Gas Inc. (a)	16,095	256,554

See accompanying notes to financial statements.	37

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Oasis Petroleum Inc. (a)	20,211	$488,702
Overseas Shipholding Group Inc.	5,968	66,304
OYO Geospace Corp. (a)	1,600	143,984
Panhandle Oil & Gas Inc.	1,763	53,137
Parker Drilling Co. (a)	29,921	134,944
Patriot Coal Corp. (a)	22,510	27,462
PDC Energy Inc. (a)	7,696	188,706
Penn Virginia Corp.	11,134	81,724
Petroquest Energy Inc. (a)	14,265	71,325
PHI Inc. (a)	3,400	94,554
Pioneer Drilling Co. (a)	16,064	128,030
Quicksilver Resources Inc. (a)	29,800	161,516
Renewable Energy Group Inc. (a)	1,900	14,117
Rentech Inc. (a)	56,994	117,408
Resolute Energy Corp. (a)	12,343	118,123
REX American Resources Corp. (a)	1,500	29,280
Rex Energy Corp. (a)	11,100	124,431
RigNet Inc. (a)	3,100	53,909
Rosetta Resources Inc. (a)	13,417	491,599
Sanchez Energy Corp. (a)	2,930	60,944
Saratoga Resources Inc. (a)	4,600	27,048
Scorpio Tankers Inc. (a)	9,680	61,855
SemGroup Corp. Class A (a)	10,564	337,309
Ship Finance International Ltd.	11,600	181,308
Solazyme Inc. (a)	8,346	116,009
Stone Energy Corp. (a)	12,574	318,625
Swift Energy Co. (a)	10,920	203,221
Synergy Resources Corp. (a)	10,100	31,108
Targa Resources Corp.	7,364	314,443
Teekay Tankers Ltd. Class A	15,994	72,933
Tesco Corp. (a)	7,523	90,276
TETRA Technologies Inc. (a)	20,000	142,600
TGC Industries Inc. (a)	3,700	35,927
Triangle Petroleum Corp. (a)	10,639	59,366
Union Drilling Inc. (a)	3,600	16,128
Uranerz Energy Corp. (a)	15,943	23,117
Uranium Energy Corp. (a)	21,500	49,235
VAALCO Energy Inc. (a)	14,700	126,861
Vantage Drilling Co. (a)	48,636	72,954
Venoco Inc. (a)	7,279	72,863
Voyager Oil & Gas Inc. (a)	11,537	20,305
W&T Offshore Inc.	8,600	131,580
Warren Resources Inc. (a)	18,346	44,030
Western Refining Inc.	14,481	322,492
Westmoreland Coal Co. (a)	2,467	19,859
Willbros Group Inc. (a)	9,700	62,662
ZaZa Energy Corp. (a)	6,300	28,477

		17,432,693

Financials (20.04%)
1st Source Corp.	3,827	86,490
1st United Bancorp Inc. (a)	8,100	50,301
Acadia Realty Trust	10,990	254,748
Access National Corp.	1,900	24,890
AG Mortgage Investment Trust Inc.	4,047	86,970
Agree Realty Corp.	2,820	62,407
Alexander’s Inc.	519	223,746

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Alliance Financial Corp.	1,100	$37,774
Alterra Capital Holdings Ltd.	21,785	508,680
American Assets Trust Inc.	8,347	202,415
American Capital Mortgage Investment Corp.	9,165	218,860
American Equity Investment Life Holding Co.	15,342	168,915
American National Bankshares Inc.	2,000	47,120
American Realty Capital Trust Inc.	40,185	438,820
American Safety Insurance Holdings Ltd. (a)	2,176	40,800
Ameris Bancorp (a)	6,127	77,200
Amerisafe Inc. (a)	4,500	116,775
Ames National Corp.	2,200	50,578
AmTrust Financial Services Inc.	6,100	181,231
Anworth Mortgage Asset Corp.	34,743	244,938
Apollo Commercial Real Estate Finance Inc.	4,461	71,688
Apollo Residential Mortgage Inc.	6,220	119,922
Ares Commercial Real Estate Corp.	1,900	33,212
Argo Group International Holdings Ltd.	6,486	189,845
Armour Residential REIT Inc.	45,162	321,102
Arrow Financial Corp.	2,513	60,739
Artio Global Investors Inc.	7,755	27,142
Ashford Hospitality Trust Inc.	13,819	116,494
Associated Estates Realty Corp.	10,800	161,460
Astoria Financial Corp.	22,400	219,520
AV Homes Inc. (a)	2,348	34,234
Baldwin & Lyons Inc.	2,311	53,708
BancFirst Corp.	1,648	69,068
Banco Latinoamericano de Comercio Exterior SA	7,000	150,010
Bancorp Inc., The (a)	7,272	68,720
BancorpSouth Inc.	23,961	347,914
Bank Mutual Corp.	11,919	52,563
Bank of Kentucky Financial Corp., The	1,425	37,962
Bank of Marin Bancorp	1,400	51,814
Bank of the Ozarks Inc.	7,336	220,667
BankFinancial Corp.	5,403	40,685
Banner Corp.	4,765	104,401
Bar Harbor Bankshares	1,000	36,000
BBCN Bancorp Inc. (a)	19,732	214,881
Beneficial Mutual Bancorp Inc. (a)	8,145	70,291
Berkshire Bancorp Inc. (a)	1,100	9,680
Berkshire Hills Bancorp Inc.	5,676	124,872
BGC Partners Inc. Class A	24,901	146,169
BofI Holding Inc. (a)	2,334	46,120
Boston Private Financial Holdings Inc.	20,151	179,948
Bridge Bancorp Inc.	2,185	51,544
Bridge Capital Holdings (a)	2,253	36,386
Brookline Bancorp Inc.	17,892	158,344
Bryn Mawr Bank Corp.	2,800	58,996
BSB Bancorp Inc. (a)	2,100	26,775
C&F Financial Corp.	800	32,128
Calamos Asset Management Inc. Class A	4,651	53,254
California First National Bancorp	800	12,552

38	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Camden National Corp.	2,000	$73,240
Campus Crest Communities Inc.	7,610	79,068
Cape Bancorp Inc. (a)	2,855	23,725
Capital Bank Corp. (a)	3,380	7,706
Capital City Bank Group Inc.	2,998	22,095
CapLease Inc.	16,756	69,537
Capstead Mortgage Corp.	23,594	328,193
Cardinal Financial Corp.	7,567	92,923
Cascade Bancorp (a)	1,473	8,735
Cash America International Inc.	7,480	329,419
Cathay General Bancorp	19,946	329,308
Cedar Realty Trust Inc.	15,775	79,664
Center Bancorp Inc.	2,986	33,592
Centerstate Banks Inc.	7,324	52,367
Central Pacific Financial Corp. (a)	5,494	77,575
Century Bancorp Inc. Class A	1,009	29,998
Charter Financial Corp.	1,655	16,054
Chatham Lodging Trust	3,387	48,366
Chemical Financial Corp.	7,056	151,704
Chesapeake Lodging Trust	8,247	142,013
CIFC Corp. (a)	1,677	12,359
Citizens & Northern Corp.	3,100	59,055
Citizens Inc. (a)	10,200	99,450
Citizens Republic Bancorp Inc. (a)	10,120	173,356
City Holding Co.	3,768	126,944
Clifton Savings Bancorp Inc.	2,225	23,162
CNB Financial Corp.	3,000	48,930
CNO Financial Group Inc.	53,807	419,695
CoBiz Financial Inc.	8,474	53,047
Cohen & Steers Inc.	4,634	159,919
Colonial Properties Trust	22,261	492,859
Colony Financial Inc.	8,555	148,002
Columbia Banking System Inc.	9,897	186,262
Community Bank System Inc.	10,036	272,176
Community Trust Bancorp Inc.	3,487	116,780
Consolidated-Tomoka Land Co.	1,042	29,989
Coresite Realty Corp.	5,354	138,240
Cousins Properties Inc.	23,540	182,435
Cowen Group Inc. Class A (a)	22,379	59,528
Crawford & Co. Class B	6,776	27,714
Credit Acceptance Corp. (a)	2,024	170,886
Crescent Financial Bancshares Inc. (a)	1,200	5,424
CreXus Investment Corp.	17,011	173,002
CubeSmart	31,178	363,847
CVB Financial Corp.	22,363	260,529
CYS Investments Inc.	29,270	403,048
DCT Industrial Trust Inc.	62,481	393,630
DFC Global Corp. (a)	11,178	206,011
Diamond Hill Investment Group	700	54,803
DiamondRock Hospitality Co.	42,640	434,928
Dime Community Bancshares	8,169	108,566
Donegal Group Inc.	1,869	24,820
Doral Financial Corp. (a)	31,175	46,762
Duff & Phelps Corp. Class A	8,000	116,000
DuPont Fabros Technology Inc.	15,540	443,822
Dynex Capital Inc.	14,101	146,368
Eagle Bancorp Inc. (a)	4,346	68,450

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Eastern Insurance Holdings Inc.	1,700	$28,900
EastGroup Properties Inc.	7,167	382,001
Edelman Financial Group Inc.	4,975	43,282
Education Realty Trust Inc.	23,882	264,613
eHealth Inc. (a)	5,100	82,161
EMC Insurance Group Inc.	981	19,816
Employers Holdings Inc.	8,100	146,124
Encore Bancshares Inc. (a)	2,427	50,069
Enstar Group Ltd. (a)	2,200	217,668
Enterprise Bancorp Inc.	1,437	23,552
Enterprise Financial Services Corp.	4,776	52,345
Entertainment Properties Trust	11,821	485,961
Epoch Holding Corp.	4,000	91,120
Equity One Inc.	13,795	292,454
ESB Financial Corp.	2,540	33,528
ESSA Bancorp Inc.	2,100	22,680
EverBank Financial Corp. (a)	5,700	61,959
Evercore Partners Inc. Class A	7,300	170,747
Excel Trust Inc.	8,521	101,911
EZCORP Inc. Class A (a)	12,100	283,866
F.N.B. Corp.	35,361	384,374
Farmers National Banc Corp.	4,800	29,904
FBL Financial Group Inc.	2,598	72,770
FBR & Co. (a)	10,000	27,700
Federal Agricultural Mortgage Corp. Class C	2,404	63,057
FelCor Lodging Trust Inc. (a)	32,218	151,425
Fidelity Southern Corp.	2,400	20,736
Financial Engines Inc. (a)	11,712	251,222
Financial Institutions Inc.	3,400	57,392
First American Financial Corp.	26,867	455,664
First Bancorp (North Carolina)	3,703	32,920
First BanCorp (Puerto Rico) (a)	17,800	70,488
First Bancorp Inc.	2,362	40,154
First Busey Corp.	18,979	91,669
First California Financial Group Inc. (a)	5,700	39,216
First Cash Financial Services Inc. (a)	7,314	293,803
First Commonwealth Financial Corp.	26,134	175,882
First Community Bancshares Inc.	3,823	55,166
First Connecticut Bancorp Inc.	4,394	59,319
First Defiance Financial Corp.	2,394	40,985
First Federal Bancshares of Arkansas Inc. (a)	900	7,290
First Financial Bancorp	15,041	240,355
First Financial Bankshares Inc.	7,952	274,821
First Financial Corp. Indiana	2,999	86,971
First Financial Holdings Inc.	4,608	49,398
First Financial Northwest Inc. (a)	4,100	33,292
First Industrial Realty Trust Inc. (a)	22,413	282,852
First Interstate BancSystem Inc.	4,357	62,044
First Marblehead Corp., The (a)	15,400	18,018
First Merchants Corp.	7,206	89,787
First Midwest Bancorp Inc.	19,251	211,376
First of Long Island Corp., The	2,100	60,837
First PacTrust Bancorp Inc.	2,696	31,975
First Potomac Realty Trust	12,989	152,881
FirstMerit Corp.	27,733	458,149

See accompanying notes to financial statements.	39

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Flagstone Reinsurance Holdings SA.	13,900	$111,339
Flushing Financial Corp.	7,597	103,547
FNB United Corp. (a)	2,500	32,475
Forestar Group Inc. (a)	8,700	111,447
Fortegra Financial Corp. (a)	1,400	11,200
Fox Chase Bancorp	2,983	43,075
Franklin Financial Corp. (a)	3,432	56,456
Franklin Street Properties Corp.	18,445	195,148
FX Alliance Inc. (a)	1,500	23,565
FXCM Inc. Class A	5,262	61,881
Gain Capital Holdings Inc.	3,800	18,962
GAMCO Investors Inc.	1,625	72,134
German American Bancorp Inc.	3,100	63,550
Getty Realty Corp.	6,394	122,445
GFI Group Inc.	18,256	64,991
Glacier Bancorp Inc.	18,344	284,149
Gladstone Commercial Corp.	2,900	48,314
Glimcher Realty Trust	35,386	361,645
Global Indemnity PLC (a)	2,718	55,040
Government Properties Income Trust	9,412	212,899
Gramercy Capital Corp. (a)	11,600	29,000
Great Southern Bancorp Inc.	2,467	68,040
Green Dot Corp. Class A (a)	6,100	134,932
Greene Bancshares Inc. (a)	4,100	6,806
Greenhill & Co. Inc.	7,400	263,810
Greenlight Capital Re Ltd. Class A (a)	7,103	180,558
GSV Capital Corp. (a)	4,900	45,570
Guaranty Bancorp (a)	19,300	40,723
Gyrodyne Company of America Inc. (a)	300	34,293
Hallmark Financial Services Inc. (a)	3,700	28,860
Hampton Roads Bankshares Inc. Rights (a) (b)	2,411	3,692
Hancock Holding Co.	19,330	588,405
Hanmi Financial Corp. (a)	7,852	82,289
Healthcare Realty Trust Inc.	19,776	471,460
Heartland Financial USA Inc.	3,643	87,432
Heritage Commerce Corp. (a)	5,133	33,364
Heritage Financial Corp.	3,900	57,135
Heritage Financial Group Inc.	2,200	28,314
Heritage Oaks Bancorp (a)	5,100	28,407
Hersha Hospitality Trust	43,539	229,886
HFF Inc. Class A (a)	8,237	114,824
Highwoods Properties Inc.	18,688	628,851
Hilltop Holdings Inc. (a)	10,188	105,038
Hingham Institution for Savings	300	18,141
Home Bancorp Inc. (a)	1,800	30,834
Home Bancshares Inc.	5,658	173,022
Home Federal Bancorp Inc.	4,100	43,050
Home Loan Servicing Solutions Ltd.	3,340	44,756
Homeowners Choice Inc.	1,800	31,680
HomeStreet Inc. (a)	1,100	35,189
Horace Mann Educators Corp.	10,002	174,835
Horizon Bancorp	1,000	26,300
Horizon Technology Finance Corp.	1,600	26,384
Hudson Pacific Properties Inc.	9,068	157,874
Hudson Valley Holding Corp.	3,852	69,721

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
IBERIABANK Corp.	7,477	$377,215
ICG Group Inc. (a)	9,421	87,144
Independence Holding Co.	1,974	19,444
Independent Bank Corp.	5,610	163,868
Infinity Property & Casualty Corp.	2,986	172,203
Inland Real Estate Corp.	19,017	159,362
International Bancshares Corp.	13,450	262,544
INTL FCStone Inc. (a)	3,527	68,247
Invesco Mortgage Capital	29,238	536,225
Investment Technology Group Inc. (a)	9,612	88,430
Investors Bancorp Inc. (a)	11,429	172,464
Investors Real Estate Trust	22,134	174,859
Investors Title Co.	300	17,079
iStar Financial Inc. (a)	21,600	139,320
JMP Group Inc.	3,514	21,717
Kaiser Federal Financial Group Inc.	2,300	33,994
Kansas City Life Insurance Co.	1,057	37,196
KBW Inc.	8,833	145,303
Kearny Financial Corp.	4,106	39,787
Kennedy-Wilson Holdings Inc.	8,993	125,992
Kite Realty Group Trust	14,094	70,329
Knight Capital Group Inc. Class A (a)	24,854	296,757
Ladenburg Thalmann Financial Services Inc. (a)	26,630	41,010
Lakeland Bancorp Inc.	6,840	71,957
Lakeland Financial Corp.	4,232	113,545
LaSalle Hotel Properties	21,663	631,260
Lexington Realty Trust	30,356	257,115
LTC Properties Inc.	7,701	279,392
Maiden Holdings Ltd.	12,700	110,236
MainSource Financial Group Inc.	5,161	61,055
Manning & Napier Inc.	3,577	50,901
MarketAxess Holdings Inc.	9,251	246,447
Marlin Business Services Corp.	2,159	35,386
MB Financial Inc.	13,867	298,695
Meadowbrook Insurance Group Inc.	12,962	113,936
Medical Properties Trust Inc.	34,362	330,562
Mercantile Bank Corp. (a)	2,200	40,590
Merchants Bancshares Inc.	1,308	36,035
Meridian Interstate Bancorp Inc. (a)	2,126	29,594
Metro Bancorp Inc. (a)	3,600	43,308
MetroCorp Bancshares Inc. (a)	4,000	42,680
MGIC Investment Corp. (a)	48,890	140,803
MicroFinancial Inc.	2,200	17,820
Middleburg Financial Corp.	1,400	23,800
MidSouth Bancorp Inc.	1,900	26,752
MidWestOne Financial Group Inc.	1,700	36,550
Mission West Properties Inc.	4,985	42,971
Monmouth Real Estate Investment Corp. Class A	10,200	119,544
Montpelier Re Holdings Ltd.	12,708	270,553
NASB Financial Inc. (a)	1,100	21,835
National Bankshares Inc.	1,700	51,204
National Financial Partners Corp. (a)	10,263	137,524
National Health Investors Inc.	6,201	315,755
National Interstate Corp.	1,513	40,231
National Penn Bancshares Inc.	31,286	299,407

40	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
National Western Life Insurance Co.	575	$81,604
Nationstar Mortgage Holdings Inc. (a)	4,900	105,448
Navigators Group Inc., The (a)	2,572	128,729
NBT Bancorp Inc.	8,466	182,781
Nelnet Inc. Class A	6,000	138,000
Netspend Holdings Inc. (a)	7,849	72,132
New York Mortgage Trust Inc.	4,400	31,064
NewStar Financial Inc. (a)	6,732	87,247
Nicholas Financial Inc.	2,406	30,845
Northfield Bancorp Inc.	3,732	53,032
Northrim BanCorp Inc.	1,700	36,533
NorthStar Realty Finance Corp.	34,428	179,714
Northwest Bancshares Inc.	24,858	291,087
OceanFirst Financial Corp.	3,900	56,004
Ocwen Financial Corp. (a)	27,194	510,703
Old National Bancorp	23,995	288,180
Omega Healthcare Investors Inc.	26,809	603,202
OmniAmerican Bancorp Inc. (a)	2,705	57,968
One Liberty Properties Inc.	2,747	51,726
OneBeacon Insurance Group Ltd. Class A	6,048	78,745
Oppenheimer Holdings Inc. Class A	2,680	42,130
Oriental Financial Group Inc.	10,396	115,188
Oritani Financial Corp.	11,505	165,557
Pacific Capital Bancorp (a)	994	45,456
Pacific Continental Corp.	4,600	40,802
Pacific Mercantile Bancorp (a)	2,700	18,657
PacWest Bancorp	7,691	182,046
Park National Corp.	2,870	200,182
Park Sterling Corp. (a)	8,746	41,194
Parkway Properties Inc.	4,045	46,275
Peapack-Gladstone Financial Corp.	2,300	35,673
Pebblebrook Hotel Trust	13,302	310,070
Penns Woods Bancorp Inc.	1,057	42,079
Pennsylvania Real Estate Investment Trust	14,250	213,465
PennyMac Mortgage Investment Trust	10,576	208,664
Peoples Bancorp Inc.	2,610	57,368
Peoples Federal Bancshares Inc. (a)	1,600	26,720
PHH Corp. (a)	14,369	251,170
Phoenix Companies Inc., The (a)	28,603	52,916
PICO Holdings Inc. (a)	5,707	127,894
Pinnacle Financial Partners Inc. (a)	8,814	171,961
Piper Jaffray Companies Inc. (a)	4,033	94,493
Platinum Underwriters Holdings Ltd.	8,797	335,166
Potlatch Corp.	10,265	327,864
Preferred Bank (a)	3,000	40,080
Presidential Life Corp.	5,157	50,693
Primerica Inc.	11,882	317,606
PrivateBancorp Inc.	15,304	225,887
Prosperity Bancshares Inc.	12,052	506,546
Provident Financial Holdings Inc.	2,500	28,825
Provident Financial Services Inc.	15,018	230,526
Provident New York Bancorp	8,370	63,528
PS Business Parks Inc.	4,682	317,065
Pzena Investment Management Inc. Class A	2,000	8,860

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Radian Group Inc.	33,100	$108,899
RAIT Financial Trust	12,721	58,771
Ramco-Gershenson Properties Trust	11,356	142,745
Redwood Trust Inc.	19,754	246,530
Regional Management Corp. (a)	1,200	19,740
Renasant Corp.	6,616	103,937
Republic Bancorp Inc. Class A	2,619	58,273
Resource America Inc. Class A	3,100	19,778
Resource Capital Corp.	21,000	111,930
Retail Opportunity Investments Corp.	12,458	150,243
RLI Corp.	5,338	364,052
RLJ Lodging Trust	27,037	490,181
Rockville Financial Inc.	7,268	84,091
Roma Financial Corp.	2,006	17,091
Rouse Properties Inc. (a)	5,600	75,880
S&T Bancorp Inc.	7,362	135,976
Sabra Health Care REIT Inc.	9,484	162,271
Safeguard Scientifics Inc. (a)	5,216	80,744
Safety Insurance Group Inc.	3,164	128,585
Sandy Spring Bancorp Inc.	5,994	107,892
Saul Centers Inc.	1,848	79,224
SCBT Financial Corp.	3,813	134,408
SeaBright Holdings Inc.	5,400	48,006
Seacoast Banking Corporation of Florida (a)	17,806	26,887
Select Income REIT (a)	2,300	54,648
Selective Insurance Group Inc.	13,911	242,191
SI Financial Group Inc.	2,700	31,050
Sierra Bancorp	2,800	27,720
Simmons First National Corp.	4,216	98,022
Southside Bancshares Inc.	4,261	95,787
Southwest Bancorp Inc. (a)	5,055	47,568
Sovran Self Storage Inc.	7,344	367,861
STAG Industrial Inc.	6,093	88,836
Starwood Property Trust Inc.	29,429	627,132
State Auto Financial Corp.	3,558	49,990
State Bank Financial Corp. (a)	7,798	118,218
StellarOne Corp.	5,700	71,136
Sterling Bancorp NY	8,008	79,920
Sterling Financial Corp. (a)	6,595	124,580
Stewart Information Services Corp.	4,491	68,937
Stifel Financial Corp. (a)	13,656	421,970
Strategic Hotels & Resorts Inc. (a)	45,889	296,443
Suffolk Bancorp (a)	2,423	31,426
Summit Hotel Properties Inc.	7,730	64,700
Sun Bancorp Inc. (a)	9,204	24,851
Sun Communities Inc.	6,715	297,072
Sunstone Hotel Investors Inc. (a)	30,195	331,843
Susquehanna Bancshares Inc.	47,571	489,981
SWS Group Inc. (a)	6,997	37,294
SY Bancorp Inc.	3,167	75,850
Symetra Financial Corp.	19,697	248,576
Taylor Capital Group Inc. (a)	4,333	71,018
TCP Capital Corp.	1,500	21,690
Tejon Ranch Co. (a)	3,236	92,614
Terreno Realty Corp.	3,351	50,634

See accompanying notes to financial statements.	41

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Territorial Bancorp Inc.	2,685	$61,137
Texas Capital Bancshares Inc. (a)	9,580	386,936
Thomas Properties Group Inc.	8,200	44,608
Tompkins Financial Corp.	2,346	88,397
Tower Group Inc.	8,834	184,366
TowneBank	6,680	93,520
Tree.com Inc. (a)	1,500	17,160
Trico Bancshares	4,092	63,017
Trustco Bank Corp. NY	23,277	127,092
Trustmark Corp.	16,401	401,496
Two Harbors Investment Corp.	54,162	561,118
UMB Financial Corp.	8,135	416,756
UMH Properties Inc.	3,500	37,555
Umpqua Holdings Corp.	28,509	375,178
Union First Market Bankshares Corp.	5,263	76,050
United Bankshares Inc.	12,668	327,848
United Community Banks Inc. (a)	10,243	87,783
United Financial Bancorp Inc.	4,093	58,857
United Fire Group Inc.	4,992	106,479
Universal Health Realty Income Trust	3,005	124,798
Universal Insurance Holdings Inc.	5,400	18,414
Univest Corp. of Pennsylvania	4,199	69,409
Urstadt Biddle Properties Inc.	5,704	112,768
ViewPoint Financial Group Inc.	8,580	134,191
Virginia Commerce Bancorp (a)	7,086	59,735
Virtus Investment Partners Inc. (a)	1,530	123,930
Walker & Dunlop Inc. (a)	2,629	33,783
Walter Investment Management Corp.	7,260	170,174
Washington Banking Co.	4,110	57,129
Washington Real Estate Investment Trust	16,790	477,676
Washington Trust Bancorp Inc.	3,556	86,695
Waterstone Financial Inc. (a)	1,900	7,220
Webster Financial Corp.	18,304	396,465
WesBanco Inc.	5,787	123,032
West Bancorporation	3,700	35,187
West Coast Bancorp (a)	4,742	93,180
Westamerica Bancorporation	7,092	334,671
Western Alliance Bancorp (a)	17,600	164,736
Western Asset Mortgage Capital Corp. (a)	2,000	38,980
Westfield Financial Inc.	6,860	50,078
Westwood Holdings Group Inc.	1,771	65,987
Whitestone REIT Class B	2,629	36,306
Wilshire Bancorp Inc. (a)	15,870	86,968
Winthrop Realty Trust	7,105	86,397
Wintrust Financial Corp.	9,208	326,884
WisdomTree Investments Inc. (a)	14,856	97,604
World Acceptance Corp. (a)	2,781	182,990
WSFS Financial Corp.	1,935	78,193
Zillow Inc. (a)	809	31,255

		59,208,096

Health Care (13.26%)
Abaxis Inc. (a)	5,421	200,577
Abiomed Inc. (a)	8,501	193,993

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Acadia Healthcare Company Inc. (a)	5,800	$101,732
Accretive Health Inc. (a)	14,225	155,906
Accuray Inc. (a)	18,144	124,105
Achillion Pharmaceuticals Inc. (a)	13,509	83,756
Acorda Therapeutics Inc. (a)	10,144	238,993
Acura Pharmaceuticals Inc. (a)	4,200	13,188
Aegerion Pharmaceuticals Inc. (a)	5,498	81,590
Affymax Inc. (a)	9,127	117,556
Affymetrix Inc. (a)	18,600	87,234
Agenus Inc. (a)	5,800	30,392
Air Methods Corp. (a)	3,200	314,400
Akorn Inc. (a)	14,376	226,710
Align Technology Inc. (a)	18,239	610,277
Alkermes PLC (a)	31,017	526,358
Allos Therapeutics Inc. (a)	20,300	36,337
Almost Family Inc. (a)	2,200	49,148
Alnylam Pharmaceuticals Inc. (a)	11,703	136,574
Alphatec Holdings Inc. (a)	12,600	23,184
AMAG Pharmaceuticals Inc. (a)	5,282	81,343
Amedisys Inc. (a)	7,888	98,206
Amicus Therapeutics Inc. (a)	7,678	42,229
AMN Healthcare Services Inc. (a)	10,188	60,415
Ampio Pharmaceuticals Inc. (a)	4,914	24,963
Amsurg Corp. (a)	8,004	239,960
Anacor Pharmaceuticals Inc. (a)	4,317	28,017
Analogic Corp.	3,106	192,572
Angiodynamics Inc. (a)	6,300	75,663
Anika Therapeutics Inc. (a)	3,000	40,770
Antares Pharma Inc. (a)	23,677	86,184
Arena Pharmaceuticals Inc. (a)	49,957	498,571
ArQule Inc. (a)	15,335	90,937
Array Biopharma Inc. (a)	22,878	79,387
ArthroCare Corp. (a)	7,015	205,399
Assisted Living Concepts Inc. Class A	4,680	66,550
Astex Pharmaceuticals Inc. (a)	23,600	49,324
athenahealth Inc. (a)	9,031	714,984
AtriCure Inc. (a)	3,468	33,327
Atrion Corp.	400	81,992
Auxilium Pharmaceuticals Inc. (a)	12,281	330,236
AVANIR Pharmaceuticals Inc. Class A (a)	35,100	137,592
Aveo Pharmaceuticals Inc. (a)	9,810	119,290
BG Medicine Inc. (a)	2,900	20,242
BioCryst Pharmaceuticals Inc. (a)	12,480	49,670
BioDelivery Sciences International Inc. (a)	5,400	24,192
BioLase Inc. (a)	1	2
Bio-Reference Laboratories Inc. (a)	6,286	165,196
BioScrip Inc. (a)	11,154	82,874
BioSpecifics Technologies Corp. (a)	1,393	26,161
BioTime Inc. (a)	8,436	38,806
Cadence Pharmaceuticals Inc. (a)	15,320	54,692
Cambrex Corp. (a)	7,481	70,396
Cantel Medical Corp.	5,400	147,150
Capital Senior Living Corp. (a)	7,200	76,320
Cardiovascular Systems Inc. (a)	4,270	41,803

42	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Celldex Therapeutics Inc. (a)	15,655	$81,249
Cempra Inc. (a)	1,000	9,360
Centene Corp. (a)	13,009	392,351
Cepheid Inc. (a)	16,584	742,134
Cerus Corp. (a)	14,340	47,609
Chemed Corp.	4,924	297,607
ChemoCentryx Inc. (a)	1,200	18,000
Chindex International Inc. (a)	2,800	27,440
Clovis Oncology Inc. (a)	3,434	74,449
Codexis Inc. (a)	5,958	22,283
Computer Programs & Systems Inc.	2,784	159,300
Conceptus Inc. (a)	7,800	154,596
Conmed Corp.	7,329	202,793
Corcept Therapeutics Inc. (a)	11,830	53,117
Cornerstone Therapeutics Inc. (a)	1,800	11,394
Coronado Biosciences Inc. (a)	3,400	17,170
Corvel Corp. (a)	1,539	75,411
Cross Country Healthcare Inc. (a)	6,689	29,231
CryoLife Inc. (a)	6,832	35,731
Cubist Pharmaceuticals Inc. (a)	16,005	606,750
Cumberland Pharmaceuticals Inc. (a)	3,000	19,380
Curis Inc. (a)	19,387	104,690
Cyberonics Inc. (a)	6,976	313,501
Cynosure Inc. Class A (a)	2,500	52,875
Cytori Therapeutics Inc. (a)	14,800	39,960
Dendreon Corp. (a)	39,000	288,600
DepoMed Inc. (a)	14,200	80,798
Derma Sciences Inc. (a)	2,400	22,848
Dexcom Inc. (a)	17,401	225,517
Discovery Laboratories Inc. (a)	11,000	25,520
DUSA Pharmaceuticals Inc. (a)	6,020	31,424
Dyax Corp. (a)	25,477	54,266
Dynavax Technologies Corp. (a)	44,747	193,307
Emergent Biosolutions Inc. (a)	6,600	99,990
Emeritus Corp. (a)	7,900	132,957
Endocyte Inc. (a)	7,478	61,469
Endologix Inc. (a)	14,029	216,608
Ensign Group Inc., The	4,400	124,388
EnteroMedics Inc. (a)	6,400	22,080
Enzon Pharmaceuticals Inc. (a)	10,715	73,612
ePocrates Inc. (a)	4,765	38,215
eResearch Technology Inc. (a)	12,537	100,171
Exact Sciences Corp. (a)	14,794	158,592
Exactech Inc. (a)	2,200	36,894
ExamWorks Group Inc. (a)	7,392	97,796
Exelixis Inc. (a)	38,030	210,306
Five Star Quality Care Inc. (a)	10,281	31,563
Fluidigm Corp. (a)	5,194	78,118
Furiex Pharmaceuticals Inc. (a)	1,878	39,344
Genomic Health Inc. (a)	4,000	133,600
Gentiva Health Services Inc. (a)	7,626	52,848
Geron Corp. (a)	32,073	55,166
Greatbatch Inc. (a)	5,856	132,990
Greenway Medical Technologies Inc. (a)	1,900	30,989
GTx Inc. (a)	6,425	22,680
Haemonetics Corp. (a)	6,402	474,452

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Halozyme Therapeutics Inc. (a)	22,740	$201,476
Hanger Inc. (a)	8,600	220,504
Hansen Medical Inc. (a)	14,015	31,814
Harvard Bioscience Inc. (a)	5,592	21,082
Healthsouth Corp. (a)	24,176	562,334
HealthStream Inc. (a)	4,982	129,532
Healthways Inc. (a)	8,570	68,389
HeartWare International Inc. (a)	3,585	318,348
Hi-Tech Pharmacal Co. Inc. (a)	2,600	84,240
HMS Holdings Corp. (a)	21,800	726,158
Horizon Pharma Inc. (a)	5,400	38,502
ICU Medical Inc. (a)	3,132	167,186
Idenix Pharmaceuticals Inc. (a)	18,951	195,195
ImmunoCellular Therapeutics Ltd. (a)	10,100	37,875
ImmunoGen Inc. (a)	19,593	328,771
Immunomedics Inc. (a)	16,385	58,494
Impax Laboratories Inc. (a)	17,000	344,590
Infinity Pharmaceuticals Inc. (a)	5,000	67,800
Insulet Corp. (a)	12,065	257,829
Integra LifeSciences Holdings Corp. (a)	5,027	186,904
IntegraMed America Inc. (a)	2,200	30,470
InterMune Inc. (a)	16,536	197,605
Invacare Corp.	8,104	125,045
IPC The Hospitalist Co. (a)	4,300	194,876
IRIS International Inc. (a)	4,000	45,200
Ironwood Pharmaceuticals Inc. (a)	19,078	262,895
Isis Pharmaceuticals Inc. (a)	25,392	304,704
Jazz Pharmaceuticals PLC (a)	10,494	472,335
Keryx Biopharmaceuticals Inc. (a)	16,978	30,560
Kindred Healthcare Inc. (a)	13,637	134,052
Landauer Inc.	2,380	136,445
Lannett Company Inc. (a)	4,000	16,960
Lexicon Pharmaceuticals Inc. (a)	50,300	113,175
LHC Group Inc. (a)	3,900	66,144
Ligand Pharmaceuticals Inc. Class B (a)	4,216	71,419
Luminex Corp. (a)	10,514	257,488
Magellan Health Services Inc. (a)	6,991	316,902
MAKO Surgical Corp. (a)	9,147	234,255
MannKind Corp. (a)	28,513	65,295
MAP Pharmaceuticals Inc. (a)	6,328	94,793
Masimo Corp. (a)	12,625	282,548
Maxygen Inc. (a)	7,579	45,171
MedAssets Inc. (a)	14,808	199,168
Medicines Co., The (a)	13,910	319,095
Medicis Pharmaceutical Corp. Class A	14,563	497,326
Medidata Solutions Inc. (a)	5,628	183,867
Mediware Information Systems Inc. (a)	900	13,140
MEDTOX Scientific Inc. (a)	1,869	50,388
Merge Healthcare Inc. (a)	16,100	46,046
Meridian Bioscience Inc.	10,600	216,876
Merit Medical Systems Inc. (a)	10,396	143,569
Merrimack Pharmaceuticals Inc. (a)	3,900	28,392
Metropolitan Health Networks Inc. (a)	11,585	110,868
MModal Inc. (a)	9,914	128,684
Molina Healthcare Inc. (a)	7,543	176,959
Momenta Pharmaceuticals Inc. (a)	11,911	161,037

See accompanying notes to financial statements.	43

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
MWI Veterinary Supply Inc. (a)	3,200	$328,864
National Healthcare Corp.	2,773	125,423
National Research Corp.	600	31,410
Natus Medical Inc. (a)	7,200	83,664
Navidea Biopharmaceuticals Inc. (a)	24,500	91,140
Nektar Therapeutics (a)	29,108	234,902
Neogen Corp. (a)	5,984	276,461
Neurocrine Biosciences Inc. (a)	16,738	132,398
NewLink Genetics Corp. (a)	3,200	47,936
Novavax Inc. (a)	29,403	45,869
NPS Pharmaceuticals Inc. (a)	22,215	191,271
NuVasive Inc. (a)	10,898	276,373
NxStage Medical Inc. (a)	12,519	209,818
Obagi Medical Products Inc. (a)	4,900	74,823
Omeros Corp. (a)	5,700	57,000
Omnicell Inc. (a)	8,600	125,904
OncoGenex Pharmaceutical Inc. (a)	3,596	48,330
Oncothyreon Inc. (a)	14,443	67,593
Opko Health Inc. (a)	26,910	123,786
Optimer Pharmaceuticals Inc. (a)	12,000	186,240
OraSure Technologies Inc. (a)	12,175	136,847
Orexigen Therapeutics Inc. (a)	15,244	84,452
Orthofix International NV (a)	4,700	193,875
Osiris Therapeutics Inc. (a)	4,300	47,171
Owens & Minor Inc.	16,028	490,938
Pacific Biosciences of California Inc. (a)	8,369	18,161
Pacira Pharmaceuticals Inc. (a)	4,716	75,645
Pain Therapeutics Inc. (a)	8,959	42,018
Palomar Medical Technologies Inc. (a)	5,224	44,404
Par Pharmaceutical Companies Inc. (a)	9,321	336,861
Parexel International Corp. (a)	15,134	427,233
PDI Inc. (a)	2,500	20,600
PDL BioPharma Inc.	35,815	237,453
Pernix Therapeutics Holdings Inc. (a)	2,311	16,847
Pharmacyclics Inc. (a)	13,793	753,236
PharMerica Corp. (a)	7,418	81,005
PhotoMedex Inc. (a)	3,300	40,095
Pozen Inc. (a)	6,699	41,802
Progenics Pharmaceuticals Inc. (a)	7,669	75,003
Providence Service Corp. (a)	3,399	46,600
PSS World Medical Inc. (a)	12,654	265,607
Quality Systems Inc.	10,052	276,531
Questcor Pharmaceuticals Inc. (a)	13,600	724,064
Quidel Corp. (a)	7,000	109,760
Raptor Pharmaceutical Corp. (a)	12,905	72,139
Repligen Corp. (a)	7,700	33,110
Repros Therapeutics Inc. (a)	3,800	34,504
Rigel Pharmaceuticals Inc. (a)	18,066	168,014
Rochester Medical Corp. (a)	2,700	29,052
Rockwell Medical Inc. (a)	5,256	48,933
RTI Biologics Inc. (a)	13,700	51,512
Sagent Pharmaceuticals Inc. (a)	2,339	42,289
Sangamo BioSciences Inc. (a)	12,900	71,208
Santarus Inc. (a)	14,300	101,387
SciClone Pharmaceuticals Inc. (a)	14,400	100,944

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Seattle Genetics Inc. (a)	24,148	$613,118
Select Medical Holdings Corp. (a)	8,834	89,312
Sequenom Inc. (a)	28,414	115,361
SIGA Technologies Inc. (a)	8,400	24,108
Skilled Healthcare Group Inc. Class A (a)	5,000	31,400
Solta Medical Inc. (a)	14,830	43,452
Spectranetics Corp. (a)	8,400	95,928
Spectrum Pharmaceuticals Inc. (a)	15,028	233,836
STAAR Surgical Co. (a)	9,524	74,001
STERIS Corp.	14,631	458,974
Sucampo Pharmaceuticals Inc. Class A (a)	2,600	18,278
Sun Healthcare Group Inc. (a)	6,215	52,020
Sunesis Pharmaceuticals Inc. (a)	6,910	19,832
Sunrise Senior Living Inc. (a)	14,264	103,985
Supernus Pharmaceuticals Inc. (a)	1,400	13,104
SurModics Inc. (a)	4,000	69,200
Symmetry Medical Inc. (a)	9,208	79,005
Synageva BioPharma Corp. (a)	2,300	93,288
Synergy Pharmaceuticals Inc. (a)	10,400	49,400
Synta Pharmaceuticals Corp. (a)	9,400	51,418
Targacept Inc. (a)	6,778	29,145
Team Health Holdings Inc. (a)	7,167	172,653
Theravance Inc. (a)	15,400	342,188
Threshold Pharmaceuticals Inc. (a)	11,400	84,360
Tornier NV (a)	3,802	85,241
Transcept Pharmaceuticals Inc. (a)	3,190	19,778
Triple-S Management Corp. Class B (a)	5,000	91,400
Trius Therapeutics Inc. (a)	6,261	36,063
U.S. Physical Therapy Inc.	2,900	73,747
Unilife Corp. (a)	18,794	63,524
Universal American Corp. (a)	9,556	100,625
Utah Medical Products Inc.	800	26,824
Vanda Pharmaceuticals Inc. (a)	6,800	29,920
Vanguard Health Systems Inc. (a)	8,400	74,676
Vascular Solutions Inc. (a)	4,400	55,264
Ventrus Biosciences Inc. (a)	3,200	13,664
Verastem Inc. (a)	1,500	15,300
Vical Inc. (a)	18,663	67,187
ViroPharma Inc. (a)	17,583	416,717
VIVUS Inc. (a)	25,261	720,949
Vocera Communications Inc. (a)	1,700	45,543
Volcano Corp. (a)	13,500	386,775
WellCare Health Plans Inc. (a)	10,877	576,481
West Pharmaceutical Services Inc.	8,614	434,921
Wright Medical Group Inc. (a)	10,045	214,461
Xenoport Inc. (a)	8,722	52,681
XOMA Corp. (a)	17,300	51,900
Young Innovations Inc.	1,300	44,837
Zeltiq Aesthetics Inc. (a)	4,300	24,080
ZIOPHARM Oncology Inc. (a)	16,491	98,121
Zogenix Inc. (a)	9,504	23,565

		39,183,804

44	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (14.82%)
A.T. Cross Co. Class A (a)	2,338	$23,076
A123 Systems Inc. (a)	27,174	34,239
Aaon Inc.	4,645	87,558
AAR Corp.	10,403	140,232
ABM Industries Inc.	13,635	266,701
Acacia Research Corp. (a)	12,552	467,436
ACCO Brands Corp. (a)	28,622	295,951
Accuride Corp. (a)	12,047	72,282
Aceto Corp.	6,964	62,885
Acorn Energy Inc.	4,500	37,440
Actuant Corp. Class A	17,345	471,090
Acuity Brands Inc.	10,713	545,399
Advisory Board Co., The (a)	8,656	429,251
Aegion Corp. (a)	9,956	178,113
Aerovironment Inc. (a)	4,404	115,869
Air Transport Services Group Inc. (a)	13,100	68,120
Aircastle Ltd.	14,800	178,340
Alamo Group Inc.	1,685	52,858
Alaska Air Group Inc. (a)	18,034	647,421
Albany International Corp. Class A	6,951	130,053
Allegiant Travel Co. (a)	3,810	265,481
Altra Holdings Inc.	7,000	110,460
AMERCO	2,188	196,854
Ameresco Inc. Class A (a)	5,100	60,843
American Railcar Industries Inc. (a)	2,509	67,994
American Reprographics Co. (a)	9,321	46,885
American Science & Engineering Inc.	2,281	128,762
American Superconductor Corp. (a)	9,196	43,221
American Woodmark Corp. (a)	2,433	41,604
Ampco-Pittsburgh Corp.	2,200	40,326
AO Smith Corp.	9,793	478,780
API Technologies Corp. (a)	8,300	30,544
Apogee Enterprises Inc.	7,136	114,676
Applied Industrial Technologies Inc.	10,649	392,416
Argan Inc.	2,500	34,950
Arkansas Best Corp.	6,390	80,514
Asset Acceptance Capital Corp. (a)	4,000	27,200
ASTA Funding Inc.	2,800	26,236
Astec Industries Inc. (a)	5,114	156,898
Astronics Corp. (a)	2,640	74,554
Atlas Air Worldwide Holdings Inc. (a)	6,743	293,388
Avis Budget Group Inc. (a)	26,900	408,880
AZZ Inc.	3,200	196,032
Barnes Group Inc.	13,744	333,842
Barrett Business Services Inc.	1,800	38,052
Beacon Roofing Supply Inc. (a)	11,785	297,218
Belden Inc.	11,473	382,625
Blount International Inc. (a)	12,494	183,037
BlueLinx Holdings Inc. (a)	6,100	14,335
Brady Corp.	12,413	341,482
Briggs & Stratton Corp.	12,180	213,028
Brink’s Co., The	11,999	278,137
Builders FirstSource Inc. (a)	12,105	57,378
CAI International Inc. (a)	3,400	67,592
Capstone Turbine Corp. (a)	75,737	76,494
Cascade Corp.	2,262	106,427
Casella Waste Systems Inc. Class A (a)	6,114	35,767

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
CBIZ Inc. (a)	9,736	$57,832
CDI Corp.	3,486	57,170
CECO Environmental Corp.	1,800	14,220
Celadon Group Inc.	5,200	85,176
Cenveo Inc. (a)	13,671	26,385
Ceradyne Inc.	6,220	159,543
Chart Industries Inc. (a)	7,600	522,576
CIRCOR International Inc.	4,321	147,303
Clarcor Inc.	12,713	612,258
Coleman Cable Inc.	2,070	17,988
Columbus McKinnon Corp. (a)	5,100	76,959
Comfort Systems USA Inc.	9,173	91,913
Commercial Vehicle Group Inc. (a)	6,196	53,410
Consolidated Graphics Inc. (a)	2,101	61,034
Corporate Executive Board Co., The	8,500	347,480
Courier Corp.	2,501	33,138
CPI Aerostructures Inc. (a)	1,400	15,400
CRA International Inc. (a)	2,815	41,352
Cubic Corp.	3,965	190,637
Curtiss-Wright Corp.	11,878	368,812
Deluxe Corp.	12,900	321,726
DigitalGlobe Inc. (a)	9,187	139,275
Dolan Co., The (a)	7,800	52,494
Dollar Thrifty Automotive Group Inc. (a)	7,112	575,788
Douglas Dynamics Inc.	5,610	79,942
DXP Enterprises Inc. (a)	2,300	95,427
Dycom Industries Inc. (a)	8,333	155,077
Dynamic Materials Corp.	3,254	56,392
Eastern Co., The	1,600	25,840
Echo Global Logistics Inc. (a)	3,700	70,522
Edgen Group Inc. (a)	3,800	28,576
EMCOR Group Inc.	16,956	471,716
Encore Capital Group Inc. (a)	5,500	162,910
Encore Wire Corp.	4,695	125,732
Energy Recovery Inc. (a)	11,500	27,600
EnergySolutions Inc. (a)	19,700	33,293
EnerNOC Inc. (a)	6,730	48,725
EnerSys (a)	12,185	427,328
Ennis Inc.	6,632	102,000
Enphase Energy Inc. (a)	2,000	12,440
EnPro Industries Inc. (a)	5,248	196,118
ESCO Technologies Inc.	6,810	248,156
Esterline Technologies Corp. (a)	7,789	485,644
Exponent Inc. (a)	3,429	181,154
Federal Signal Corp. (a)	15,434	90,135
Flow International Corp. (a)	12,300	38,745
Forward Air Corp.	7,408	239,056
Franklin Covey Co. (a)	3,800	38,912
Franklin Electric Co. Inc.	5,898	301,565
Freightcar America Inc.	3,060	70,288
FTI Consulting Inc. (a)	10,682	307,108
FuelCell Energy Inc. (a)	40,110	40,511
Furmanite Corp. (a)	9,400	45,684
G&K Services Inc. Class A	4,780	149,088
Genco Shipping & Trading Ltd. (a)	6,894	21,027
GenCorp Inc. (a)	15,226	99,121
Generac Holdings Inc. (a)	6,390	153,743

See accompanying notes to financial statements.	45

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Genesee & Wyoming Inc. Class A (a)	10,250	$541,610
Geo Group Inc., The (a)	15,620	354,886
GeoEye Inc. (a)	3,800	58,824
Gibraltar Industries Inc. (a)	7,982	82,853
Global Power Equipment Group Inc.	4,373	95,506
Gorman-Rupp Co., The	3,933	117,203
GP Strategies Corp. (a)	3,800	70,186
Graham Corp.	2,700	50,274
Granite Construction Inc.	9,853	257,262
Great Lakes Dredge & Dock Co.	14,800	105,376
Greenbrier Companies Inc. (a)	5,834	102,562
Griffon Corp.	11,936	102,411
H&E Equipment Services Inc. (a)	7,500	112,725
Hardinge Inc.	3,000	27,300
Hawaiian Holdings Inc. (a)	13,000	84,630
Healthcare Services Group Inc.	17,047	330,371
Heartland Express Inc.	12,376	177,101
Heico Corp.	13,353	527,711
Heidrick & Struggles International Inc.	4,712	82,460
Heritage-Crystal Clean Inc. (a)	1,967	32,160
Herman Miller Inc.	14,800	274,096
Hexcel Corp. (a)	25,232	650,733
Hill International Inc. (a)	5,992	19,174
HNI Corp.	11,547	297,335
Houston Wire & Cable Co.	4,500	49,185
Hub Group Inc. (a)	9,350	338,470
Hudson Global Inc. (a)	8,166	34,052
Hurco Companies Inc. (a)	1,569	32,149
Huron Consulting Group Inc. (a)	5,790	183,254
ICF International Inc. (a)	4,900	116,816
II-VI Inc. (a)	13,296	221,644
Innerworkings Inc. (a)	8,052	108,944
Insperity Inc.	5,699	154,158
Insteel Industries Inc.	4,500	50,175
Interface Inc.	14,905	203,155
Interline Brands Inc. (a)	8,139	204,045
International Shipholding Corp.	1,333	25,140
Intersections Inc.	2,270	35,980
Jetblue Airways Corp. (a)	58,835	311,826
John Bean Technologies Corp.	7,500	101,775
Kadant Inc. (a)	2,858	67,020
Kaman Corp.	6,746	208,721
Kaydon Corp.	7,985	170,799
Kelly Services Inc. Class A	6,716	86,704
Keyw Holding Corp., The (a)	4,611	46,294
Kforce Inc. (a)	7,326	98,608
Kimball International Inc. Class B	7,983	61,469
Knight Transportation Inc.	14,596	233,390
Knoll Inc.	12,244	164,314
Korn/Ferry International (a)	12,233	175,544
Kratos Defense & Security Solutions Inc. (a)	10,224	59,708
L.B. Foster Co. Class A	2,336	66,833
Layne Christensen Co. (a)	4,986	103,160
Lindsay Corp.	3,198	207,550
LMI Aerospace Inc. (a)	2,200	38,236
LSI Industries Inc.	4,647	33,087

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Lydall Inc. (a)	4,190	$56,649
Marten Transport Ltd.	3,865	82,170
MasTec Inc. (a)	14,781	222,306
McGrath Rentcorp	6,340	168,010
Meritor Inc. (a)	24,715	129,012
Metalico Inc. (a)	9,899	21,778
Met-Pro Corp.	3,800	34,998
Michael Baker Corp. (a)	2,300	60,007
Middleby Corp. (a)	4,693	467,470
Miller Industries Inc.	2,600	41,418
Mine Safety Appliances Co.	7,018	282,404
Mistras Group Inc. (a)	3,962	104,121
Mobile Mini Inc. (a)	9,747	140,357
Moog Inc. Class A (a)	11,440	473,044
Mueller Industries Inc.	6,811	290,080
Mueller Water Products Inc.	38,803	134,258
Multi-Color Corp.	3,473	77,240
MYR Group Inc. (a)	5,000	85,300
NACCO Industries Inc. Class A	1,348	156,705
National Presto Industries Inc.	1,218	84,980
Navigant Consulting Inc. (a)	12,948	163,663
NCI Building Systems Inc. (a)	4,654	50,403
NL Industries Inc.	1,843	22,982
NN Inc. (a)	4,117	42,035
Nortek Inc. (a)	1,989	99,530
Northwest Pipe Co. (a)	2,400	58,224
Odyssey Marine Exploration Inc. (a)	19,131	71,550
Old Dominion Freight Line Inc. (a)	12,012	519,999
Omega Flex Inc. (a)	600	7,146
On Assignment Inc. (a)	10,900	173,964
Orbital Sciences Corp. (a)	14,729	190,299
Orion Marine Group Inc. (a)	6,764	47,077
Pacer International Inc. (a)	8,370	45,365
Park-Ohio Holdings Corp. (a)	2,366	45,025
Patrick Industries Inc. (a)	1,000	12,750
Patriot Transportation Holding Inc. (a)	1,500	35,295
Pendrell Corp. (a)	37,246	41,716
PGT Inc. (a)	4,900	14,847
Pike Electric Corp. (a)	4,100	31,652
PMFG Inc. (a)	5,100	39,831
Portfolio Recovery Associates Inc. (a)	4,366	398,441
Powell Industries Inc. (a)	2,355	87,983
Preformed Line Products Co.	600	34,746
Primoris Services Corp.	7,664	91,968
Proto Labs Inc. (a)	1,308	37,618
Quad Graphics Inc.	6,240	89,731
Quality Distribution Inc. (a)	5,376	59,620
Quanex Building Products Corp.	9,241	165,229
RailAmerica Inc. (a)	4,797	116,087
Rand Logistics Inc. (a)	4,500	38,250
Raven Industries Inc.	4,592	319,557
RBC Bearings Inc. (a)	5,700	269,610
Republic Airways Holdings Inc. (a)	12,932	71,773
Resources Connection Inc.	10,664	131,167
Rexnord Corp. (a)	7,272	145,731
Roadrunner Transportation Systems Inc. (a)	3,231	54,572

46	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Robbins & Myers Inc.	9,825	$410,881
RPX Corp. (a)	5,366	77,002
Rush Enterprises Inc. Class A (a)	8,568	140,087
Saia Inc. (a)	4,135	90,515
Sauer-Danfoss Inc.	3,039	106,152
Schawk Inc.	2,782	35,331
Seaboard Corp. (a)	78	166,372
SeaCube Container Leasing Ltd.	2,905	49,588
SIFCO Industries Inc.	600	13,788
Simpson Manufacturing Co. Inc.	10,257	302,684
SkyWest Inc.	13,121	85,680
Spirit Airlines Inc. (a)	10,455	203,454
Standard Parking Corp. (a)	3,900	83,928
Standex International Corp.	3,127	133,116
Steelcase Inc.	19,300	174,279
Sterling Construction Company Inc. (a)	4,300	43,946
Sun Hydraulics Corp.	5,100	123,879
Swift Transportation Co. (a)	20,261	191,466
Swisher Hygiene Inc. (a)	28,533	72,188
Sykes Enterprises Inc. (a)	9,935	158,563
Sypris Solutions Inc.	2,700	18,819
TAL International Group Inc.	7,400	247,826
Taser International Inc. (a)	14,092	73,842
Team Inc. (a)	5,000	155,900
Teledyne Technologies Inc. (a)	9,313	574,146
Tennant Co.	4,771	190,601
Tetra Tech Inc. (a)	16,021	417,828
Textainer Group Holdings Ltd.	3,100	114,390
Thermon Group Holdings Inc. (a)	3,724	77,124
Titan International Inc.	10,685	262,103
Titan Machinery Inc. (a)	4,300	130,591
TMS International Corp. Class A (a)	3,198	31,884
TRC Companies Inc. (a)	4,335	26,357
Trex Co. Inc. (a)	3,534	106,338
TriMas Corp. (a)	8,131	163,433
TrueBlue Inc. (a)	10,410	161,147
Tutor Perini Corp. (a)	9,073	114,955
Twin Disc Inc.	2,052	37,941
UniFirst Corp.	3,675	234,281
United Stationers Inc.	10,308	277,801
Universal Forest Products Inc.	4,910	191,392
Universal Truckload Services Inc.	1,400	21,175
US Airways Group Inc. (a)	41,031	546,943
US Ecology Inc.	4,558	80,859
USG Corp. (a)	18,722	356,654
Viad Corp.	5,162	103,240
Vicor Corp.	4,808	33,368
VSE Corp.	1,100	26,169
Wabash National Corp. (a)	17,843	118,121
WageWorks Inc. (a)	1,600	24,096
Watsco Inc.	7,468	551,138
Watts Water Technologies Inc.	7,551	251,750
Werner Enterprises Inc.	11,226	268,189
Wesco Aircraft Holdings Inc. (a)	4,460	56,776
Willis Lease Finance Corp. (a)	1,400	17,248
Woodward Inc.	17,510	690,594
XPO Logistics Inc. (a)	4,500	75,600

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Zipcar Inc. (a)	6,822	$80,028

		43,804,913

Information Technology (17.31%)
3D Systems Corp. (a)	10,960	374,174
Accelrys Inc. (a)	14,125	114,271
ACI Worldwide Inc. (a)	10,016	442,807
Active Network Inc., The (a)	9,848	151,561
Actuate Corp. (a)	12,500	86,625
Acxiom Corp. (a)	19,461	294,056
Adtran Inc.	16,132	487,025
Advanced Energy Industries Inc. (a)	9,933	133,301
Advent Software Inc. (a)	8,110	219,862
Aeroflex Holding Corp. (a)	4,884	29,548
Agilysys Inc. (a)	3,514	30,466
Alpha & Omega Semiconductor Ltd. (a)	4,490	41,084
Ambient Corp. (a)	900	4,923
American Software Inc. Class A	6,300	50,085
Amkor Technology Inc. (a)	20,264	98,888
ANADIGICS Inc. (a)	19,600	35,476
Anaren Inc. (a)	3,746	73,422
Ancestry.com Inc. (a)	7,382	203,226
Angie’s List Inc. (a)	9,000	142,560
Anixter International Inc.	7,135	378,512
Applied Micro Circuits Corp. (a)	15,762	90,159
Arris Group Inc. (a)	28,606	397,909
Aruba Networks Inc. (a)	28,355	426,743
Aspen Technology Inc. (a)	23,662	547,775
ATMI Inc. (a)	7,988	164,313
Audience Inc. (a)	1,500	28,920
AuthenTec Inc. (a)	11,300	48,929
AVG Technologies NV (a)	1,900	24,719
Aviat Networks Inc. (a)	15,150	42,420
Avid Technology Inc. (a)	7,200	53,496
Aware Inc.	2,900	18,705
Axcelis Technologies Inc. (a)	25,726	30,871
AXT Inc. (a)	7,625	30,119
Badger Meter Inc.	3,730	140,062
Bankrate Inc. (a)	11,751	216,101
Bazaarvoice Inc. (a)	2,300	41,860
Bel Fuse Inc.	2,483	43,726
Benchmark Electronics Inc. (a)	14,876	207,520
Black Box Corp.	4,455	127,858
Blackbaud Inc.	11,411	292,920
Blucora Inc. (a)	10,120	124,678
Bottomline Technologies Inc. (a)	8,931	161,205
Brightcove Inc. (a)	1,400	21,350
Brightpoint Inc. (a)	18,261	98,792
BroadSoft Inc. (a)	7,000	202,720
Brooks Automation Inc.	16,449	155,279
Cabot Microelectronics Corp.	5,861	171,200
CACI International Inc. Class A (a)	6,714	369,404
CalAmp Corp. (a)	7,200	52,776
Calix Inc. (a)	10,120	83,186
Callidus Software Inc. (a)	8,803	43,839

See accompanying notes to financial statements.	47

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Carbonite Inc. (a)	2,900	$25,926
Cardtronics Inc. (a)	11,200	338,352
Cass Information Systems Inc.	2,460	99,015
Cavium Inc. (a)	12,637	353,836
CEVA Inc. (a)	5,800	102,138
Checkpoint Systems Inc. (a)	10,615	92,457
Ciber Inc. (a)	18,443	79,489
Ciena Corp. (a)	25,100	410,887
Cirrus Logic Inc. (a)	16,397	489,942
Cognex Corp.	10,861	343,751
Coherent Inc. (a)	6,000	259,800
Cohu Inc.	6,008	61,041
Commvault Systems Inc. (a)	11,288	559,546
Computer Task Group Inc. (a)	3,600	53,964
comScore Inc. (a)	8,928	146,955
Comtech Telecommunications Corp.	4,888	139,699
Comverse Technology Inc. (a)	55,491	322,958
Constant Contact Inc. (a)	7,700	137,676
Convergys Corp.	29,561	436,616
Cornerstone OnDemand Inc. (a)	8,492	202,195
CoStar Group Inc. (a)	6,754	548,425
Cray Inc. (a)	9,422	113,818
CSG Systems International Inc. (a)	8,665	149,731
CTS Corp.	8,641	81,398
Cymer Inc. (a)	7,876	464,290
Daktronics Inc.	9,652	66,695
Datalink Corp. (a)	3,900	37,245
DealerTrack Holdings Inc. (a)	10,741	323,412
Deltek Inc. (a)	5,505	63,803
Demand Media Inc. (a)	7,633	85,490
Demandware Inc. (a)	1,700	40,273
Dice Holdings Inc. (a)	11,918	111,910
Digi International Inc. (a)	6,780	69,427
Digimarc Corp.	1,881	48,266
Digital River Inc. (a)	9,278	154,200
Diodes Inc. (a)	9,146	171,670
DSP Group Inc. (a)	5,824	36,924
DTS Inc. (a)	4,084	106,511
EarthLink Inc.	26,540	197,458
EasyLink Services International Corp. Class A (a)	8,000	57,920
Ebix Inc.	7,239	144,418
Echelon Corp. (a)	10,444	36,345
Electro Rent Corp.	4,606	74,755
Electro Scientific Industries Inc.	5,538	65,459
Electronics for Imaging Inc. (a)	11,808	191,880
Ellie Mae Inc. (a)	5,448	98,064
Emulex Corp. (a)	21,880	157,536
Entegris Inc. (a)	34,813	297,303
Entropic Communications Inc. (a)	23,000	129,720
Envestnet Inc. (a)	5,300	63,600
Envivio Inc. (a)	2,000	12,820
EPAM Systems Inc. (a)	1,300	22,087
EPIQ Systems Inc.	8,290	101,553
ePlus Inc. (a)	1,018	32,932
Euronet Worldwide Inc. (a)	12,797	219,085
ExactTarget Inc. (a)	2,500	54,650

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Exar Corp. (a)	9,867	$80,515
Exlservice Holdings Inc. (a)	5,864	144,489
Extreme Networks Inc. (a)	24,764	85,188
Fabrinet (a)	5,628	70,631
Fair Isaac Corp.	8,702	367,921
FalconStor Software Inc. (a)	7,016	18,312
FARO Technologies Inc. (a)	4,249	178,798
FEI Co. (a)	9,586	458,594
Finisar Corp. (a)	23,067	345,082
First Solar Inc. (a)	15,300	230,418
Formfactor Inc. (a)	12,443	80,506
Forrester Research Inc.	3,652	123,657
FSI International Inc. (a)	10,384	37,279
Gerber Scientific Inc. Escrow Shares (a) (b)	6,402	0
Global Cash Access Holdings Inc. (a)	16,837	121,395
Globecomm Systems Inc. (a)	5,700	57,798
Glu Mobile Inc. (a)	13,812	76,657
GSI Group Inc. (a)	7,355	84,288
GSI Technology Inc. (a)	5,400	25,596
GT Advanced Technologies Inc. (a)	29,400	155,232
Guidance Software Inc. (a)	3,744	35,605
Guidewire Software Inc. (a)	4,900	137,788
Hackett Group Inc., The (a)	6,294	35,058
Harmonic Inc. (a)	30,010	127,843
Heartland Payment Systems Inc.	9,900	297,792
Higher One Holdings Inc. (a)	8,271	101,072
Hittite Microwave Corp. (a)	8,000	408,960
iGate Corp. (a)	8,126	138,305
Imation Corp. (a)	7,659	45,265
Immersion Corp. (a)	7,200	40,536
Imperva Inc. (a)	2,454	70,724
Infinera Corp. (a)	27,821	190,296
Infoblox Inc. (a)	2,000	45,860
Innodata Isogen Inc. (a)	5,600	38,304
Inphi Corp. (a)	5,937	56,283
Insight Enterprises Inc. (a)	11,448	192,670
Integrated Device Technology Inc. (a)	36,303	204,023
Integrated Silicon Solution Inc. (a)	7,139	72,033
Interactive Intelligence Group (a)	3,811	107,508
InterDigital Inc.	11,192	330,276
Intermec Inc. (a)	14,704	91,165
Intermolecular Inc. (a)	3,500	27,125
Internap Network Services Corp. (a)	12,990	84,565
International Rectifier Corp. (a)	17,500	349,825
Intersil Corp. Class A	32,300	343,995
Intevac Inc. (a)	5,632	42,353
Intralinks Holdings Inc. (a)	9,533	41,755
InvenSense Inc. (a)	9,200	103,960
iPass Inc. (a)	13,200	31,416
Ixia (a)	10,699	128,602
IXYS Corp. (a)	6,314	70,527
j2 Global Inc.	11,790	311,492
JDA Software Group Inc. (a)	10,782	320,118
Jive Software Inc. (a)	4,100	86,059
Kemet Corp. (a)	10,879	65,383
Kenexa Corp. (a)	6,936	201,352

48	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Key Tronic Corp. (a)	2,600	$21,424
Keynote Systems Inc.	4,190	62,222
KIT Digital Inc. (a)	12,145	52,102
Kopin Corp. (a)	17,200	59,168
KVH Industries Inc. (a)	4,100	51,250
Lattice Semiconductor Corp. (a)	29,593	111,566
LeCroy Corp. (a)	4,019	57,311
Limelight Networks Inc. (a)	14,179	41,544
Lionbridge Technologies Inc. (a)	14,200	44,730
Liquidity Services Inc. (a)	6,012	307,754
Littelfuse Inc.	5,437	309,311
LivePerson Inc. (a)	13,900	264,934
LogMeIn Inc. (a)	5,570	169,996
Loral Space & Communications Inc.	2,800	188,580
LTX-Credence Corp. (a)	12,296	82,383
M/A-COM Technology Solutions Holdings Inc. (a)	1,500	27,750
Manhattan Associates Inc. (a)	5,205	237,921
ManTech International Corp. Class A	5,755	135,070
Marchex Inc. Class B	5,366	19,371
Market Leader Inc. (a)	5,600	28,448
Mattersight Corp. (a)	2,600	20,748
Mattson Technology Inc. (a)	14,800	25,900
MAXIMUS Inc.	8,598	444,946
MaxLinear Inc. Class A (a)	5,686	28,203
Maxwell Technologies Inc. (a)	6,900	45,264
Measurement Specialties Inc. (a)	3,900	126,789
MeetMe Inc. (a)	4,756	11,177
MEMC Electronic Materials Inc. (a)	58,500	126,945
Mentor Graphics Corp. (a)	23,756	356,340
Mercury Computer Systems Inc. (a)	7,978	103,156
Mesa Laboratories Inc.	700	32,543
Methode Electronics Inc.	8,967	76,309
Micrel Inc.	12,195	116,218
Microsemi Corp. (a)	22,461	415,304
MicroStrategy Inc. (a)	2,125	275,952
Millennial Media Inc. (a)	2,900	38,251
Mindspeed Technologies Inc. (a)	7,951	19,559
MIPS Technologies Inc. (a)	12,120	80,840
MKS Instruments Inc.	13,278	384,133
ModusLink Global Solutions Inc. (a)	9,195	27,493
MoneyGram International Inc. (a)	5,462	79,745
Monolithic Power Systems Inc. (a)	7,703	153,059
Monotype Imaging Holdings Inc. (a)	9,300	155,961
Monster Worldwide Inc. (a)	30,700	260,950
MoSys Inc. (a)	7,482	24,242
Move Inc. (a)	9,852	89,752
MTS Systems Corp.	4,070	156,898
Multi-Fineline Electronix Inc. (a)	2,134	52,582
Nanometrics Inc. (a)	5,904	90,685
Neonode Inc. (a)	5,700	35,055
NeoPhotonics Corp. (a)	5,000	24,700
Netgear Inc. (a)	9,648	332,952
NetScout Systems Inc. (a)	9,200	198,628
Newport Corp. (a)	9,418	113,204
NIC Inc.	16,406	208,356
NumereX Corp. Class A (a)	2,327	21,641

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
NVE Corp. (a)	1,200	$64,500
Oclaro Inc. (a)	12,466	37,897
OCZ Technology Group Inc. (a)	17,561	93,073
Omnivision Technologies Inc. (a)	13,445	179,625
OpenTable Inc. (a)	5,600	252,056
Oplink Communications Inc. (a)	5,045	68,259
OPNET Technologies Inc.	3,900	103,701
OSI Systems Inc. (a)	5,065	320,817
Parametric Technology Corp. (a)	30,244	633,914
Park Electrochemical Corp.	5,188	134,265
ParkerVision Inc. (a)	19,300	45,934
PC Connection Inc.	2,020	21,452
PC-Tel Inc.	4,700	30,409
PDF Solutions Inc. (a)	6,063	59,842
Pegasystems Inc.	4,340	143,133
Perficient Inc. (a)	8,100	90,963
Pericom Semiconductor Corp. (a)	5,809	52,281
Pervasive Software Inc. (a)	3,400	25,466
Photronics Inc. (a)	14,772	90,109
Plantronics Inc.	10,796	360,586
Plexus Corp. (a)	8,840	249,288
PLX Technology Inc. (a)	11,411	72,460
Power Integrations Inc.	7,189	268,150
Power-One Inc. (a)	16,518	74,661
PRGX Global Inc. (a)	5,831	46,356
Procera Networks Inc. (a)	4,744	115,327
Progress Software Corp. (a)	15,875	331,311
Proofpoint Inc. (a)	1,600	27,120
PROS Holdings Inc. (a)	5,500	92,510
QAD Inc. Class A (a)	1,458	20,733
QLIK Technologies Inc. (a)	21,639	478,655
QLogic Corp. (a)	24,700	338,143
Quantum Corp. (a)	59,495	120,775
Quest Software Inc. (a)	14,173	394,718
QuickLogic Corp. (a)	9,800	24,598
QuinStreet Inc. (a)	8,298	76,839
Radisys Corp. (a)	5,929	37,234
Rambus Inc. (a)	27,958	160,479
RealD Inc. (a)	11,098	166,026
Realnetworks Inc.	5,369	46,388
RealPage Inc. (a)	9,116	211,127
Responsys Inc. (a)	9,025	109,383
RF Micro Devices Inc. (a)	70,498	299,616
Richardson Electronics Ltd.	3,533	43,562
Rofin-Sinar Technologies Inc. (a)	7,434	140,726
Rogers Corp. (a)	4,165	164,976
Rosetta Stone Inc. (a)	2,689	37,216
Rubicon Technology Inc. (a)	4,200	42,840
Rudolph Technologies Inc. (a)	7,917	69,036
Saba Software Inc. (a)	7,600	70,528
Sanmina-SCI Corp. (a)	20,826	170,565
Sapiens International Corp. NV (a)	3,500	12,600
Sapient Corp.	31,208	314,265
ScanSource Inc. (a)	6,978	213,806
SciQuest Inc. (a)	4,554	81,790
SeaChange International Inc. (a)	7,300	60,079

See accompanying notes to financial statements.	49

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Semtech Corp. (a)	16,549	$402,472
ServiceSource International Inc. (a)	12,559	173,942
ShoreTel Inc. (a)	12,039	52,731
Sigma Designs Inc. (a)	8,696	55,480
Silicon Graphics International Corp. (a)	7,700	49,434
Silicon Image Inc. (a)	21,073	87,242
Sonus Networks Inc. (a)	52,506	112,888
Sourcefire Inc. (a)	7,500	385,500
Spansion Inc. Class A (a)	12,469	136,910
Spark Networks Inc. (a)	2,900	14,964
SPS Commerce Inc. (a)	2,706	82,208
SRS Labs Inc. (a)	2,700	24,300
SS&C Technologies Holdings Inc. (a)	8,617	215,425
Stamps.com Inc. (a)	3,628	89,503
Standard Microsystems Corp. (a)	5,832	215,142
STEC Inc. (a)	9,200	71,760
STR Holdings Inc. (a)	7,685	35,044
Stratasys Inc. (a)	5,414	268,264
SunPower Corp. (a)	10,100	48,581
Super Micro Computer Inc. (a)	7,507	119,061
Supertex Inc. (a)	2,780	52,403
Support.com Inc. (a)	11,300	36,047
Sycamore Networks Inc. (a)	5,427	78,800
Symmetricom Inc. (a)	10,146	60,775
Synacor Inc. (a)	1,700	23,290
Synaptics Inc. (a)	8,524	244,042
Synchronoss Technologies Inc. (a)	7,000	129,290
SYNNEX Corp. (a)	6,705	231,255
Syntel Inc.	3,958	240,251
Take-Two Interactive Software Inc. (a)	19,800	187,308
Tangoe Inc. (a)	7,518	160,209
TechTarget (a)	3,326	16,763
TeleNav Inc. (a)	4,108	25,182
TeleTech Holdings Inc. (a)	5,705	91,280
Tellabs Inc.	92,900	309,357
Telular Corp.	4,200	38,808
TESSCO Technologies Inc.	1,400	30,870
Tessera Technologies Inc.	13,372	205,528
TiVo Inc. (a)	31,540	260,836
TNS Inc. (a)	6,315	113,291
Travelzoo Inc. (a)	1,800	40,896
TriQuint Semiconductor Inc. (a)	42,715	234,932
TTM Technologies Inc. (a)	13,560	127,600
Tyler Technologies Inc. (a)	7,590	306,256
Ubiquiti Networks Inc. (a)	2,646	37,706
Ultimate Software Group Inc. (a)	6,691	596,302
Ultra Clean Holdings Inc. (a)	6,323	40,657
Ultratech Inc. (a)	6,679	210,388
Unisys Corp. (a)	11,079	216,594
United Online Inc.	23,256	98,140
Universal Display Corp. (a)	10,098	362,922
Unwired Planet Inc. (a)	21,400	49,220
ValueClick Inc. (a)	20,464	335,405
VASCO Data Security International Inc. (a)	6,902	56,458
Veeco Instruments Inc. (a)	9,802	336,797
Verint Systems Inc. (a)	5,538	163,426

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
ViaSat Inc. (a)	9,499	$358,777
Viasystems Group Inc. (a)	1,056	17,952
Virnetx Holding Corp. (a)	10,627	374,602
Virtusa Corp. (a)	4,700	62,745
Vishay Precision Group Inc. (a)	3,021	42,143
VistaPrint NV (a)	9,400	303,620
Vocus Inc. (a)	5,200	96,720
Volterra Semiconductor Corp. (a)	6,421	150,572
Web.com Group Inc. (a)	8,857	162,260
WebMD Health Corp. (a)	12,800	262,528
Websense Inc. (a)	9,302	174,226
Westell Technologies Inc. Class A (a)	12,962	30,850
Wright Express Corp. (a)	9,798	604,733
XO Group Inc. (a)	6,900	61,203
Yelp Inc. (a)	2,100	47,733
Zix Corp. (a)	16,400	42,640
Zygo Corp. (a)	4,300	76,798

		51,136,711

Materials (4.60%)
A. Schulman Inc.	7,345	145,798
ADA-ES Inc. (a)	2,300	58,351
AEP Industries Inc. (a)	1,100	47,905
AK Steel Holding Corp.	28,000	164,360
AM Castle & Co. (a)	4,189	44,487
AMCOL International Corp.	6,444	182,430
American Vanguard Corp.	7,013	186,476
Arabian American Development Co. (a)	5,000	48,450
Balchem Corp.	7,388	240,923
Boise Inc.	25,376	166,974
Buckeye Technologies Inc.	9,980	284,330
Calgon Carbon Corp. (a)	14,552	206,929
Century Aluminum Co. (a)	12,700	93,091
Chase Corp.	1,554	20,513
Chemtura Corp. (a)	25,025	362,862
Clearwater Paper Corp. (a)	5,876	200,489
Coeur d’Alene Mines Corp. (a)	22,788	400,157
Deltic Timber Corp.	2,730	166,475
Eagle Materials Inc.	11,463	428,028
Ferro Corp. (a)	22,717	109,042
Flotek Industries Inc. (a)	12,328	115,144
FutureFuel Corp.	4,573	48,062
General Moly Inc. (a)	16,300	51,182
Georgia Gulf Corp.	8,780	225,383
Globe Specialty Metals Inc.	15,605	209,575
Gold Reserve Inc. (a)	13,300	46,417
Gold Resource Corp.	7,573	196,822
Golden Minerals Co. (a)	6,879	31,024
Golden Star Resources Ltd. (a)	64,808	75,177
Graphic Packaging Holding Co. (a)	42,360	232,980
GSE Holding Inc. (a)	2,000	21,140
Handy & Harman Ltd. (a)	1,448	19,519
Hawkins Inc.	2,365	90,296
Haynes International Inc.	3,100	157,914

50	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
HB Fuller Co.	12,554	$385,408
Headwaters Inc. (a)	16,220	83,533
Hecla Mining Co.	72,279	343,325
Horsehead Holding Corp. (a)	10,929	108,853
Innophos Holdings Inc.	5,500	310,530
Innospec Inc. (a)	5,849	173,189
Kaiser Aluminum Corp.	4,900	254,016
Kapstone Paper and Packaging Corp. (a)	10,173	161,242
KMG Chemicals Inc.	2,001	38,579
Koppers Holdings Inc.	5,319	180,846
Kraton Performance Polymers Inc. (a)	8,314	182,160
Landec Corp. (a)	6,700	57,352
Louisiana-Pacific Corp. (a)	34,810	378,733
LSB Industries Inc. (a)	4,900	151,459
Materion Corp.	5,252	120,954
McEwen Mining Inc. (a)	50,000	150,500
Metals USA Holdings Corp. (a)	2,796	44,484
Midway Gold Corp. (a)	29,105	40,456
Minerals Technologies Inc.	4,509	287,584
Myers Industries Inc.	8,445	144,916
Neenah Paper Inc.	4,153	110,844
Noranda Aluminum Holding Corp.	8,404	66,896
Olin Corp.	20,210	422,187
Olympic Steel Inc.	2,300	37,766
OM Group Inc. (a)	8,191	155,629
Omnova Solutions Inc. (a)	11,758	88,655
P. H. Glatfelter Co.	10,796	176,731
Paramount Gold and Silver Corp. (a)	33,152	79,565
PolyOne Corp.	22,548	308,457
Quaker Chemical Corp.	3,300	152,493
Resolute Forest Products (a)	20,601	238,560
Revett Minerals Inc. (a)	6,198	20,391
RTI International Metals Inc. (a)	7,674	173,663
Schnitzer Steel Industries Inc. Class A	6,400	179,328
Schweitzer-Mauduit International Inc.	3,974	270,788
Sensient Technologies Corp.	12,653	464,745
Spartech Corp. (a)	7,804	40,347
Stepan Co.	2,151	202,581
Stillwater Mining Co. (a)	29,499	251,921
SunCoke Energy Inc. (a)	17,990	263,554
Texas Industries Inc.	5,827	227,311
TPC Group Inc. (a)	3,309	122,268
Tredegar Corp.	5,999	87,345
UFP Technologies Inc. (a)	1,400	23,660
United States Antimony Corp. (a)	13,600	54,944
United States Lime & Minerals Inc. (a)	400	18,668
Universal Stainless & Alloy Products Inc. (a)	1,824	74,966
US Silica Holdings Inc. (a)	2,900	32,654
Vista Gold Corp. (a)	14,804	43,080
Wausau Paper Corp.	11,126	108,256
Worthington Industries Inc.	13,296	272,169
Zep Inc.	5,831	80,060

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Zoltek Companies Inc. (a)	7,105	$64,158

		13,591,464

Telecommunication Services (0.87%)
8x8 Inc. (a)	17,929	75,302
AboveNet Inc. (a)	5,994	503,496
Atlantic Tele-Network Inc.	2,249	75,859
Boingo Wireless Inc. (a)	4,010	46,596
Cbeyond Inc. (a)	7,000	47,390
Cincinnati Bell Inc. (a)	50,085	186,316
Cogent Communications Group Inc. (a)	11,900	229,075
Consolidated Communications Holdings Inc.	7,608	112,598
FairPoint Communications Inc. (a)	5,294	32,558
General Communication Inc. Class A (a)	9,382	77,964
Hawaiian Telcom Holdco Inc. (a)	2,600	50,726
HickoryTech Corp.	3,244	36,041
IDT Corp. Class B	4,105	40,270
inContact Inc. (a)	7,420	37,174
Iridium Communications Inc. (a)	12,583	112,744
Leap Wireless International Inc. (a)	13,674	87,924
Lumos Networks Corp.	3,750	35,438
magicJack VocalTec Ltd. (a)	3,800	72,200
Neutral Tandem Inc. (a)	7,100	93,578
NTELOS Holdings Corp.	3,750	70,688
Orbcomm Inc. (a)	8,390	27,351
Premiere Global Services Inc. (a)	12,840	107,728
Primus Telecommunications Group Inc.	3,100	48,267
Shenandoah Telecommunications Co.	6,038	82,177
SureWest Communications	3,729	78,570
Towerstream Corp. (a)	12,074	50,107
USA Mobility Inc.	5,566	71,578
Vonage Holdings Corp. (a)	40,479	81,363

		2,571,078

Utilities (3.58%)
Allete Inc.	9,651	403,412
American DG Energy Inc. (a)	6,200	14,074
American States Water Co.	4,678	185,155
Artesian Resources Corp. Class A	2,086	44,932
Atlantic Power Corp.	28,844	369,492
Avista Corp.	14,906	397,990
Black Hills Corp.	11,089	356,733
Cadiz Inc. (a)	3,002	21,644
California Water Service Group	10,408	192,236
CH Energy Group Inc.	3,826	251,330
Chesapeake Utilities Corp.	2,508	109,650
Cleco Corp.	15,380	643,345
Connecticut Water Service Inc.	2,224	64,452
Consolidated Water Co. Ltd.	3,594	29,794
Delta Natural Gas Company Inc.	1,700	36,941
El Paso Electric Co.	10,132	335,977

See accompanying notes to financial statements.	51

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Empire District Electric Co., The	10,730	$226,403
Genie Energy Ltd. Class B	4,205	32,673
GenOn Energy Inc. (a)	196,000	335,160
Idacorp Inc.	12,655	532,522
Laclede Group Inc., The	5,788	230,420
MGE Energy Inc.	5,859	277,131
Middlesex Water Co.	3,953	75,107
New Jersey Resources Corp.	10,576	461,219
Northwest Natural Gas Co.	6,775	322,490
NorthWestern Corp.	9,211	338,044
Ormat Technologies Inc.	4,405	94,223
Otter Tail Corp.	9,091	207,911
Piedmont Natural Gas Company Inc.	18,205	586,019
PNM Resources Inc.	20,170	394,122
Portland General Electric Co.	19,137	510,192
SJW Corp.	3,648	87,588
South Jersey Industries Inc.	7,698	392,367
Southwest Gas Corp.	11,624	507,388
UIL Holdings Corp.	12,837	460,335
Unitil Corp.	3,398	90,047
UNS Energy Corp.	10,150	389,862
WGL Holdings Inc.	13,052	518,817
York Water Co.	3,400	60,827

		10,588,024

Total Common Stocks
(cost $266,134,709)		288,470,887

Registered Investment Companies (0.97%)
Financials (0.97%)
Apollo Investment Corp.	51,429	394,975
Arlington Asset Investment Corp. Class A	2,037	44,223
BlackRock Kelso Capital Corp.	18,510	180,658
Capital Southwest Corp.	757	77,850
Fidus Investment Corp.	2,400	36,408
Fifth Street Finance Corp.	21,029	209,869
Firsthand Technology Value Fund Inc. (a)	2,200	38,852
Gladstone Capital Corp.	5,050	39,844
Gladstone Investment Corp.	6,110	45,153
Golub Capital BDC LLC Inc.	3,651	55,094
Harris & Harris Group Inc. (a)	8,000	30,400
Hercules Technology Growth Capital Inc.	12,848	145,696
Kohlberg Capital Corp.	5,761	41,825
Main Street Capital Corp.	6,100	147,620
MCG Capital Corp.	20,058	92,267
Medallion Financial Corp.	4,500	47,790
Medley Capital Corp.	4,447	53,542
MVC Capital Inc.	6,354	82,284
New Mountain Finance Corp.	2,318	32,892
NGP Capital Resources Co.	5,276	37,354
PennantPark Investment Corp.	14,265	147,643
Prospect Capital Corp.	30,529	347,725
Solar Capital Ltd.	9,100	202,566

	Shares	Value
Registered Investment Companies (Cont.)
Financials (Cont.)
Solar Senior Capital Ltd.	2,478	$41,878
THL Credit Inc.	3,062	41,245
TICC Capital Corp.	9,500	92,150
Triangle Capital Corp.	6,984	159,096

		2,866,899

Total Registered Investment Companies
(cost $3,481,803)		2,866,899

Short-term Investments (1.52%)
JPMorgan U.S. Government Money Market Fund	3,816,219	3,816,219

	Principal amount	Value
U.S. Treasury Bill (c)
0.135%, 11/01/2012	$680,000	$679,752

Total Short-term Investments
(cost $4,495,903)		4,495,971

TOTAL INVESTMENTS (100.11%)
(cost $274,112,415)		295,833,757
LIABILITIES, NET OF OTHER ASSETS (-0.11%)		(339,532)

NET ASSETS (100.00%)		$295,494,225

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At June 30, 2012, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

52	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (a) (96.79%)
Australia (8.51%)
AGL Energy Ltd.	10,009	$152,104
Alumina Ltd.	46,649	38,262
Amcor Ltd.	22,831	166,668
AMP Ltd.	52,066	207,187
APA Group	11,707	60,097
Asciano Ltd.	18,010	80,894
ASX Ltd.	3,342	102,586
Australia & New Zealand Banking Group Ltd.	49,982	1,138,595
Bendigo and Adelaide Bank Ltd.	7,310	55,863
BGP Holdings PLC (b) (c)	183,756	0
BHP Billiton Ltd.	60,025	1,955,152
Boral Ltd.	13,782	42,004
Brambles Ltd.	29,334	186,045
Caltex Australia Ltd.	2,519	35,182
Campbell Brothers Ltd.	1,254	70,301
Centro Retail Australia	23,601	47,901
CFS Retail Property Trust	35,298	70,451
Coca-Cola Amatil Ltd.	10,549	144,969
Cochlear Ltd.	1,045	70,971
Commonwealth Bank of Australia	29,492	1,615,118
Computershare Ltd.	8,100	61,913
Crown Ltd.	7,339	64,178
CSL Ltd.	9,780	396,693
Dexus Property Group	88,581	84,763
Echo Entertainment Group Ltd.	13,814	60,906
Fairfax Media Ltd.	44,224	25,368
Fortescue Metals Group Ltd.	25,816	131,910
Goodman Group	28,605	108,311
GPT Group	26,820	90,720
Harvey Norman Holdings Ltd.	10,827	21,770
Iluka Resources Ltd.	7,836	92,483
Incitec Pivot Ltd.	30,761	90,878
Insurance Australia Group Ltd.	38,386	137,676
James Hardie Industries SE CDI	8,057	66,430
Leighton Holdings Ltd.	2,900	48,846
Lend Lease Corp. Ltd.	10,208	75,918
Lynas Corporation Ltd. (b)	32,459	28,727
Macquarie Group Ltd.	6,151	166,101
Metcash Ltd.	16,100	55,776
Mirvac Group	62,708	82,397
National Australia Bank Ltd.	41,748	1,016,880
Newcrest Mining Ltd.	14,381	334,661
Orica Ltd.	6,823	173,794
Origin Energy Ltd.	20,066	252,711
OZ Minerals Ltd.	5,943	48,487
Qantas Airways Ltd. (b)	21,256	23,614
QBE Insurance Group Ltd.	21,536	297,643
QR National Ltd.	31,721	111,117
Ramsay Health Care Ltd.	2,424	56,322
Rio Tinto Ltd.	8,026	471,181
Santos Ltd.	17,589	193,716
Sims Metal Management Ltd.	3,200	31,692
Sonic Healthcare Ltd.	7,081	92,613
SP Ausnet	28,427	29,792
Stockland	43,992	139,626

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Suncorp Group Ltd.	23,943	$200,069
Sydney Airport	7,407	22,075
Tabcorp Holding Ltd.	13,007	39,224
Tatts Group Ltd.	23,814	64,172
Telstra Corp. Ltd.	81,159	307,505
Toll Holdings Ltd.	12,395	50,964
Transurban Group	24,693	144,232
Wesfarmers Ltd.	18,789	578,355
Westfield Group	40,822	399,704
Westfield Retail Trust	53,538	157,037
Westpac Banking Corp.	56,588	1,235,668
Whitehaven Coal Ltd.	8,311	35,730
Woodside Petroleum Ltd.	11,938	382,566
Woolworths Ltd.	22,715	625,302
WorleyParsons Ltd.	3,571	92,727

		15,741,293

Austria (0.27%)
Andritz AG	1,337	68,755
Erste Group Bank AG (b)	3,980	75,586
Immoeast Interim Shares (b) (c)	8,216	0
Immofinanz AG (b)	17,968	57,172
Immofinanz AG Interim Shares (b) (c)	7,204	0
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,318	30,191
OMV AG	2,725	85,700
Raiffeisen Bank International AG	925	30,285
Telekom Austria AG	6,045	59,416
Vienna Insurance Group AG Wiener Versicherung Gruppe	730	29,509
VoestAlpine AG	2,100	55,775

		492,389

Belgium (1.10%)
Ageas	42,227	83,857
Anheuser-Busch InBev NV	14,983	1,181,278
Belgacom SA	2,887	82,098
Colruyt SA	1,360	60,674
Delhaize Group	1,880	68,868
Groupe Bruxelles Lambert SA	1,544	104,806
KBC GROEP NV	3,112	65,811
Mobistar SA	573	19,624
Solvay SA	1,132	111,764
Telenet Group Holding NV	1,033	45,202
UCB SA	2,019	101,990
Umicore SA	2,161	99,914

		2,025,886

Denmark (1.10%)
A P Moller-Maersk A/S Class A	10	62,244
A P Moller-Maersk A/S Class B	24	157,381
Carlsberg A/S Class B	1,989	156,997
Coloplast A/S Class B	423	76,059
Danske Bank A/S (b)	12,124	168,577

See accompanying notes to financial statements.	53

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
DSV A/S	3,748	$74,315
Novo Nordisk A/S Class B	7,584	1,099,959
Novozymes A/S B Shares	4,305	111,635
TDC A/S	9,435	65,570
Tryg A/S	462	25,971
William Demant Holding A/S (b)	420	37,753

		2,036,461

Finland (0.70%)
Elisa OYJ	2,608	52,518
Fortum OYJ	8,330	158,190
Kesko OYJ	1,244	32,520
Kone Corp. OYJ Class B	2,897	174,959
Metso OYJ	2,422	83,508
Neste Oil OYJ	2,575	28,976
Nokia OYJ	69,779	142,349
Nokian Renkaat OYJ	2,041	77,532
Orion OYJ Class B	1,774	33,601
Pohjola Bank PLC	2,708	31,602
Sampo OYJ A Shares	7,907	205,146
Stora Enso OYJ R Shares	10,571	65,081
UPM-Kymmene OYJ	9,966	112,741
Wartsila OYJ Class B	3,097	101,464

		1,300,187

France (8.72%)
Accor SA	2,698	84,548
Aeroports de Paris (ADP)	540	40,844
Air Liquide SA	5,824	665,849
Alcatel-Lucent (b)	44,310	72,929
Alstom SA	3,816	120,732
Arkema	1,142	74,879
AtoS	891	53,284
AXA SA	32,427	433,507
BNP Paribas SA	17,990	693,599
Bouygues SA	3,542	95,045
Bureau Veritas SA	1,044	92,875
Cap Gemini SA	2,819	103,755
Carrefour SA	10,875	200,811
Casino Guichard Perrachon SA	1,043	91,678
Christian Dior SA	1,008	138,627
Cie Generale des Etablissements Michelin Class B	3,498	228,861
CNP Assurances (b)	2,609	31,866
Compagnie de Saint-Gobain	7,551	279,003
Compagnie Generale de Geophysique-Veritas (b)	2,499	64,636
Credit Agricole SA (b)	18,649	82,288
DANONE SA	10,739	667,392
Dassault Systemes SA	1,150	107,895
Edenred	2,913	82,582
Electricite de France	4,463	99,300
Essilor International SA	3,787	351,811
Eurazeo	625	24,067
European Aeronautic Defence and Space Co. NV	7,644	271,291

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Eutelsat Communications	2,468	$75,920
Fonciere des Regions	457	32,858
France Telecom SA	34,497	453,580
GDF Suez	23,020	548,977
Gecina SA	421	37,531
Gemalto NV	1,462	105,006
Groupe Eurotunnel SA	10,072	81,868
ICADE	451	34,109
Iliad SA	418	60,528
Imerys SA	652	33,239
JC Decaux SA	1,333	29,396
Klepierre	1,752	57,577
Lafarge SA	3,431	153,222
Lagardere SCA	2,130	59,456
Legrand SA	4,225	143,398
L’Oreal SA	4,487	525,003
LVMH Moet Hennessy Louis Vuitton SA	4,743	721,836
Natixis	17,894	48,200
Pernod Ricard SA	3,935	420,778
Peugeot SA (b)	4,471	44,093
PPR SA	1,415	201,682
Publicis Groupe	2,703	123,618
Remy Cointreau SA	411	45,155
Renault SA	3,537	141,241
Rexel SA	1,939	33,120
Safran SA	4,240	157,458
Sanofi	22,421	1,697,287
Schneider Electric SA	9,659	536,883
SCOR SE	3,043	73,770
SES FDR	5,276	124,744
Societe BIC SA	554	57,228
Societe Generale (b)	12,968	304,094
Sodexo	1,741	135,559
STMicroelectronics NV	11,700	63,667
Suez Environnement Co.	5,216	56,085
Technip SA	1,850	192,799
Thales SA	1,647	54,415
Total SA	39,473	1,776,635
Unibail-Rodamco SE	1,729	318,499
Vallourec SA	1,900	77,636
Veolia Environnement	6,230	78,891
Vinci SA	8,495	397,014
Vivendi	23,998	445,904
Wendel	630	46,651
Zodiac Aerospace	632	64,290

		16,124,854

Germany (7.26%)
Adidas AG	3,928	281,551
Allianz SE Reg.	8,485	853,462
Axel Springer AG	771	33,125
BASF SE	17,049	1,185,492
Bayer AG	15,442	1,112,739
Bayerische Motoren Werke (BMW) AG	6,173	446,727
Beiersdorf AG	1,865	120,903
Brenntag AG	851	94,178

54	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Celesio AG	1,666	$27,270
Commerzbank AG (b)	65,911	111,946
Continental AG	1,476	123,040
Daimler AG Registered Shares	16,894	759,206
Deutsche Bank AG Reg.	17,261	623,005
Deutsche Boerse AG	3,621	195,357
Deutsche Lufthansa AG Reg.	4,325	50,000
Deutsche Post AG	15,704	277,858
Deutsche Telekom AG	52,408	574,362
E.On AG	33,628	726,671
Fraport AG	731	39,360
Fresenius Medical Care AG & Co. KGaA	3,888	274,602
Fresenius SE & Co. KGaA	2,299	238,033
GEA Group AG	3,221	85,849
Hannover Rueckversicherung AG Reg.	1,095	65,227
HeidelbergCement AG	2,594	124,536
Henkel AG & Co. KGaA	2,455	136,232
Hochtief AG (b)	534	25,885
Hugo Boss AG	368	36,459
Infineon Technologies AG	20,159	136,440
K+S AG Reg.	3,214	147,140
Kabel Deutschland Holding AG (b)	1,725	107,502
Lanxess AG	1,532	96,952
Linde AG	3,165	492,919
MAN AG	770	78,752
Merck KGaA	1,202	120,039
Metro AG	2,423	70,655
Muenchener Rueckversicherungs Gesellschaft AG Reg.	3,344	471,852
QIAGEN NV (b)	4,488	75,149
RWE AG	9,109	372,508
Salzgitter AG	753	30,997
SAP AG	17,192	1,018,031
Siemens AG Reg.	15,269	1,283,009
Suedzucker AG	1,221	43,316
ThyssenKrupp AG	7,186	117,057
United Internet AG Reg.	1,933	33,230
Volkswagen AG	549	82,961
Wacker Chemie AG	301	20,736

		13,422,320

Greece (0.05%)
Coca-Cola Hellenic Bottling Co. SA (b)	3,442	60,954
OPAP SA	4,278	26,776

		87,730

Hong Kong (2.92%)
AIA Group Ltd.	190,571	658,243
ASM Pacific Technology Ltd.	3,600	46,017
Bank of East Asia Ltd.	25,116	90,524
BOC Hong Kong Holdings Ltd.	69,000	212,413
Cathay Pacific Airways Ltd.	23,494	38,089
Cheung Kong Holdings Ltd.	25,364	313,151

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Cheung Kong Infrastructure Holdings Ltd.	9,175	$55,544
CLP Holdings Ltd.	33,505	284,754
First Pacific Company Ltd.	39,425	40,996
Foxconn International Holdings Ltd. (b)	42,000	15,343
Galaxy Entertainment Group Ltd. (b)	26,880	67,556
Hang Lung Group Ltd.	16,000	98,931
Hang Lung Properties Ltd.	42,000	143,666
Hang Seng Bank Ltd.	14,343	197,187
Henderson Land Development Co. Ltd.	16,881	93,849
Hong Kong & China Gas Co. Ltd.	97,348	206,796
Hong Kong Exchanges & Clearing Ltd.	19,300	277,703
Hopewell Holdings Ltd.	10,500	30,059
Hutchison Whampoa Ltd.	39,700	344,354
Hysan Development Co. Ltd.	11,856	45,193
Kerry Properties Ltd.	13,657	58,768
Li & Fung Ltd.	105,240	203,496
Lifestyle International Holdings Ltd.	10,500	23,137
Link REIT, The	42,007	172,181
MGM China Holdings Ltd.	17,454	26,763
MTR Corporation Ltd.	26,688	91,616
New World Development Co. Ltd.	69,357	81,727
NWS Holdings Ltd.	26,385	38,590
Orient Overseas International Ltd.	4,400	21,580
PCCW Ltd.	81,000	29,873
Power Assets Holdings Ltd.	25,982	194,974
Sands China Ltd.	44,853	144,293
Shangri-La Asia Ltd.	26,283	50,485
Sino Land Co. Ltd.	52,479	79,688
SJM Holdings Ltd.	35,022	65,439
Sun Hung Kai Properties Ltd.	28,656	340,689
Swire Pacific Ltd. Class A	12,821	149,119
Wharf Holdings Ltd.	28,700	159,599
Wheelock and Co. Ltd.	18,000	68,397
Wing Hang Bank Ltd.	3,252	31,621
Wynn Macau Ltd.	29,936	70,797
Yue Yuen Industrial Holdings Ltd.	14,000	44,017

		5,407,217

Ireland (0.29%)
CRH PLC (Dublin)	13,370	256,144
Elan Corp. PLC (b)	9,346	137,064
Kerry Group PLC Class A (Dublin)	2,652	116,262
Ryanair Holdings PLC (b)	3,431	17,399

		526,869

Israel (0.57%)
Bank Hapoalim B.M.	20,381	62,857
Bank Leumi Le-Israel (b)	21,485	52,489
Bezeq The Israeli Telecommunication Corporation Ltd.	33,862	36,028
Delek Group Ltd.	78	11,614
Elbit Systems Ltd.	455	15,667
Israel Chemicals Ltd.	8,329	92,155

See accompanying notes to financial statements.	55

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Israel (Cont.)
Israel Corporation Ltd., The	45	$25,448
Mizrahi Tefahot Bank Ltd. (b)	2,374	18,522
NICE Systems Ltd. (b)	1,063	38,925
Teva Pharmaceutical Industries Ltd.	17,555	691,974

		1,045,679

Italy (2.10%)
Assicurazioni Generali SpA	21,691	294,104
Atlantia SpA	6,019	76,824
Autogrill SpA	2,144	19,453
Banca Monte Dei Paschi di Siena SpA (b)	94,830	23,642
Banco Popolare Societa Cooperativa (b)	33,734	45,294
Enel Green Power SpA	33,575	53,205
Enel SpA	122,604	395,871
Eni SpA	44,884	953,567
EXOR SpA	1,287	27,668
Fiat Industrial SpA	15,877	156,278
Fiat SpA (b)	16,078	81,062
Finmeccanica SpA (b)	7,705	31,154
Intesa Sanpaolo	189,063	269,083
Intesa Sanpaolo RSP	18,229	20,755
Luxottica Group SpA	2,135	74,551
Mediaset SpA	14,001	24,521
Mediobanca SpA	9,887	43,602
Pirelli & C. SpA	4,188	44,170
Prysmian SpA	3,927	58,575
Saipem SpA	4,935	219,777
Snam SpA	29,757	133,315
Telecom Italia RNC SpA	111,414	90,286
Telecom Italia SpA	173,646	171,587
Tenaris SA	8,786	154,510
Terna - Rete Elettrica Nationale SpA	22,983	83,050
UBI Banca - Unione di Banche Italiane ScpA	14,865	48,567
UniCredit SpA (b)	76,167	288,795

		3,883,266

Japan (21.24%)
ABC-Mart Inc.	500	18,708
Advantest Corp.	2,800	43,771
Aeon Co. Ltd.	11,400	142,079
Aeon Credit Service Co. Ltd.	1,400	25,970
Aeon Mall Co. Ltd.	1,400	29,832
Air Water Inc.	2,769	33,574
Aisin Seiki Co. Ltd.	3,500	116,998
Ajinomoto Co. Inc.	12,000	167,011
Alfresa Holdings Corp.	700	37,186
All Nippon Airways Co. Ltd.	15,000	42,492
Amada Co. Ltd.	7,000	41,418
Aozora Bank Ltd.	11,000	26,195
Asahi Glass Co. Ltd.	19,000	128,178
Asahi Group Holdings Ltd.	7,300	156,836
Asahi Kasei Corp.	23,000	124,674
ASICS Corp.	3,000	38,057

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Astellas Pharma Inc.	8,298	$362,114
Bank of Kyoto Ltd., The	6,000	45,461
Bank of Yokohama Ltd., The	23,000	108,747
Benesse Holdings Inc.	1,300	58,205
Bridgestone Corp.	12,100	277,866
Brother Industries Ltd.	4,300	49,231
Canon Inc.	21,000	838,121
Casio Computer Co. Ltd.	4,800	31,474
Central Japan Railway Co.	28	220,524
Chiba Bank Ltd., The	14,000	84,093
Chiyoda Corp.	3,077	37,700
Chubu Electric Power Co. Inc.	11,900	192,966
Chugai Pharmaceutical Co. Ltd.	4,300	81,516
Chugoku Bank Ltd., The	3,000	39,096
Chugoku Electric Power Company Inc., The	5,500	90,710
Citizen Holdings Co. Ltd.	4,800	28,151
Coca-Cola West Co. Ltd.	1,299	22,650
Cosmo Oil Co. Ltd.	11,000	27,998
Credit Saison Co. Ltd.	2,800	62,255
Dai Nippon Printing Co. Ltd.	10,000	78,340
Daicel Chemical Industries Ltd.	5,000	30,758
Daido Steel Co. Ltd.	5,000	31,158
Daihatsu Motor Co. Ltd.	3,000	52,522
Dai-ichi Life Insurance Company Ltd.	157	181,828
Daiichi Sankyo Co. Ltd.	12,540	211,448
Daikin Industries Ltd.	4,400	123,914
Dainippon Sumitomo Pharma Co. Ltd.	3,000	30,652
Daito Trust Construction Co. Ltd.	1,400	132,709
Daiwa House Industry Co. Ltd.	9,000	127,664
Daiwa Securities Group Inc.	30,000	113,062
DeNA Co. Ltd.	1,900	50,011
Denki Kagaku Kogyo KK	9,000	31,461
Denso Corp.	9,100	310,956
Dentsu Inc.	3,316	98,289
East Japan Railway Co.	6,313	396,401
Eisai Co. Ltd.	4,700	205,817
Electric Power Development Co. Ltd.	2,100	55,186
FamilyMart Co. Ltd.	1,100	50,346
Fanuc Corp.	3,500	575,334
Fast Retailing Co. Ltd.	1,000	200,092
Fuji Electric Co. Ltd.	10,000	24,394
Fuji Heavy Industries Ltd.	11,000	89,123
FUJIFILM Holdings Corp.	8,700	164,832
Fujitsu Ltd.	35,000	167,500
Fukuoka Financial Group Inc.	15,000	58,574
Furukawa Electric Co. Ltd.	12,000	28,383
Gree Inc. (b)	1,779	35,389
GS Yuasa Corp.	6,000	27,432
Gunma Bank Ltd.	7,000	33,119
Hachijuni Bank Ltd., The	7,549	39,241
Hakuhodo DY Holdings Inc.	400	26,544
Hamamatsu Photonics K.K.	1,293	43,866
Hankyu Hanshin Holdings Inc.	21,000	106,050
Hino Motors Ltd.	5,000	36,189
Hirose Electric Co. Ltd.	600	59,394

56	See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hisamitsu Pharmaceutical Co. Inc.	1,200	$59,057
Hitachi Chemical Co. Ltd.	1,900	29,933
Hitachi Construction Machinery Co. Ltd.	2,100	39,661
Hitachi High-Technologies Corp.	1,200	29,549
Hitachi Ltd.	84,000	517,931
Hitachi Metals Ltd.	3,000	35,802
Hokkaido Electric Power Co. Inc.	3,300	42,649
Hokuriku Electric Power Co.	3,100	48,273
Honda Motor Co. Ltd.	30,400	1,060,824
Hoya Corp.	8,100	178,443
Hulic Company Ltd. (b)	4,400	24,199
Ibiden Co. Ltd.	2,300	41,663
Idemitsu Kosan Co. Ltd.	400	35,881
IHI Corp.	25,000	53,475
INPEX Corp.	41	230,276
Isetan Mitsukoshi Holdings Ltd.	6,340	67,358
Isuzu Motors Ltd.	22,000	117,840
Itochu Corp.	28,000	294,298
Itochu Techno-Solutions Corp.	500	24,132
Iyo Bank Ltd., The	5,000	39,929
J. Front Retailing Co. Ltd.	8,600	43,228
Japan Petroleum Exploration Co.	500	19,037
Japan Prime Realty Investment Corp.	13	36,592
Japan Real Estate Investment Corp.	10	91,688
Japan Retail Fund Investment Corp.	35	55,519
Japan Steel Works Ltd., The	6,000	33,127
Japan Tobacco Inc.	16,800	497,711
JFE Holdings Inc.	8,500	142,265
JGC Corp.	4,000	115,965
Joyo Bank Ltd., The	12,000	54,603
JS Group Corp.	5,100	107,631
JSR Corp.	3,300	57,260
JTEKT Corp.	4,300	44,521
Jupiter Telecommunications Co. Ltd.	33	33,695
JX Holdings Inc.	42,300	218,015
Kajima Corp.	15,000	44,039
Kamigumi Co. Ltd.	4,000	31,820
Kaneka Corp.	5,000	27,652
Kansai Electric Power Company Inc., The	14,100	169,094
Kansai Paint Co. Ltd.	4,000	42,863
Kao Corp.	9,800	270,268
Kawasaki Heavy Industries Ltd.	27,000	74,046
Kawasaki Kisen Kaisha Ltd. (b)	13,000	25,822
KDDI Corp.	50	322,545
Keikyu Corp.	9,000	81,885
Keio Corp.	11,000	79,728
Keisei Electric Railway Co. Ltd.	5,000	42,238
Keyence Corp.	870	215,215
Kikkoman Corp.	3,000	37,084
Kinden Corp.	2,000	13,099
Kintetsu Corp.	31,000	123,597
Kirin Holdings Co. Ltd.	16,000	188,577
Kobe Steel Ltd.	48,000	57,742
Koito Manufacturing Company Ltd.	1,924	26,959
Komatsu Ltd.	17,300	412,974

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Konami Corp.	1,700	$38,520
Konica Minolta Holdings Inc.	9,000	70,902
Kubota Corp.	20,000	184,828
Kuraray Co. Ltd.	6,600	85,532
Kurita Water Industries Ltd.	2,200	50,888
Kyocera Corp.	2,800	242,312
Kyowa Hakko Kirin Co. Ltd.	5,000	51,496
Kyushu Electric Power Co. Inc.	7,500	88,975
Lawson Inc.	1,100	76,925
Mabuchi Motor Co. Ltd.	500	19,931
Makita Corp.	2,100	73,667
Marubeni Corp.	31,000	206,550
Marui Group Co. Ltd.	4,400	33,653
Maruichi Steel Tube Ltd.	1,000	21,524
Mazda Motor Corp. (b)	48,000	65,364
McDonald’s Holdings Company Ltd. (Japan)	1,300	36,590
MEDIPAL HOLDINGS CORP.	2,900	41,079
MEIJI Holdings Company Ltd.	1,068	49,043
Miraca Holdings Inc.	1,090	45,255
Mitsubishi Chemical Holdings Corp.	25,000	110,207
Mitsubishi Corp.	26,000	525,571
Mitsubishi Electric Corp.	36,000	301,193
Mitsubishi Estate Co. Ltd.	23,000	412,638
Mitsubishi Gas Chemical Co. Inc.	7,000	39,795
Mitsubishi Heavy Industries Ltd.	57,000	231,714
Mitsubishi Logistics Corp.	2,000	21,147
Mitsubishi Materials Corp.	21,000	60,898
Mitsubishi Motors Corp. (b)	71,968	72,572
Mitsubishi Tanabe Pharma Corp.	4,300	61,832
Mitsubishi UFJ Financial Group Inc.	238,000	1,140,228
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,050	43,675
Mitsui & Co. Ltd.	32,400	481,459
Mitsui Chemicals Inc.	15,000	37,563
Mitsui Fudosan Co. Ltd.	15,000	291,043
Mitsui OSK Lines Ltd.	21,000	75,702
Mitsui Sumitomo Insurance Group Holdings Inc.	9,300	162,706
Mizuho Financial Group Inc.	425,929	719,498
Murata Manufacturing Co. Ltd.	3,800	199,882
Nabtesco Corp.	1,745	38,921
Namco Bandai Holdings Inc.	3,200	43,884
NEC Corp. (b)	49,000	76,244
Nexon Co. Ltd. (b)	2,000	39,153
NGK Insulators Ltd.	5,000	55,368
NGK Spark Plug Co. Ltd.	3,000	39,625
NHK Spring Co. Ltd.	3,000	32,396
Nidec Corp.	2,000	152,068
Nikon Corp.	6,300	191,777
Nintendo Co. Ltd.	2,000	233,562
Nippon Building Fund Inc.	11	106,355
Nippon Electric Glass Co. Ltd.	7,500	44,794
Nippon Express Co. Ltd.	16,000	66,070
Nippon Meat Packers Inc.	3,000	39,710
Nippon Paper Group Inc.	1,800	28,576
Nippon Steel Corp.	96,000	217,744

See accompanying notes to financial statements.	57

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Telegraph & Telephone Corp.	8,213	$382,976
Nippon Yusen Kabushiki Kaish	29,000	76,700
Nishi-Nippon City Bank Ltd., The	12,000	29,135
Nissan Motor Co. Ltd.	46,400	440,602
Nisshin Seifun Group Inc.	3,300	38,634
Nisshin Steel Co. Ltd.	12,000	16,843
Nissin Foods Holdings Co. Ltd.	1,100	41,830
Nitori Holdings Co. Ltd.	600	56,735
Nitto Denko Corp.	3,100	132,819
NKSJ Holdings Inc.	6,900	146,886
NOK Corp.	2,000	42,702
Nomura Holdings Inc.	67,700	253,099
Nomura Real Estate Holdings Inc.	1,800	32,962
Nomura Real Estate Office Fund Inc.	5	28,206
Nomura Research Institute Ltd.	2,000	44,011
NSK Ltd.	8,000	51,836
NTN Corp.	9,000	28,331
NTT Data Corp.	23	70,593
NTT DoCoMo Inc.	286	475,901
NTT Urban Development Corp.	23	18,608
Obayashi Corp.	12,000	52,696
Odakyu Electric Railway Co. Ltd.	12,000	119,308
Oji Paper Co. Ltd.	16,000	61,304
Olympus Corp. (b)	4,100	66,439
Omron Corp.	3,800	80,528
Ono Pharmaceutical Co. Ltd.	1,500	94,259
Oracle Corp. Japan	700	30,130
Oriental Land Co. Ltd.	900	102,909
Orix Corp.	1,960	182,664
Osaka Gas Co. Ltd.	35,000	146,640
OTSUKA Corp.	300	25,540
Otsuka Holdings Co. Ltd.	6,631	203,540
Panasonic Corp.	41,100	335,985
Rakuten Inc.	13,600	140,606
Resona Holdings Inc.	35,495	146,224
Ricoh Co. Ltd.	12,000	101,275
RINNAI Corp.	600	41,401
Rohm Co. Ltd.	1,800	69,362
Sankyo Co. Ltd.	1,000	48,799
Sanrio Co. Ltd.	800	29,167
Santen Pharmaceutical Co. Ltd.	1,400	57,533
SBI Holdings Inc.	400	29,723
Secom Co. Ltd.	3,900	178,851
Sega Sammy Holdings Inc.	3,926	79,861
Seiko Epson Corp.	2,600	26,385
Sekisui Chemical Co. Ltd.	8,000	74,326
Sekisui House Ltd.	10,000	94,420
Seven & I Holdings Co. Ltd.	14,080	424,446
Seven Bank Ltd.	11,000	28,248
Sharp Corp.	19,000	96,804
Shikoku Electric Power Co. Inc.	3,100	65,898
Shimadzu Corp.	4,000	34,612
Shimamura Co. Ltd.	400	46,222
Shimano Inc.	1,400	91,788
Shimizu Corp.	11,000	38,163
Shin-Etsu Chemical Co. Ltd.	7,700	424,024

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Shinsei Bank Ltd.	26,000	$31,632
Shionogi & Co. Ltd.	5,700	77,502
Shiseido Co. Ltd.	6,700	105,723
Shizuoka Bank Ltd., The	10,000	102,892
Showa Denko K.K.	28,000	54,399
Showa Shell Sekiyu K.K.	3,400	20,872
SMC Corp.	1,000	173,378
Softbank Corp.	16,400	610,468
Sojitz Corp.	22,100	36,566
Sony Corp.	18,700	267,396
Sony Financial Holdings Inc.	3,200	52,224
Square Enix Holdings Co. Ltd.	1,200	18,901
Stanley Electric Co. Ltd.	2,800	43,483
SUMCO Corp. (b)	2,300	20,922
Sumitomo Chemical Co. Ltd.	27,000	82,994
Sumitomo Corp.	21,200	296,626
Sumitomo Electric Industries Ltd.	14,300	178,191
Sumitomo Heavy Industries Ltd.	10,000	45,030
Sumitomo Metal Industries Ltd.	64,000	105,575
Sumitomo Metal Mining Co. Ltd.	10,000	112,691
Sumitomo Mitsui Financial Group Inc.	25,089	828,813
Sumitomo Mitsui Trust Holdings Inc.	58,000	173,340
Sumitomo Realty & Development Co. Ltd.	7,000	172,175
Sumitomo Rubber Industries Ltd.	3,100	40,377
Suruga Bank Ltd.	3,000	30,727
Suzuken Co. Ltd.	1,280	43,208
Suzuki Motor Corp.	6,598	135,476
Sysmex Corp.	1,400	55,367
T&D Holdings Inc.	10,700	113,986
TAIHEIYO CEMENT CORP.	20,000	45,925
Taisei Corp.	19,000	50,926
Taisho Pharmaceutical Holdings Co. Ltd.	700	59,197
Taiyo Nippon Sanso Corp.	5,000	29,214
Takashimaya Co. Ltd.	5,000	38,430
Takeda Pharmaceutical Co. Ltd.	14,600	662,867
TDK Corp.	2,300	93,629
Teijin Ltd.	18,000	54,795
Terumo Corp.	2,800	115,071
THK Co. Ltd.	2,200	41,591
Tobu Railway Co. Ltd.	19,000	99,890
Toho Co. Ltd.	2,200	38,060
Toho Gas Co. Ltd.	8,000	49,650
Tohoku Electric Power Co. Inc. (b)	8,400	84,401
Tokio Marine Holdings Inc.	13,500	338,757
Tokyo Electric Power Company Inc. (b)	26,900	52,067
Tokyo Electron Ltd.	3,200	150,064
Tokyo Gas Co. Ltd.	46,000	235,107
Tokyu Corp.	21,000	98,853
Tokyu Land Corp.	8,000	39,710
TonenGeneral Sekiyu KK	5,000	44,458
Toppan Printing Co. Ltd.	10,000	66,798
Toray Industries Inc.	27,000	184,110
Toshiba Corp.	75,000	285,477

58	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Tosoh Corp.	10,000	$27,272
Toto Ltd.	5,000	37,282
Toyo Seikan Kaisha Ltd.	2,800	33,981
Toyo Suisan Kaisha Ltd.	2,000	53,334
Toyoda Gosei Co. Ltd.	1,200	27,664
Toyota Boshoku Corp.	1,400	17,014
Toyota Industries Corp.	2,900	83,146
Toyota Motor Corp.	51,300	2,070,581
Toyota Tsusho Corp.	3,900	74,551
Trend Micro Inc.	2,000	58,921
Tsumura & Co.	1,100	29,131
UBE Industries Ltd.	19,000	44,194
Unicharm Corp.	2,100	119,535
Ushio Inc.	2,000	24,789
USS Co. Ltd.	420	45,319
West Japan Railway Co.	3,200	131,642
Yahoo Japan Corp.	272	88,063
Yakult Honsha Co. Ltd.	1,800	70,490
Yamada Denki Co. Ltd.	1,550	79,357
Yamaguchi Financial Group Inc.	4,000	35,277
Yamaha Corp.	2,900	29,843
Yamaha Motor Co. Ltd.	5,400	51,708
Yamato Holdings Co. Ltd.	6,900	111,102
Yamato Kogyo Co. Ltd.	800	22,279
Yamazaki Baking Co. Ltd.	2,000	26,191
Yaskawa Electric Corp.	4,000	30,475
Yokogawa Electric Corp.	4,200	43,421

		39,283,748

Netherlands (2.50%)
Aegon NV	31,865	147,777
Akzo Nobel NV	4,305	202,613
ArcelorMittal	17,225	263,534
ASML Holding NV	7,796	400,372
Corio NV	1,179	51,908
D.E Master Blenders 1753 NV (b)	8,806	99,293
Delta Lloyd NV	1,937	26,937
Fugro NV	1,297	78,675
Heineken Holding NV	1,893	84,789
Heineken NV	4,300	224,230
ING Groep NV (b)	71,332	478,217
Koninklijke Ahold NV	19,462	241,082
Koninklijke Boskalis Westminster NV CVA	1,279	42,204
Koninklijke DSM NV	2,876	141,785
Koninklijke KPN NV	26,593	254,282
Koninklijke Philips Electronics NV	18,920	372,831
Koninklijke Vopak NV	1,299	83,320
Randstad Holding NV	2,287	67,436
Reed Elsevier NV	13,033	148,686
SBM Offshore NV (b)	3,176	44,014
TNT Express NV	6,074	71,251
Unilever NV CVA	30,323	1,012,953
Wolters Kluwer - CVA	5,648	89,801

		4,627,990

	Shares	Value
Common Stocks (Cont.)
New Zealand (0.12%)
Auckland International Airport Ltd.	18,043	$35,387
Contact Energy Ltd. (b)	6,702	25,931
Fletcher Building Ltd.	12,554	59,421
SKYCITY Entertainment Group Ltd.	10,408	28,433
Telecom Corp. of New Zealand Ltd.	36,499	69,498

		218,670

Norway (0.90%)
Aker Solutions ASA	3,204	45,463
DnB NOR ASA	18,208	181,051
Gjensidige Forsikring Asa	3,900	45,439
Norsk Hydro ASA	17,016	76,737
Orkla ASA	14,531	105,450
Seadrill Ltd.	6,522	232,610
Statoil ASA	20,859	497,456
Subsea 7 SA	5,235	103,601
Telenor ASA	13,466	225,129
Veripos Inc. (b) (c)	524	165
Yara International ASA	3,486	152,553

		1,665,654

Portugal (0.15%)
Banco Espirito Santo SA Reg. (b)	28,415	19,428
Energias de Portugal SA	35,503	83,986
Galp Energia SGPS SA B Shares	4,232	53,653
Jeronimo Martins SGPS SA	4,129	69,808
Portugal Telecom SGPS SA	12,356	54,115

		280,990

Singapore (1.82%)
Ascendas Real Estate Investment Trust	34,000	58,002
Capitaland Ltd.	47,000	101,339
Capitamall Trust	41,000	62,102
CapitaMalls Asia Ltd.	26,807	33,438
City Developments Ltd.	9,000	80,225
Comfortdelgro Corp. Ltd.	36,000	44,085
Cosco Corp. Singapore Ltd.	19,000	14,923
DBS Group Holdings Ltd.	33,791	373,245
Fraser and Neave Ltd.	16,894	94,070
Genting Singapore PLC	114,000	128,066
Global Logistic Properties Ltd. (b)	35,726	59,475
Golden Agri-Resources Ltd.	125,330	66,935
Hutchison Port Holdings Trust	100,000	71,481
Jardine Cycle & Carriage Ltd.	1,863	68,663
Keppel Corp. Ltd.	26,400	216,282
Keppel Land Ltd.	14,101	36,287
Neptune Orient Lines Ltd. (b)	17,000	15,002
Noble Group Ltd.	72,800	65,049
Olam International Ltd.	27,798	40,261
Oversea-Chinese Banking Corporation Ltd.	47,797	334,239
Sembcorp Industries Ltd.	18,220	74,576
Sembcorp Marine Ltd.	15,800	60,311

See accompanying notes to financial statements.	59

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Singapore Airlines Ltd.	10,267	$84,662
Singapore Exchange Ltd.	16,000	80,381
Singapore Press Holdings Ltd.	28,000	86,496
Singapore Technologies Engineering Ltd.	29,000	71,493
Singapore Telecommunications Ltd.	149,450	391,374
StarHub Ltd.	12,000	32,525
United Overseas Bank Ltd.	23,881	354,622
UOL Group Ltd.	8,639	33,864
Wilmar International Ltd.	36,000	103,801
Yangzijiang Shipbuilding Holdings Ltd.	36,548	29,310

		3,366,584

Spain (2.62%)
Abertis Infraestructuras SA	6,576	88,872
Abertis Infraestructuras SA Interim Shares (b) (c)	328	4,419
Acciona SA	474	28,335
Acerinox SA	1,980	22,190
ACS Actividades de Construccion y Servicios SA	2,567	54,987
Amadeus IT Holding SA A Shares	5,884	124,658
Banco Bilbao Vizcaya Argentaria SA	88,068	628,925
Banco de Sabadell SA	40,172	78,015
Banco Popular Espanol SA	19,541	44,200
Banco Santander SA (Madrid)	174,107	1,151,762
Bankia Sa (b)	14,531	17,003
CaixaBank	14,181	46,171
CaixaBank Rights (b)	322	1,044
Distribuidora Internacional de Alimentacion SA (b)	11,086	52,123
Enagas SA	3,355	61,216
Ferrovial SA	7,510	84,695
Gas Natural SDG SA	6,780	87,053
Grifols SA (b)	2,289	57,990
Grifols SA Class B (b)	247	4,682
Iberdrola SA	72,093	340,367
Industria de Diseno Textil SA	4,076	421,316
International Consolidated Airlines Group SA (b)	17,929	44,984
Mapfre SA	14,174	28,835
Red Electrica Corporacion SA	2,041	89,080
Repsol YPF SA	14,823	238,281
Repsol YPF SA Rights (b)	14,823	10,392
Telefonica SA	76,674	1,009,293
Zardoya Otis SA	2,723	30,271
Zardoya Otis SA Rights (b)	2,723	1,471

		4,852,630

Sweden (3.03%)
Alfa Laval AB	6,241	106,938
Assa Abloy AB Class B	5,995	167,417
Atlas Copco AB Class A	12,529	269,634
Atlas Copco AB Class B	7,269	138,512
Boliden AB	5,049	70,453
Electrolux AB Series B	4,525	90,049

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Elekta AB B Shares	1,668	$76,220
Getinge AB B Shares	3,687	91,491
Hennes & Mauritz AB (H&M) B Shares	17,436	625,846
Hexagon AB B Shares	4,256	73,054
Holmen AB Class B	962	26,193
Husqvarna AB B Shares	8,301	39,152
Industrivarden AB C Shares	2,307	29,723
Investment AB Kinnevik B Shares	3,925	78,784
Investor AB B Shares	8,497	162,235
Lundin Petroleum AB (b)	4,181	78,270
Millicom International Cellular SA SDR	1,137	107,305
Modern Times Group B Shares	896	41,472
Nordea Bank AB	49,113	423,253
Ratos AB B Shares	3,562	33,823
Sandvik AB	18,761	240,604
Scania AB Class B	5,897	101,058
Securitas AB Class B	5,922	46,047
Skandinaviska Enskilda Banken AB Class A	26,151	169,837
Skanska AB Class B	7,370	112,942
SKF AB B Shares	7,282	143,543
SSAB Svenskt Stal AB Series A	3,017	25,076
Svenska Cellulosa AB B Shares	10,773	161,632
Svenska Handelsbanken AB A Shares	9,178	301,734
Swedbank AB - A Shares	15,082	237,601
Swedish Match AB	4,007	161,504
Tele2 AB Class B	5,918	91,696
Telefonaktiebolaget LM Ericsson B Shares	56,197	514,186
TeliaSonera AB	40,751	260,347
Volvo AB B Shares	26,002	297,294

		5,594,925

Switzerland (8.24%)
ABB Ltd. Reg. (b)	40,874	667,399
Actelion Ltd. Reg. (b)	2,113	86,912
Adecco SA Reg. (b)	2,435	108,284
Aryzta AG (b)	1,552	77,250
Baloise Holding AG Reg.	894	59,063
Banque Cantonale Vaudoise (BCV) Reg.	57	30,208
Barry Callebaut AG Reg. (b)	34	30,932
Compagnie Financiere Richemont SA Class A	9,736	534,601
Credit Suisse Group AG Reg. (b)	21,613	395,454
GAM Holding AG (b)	3,532	39,432
Geberit AG Reg. (b)	690	136,122
Givaudan SA Reg. (b)	154	151,146
Holcim Ltd. Reg. (b)	4,246	235,251
Julius Baer Group Ltd. (b)	3,851	139,624
Kuehne & Nagel International AG Reg.	1,002	106,155
Lindt & Spruengli AG (b)	16	49,448
Lindt & Spruengli AG Reg. (b)	2	73,448
Lonza Group AG Reg. (b)	914	38,027

60	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Nestle SA Reg.	61,441	$3,666,668
Novartis AG	42,806	2,393,340
Pargesa Holding SA	503	29,946
Partners Group Holding AG	245	43,574
Roche Holding AG	13,074	2,258,310
Schindler Holding AG	898	100,402
Schindler Holding AG Reg.	401	45,221
SGS SA Reg	102	191,247
Sika AG	37	71,448
Sonova Holding AG Reg. (b)	909	87,923
Straumann Holding AG Reg.	153	22,503
Sulzer AG Reg.	461	54,657
Swatch Group AG Reg., The	842	58,579
Swatch Group AG, The	579	228,845
Swiss Life Holding AG Reg. (b)	586	55,232
Swiss Prime Site AG Reg. (b)	943	78,657
Swiss Re Ag (b)	6,582	414,941
Swisscom AG	437	176,059
Syngenta AG Reg.	1,765	604,204
Transocean Ltd.	6,452	289,331
UBS AG Reg. (b)	67,809	793,513
Zurich Financial Services AG (b)	2,741	619,806

		15,243,162

United Kingdom (22.58%)
3i Group PLC	18,448	57,043
Aberdeen Asset Management PLC	15,540	63,294
Admiral Group PLC	3,937	73,442
Aggreko Plc	4,955	161,140
AMEC PLC	6,174	97,330
Anglo American PLC	24,704	811,906
Antofagasta PLC	7,341	125,574
ARM Holdings PLC	25,141	199,182
Associated British Foods PLC	6,686	134,531
AstraZeneca PLC	23,675	1,057,980
Aviva PLC	53,863	230,639
Babcock International Group PLC	6,564	87,914
BAE Systems PLC	59,555	270,000
Balfour Beatty PLC	13,210	61,768
Barclays PLC	215,978	551,878
BG Group PLC	63,365	1,297,175
BHP Billiton PLC	39,451	1,121,293
BP PLC	352,569	2,354,526
British American Tobacco PLC	36,605	1,860,998
British Land Co. PLC	15,497	124,092
British Sky Broadcasting Group PLC	21,154	230,619
BT Group PLC	144,874	480,044
Bunzl PLC	6,336	103,560
Burberry Group PLC	8,296	172,729
Capita PLC	11,695	120,173
Capital Shopping Centres Group PLC	10,742	54,267
Carnival PLC	3,381	115,598
Centrica PLC	96,603	483,011
Cobham PLC	20,495	74,666
Compass Group PLC	35,341	370,975
Croda International PLC	2,427	86,232

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Diageo PLC	46,395	$1,195,831
Eurasian Natural Resources Corp.	4,709	30,734
Evraz PLC	5,898	24,188
Experian PLC	18,694	263,738
Fresnillo PLC	3,335	76,391
G4S PLC	26,089	114,022
GKN PLC	29,781	84,434
GlaxoSmithKline PLC	93,800	2,130,576
Glencore International Plc	25,886	120,038
Hammerson PLC	13,360	92,787
HSBC Holdings PLC	334,568	2,948,160
ICAP PLC	10,458	55,357
IMI PLC	5,724	74,779
Imperial Tobacco Group PLC	18,592	716,317
Inmarsat PLC	8,616	66,492
InterContinental Hotels Group PLC	5,530	133,132
International Power PLC	28,557	186,725
Intertek Group PLC	3,014	126,274
Invensys PLC	15,644	54,523
Investec PLC	9,113	53,199
ITV PLC	67,564	81,299
J Sainsbury PLC	22,870	108,087
Johnson Matthey PLC	3,989	138,338
Kazakhmys PLC	3,909	44,320
Kingfisher PLC	44,430	200,425
Land Securities Group PLC	14,586	168,993
Legal & General Group PLC	109,703	219,326
Lloyds Banking Group PLC (b)	773,981	378,097
London Stock Exchange Group PLC	2,778	43,856
Lonmin PLC	2,935	35,703
Man Group PLC	36,033	43,116
Marks & Spencer Group PLC	29,379	149,822
Meggitt PLC	14,507	87,783
National Grid PLC	66,491	704,674
Next PLC	3,219	161,633
Old Mutual PLC	89,706	213,344
Pearson PLC	15,346	304,491
Petrofac Ltd.	4,847	105,797
Prudential PLC	47,538	551,204
Randgold Resources Ltd.	1,599	143,562
Reckitt Benckiser Group PLC	12,216	645,701
Reed Elsevier PLC	22,866	183,274
Resolution Ltd.	25,085	77,165
Rexam PLC	16,705	110,252
Rio Tinto PLC	24,903	1,183,482
Rolls-Royce Holdings PLC (b)	34,944	470,967
Royal Bank of Scotland Group PLC (b)	38,305	129,752
Royal Dutch Shell PLC Class A	68,143	2,295,939
Royal Dutch Shell PLC Class B	49,406	1,725,442
RSA Insurance Group PLC	64,711	109,853
SABMiller PLC	17,720	710,948
Sage Group PLC, The	25,250	109,895
Schroders PLC	2,153	45,129
SEGRO PLC	14,566	49,626
Serco Group PLC	9,463	79,471
Severn Trent PLC	4,494	116,498

See accompanying notes to financial statements.	61

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Shire PLC	10,595	$304,817
Smith & Nephew PLC	16,679	166,831
Smiths Group PLC	7,222	114,695
SSE PLC	17,291	377,212
Standard Chartered PLC	44,452	965,630
Standard Life PLC	43,988	161,059
Tate & Lyle PLC	8,795	89,321
Tesco PLC	149,782	727,914
Tui Travel PLC	9,731	25,870
Tullow Oil PLC	17,009	393,122
Unilever PLC	23,992	805,501
United Utilities Group PLC	12,767	135,243
Vedanta Resources PLC	2,224	31,878
Vodafone Group PLC	925,450	2,601,214
Weir Group PLC, The	3,929	94,413
Whitbread PLC	3,320	105,576
William Morrison Supermarkets PLC	43,619	182,012
Wolseley PLC	5,296	197,396
WPP PLC	23,351	283,461
Xstrata PLC	38,720	486,842

		41,758,547

Total Common Stocks
(cost $176,047,989)		178,987,051

Preferred Stocks (a) (0.49%)
Germany (0.49%)
Bayerische Moteren Werke (BMW) AG PFD	943	46,517
Henkel AG & Co. KGaA PFD	3,333	221,464
Porsche Automobil Holding SE PFD	2,847	141,620
ProSiebenSat.1 Media AG PFD	1,508	33,805
RWE AG-Non Voting PFD	765	28,407
Volkswagen AG PFD	2,699	427,597

		899,410

Total Preferred Stocks
(cost $553,984)		899,410

	Shares	Value
Short-term Investments (0.43%)
State Street Institutional U.S. Government Money Market Fund	805,659	$805,659

Total Short-term Investments
(cost $805,659)		805,659

TOTAL INVESTMENTS (97.71%)
(cost $177,407,632)		180,692,120
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (2.29%)		4,233,733

NET ASSETS (100.00%)		$184,925,853

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	At June 30, 2012, cash in the amount of $817,055 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

FDR - Fiduciary Depository Receipt

SDR - Swedish Depository Receipt

62	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

INTERNATIONAL INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$48,524,521	26.85
British Pound	41,758,547	23.11
Japanese Yen	39,283,748	21.74
Australian Dollar	15,741,293	8.71
Swiss Franc	15,243,162	8.44
Swedish Krona	5,594,925	3.10
Hong Kong Dollar	5,407,217	2.99
Singapore Dollar	3,295,103	1.82
Danish Krone	2,036,461	1.13
Norwegian Krone	1,665,654	0.92
Israeli Shekel	1,045,679	0.58
United States Dollar	877,140	0.49
New Zealand Dollar	218,670	0.12

Total Investments	$180,692,120	100.00%

INTERNATIONAL INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$40,609,510	21.97
Industrials	22,415,683	12.12
Consumer Staples	21,435,451	11.59
Consumer Discretionary	19,017,480	10.28
Health Care	18,121,097	9.80
Materials	17,260,373	9.33
Energy	15,006,846	8.12
Telecommunication Services	10,105,344	5.47
Information Technology	8,125,008	4.39
Utilities	7,789,669	4.21

Total Stocks	179,886,461	97.28
Short-term Investments	805,659	0.43
Cash and Other Assets, Net Liabilities	4,233,733	2.29

Net Assets	$184,925,853	100.00%

See accompanying notes to financial statements.	63

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

(Unaudited)

	Shares	Value
Registered Investment Companies (99.31%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	6,427,501	$75,458,866
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	18,513,355	114,967,934

Total Registered Investment Companies
(cost $203,155,658)		190,426,800

TOTAL INVESTMENTS (99.31%)
(cost $203,155,658)		190,426,800
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.69%)		1,320,646

NET ASSETS (100.00%)		$191,747,446

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

64	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (43.83%)
Aerospace/Defense (0.97%)
General Dynamics Corp.
4.250%, 05/15/2013	$1,000,000	$1,032,714
Northrop Grumman Corp.
3.700%, 08/01/2014	500,000	525,652
5.050%, 08/01/2019	500,000	576,916
Raytheon Co.
3.125%, 10/15/2020	1,500,000	1,574,260
Northrop Grumman Corp.
3.500%, 03/15/2021	500,000	528,414
Lockheed Martin Corp.
3.350%, 09/15/2021	2,000,000	2,067,218

		6,305,174

Agriculture, Foods, & Beverage (3.75%)
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	501,794
Bottling Group LLC
4.625%, 11/15/2012	500,000	507,308
Kellogg Co.
5.125%, 12/03/2012	500,000	509,344
Kraft Foods Inc.
6.000%, 02/11/2013	500,000	515,354
Pepsico Inc.
4.650%, 02/15/2013	500,000	512,843
HJ Heinz Co.
5.350%, 07/15/2013	1,000,000	1,048,050
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	542,994
Kellogg Co.
4.450%, 05/30/2016	1,000,000	1,106,558
Hershey Co.
5.450%, 09/01/2016	500,000	584,307
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,187,852
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	582,989
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,400,778
Kraft Foods Inc.
6.125%, 02/01/2018	500,000	599,158
Pepsico Inc.
7.900%, 11/01/2018	500,000	667,996
Coca-Cola Co., The
3.150%, 11/15/2020	1,000,000	1,071,385
Kellogg Co.
4.000%, 12/15/2020	1,000,000	1,100,738
Campbell Soup Co.
4.250%, 04/15/2021	2,000,000	2,265,826
Hormel Foods Corp.
4.125%, 04/15/2021	1,000,000	1,121,467
HJ Heinz Co.
3.125%, 09/12/2021	1,000,000	1,025,322
2.850%, 03/01/2022	2,000,000	2,004,922

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Pepsico Inc.
2.750%, 03/05/2022	$1,500,000	$1,513,966
Kellogg Co.
3.125%, 05/17/2022	2,000,000	2,033,164
Sysco Corp.
2.600%, 06/12/2022	1,000,000	996,515

		24,400,630

Automotive (0.57%)
Daimler Finance NA LLC
6.500%, 11/15/2013	500,000	535,972
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,148,206
Toyota Motor Credit Corp.
3.300%, 01/12/2022	1,000,000	1,050,063

		3,734,241

Banks (1.89%)
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	1,008,842
Wachovia Corp.
5.700%, 08/01/2013	500,000	525,460
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	539,238
US Bank NA
4.950%, 10/30/2014	500,000	543,765
Fifth Third Bank
4.750%, 02/01/2015	500,000	531,914
Wachovia Bank NA
5.600%, 03/15/2016	500,000	559,590
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	565,569
Wachovia Corp.
5.750%, 06/15/2017	500,000	582,186
KFW
4.875%, 06/17/2019	1,000,000	1,202,823
Bank of New York Mellon Corp.
3.550%, 09/23/2021	2,000,000	2,126,754
Wells Fargo & Co.
3.500%, 03/08/2022	2,000,000	2,057,926
US Bancorp
3.000%, 03/15/2022	2,000,000	2,048,750

		12,292,817

Building Materials & Construction (0.97%)
Leggett & Platt Inc.
4.700%, 04/01/2013	500,000	512,766
CRH America Inc.
5.300%, 10/15/2013	1,000,000	1,040,543
6.000%, 09/30/2016	500,000	547,322
5.750%, 01/15/2021	1,000,000	1,068,713

See accompanying notes to financial statements.	65

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Building Materials & Construction (Cont.)
Fluor Corp.
3.375%, 09/15/2021	$2,000,000	$2,099,228
Sonoco Products Co.
4.375%, 11/01/2021	1,000,000	1,054,765

		6,323,337

Chemicals (1.80%)
E.I. du Pont de Nemours and Co.
5.000%, 01/15/2013	167,000	170,827
4.125%, 03/06/2013	500,000	511,676
Rohm & Haas Co.
5.600%, 03/15/2013	500,000	515,990
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	500,000	538,181
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,172,970
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	582,056
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	621,352
PPG Industries Inc.
7.400%, 08/15/2019	500,000	622,150
3.600%, 11/15/2020	1,000,000	1,056,949
E.I. du Pont de Nemours and Co.
3.625%, 01/15/2021	1,000,000	1,089,926
Praxair Inc.
4.050%, 03/15/2021	1,000,000	1,111,334
3.000%, 09/01/2021	1,000,000	1,029,911
Dow Chemical Co., The
4.125%, 11/15/2021	1,000,000	1,072,603
Praxair Inc.
2.450%, 02/15/2022	1,000,000	986,461
Dow Chemical Co., The
7.375%, 11/01/2029	500,000	668,930

		11,751,316

Colleges (0.18%)
Dartmouth College
4.750%, 06/01/2019	1,000,000	1,182,970

Commercial Service/Supply (0.80%)
Pitney Bowes Inc.
4.625%, 10/01/2012	500,000	504,956
4.875%, 08/15/2014	500,000	520,943
5.750%, 09/15/2017	500,000	522,248
Cintas Corp. No. 2
6.125%, 12/01/2017	500,000	592,460
4.300%, 06/01/2021	1,000,000	1,088,674
3.250%, 06/01/2022	2,000,000	2,004,970

		5,234,251

Computer Software & Services (0.66%)
Microsoft Corp.
3.000%, 10/01/2020	2,000,000	2,173,382

	Principal amount	Value
Corporate Bonds (Cont.)
Computer Software & Services (Cont.)
Intel Corp.
3.300%, 10/01/2021	$2,000,000	$2,138,034

		4,311,416

Computers (1.11%)
International Business Machines Corp.
6.500%, 10/15/2013	500,000	537,649
5.700%, 09/14/2017	500,000	601,145
1.875%, 05/15/2019	2,000,000	2,021,260
Hewlett-Packard Co.
3.750%, 12/01/2020	1,000,000	997,117
4.300%, 06/01/2021	2,000,000	2,061,160
4.050%, 09/15/2022	1,000,000	1,007,439

		7,225,770

Consumer & Marketing (3.47%)
Clorox Co.
5.450%, 10/15/2012	1,000,000	1,013,526
Avery Dennison Corp.
4.875%, 01/15/2013	500,000	510,845
Procter & Gamble Co., The
4.950%, 08/15/2014	1,000,000	1,090,758
Clorox Co.
5.000%, 01/15/2015	500,000	545,803
Procter & Gamble Co., The
3.150%, 09/01/2015	1,000,000	1,072,947
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,151,071
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	612,504
Danaher Corp.
5.625%, 01/15/2018	500,000	594,373
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,254,997
McDonald’s Corp.
1.875%, 05/29/2019	500,000	498,870
Colgate-Palmolive Co.
2.950%, 11/01/2020	1,000,000	1,063,788
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,499,749
Clorox Co.
3.800%, 11/15/2021	1,000,000	1,042,413
McDonald’s Corp.
2.625%, 01/15/2022	1,000,000	1,018,201
Valspar Corp.
4.200%, 01/15/2022	2,000,000	2,097,206
Procter & Gamble Co., The
2.300%, 02/06/2022	2,000,000	1,996,560
Colgate-Palmolive Co.
2.300%, 05/03/2022	2,000,000	2,012,266

66	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Kraft Foods Inc. (a)
3.500%, 06/06/2022	$1,500,000	$1,539,243

		22,615,120

Electronic/Electrical Manufacturing (0.33%)
General Electric Co.
5.000%, 02/01/2013	500,000	512,788
Emerson Electric Co.
4.500%, 05/01/2013	500,000	515,906
4.750%, 10/15/2015	1,000,000	1,115,324

		2,144,018

Financial Services (2.57%)
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	1,033,338
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	530,438
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	542,883
Verizon Global Funding Corp.
4.900%, 09/15/2015	500,000	559,238
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	548,322
General Electric Capital Corp.
5.400%, 02/15/2017	500,000	568,818
John Deere Capital Corp.
2.800%, 09/18/2017	2,000,000	2,131,602
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,000,000	1,119,622
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,183,241
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	1,000,000	1,063,871
4.125%, 05/20/2021	2,000,000	2,198,662
General Electric Capital Corp.
4.650%, 10/17/2021	1,000,000	1,110,526
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,077,218
John Deere Capital Corp.
2.750%, 03/15/2022	1,000,000	1,005,061
Syngenta Finance NV
3.125%, 03/28/2022	2,000,000	2,029,778

		16,702,618

Forest Products & Paper (0.18%)
International Paper Co.
5.250%, 04/01/2016	500,000	550,254
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	642,607

		1,192,861

Health Care (4.58%)
Johnson & Johnson
5.150%, 08/15/2012	500,000	502,750

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
AstraZeneca PLC
5.400%, 09/15/2012	$500,000	$504,882
Merck & Co. Inc.
4.375%, 02/15/2013	500,000	512,114
Wyeth
5.500%, 03/15/2013	500,000	517,760
Becton Dickinson & Co.
4.550%, 04/15/2013	500,000	515,076
Johnson & Johnson
3.800%, 05/15/2013	1,000,000	1,029,494
Schering-Plough Corp.
5.300%, 12/01/2013	1,000,000	1,065,738
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,063,500
GlaxoSmithKline Capital Inc.
4.375%, 04/15/2014	1,000,000	1,065,248
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,090,440
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,071,694
Amgen Inc.
4.850%, 11/18/2014	500,000	542,918
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	552,428
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	1,100,224
Medtronic Inc.
4.750%, 09/15/2015	500,000	561,252
Abbott Laboratories
5.875%, 05/15/2016	750,000	884,350
Baxter International Inc.
5.900%, 09/01/2016	500,000	594,280
Eli Lilly & Co.
5.200%, 03/15/2017	2,000,000	2,344,000
Wyeth
5.450%, 04/01/2017	500,000	589,981
Amgen Inc.
5.850%, 06/01/2017	500,000	589,229
Johnson & Johnson
5.550%, 08/15/2017	500,000	606,926
AstraZeneca PLC
5.900%, 09/15/2017	500,000	600,687
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	611,432
Becton Dickinson & Co.
5.000%, 05/15/2019	1,000,000	1,171,826
Baxter International Inc.
4.500%, 08/15/2019	500,000	572,123
Becton Dickinson & Co.
3.250%, 11/12/2020	1,000,000	1,053,112
CR Bard Inc.
4.400%, 01/15/2021	1,000,000	1,131,969
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,117,958

See accompanying notes to financial statements.	67

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Sanofi-Aventis
4.000%, 03/29/2021	$1,000,000	$1,115,339
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,040,741
Amgen Inc.
3.875%, 11/15/2021	1,000,000	1,055,858
Medtronic Inc.
3.125%, 03/15/2022	1,000,000	1,036,065
GlaxoSmithKline Capital Inc.
2.850%, 05/08/2022	2,000,000	2,034,414

		29,845,808

Machinery & Manufacturing (4.20%)
Cooper U.S. Inc.
5.250%, 11/15/2012	1,000,000	1,016,496
Parker Hannifin Corp.
4.875%, 02/15/2013	500,000	512,664
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	783,805
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	1,106,845
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,075,963
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	558,290
Dover Corp.
4.875%, 10/15/2015	1,000,000	1,116,934
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	1,145,416
Caterpillar Inc.
5.700%, 08/15/2016	500,000	589,082
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,163,170
Honeywell International Inc.
5.300%, 03/15/2017	500,000	587,020
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	589,042
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	600,054
Covidien International
6.000%, 10/15/2017	500,000	604,676
United Technologies Corp.
5.375%, 12/15/2017	500,000	597,718
Cooper U.S. Inc.
3.875%, 12/15/2020	1,000,000	1,087,394
Dover Corp.
4.300%, 03/01/2021	1,000,000	1,144,312
Honeywell International Inc.
4.250%, 03/01/2021	1,000,000	1,158,180
Caterpillar Inc.
3.900%, 05/27/2021	1,000,000	1,113,543
Illinois Tool Works Inc. (a)
3.375%, 09/15/2021	1,000,000	1,052,502

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Bemis Company Inc.
4.500%, 10/15/2021	$1,000,000	$1,079,234
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	2,000,000	2,008,566
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	1,047,862
Deere & Co.
2.600%, 06/08/2022	1,000,000	998,251
Covidien International
3.200%, 06/15/2022	2,000,000	2,061,942
3M Co.
2.000%, 06/26/2022	1,500,000	1,470,614
Parker Hannifin Corp.
3.500%, 09/15/2022	1,000,000	1,064,421

		27,333,996

Media & Broadcasting (1.38%)
Thomson Corp.
5.700%, 10/01/2014	1,000,000	1,099,890
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,175,930
McGraw-Hill Companies Inc.
5.900%, 11/15/2017	500,000	575,550
Walt Disney Co., The
2.750%, 08/16/2021	2,000,000	2,030,684
Thomson Reuters Corp.
3.950%, 09/30/2021	1,000,000	1,056,245
Walt Disney Co., The
2.550%, 02/15/2022	1,000,000	1,005,087
Comcast Corp.
3.125%, 07/15/2022	2,000,000	2,009,410

		8,952,796

Mining & Metals (1.43%)
BHP Finance USA
4.800%, 04/15/2013	500,000	516,625
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	1,077,842
Alcan Inc.
5.000%, 06/01/2015	1,000,000	1,102,017
Alcoa Inc.
5.550%, 02/01/2017	500,000	545,795
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	584,500
Barrick NA Finance LLC
4.400%, 05/30/2021	1,000,000	1,077,828
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,500,000	1,565,385
Alcoa Inc.
5.870%, 02/23/2022	750,000	771,610
BHP Billiton Finance USA Ltd.
2.875%, 02/24/2022	1,000,000	1,010,499

68	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
Barrick Gold Corp.
3.850%, 04/01/2022	$1,000,000	$1,035,324

		9,287,425

Oil & Gas (2.76%)
National Fuel Gas Co.
5.250%, 03/01/2013	500,000	512,875
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	500,000	518,714
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	591,038
Apache Corp.
5.625%, 01/15/2017	500,000	590,654
Shell International Finance
5.200%, 03/22/2017	500,000	588,344
Canadian National Resources
5.700%, 05/15/2017	500,000	585,000
Weatherford International Inc.
6.350%, 06/15/2017	500,000	577,397
EOG Resources Inc.
5.875%, 09/15/2017	500,000	598,644
Husky Energy Inc.
6.200%, 09/15/2017	500,000	590,882
Encana Corp.
5.900%, 12/01/2017	500,000	569,942
Chevron Corp.
4.950%, 03/03/2019	1,000,000	1,205,237
ConocoPhillips
6.000%, 01/15/2020	500,000	628,776
Trans-Canada Pipelines
3.800%, 10/01/2020	1,000,000	1,100,921
Apache Corp.
3.625%, 02/01/2021	500,000	538,748
Occidental Petroleum Corp.
4.100%, 02/01/2021	1,000,000	1,121,113
Canadian National Resources
3.450%, 11/15/2021	1,000,000	1,036,465
Total Capital International SA
2.875%, 02/17/2022	2,000,000	2,027,738
Apache Corp.
3.250%, 04/15/2022	1,000,000	1,044,212
Devon Energy Corp.
3.250%, 05/15/2022	1,500,000	1,526,079
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	2,012,580

		17,965,359

Retailers (2.19%)
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	504,586
Wal-Mart Stores Inc.
4.550%, 05/01/2013	1,000,000	1,033,976
McDonald’s Corp.
4.125%, 06/01/2013	1,000,000	1,031,634

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Walgreen Co.
4.875%, 08/01/2013	$500,000	$522,170
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,125,064
Target Corp.
5.875%, 07/15/2016	1,000,000	1,186,707
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	578,670
McDonald’s Corp.
5.300%, 03/15/2017	500,000	590,260
Target Corp.
5.375%, 05/01/2017	500,000	589,770
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	590,494
Home Depot Inc.
3.950%, 09/15/2020	1,000,000	1,119,393
Wal-Mart Stores Inc.
3.250%, 10/25/2020	2,000,000	2,145,992
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,154,232
Lowe’s Companies Inc.
3.800%, 11/15/2021	1,000,000	1,082,437
3.120%, 04/15/2022	1,000,000	1,023,229

		14,278,614

Telecom & Telecom Equipment (1.56%)
Alltel Corp.
7.000%, 07/01/2012	500,000	500,000
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	1,002,389
Vodafone Group PLC
4.150%, 06/10/2014	500,000	530,374
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,088,272
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	1,157,780
Vodafone Group PLC
5.450%, 06/10/2019	500,000	600,006
Telefonica Emisiones SAU
5.462%, 02/16/2021	1,000,000	870,793
Vodafone Group PLC
4.375%, 03/16/2021	2,000,000	2,281,362
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,132,013
3.000%, 02/15/2022	1,000,000	1,015,887

		10,178,876

Transportation (1.02%)
United Parcel Services Inc.
3.125%, 01/15/2021	1,500,000	1,606,137
Burlington North Santa Fe
3.050%, 03/15/2022	1,000,000	1,009,002
Norfolk Southern Corp.
3.000%, 04/01/2022	2,000,000	2,023,094

See accompanying notes to financial statements.	69

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
Union Pacific Corp.
2.950%, 01/15/2023	$2,000,000	$2,005,262

		6,643,495

Utilities & Energy (5.46%)
Appalachian Power Co.
5.650%, 08/15/2012	500,000	502,705
Northern States Power Co.
8.000%, 08/28/2012	500,000	505,450
Southern California Gas
4.800%, 10/01/2012	500,000	505,241
Georgia Power Co.
5.125%, 11/15/2012	200,000	203,366
Virginia Electric & Power
5.100%, 11/30/2012	500,000	509,252
Florida Power Corp.
4.800%, 03/01/2013	500,000	514,054
Public Service of Colorado
4.875%, 03/01/2013	500,000	514,218
Peoples Gas Light & Coke Co.
4.625%, 05/01/2013	500,000	512,632
Wisconsin Electric Power
4.500%, 05/15/2013	1,000,000	1,033,537
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	522,240
PSI Energy
5.000%, 09/15/2013	1,000,000	1,048,514
NSTAR Electric Co.
4.875%, 04/15/2014	1,000,000	1,067,069
Union Electric Co.
5.500%, 05/15/2014	500,000	538,328
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	1,080,089
Union Electric Co.
4.750%, 04/01/2015	500,000	530,895
Commonwealth Edison Co.
4.700%, 04/15/2015	500,000	546,884
Southwestern Electric Power
5.375%, 04/15/2015	500,000	542,476
San Diego Gas & Electric
5.300%, 11/15/2015	500,000	569,920
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	1,134,867
Virginia Electric & Power
5.400%, 01/15/2016	500,000	571,931
Ohio Power Co.
6.000%, 06/01/2016	500,000	578,828
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	586,828
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	582,821
Consolidated Edison Co. NY
5.300%, 12/01/2016	500,000	582,535
Georgia Power Co.
5.700%, 06/01/2017	500,000	597,096

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Jersey Central Power & Light
5.650%, 06/01/2017	$1,000,000	$1,153,488
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	593,582
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,148,813
Union Electric Co.
6.400%, 06/15/2017	500,000	599,918
Florida Power Corp.
5.800%, 09/15/2017	500,000	600,914
Virginia Electric & Power
5.950%, 09/15/2017	500,000	607,400
NSTAR Electric Co.
5.625%, 11/15/2017	500,000	596,718
Pacific Gas & Electric
5.625%, 11/30/2017	500,000	599,716
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	536,114
Southern California Gas
5.450%, 04/15/2018	500,000	599,068
Pacificorp
5.650%, 07/15/2018	500,000	603,115
Pacific Gas & Electric
8.250%, 10/15/2018	500,000	673,964
Alabama Power Co.
3.375%, 10/01/2020	1,000,000	1,070,149
Pacific Gas & Electric
3.500%, 10/01/2020	1,000,000	1,077,106
Kentucky Utilities
3.250%, 11/01/2020	1,000,000	1,062,978
Appalachian Power Co.
4.600%, 03/30/2021	500,000	560,652
Pacific Gas & Electric
3.250%, 09/15/2021	1,000,000	1,047,817
Carolina Power & Light Co.
2.800%, 05/15/2022	1,000,000	1,016,409
Consumer Energy Co.
2.850%, 05/15/2022	1,000,000	1,017,232
Georgia Power Co.
2.850%, 05/15/2022	2,000,000	2,003,374
Detroit Edison Co.
2.650%, 06/15/2022	500,000	503,052
San Diego Gas & Electric
6.000%, 06/01/2026	500,000	658,774
Northern States Power Co.
6.200%, 07/01/2037	1,000,000	1,363,708

		35,575,837

Total Corporate Bonds
(cost $263,562,097)		285,478,745

70	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Principal amount	Value
Taxable Municipal Bonds (0.16%)
Illinois State
3.850%, 06/01/2013	$1,000,000	$1,027,740

Total Taxable Municipal Bonds
(cost $999,783)		1,027,740

Commercial Mortgage-Backed Securities (0.64%)
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.367%, 03/15/2036	2,000,000	2,091,158
Morgan Stanley Capital Series 2004-T13 Class A4
4.660%, 09/13/2045	2,000,000	2,082,272

Total Commercial Mortgage-Backed Securities
(cost $3,938,151)		4,173,430

Government Agency Securities (b) (21.81%)
Agency Commercial Mortgage-Backed Securities (4.31%)
Federal Home Loan Mortgage Corp.
2.789%, 01/25/2022	10,000,000	10,380,560
Federal National Mortgage Association
3.044%, 01/25/2022	10,000,000	10,488,310
2.715%, 02/25/2022	7,000,000	7,169,169

		28,038,039

Agency Mortgage-Backed Securities (16.00%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	164,584	176,742
5.000%, 09/01/2018	163,501	177,189
5.000%, 09/01/2018	98,474	105,748
4.500%, 11/01/2018	318,619	340,744
5.500%, 11/01/2018	114,085	124,881
5.000%, 01/01/2019	120,562	129,468
5.000%, 04/01/2019	148,499	159,468
4.500%, 05/01/2019	200,975	218,825
4.000%, 05/01/2019	132,098	140,961
5.500%, 06/01/2019	264,397	289,419
5.000%, 01/01/2020	138,836	149,092
5.500%, 04/01/2020	222,282	243,318
5.500%, 07/01/2020	353,167	386,589
6.000%, 07/01/2021	327,802	360,155
4.500%, 05/01/2024	1,005,927	1,070,434
4.500%, 05/01/2024	357,328	379,964
4.500%, 09/01/2024	817,039	868,795
4.000%, 10/01/2024	1,090,561	1,153,168
5.000%, 10/01/2024	1,049,643	1,132,223
4.000%, 01/01/2025	975,496	1,038,052
4.000%, 07/01/2025	1,003,196	1,060,788
4.500%, 08/01/2025	871,444	926,783
3.500%, 04/01/2026	1,447,728	1,523,625
2.500%, 02/01/2027	5,875,394	6,052,414
6.000%, 11/01/2028	20,081	22,515
6.500%, 06/01/2029	40,056	45,828
7.500%, 12/01/2030	1,695	1,983
7.000%, 07/01/2031	4,709	5,571
6.500%, 09/01/2031	7,011	7,986
6.000%, 11/01/2032	82,318	92,297
6.000%, 12/01/2032	42,257	47,380

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
5.500%, 05/01/2033	$674,983	$742,190
5.500%, 07/01/2033	669,366	733,587
5.000%, 08/01/2033	387,030	423,554
5.500%, 03/01/2034	209,260	229,076
5.000%, 04/01/2034	268,357	290,067
6.000%, 07/01/2034	672,588	754,258
5.000%, 05/01/2035	785,316	861,119
5.500%, 05/01/2035	688,281	761,845
4.500%, 08/01/2035	303,861	325,085
5.000%, 10/01/2035	303,984	327,674
6.500%, 08/01/2036	360,699	405,013
5.500%, 10/01/2037	521,932	567,930
5.500%, 11/01/2037	682,230	742,355
6.000%, 01/01/2038	507,725	557,212
6.000%, 01/01/2038	274,976	301,777
4.500%, 06/01/2039	1,335,556	1,426,965
5.000%, 06/01/2039	1,045,355	1,123,717
4.500%, 10/01/2039	1,756,571	1,876,796
5.000%, 10/01/2039	1,511,099	1,624,374
5.000%, 01/01/2040	640,583	688,602
4.500%, 02/01/2040	607,884	649,490
4.000%, 07/01/2041	3,549,343	3,773,570
Federal National Mortgage Association
6.000%, 09/01/2013	11,984	12,134
5.500%, 12/01/2016	23,939	26,014
5.500%, 01/01/2017	115,657	125,682
5.500%, 01/01/2017	19,538	21,231
6.500%, 01/01/2017	19,525	20,961
5.500%, 02/01/2017	97,781	106,257
5.000%, 03/01/2017	95,257	103,138
6.000%, 04/01/2017	18,232	20,057
5.500%, 01/01/2018	52,162	56,847
5.000%, 02/01/2018	112,289	121,580
5.000%, 05/01/2018	247,611	268,097
5.000%, 05/01/2018	234,807	255,555
4.500%, 05/01/2018	233,034	250,927
4.500%, 05/01/2018	232,365	250,206
5.000%, 05/01/2018	114,105	122,201
4.500%, 03/01/2019	173,002	183,661
5.500%, 10/01/2019	440,901	483,115
5.000%, 11/01/2019	316,193	342,354
4.500%, 12/01/2019	200,845	216,141
5.000%, 06/01/2020	426,164	463,820
4.500%, 09/01/2020	282,066	301,300
5.000%, 05/01/2021	430,516	462,789
5.500%, 05/01/2021	308,760	338,322
4.500%, 04/01/2023	137,098	147,068
5.000%, 01/01/2024	481,434	519,386
4.500%, 04/01/2024	228,025	244,571
4.000%, 06/01/2024	828,102	881,206
4.500%, 11/01/2024	690,772	740,898
3.500%, 12/01/2025	848,081	907,648
3.000%, 12/01/2026	1,912,002	2,005,696
7.500%, 09/01/2029	24,726	30,126
8.000%, 03/01/2030	3,589	3,771
6.500%, 05/01/2030	33,729	38,777

See accompanying notes to financial statements.	71

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
6.500%, 08/01/2031	$5,089	$5,825
7.000%, 08/01/2031	3,135	3,537
6.500%, 10/01/2031	22,315	25,544
6.000%, 11/01/2031	18,772	21,138
7.000%, 01/01/2032	33,282	39,282
3.000%, 02/01/2032	7,596,659	7,881,329
3.000%, 02/01/2032	5,440,913	5,644,801
6.000%, 03/01/2032	26,049	29,333
6.500%, 03/01/2032	12,539	14,353
6.500%, 04/01/2032	56,033	64,139
7.000%, 04/01/2032	34,719	40,566
6.500%, 05/01/2032	241,811	278,000
6.000%, 05/01/2032	21,415	24,115
7.000%, 06/01/2032	55,382	64,747
7.000%, 06/01/2032	44,892	52,435
6.500%, 06/01/2032	14,424	16,510
6.500%, 07/01/2032	82,762	94,734
6.000%, 08/01/2032	157,899	177,804
5.500%, 10/01/2032	336,716	371,652
6.500%, 10/01/2032	161,591	184,966
6.000%, 11/01/2032	169,474	190,838
6.000%, 01/01/2033	126,679	142,648
5.500%, 03/01/2033	151,681	166,755
5.500%, 03/01/2033	105,099	115,543
6.000%, 04/01/2033	286,086	322,150
5.000%, 05/01/2033	288,117	313,520
5.000%, 05/01/2033	132,268	143,930
5.000%, 08/01/2033	351,522	382,515
5.500%, 10/01/2033	383,855	422,003
5.000%, 03/01/2034	677,057	736,752
5.500%, 05/01/2034	478,499	528,145
6.000%, 07/01/2034	271,673	303,204
5.500%, 12/01/2034	653,857	721,698
5.500%, 04/01/2035	583,082	643,580
5.500%, 07/01/2035	623,998	684,451
5.000%, 07/01/2035	616,656	669,098
5.000%, 10/01/2035	487,414	528,865
5.000%, 11/01/2035	219,950	238,655
6.000%, 08/01/2036	471,067	519,116
6.000%, 12/01/2037	194,744	214,608
5.500%, 02/01/2038	560,476	611,622
5.500%, 06/01/2038	1,369,134	1,494,075
4.500%, 03/01/2039	1,296,103	1,422,075
4.500%, 05/01/2039	1,303,756	1,423,953
5.000%, 05/01/2039	1,192,411	1,306,859
5.000%, 11/01/2039	1,635,013	1,806,759
4.500%, 01/01/2040	1,212,897	1,301,596
4.500%, 09/01/2040	2,121,549	2,283,327
3.500%, 01/01/2041	2,736,711	2,879,460
4.500%, 04/01/2041	912,095	983,357
5.000%, 05/01/2041	1,534,411	1,670,416
4.000%, 11/01/2041	3,627,444	3,867,940
Government National Mortgage Association
6.000%, 05/15/2017	58,819	63,958
6.500%, 06/15/2028	46,992	54,430
6.000%, 11/15/2028	30,772	34,803

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
6.500%, 03/15/2029	$65,200	$76,083
7.000%, 06/15/2029	19,531	23,395
7.500%, 08/20/2030	11,475	14,038
6.000%, 01/15/2032	21,085	23,926
5.500%, 10/15/2033	326,304	364,439
5.000%, 11/20/2033	482,166	536,030
6.000%, 12/20/2033	148,005	167,384
5.500%, 11/15/2038	941,069	1,044,875
5.000%, 09/15/2039	1,387,071	1,528,536
4.500%, 10/15/2039	2,166,470	2,372,949
5.000%, 12/15/2039	568,474	626,451
4.000%, 09/20/2040	3,478,096	3,799,239
4.500%, 03/20/2041	818,596	901,689
5.000%, 05/20/2041	755,581	837,626

		104,234,371

Agency Notes & Bonds (1.50%)
Federal Home Loan Mortgage Corp.
4.500%, 07/15/2013	1,500,000	1,566,162
Federal National Mortgage Association
4.375%, 09/15/2012	1,500,000	1,512,842
5.500%, 05/10/2027	5,000,000	5,934,420
7.125%, 01/15/2030	500,000	783,644

		9,797,068

Total Government Agency Securities
(cost $134,987,231)		142,069,478

U.S. Treasury Obligations (29.14%)
U.S. Treasury Bonds
7.500%, 11/15/2016	500,000	646,719
8.125%, 08/15/2019	750,000	1,112,637
6.250%, 08/15/2023	11,000,000	15,977,500
6.875%, 08/15/2025	1,000,000	1,562,031
U.S. Treasury Notes
1.375%, 05/15/2013	5,000,000	5,049,220
2.625%, 07/31/2014	2,000,000	2,094,218
2.375%, 08/31/2014	1,000,000	1,043,594
4.250%, 11/15/2014	1,000,000	1,091,406
4.000%, 02/15/2015	2,000,000	2,187,344
4.125%, 05/15/2015	1,000,000	1,105,078
2.125%, 05/31/2015	5,000,000	5,245,310
4.250%, 08/15/2015	2,000,000	2,234,376
4.500%, 11/15/2015	10,000,000	11,334,380
4.500%, 02/15/2016	10,000,000	11,422,660
2.625%, 04/30/2016	1,000,000	1,078,125
3.250%, 07/31/2016	2,000,000	2,213,594
3.000%, 08/31/2016	1,000,000	1,098,125
2.750%, 05/31/2017	5,000,000	5,485,155
4.250%, 11/15/2017	12,000,000	14,152,500
3.500%, 02/15/2018	12,000,000	13,729,692
3.875%, 05/15/2018	2,000,000	2,341,406
3.750%, 11/15/2018	17,000,000	19,912,576
3.125%, 05/15/2019	2,000,000	2,273,124
3.625%, 08/15/2019	2,000,000	2,345,782
3.375%, 11/15/2019	10,000,000	11,569,530

72	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
3.625%, 02/15/2020	$30,000,000	$35,289,840
3.500%, 05/15/2020	5,000,000	5,842,190
2.000%, 11/15/2021	10,000,000	10,367,970

Total U.S. Treasury Obligations
(cost $170,729,558)		189,806,082

	Shares	Value
Short-term Investments (3.77%)
JPMorgan U.S. Government Money Market Fund	24,523,612	$24,523,612

Total Short-term Investments
(cost $24,523,612)		24,523,612

TOTAL INVESTMENTS (99.35%)
(cost $598,740,432)		647,079,087
OTHER ASSETS, NET OF LIABILITIES (0.65%)		4,207,739

NET ASSETS (100.00%)		$651,286,826

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $2,591,745 or 0.40% of net assets.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to financial statements.	73

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (b) (91.38%)
Alabama (2.22%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A	5.000%	10/01/2022	Aa2	$1,000,000	$1,118,310
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	1,025,000	1,194,556
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	500,000	579,235
City of Huntsville, Alabama, General Obligation Warrants, Series 2007-A	4.750%	05/01/2027	Aaa	2,000,000	2,202,220
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2028	A1	940,000	1,064,926
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	2,305,000	2,605,411
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	1,000,000	1,132,650

					9,897,308

Alaska (1.08%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,099,400
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,534,974
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.000%	07/01/2029	Aa2	1,035,000	1,173,007

					4,807,381

Arizona (7.48%)
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2018	A+	2,100,000	2,504,880
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2018	AA-	500,000	561,885
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	885,000	968,402
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2021	AA-	1,140,000	1,370,200
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,300,000	1,422,512
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,194,750
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,620,465
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.000%	07/01/2023	AA	1,000,000	1,113,270
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009)	5.000%	07/01/2023	A+	1,460,000	1,669,568
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2023	AA-	800,000	953,968
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2024	AA-	300,000	326,268
Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Series 2012	4.000%	07/01/2025	AA-	1,500,000	1,587,420
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.250%	07/01/2025	AA	2,000,000	2,202,320
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,015,000	2,125,402
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified)	5.000%	07/01/2027	A+	2,000,000	2,253,180
City of Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2012A	4.000%	07/01/2027	Aa1	2,000,000	2,148,260
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2027	AA-	2,480,000	2,724,007
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2028	Aa2	4,165,000	4,425,937
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2029	Aa2	2,000,000	2,113,060

					33,285,754

Arkansas (2.21%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2020	AA+	150,000	159,825

74	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arkansas (Cont.)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	4.000%	11/15/2021	AA+	$1,000,000	$1,119,730
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds	4.000%	02/01/2022	Aa3	1,270,000	1,328,471
Bentonville School District No. 6 of Benton County, Arkansas Construction Bonds, Series E	3.000%	06/01/2024	Aa2	1,045,000	1,048,302
Bentonville School District No. 6 of Benton County, Arkansas Construction Bonds, Series E	3.000%	06/01/2026	Aa2	1,110,000	1,086,446
Cabot School District No. 4 of Lonoke County, Arkansas Refunding Bonds (c)	3.500%	02/01/2027	Aa3	730,000	730,321
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.250%	06/01/2027	Aa2	1,500,000	1,575,810
Cabot School District No. 4 of Lonoke County, Arkansas Refunding Bonds (c)	3.500%	02/01/2028	Aa3	755,000	749,609
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2031	Aa3	2,000,000	2,037,680

					9,836,194

California (3.84%)
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	AA	1,395,000	1,460,607
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	AA	450,000	470,210
State of California, General Obligation Bonds (Prerefunded to 02-01-2013 @ 100) (d)	5.250%	02/01/2019	AA+	2,200,000	2,263,888
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A	5.000%	07/15/2020	Aa2	900,000	997,596
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	AA-	560,000	609,504
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	A-	600,000	634,878
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa2	1,000,000	1,077,850
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	AA	885,000	939,419
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A	5.000%	08/01/2025	AA-	1,195,000	1,307,282
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	A-	1,300,000	1,475,084
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	AA	930,000	982,675
Marin Community College District, (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2027	AA	1,440,000	1,613,592
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	AA-	1,000,000	1,064,010
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C	5.500%	08/01/2029	Aa2	1,000,000	1,149,180
Santa Clara Unified School District, (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	5.000%	07/01/2030	AA	1,000,000	1,061,890

					17,107,665

Colorado (1.92%)
Arapahoe County Water & Wastewater Public Improvement District (In Arapahoe County, Colorado) General Obligation Project Bonds, Series 2002A	5.750%	12/01/2018	NR	1,320,000	1,344,156
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2022	Aa2	250,000	273,345
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2022	Aa2	1,000,000	1,146,310
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2024	Aa2	1,350,000	1,509,759
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009	5.000%	12/15/2025	AA	1,185,000	1,413,954
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2025	Aa2	1,385,000	1,532,973

See accompanying notes to financial statements.	75

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
City and County of Denver, Colorado, Master Resolution Water Revenue Bonds, Series 2012A	4.000%	12/15/2026	Aa1	$1,230,000	$1,335,768

					8,556,265

Connecticut (1.08%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,153,147
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2023	Aa1	600,000	620,550
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,366,493
Town of Bethel, Connecticut, General Obligation Bonds, Issue of 2009, Series A	4.000%	11/15/2026	AA+	950,000	1,000,065
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2026	AA+	620,000	652,674

					4,792,929

Delaware (0.72%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	A	1,625,000	1,771,364
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (d)	5.000%	12/01/2028	NR	1,120,000	1,384,757
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	AA-	50,000	56,628

					3,212,749

Florida (4.14%)
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2019	Aa3	2,085,000	2,513,718
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	1,500,000	1,612,185
JEA Florida, Electric System Revenue Bonds, Series Three D-1	4.000%	10/01/2021	AA-	1,000,000	1,063,690
City of Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Series 2010	4.000%	03/01/2023	Aa1	1,265,000	1,387,718
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	3,130,000	3,662,100
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	AA-	1,000,000	1,089,370
City of Palm Bay, Florida, Utility System Improvement Revenue Bonds, Series 2005A (Prerefunded to 10-01-2015 @ 100) (d)	5.000%	10/01/2026	A	1,350,000	1,543,982
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2026	Aa2	400,000	467,988
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	NR	1,000,000	1,051,600
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa1	1,700,000	1,911,854
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C	4.750%	06/01/2029	Aa1	2,000,000	2,120,740

					18,424,945

Georgia (1.42%)
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aa2	1,000,000	1,101,620
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Bonds, Series 2010	4.000%	08/01/2023	Aa2	320,000	360,618
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2025	Aa3	2,000,000	2,350,200
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	A1	1,000,000	1,170,120
Fayette County, Georgia, Water Revenue Bonds, Series 2009	4.750%	10/01/2029	Aa2	1,205,000	1,341,249

					6,323,807

Hawaii (0.53%)
State of Hawaii, Highway Revenue Bonds, Series 2008	6.000%	01/01/2029	Aa2	2,000,000	2,366,920

Idaho (1.03%)
Joint School District Number 2 (Meridian) Ada and Canyon Counties, Idaho General Obligation School Bonds, Series 2002 (Prerefunded to 07-30-2012 @ 100) (d)	5.125%	07/30/2019	A+	500,000	501,720
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003 (Prerefunded to 08-15-2013 @ 100) (d)	4.875%	08/15/2020	A	1,000,000	1,051,280

76	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Idaho (Cont.)
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.750%	08/01/2024	AA	$1,430,000	$1,587,400
Bonneville County, State of Idaho, School District No. 91 (Idaho Falls), General Obligation Bonds, Series 2012A	5.000%	09/15/2028	Aa3	1,220,000	1,455,362

					4,595,762

Illinois (1.16%)
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A	4.125%	01/01/2020	Aa3	4,900,000	5,184,543

Indiana (1.11%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2019	Aa3	2,005,000	2,249,610
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	AA+	1,310,000	1,351,789
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,000,000	1,084,410
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	255,000	267,786

					4,953,595

Iowa (1.87%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2020	Aa1	1,245,000	1,401,496
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa1	850,000	956,344
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa1	1,410,000	1,567,976
City of Des Moines, Iowa, General Obligation Bonds, Series 2008D	4.250%	06/01/2025	Aa1	1,015,000	1,086,933
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	AA	1,785,000	1,959,162
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2029	Aa3	1,270,000	1,367,003

					8,338,914

Kansas (3.06%)
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	Aa3	730,000	761,952
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2020	Aa1	620,000	661,881
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	Aa3	245,000	254,611
Unified School District No. 512, Johnson County, Kansas (Shawnee Mission), General Obligation School Bonds, Series 2005-C	4.250%	10/01/2022	Aaa	4,265,000	4,479,743
Unified School District No. 512, Johnson County, Kansas (Shawnee Mission), General Obligation School Bonds, Series 2005-C	5.000%	10/01/2025	Aaa	1,000,000	1,078,830
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2027	Aaa	1,840,000	2,054,746
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2028	Aaa	2,460,000	2,733,823
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A	5.000%	10/01/2030	AA-	1,400,000	1,584,800

					13,610,386

Kentucky (1.63%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2019	Aa3	620,000	681,609
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2025	A1	2,700,000	2,829,546
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,079,340
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2026	A1	2,545,000	2,653,621

					7,244,116

See accompanying notes to financial statements.	77

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Louisiana (0.24%)
State of Louisiana, General Obligation Match Bonds, Series 2006-B (Prerefunded to 07-15-2016 @ 100) (d)	5.000%	07/15/2025	Aa2	$900,000	$1,056,564

Maine (0.66%)
Town of Gorham, Maine, 2012 General Obligation Refunding Bonds	4.000%	11/01/2022	Aa2	1,565,000	1,823,820
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004 (Prerefunded to 07-01-2014 @ 100) (d)	5.250%	07/01/2030	Aa3	1,000,000	1,096,610

					2,920,430

Maryland (1.67%)
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,250,000	1,259,100
Howard County, Maryland, Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2023	Aaa	1,845,000	2,091,750
Washington Suburban Sanitary District, Maryland, Water Supply Bonds of 2005 (Prerefunded to 06-01-2015 @ 100) (d)	5.000%	06/01/2023	Aaa	1,000,000	1,130,570
Howard County, Maryland, Metropolitan District Bonds, 2012 Series A	4.000%	02/15/2032	Aaa	2,790,000	2,930,002

					7,411,422

Massachusetts (0.19%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (d)	5.250%	08/01/2020	Aa1	800,000	841,912

Michigan (2.42%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2019	AA	500,000	548,735
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA	1,000,000	1,094,440
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2021	AA	500,000	553,725
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2023	AA-	720,000	824,602
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2024	AA-	225,000	255,328
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2024	AA	1,625,000	1,721,200
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2024	AA	1,000,000	1,105,900
Howell Public Schools, County of Livingston, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.250%	05/01/2025	A+	2,760,000	3,034,261
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA	1,600,000	1,654,272

					10,792,463

Minnesota (1.94%)
Independent School District Number 181 (Brainerd), Minnesota, General Obligation School Building Bonds, Series 2002A	5.375%	02/01/2019	A1	2,500,000	2,509,050
Independent School District No. 277 (Westonka), Minnesota, General Obligation School Building Bonds, Series 2012A	2.000%	02/01/2022	Aa2	2,160,000	2,150,647
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,171,700
City of Rochester, Minnesota, General Obligation Waste Water Revenue Refunding Bonds, Series 2012A	4.000%	02/01/2026	Aaa	2,500,000	2,788,125

					8,619,522

Mississippi (1.04%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	3.000%	03/01/2019	AA-	500,000	529,725

78	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Mississippi (Cont.)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	AA-	$1,000,000	$1,204,070
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	AA-	1,000,000	1,200,940
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2023	AA-	1,480,000	1,682,479

					4,617,214

Missouri (1.50%)
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	535,000	536,658
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2023	Aa1	1,040,000	1,186,470
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	1,000,000	1,123,650
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA	1,000,000	1,118,530
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2026	Aa1	2,490,000	2,730,136

					6,695,444

Montana (0.08%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA	315,000	348,151

Nebraska (2.24%)
City of Lincoln, Nebraska, Lincoln Electric System Revenue and Refunding Bonds, Series 2002	5.000%	09/01/2015	Aa2	1,595,000	1,606,006
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2021	AA-	1,140,000	1,304,707
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2012	4.000%	06/15/2023	Aa1	2,725,000	3,173,808
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2027	AA-	1,850,000	2,160,596
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A	5.500%	02/01/2028	AA	1,500,000	1,724,265

					9,969,382

New Hampshire (0.85%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003 (Prerefunded to 12-01-2013 @ 100) (d)	5.000%	12/01/2021	Aa2	610,000	650,004
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003 (Prerefunded to 12-01-2013 @ 100) (d)	5.000%	12/01/2023	Aa2	980,000	1,044,268
New Hampshire Municipal Bond Bank, 2011 Series E Bonds	4.000%	01/15/2024	Aa3	1,410,000	1,549,393
New Hampshire Municipal Bond Bank, 2007 Series B Bonds	4.750%	08/15/2024	A1	500,000	548,365

					3,792,030

New Jersey (4.79%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	A2	1,300,000	1,365,455
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	2,000,000	2,128,900
County of Essex, New Jersey, General Obligation Bonds, Series 2010, County College Bonds, Series 2010C (Tax-Exempt)	5.000%	08/01/2019	Aa2	1,550,000	1,871,114
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.750%	11/01/2019	AA	1,735,000	1,850,030
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2020	AA	1,550,000	1,675,938

See accompanying notes to financial statements.	79

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	3.000%	12/01/2021	AA	$775,000	$834,241
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa2	1,205,000	1,360,240
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2023	AA	475,000	542,089
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2024	AA	1,390,000	1,525,984
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2024	AA	370,000	410,289
The Board of Education of the Township of North Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.250%	01/15/2025	AA	2,200,000	2,441,824
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2025	AA	1,390,000	1,524,747
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2026	AA	1,485,000	1,597,875
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2027	Aa1	1,110,000	1,209,567
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2028	Aa1	920,000	996,866

					21,335,159

New Mexico (2.28%)
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2010	4.000%	08/01/2022	AA	570,000	630,551
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	2,000,000	2,158,840
Las Cruces School District No. 2, General Obligation School Building Bonds, Series 2011A	4.000%	08/01/2023	Aa2	1,700,000	1,894,548
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa2	1,000,000	1,062,410
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2024	Aa1	2,500,000	2,754,800
City of Santa Fe, New Mexico, Water Utility System / Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009A (Tax-Exempt)	5.000%	06/01/2025	AA+	470,000	534,818
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A	5.000%	07/01/2030	Aa2	1,000,000	1,132,310

					10,168,277

New York (3.11%)
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2019	Aa2	1,575,000	1,707,836
Webster Central School District, Monroe and Wayne Counties, New York, General Obligations, School District (Serial) Bonds, 2009 Series B	3.000%	10/01/2020	AA	2,310,000	2,453,197
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	AA	1,000,000	1,131,260
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2021	AA+	430,000	469,216
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A1	1,000,000	1,083,280
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009	4.000%	06/15/2022	Aa1	1,285,000	1,431,439
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2025	Aa2	685,000	724,107
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2025	AA+	510,000	538,269
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	A1	1,000,000	1,097,440
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	AA-	1,000,000	1,092,950
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2031	Aa1	950,000	1,042,692

80	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New York (Cont.)
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2032	Aa1	$995,000	$1,088,062

					13,859,748

North Carolina (4.10%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2020	Aa1	1,000,000	1,101,710
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2002B (Prerefunded to 07-01-2012 @ 100) (d)	5.000%	07/01/2021	Aaa	1,000,000	1,000,000
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	Aa3	1,355,000	1,583,182
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	2,000,000	2,266,020
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,403,277
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,106,700
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,693,665
City of Durham, North Carolina, General Obligation Bonds, Series 2012A (c)	3.000%	07/01/2026	Aaa	455,000	456,169
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2026	Aa2	195,000	212,667
City of Raleigh, North Carolina, General Obligation Public Improvement Bonds, Series 2012B	4.000%	04/01/2027	Aaa	4,000,000	4,410,120
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,774,800
City of Durham, North Carolina, General Obligation Bonds, Series 2012A (c)	3.000%	07/01/2027	Aaa	455,000	452,279
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2027	Aa2	300,000	326,145
City of Durham, North Carolina, General Obligation Bonds, Series 2012A (c)	3.000%	07/01/2028	Aaa	455,000	447,602

					18,234,336

North Dakota (0.31%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,300,000	1,394,848

Ohio (2.68%)
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	750,000	818,122
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,250,570
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax)	5.000%	12/01/2023	Aa2	1,000,000	1,196,400
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,500,000	2,675,125
Miami University (A State University of Ohio) General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,000,000	1,170,390
Plain Local School District (Stark County), Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.500%	11/01/2027	AA-	2,000,000	2,157,820
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2028	Aaa	2,520,000	2,678,357

					11,946,784

Oklahoma (0.96%)
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2026	Aa3	1,000,000	1,173,440
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.750%	05/01/2026	AA	1,165,000	1,308,493
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aaa	400,000	455,588
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2028	Aa3	770,000	894,047
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	435,000	435,487

					4,267,055

See accompanying notes to financial statements.	81

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (2.53%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	$1,070,000	$1,221,726
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	A1	705,000	740,229
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2022	Aa3	1,825,000	2,100,575
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,375,000	1,569,480
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2024	Aaa	1,500,000	1,679,625
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa1	570,000	629,930
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa1	330,000	364,696
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A	5.750%	08/01/2024	Aa1	575,000	692,237
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	A+	1,000,000	1,136,600
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A	5.750%	08/01/2029	Aa1	940,000	1,111,682

					11,246,780

Pennsylvania (1.00%)
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2026	Aa2	2,575,000	2,865,357
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2011	4.000%	11/15/2026	Aaa	1,465,000	1,607,588

					4,472,945

Rhode Island (1.11%)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2004 A (Pooled Loan Issue)	4.750%	10/01/2022	Aaa	1,000,000	1,070,130
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2024	Aa2	1,000,000	1,090,600
Town of Westerly, Rhode Island, General Obligation Refunding Bonds, 2012 Series B (c)	4.000%	08/15/2024	Aa2	2,050,000	2,235,074
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	500,000	564,600

					4,960,404

South Carolina (2.68%)
Renewable Water Resources, South Carolina, Sewer System Refunding Revenue Bonds, Series 2012	5.000%	01/01/2024	Aa3	2,500,000	2,987,725
School District of Beaufort County, South Carolina, General Obligation Refunding Bonds, Series 2012B	4.000%	03/01/2024	AA	1,800,000	2,041,866
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,020,000	1,154,660
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,500,000	1,651,320
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A	5.375%	01/01/2028	Aa3	3,500,000	4,090,135

					11,925,706

South Dakota (0.27%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Refunding Bonds, Series 2012	2.375%	01/15/2021	AA-	1,210,000	1,209,528

Tennessee (4.31%)
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2018	AA-	650,000	793,306
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2019	AA-	150,000	186,316

82	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Tennessee (Cont.)
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2020	AA-	$270,000	$330,974
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2022	Aa2	175,000	197,054
Wilson County, Tennessee, General Obligation Refunding Bonds, Series 2012	5.000%	04/01/2023	AA	2,000,000	2,468,700
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	1,000,000	1,140,370
City of Knoxville, Tennessee, Electric System Revenue Refunding Bonds, Series AA-2012	3.000%	07/01/2023	Aa2	2,000,000	2,058,900
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	AA	900,000	1,003,419
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2012	4.000%	07/01/2025	AA	1,000,000	1,114,080
State of Tennessee, General Obligation Bonds, 2012 Refunding Series A	4.000%	08/01/2025	AA+	5,000,000	5,649,850
State of Tennessee, General Obligation Bonds, 2007 Series A (Prerefunded to 10-01-2015 @ 100) (d)	4.500%	10/01/2025	AA+	425,000	479,986
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AA+	2,250,000	2,465,932
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2026	AA+	1,175,000	1,312,158

					19,201,045

Texas (3.11%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2020	Aaa	1,000,000	1,236,570
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	775,000	888,042
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2026	AA-	2,000,000	2,302,280
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,500,000	1,725,960
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2012 (c)	4.000%	02/15/2028	AA	2,000,000	2,133,140
New Braunfels Independent School District, (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2029	AA	900,000	969,174
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2029	AA+	2,365,000	2,776,415
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2031	AA+	1,565,000	1,817,685

					13,849,266

Utah (0.42%)
West Jordan Utah, General Obligation Bonds (Prerefunded to 04-01-2014 @ 100) (d)	5.250%	04/01/2022	NR	680,000	737,834
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2011	4.000%	06/15/2023	AA+	1,000,000	1,125,520

					1,863,354

Virginia (1.57%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	900,000	1,096,731
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	520,000	570,622
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia	4.375%	01/15/2023	Aa1	1,550,000	1,719,446
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2006 A	4.500%	08/01/2024	Aa1	1,000,000	1,078,570
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2026	Aaa	1,395,000	1,522,852
Virginia Public School Authority, School Financing Bonds, (1997 Resolution) Series 2004 A (Prerefunded to 08-01-2014 @ 100) (d)	4.750%	08/01/2027	Aa1	900,000	981,297

					6,969,518

See accompanying notes to financial statements.	83

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (2.86%)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	Aa2	$1,420,000	$1,603,208
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,292,940
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2026	AA+	2,500,000	2,770,775
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	AA-	680,000	740,037
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004 (Prerefunded to 09-01-2014 @ 100) (d)	4.750%	09/01/2028	Aa1	1,140,000	1,247,103
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.250%	12/01/2028	A1	2,445,000	2,618,473
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	AA-	445,000	486,781
Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue and Refunding Bonds, Series 2005B (Non-AMT)	5.000%	09/01/2030	Aa3	900,000	956,565

					12,715,882

West Virginia (3.62%)
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	5.000%	10/01/2022	A+	2,200,000	2,702,062
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012 (c)	4.250%	05/01/2027	AA	2,260,000	2,428,958
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2027	A+	2,240,000	2,563,882
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012 (c)	4.375%	05/01/2028	AA	2,350,000	2,533,770
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2028	A+	2,595,000	2,952,228
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012 (c)	5.000%	05/01/2030	AA	2,555,000	2,912,138

					16,093,038

Wisconsin (0.34%)
City of Fond Du Lac, Fon Du Lac County, Wisconsin, General Obligation Refunding Bonds, Series 2010	4.250%	03/01/2023	AA-	500,000	559,130
School District of Elbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds	5.000%	04/01/2028	Aaa	850,000	954,694

					1,513,824

Total Long-term Municipal Bonds
(cost $385,438,120)					406,831,264

84	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Shares	Value
Short-term Investments (10.77%)
JPMorgan Tax Free Money Market Fund	47,963,321	$47,963,321

Total Short-term Investments
(cost $47,963,321)		47,963,321

TOTAL INVESTMENTS (102.15%)
(cost $433,401,441)		454,794,585
LIABILITIES, NET OF OTHER ASSETS (-2.15%)		(9,591,785)

NET ASSETS (100.00%)		$445,202,800

(a)	Ratings are not audited and represent the lower of Moody’s, S&P or Fitch issuer specific ratings.

(b)	Long-term Municipal Bonds, as a percentage of total net assets, consisted of 3.82% Advanced Refunded Bonds, 60.81% General Obligation Bonds and 26.75% Municipal Revenue Bonds.

(c)	Security purchased on a “when-issued” basis.

(d)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government or U.S. Government Agency securities to support the timely payment of principal and interest.

NR - Not Rated

See accompanying notes to financial statements.	85

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

(Unaudited)

	Principal amount	Value
Short-term Investments (99.42%)
Agriculture, Foods, & Beverage (12.19%)
Coca-Cola Co. (a)
0.120%, 07/12/2012	$4,000,000	$3,999,840
0.180%, 09/21/2012	3,000,000	2,998,755
0.190%, 09/25/2012	6,400,000	6,397,061
Nestle Finance International Ltd.
0.150%, 07/11/2012	2,235,000	2,234,897
0.130%, 07/11/2012	1,890,000	1,889,925
Pepsico Inc. (a)
0.120%, 08/24/2012	13,375,000	13,372,548

		30,893,026

Automotive (14.90%)
American Honda Finance Corp.
0.170%, 07/06/2012	12,178,000	12,177,655
PACCAR Financial Corp.
0.160%, 07/05/2012	2,000,000	1,999,956
0.120%, 08/01/2012	7,700,000	7,699,179
0.170%, 09/06/2012	3,700,000	3,698,812
Toyota Motor Credit Corp.
0.190%, 08/28/2012	12,185,000	12,181,206

		37,756,808

Chemicals (4.71%)
EI du Pont de Nemours and Co. (a)
0.160%, 07/24/2012	4,648,000	4,647,504
0.170%, 08/02/2012	4,450,000	4,449,306
0.160%, 08/14/2012	2,826,000	2,825,435

		11,922,245

Consumer & Marketing (2.74%)
Procter & Gamble Co., The (a)
0.140%, 07/30/2012	6,947,000	6,946,190

Financial Services (10.12%)
General Electric Capital Corp.
0.150%, 08/08/2012	12,930,000	12,927,899
Wells Fargo & Co.
0.150%, 09/12/2012	2,250,000	2,249,306
0.170%, 09/17/2012	10,452,000	10,448,101

		25,625,306

Government Agency Securities (b) (23.92%)
Federal Home Loan Bank
0.080%, 07/05/2012	8,000,000	7,999,911
0.100%, 07/06/2012	7,871,000	7,870,869
0.075%, 07/20/2012	22,000,000	21,999,083
0.090%, 08/22/2012	11,617,000	11,615,461
0.090%, 08/24/2012	1,100,000	1,099,849
0.105%, 08/31/2012	1,000,000	999,819
Federal National Mortgage Association
0.080%, 08/13/2012	9,000,000	8,999,120

		60,584,112

	Principal amount	Value
Short-term Investments (Cont.)
Health Care (11.34%)
Abbott Laboratories (a)
0.150%, 09/05/2012	$9,429,000	$9,426,368
Johnson & Johnson (a)
0.110%, 07/16/2012	5,300,000	5,299,741
Merck & Co. Inc. (a)
0.130%, 07/18/2012	4,000,000	3,999,740
Roche Holdings (a)
0.100%, 08/06/2012	10,000,000	9,998,972

		28,724,821

Machinery & Manufacturing (7.46%)
Caterpillar Finance Service Corp.
0.140%, 08/28/2012	12,900,000	12,897,040
John Deere Capital Corp. (a)
0.130%, 07/16/2012	6,000,000	5,999,653

		18,896,693

Media & Broadcasting (0.72%)
Walt Disney Co., The (a)
0.130%, 07/10/2012	1,829,000	1,828,934

	Shares	Value
Registered Investment Companies (0.07%)
JPMorgan U.S. Government Money Market Fund	170,869	$170,869

86	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2012

(Unaudited)

	Principal amount	Value
Short-term Investments (Cont.)
U.S. Government Obligations (11.25%)
U.S. Treasury Bill
0.078%, 08/02/2012	$3,000,000	$2,999,815
0.047%, 08/02/2012	1,500,000	1,499,908
0.065%, 08/23/2012	14,000,000	13,998,635
0.080%, 09/20/2012	5,000,000	4,999,089
0.082%, 09/27/2012	5,000,000	4,998,986

		28,496,433

Total Short-term Investments
(cost $251,845,437)		251,845,437

TOTAL INVESTMENTS (99.42%)
(cost $251,845,437)		251,845,437
OTHER ASSETS, NET OF LIABILITIES (0.58%)		1,480,718

NET ASSETS (100.00%)		$253,326,155

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to financial statements.	87

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2012

(Unaudited)

	Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund
Assets
Investments in securities at identified cost	$253,800,244	159,127,819	95,711,496

Investments in securities at market value	$291,157,662	180,158,210	106,376,286
Cash	—	—	—
Foreign currencies at value (cost $25,085 and $3,629,198, respectively)	—	—	24,932
Receivable for:
Dividends and interest	416,617	140,656	188,094
Shares of the Fund sold	190,384	167,268	40,837
Securities sold	3,295,402	2,402,187	842,728
SFIMC	—	3,382	5,605
Variation margin on futures contracts	—	—	—
Unrealized gain on forward foreign currency contracts	—	—	2,015
Prepaid expenses	20,469	21,432	18,650

Total assets	295,080,534	182,893,135	107,499,147

Liabilities and Net Assets
Distributions to shareholders	—	—	—
Payable for:
Shares of the Fund redeemed	65,243	56,572	28,325
Securities Purchased	3,636,466	2,256,351	453,314
Unrealized loss on forward foreign currency contracts	—	—	1,079
Due to affiliates	255,504	212,822	138,523
Accrued liabilities	58,792	57,057	100,804

Total liabilities	4,016,005	2,582,802	722,045

Net assets applicable to shares outstanding of common stock	$291,064,529	180,310,333	106,777,102

Analysis of Net Assets
Paid-in-capital	$341,217,660	178,959,077	118,594,091
Accumulated net realized gain (loss)	(88,969,492)	(19,504,436)	(23,137,486)
Net unrealized appreciation (depreciation)	37,357,418	21,030,391	10,661,317
Accumulated undistributed net investment income (loss)	1,458,943	(174,699)	659,180

Net assets applicable to shares outstanding	$291,064,529	180,310,333	106,777,102

Fund shares outstanding:
Class A Shares	7,170,179	4,623,445	2,815,248
Class B Shares	759,709	1,088,818	948,118
Legacy Class A Shares	11,717,561	7,441,755	4,553,992
Legacy Class B Shares	1,636,855	1,422,908	1,148,240
Institutional Shares	23,097,617	3,016,338	1,737,261
Class R-1 Shares	372,373	335,882	275,410
Class R-2 Shares	1,416,060	832,808	594,347
Class R-3 Shares	320,524	180,850	190,664
Net assets applicable to shares outstanding:
Class A Shares	$44,329,528	44,599,752	24,431,909
Class B Shares	4,677,453	10,067,065	8,145,715
Legacy Class A Shares	75,185,246	70,513,828	39,864,555
Legacy Class B Shares	10,439,273	12,782,173	9,947,032
Institutional Shares	143,411,347	29,575,844	15,185,618
Class R-1 Shares	2,298,615	3,127,316	2,380,553
Class R-2 Shares	8,734,373	7,884,707	5,156,008
Class R-3 Shares	1,988,694	1,759,648	1,665,712
Net asset value:
Class A Shares	$6.18	9.65	8.68
Class B Shares	6.16	9.25	8.59
Legacy Class A Shares	6.42	9.48	8.75
Legacy Class B Shares	6.38	8.98	8.66
Institutional Shares	6.21	9.81	8.74
Class R-1 Shares	6.17	9.31	8.64
Class R-2 Shares	6.17	9.47	8.68
Class R-3 Shares	6.20	9.73	8.74
Maximum offering price:
Class A Shares	$6.51	10.16	9.14
Legacy Class A Shares	6.62	9.77	9.02

(a)	Relates to investments in affiliated investment companies.

88	See accompanying notes to financial statements.

S&P 500 Index Fund	Small Cap Index Fund	International Index Fund	Equity and Bond Fund		Bond Fund	Tax Advantaged Bond Fund	Money Market Fund

449,055,757	274,112,415	177,407,632	203,155,658	(a)	598,740,432	433,401,441	251,845,437

601,012,491	295,833,757	180,692,120	190,426,800	(a)	647,079,087	454,794,585	251,845,437
—	—	—	1,215,752		—	—	—
—	—	3,629,763	—		—	—	—

756,608	341,933	759,729	179,353		4,733,595	4,389,653	—
543,974	100,299	81,329	135,163		2,214,942	2,893,638	2,281,605
518,684	295,334	5,801	—		—	—	—
—	9,614	13,907	72,270		—	—	96,230
467,604	124,311	234,874	—		—	—	—
—	—	3,947	—		—	—	—
38,556	24,568	19,471	2,164		34,587	47,740	26,299

603,337,917	296,729,816	185,440,941	192,031,502		654,062,211	462,125,616	254,249,571

—	—	—	135,818		270,029	235,099	287

177,789	228,315	77,730	26,123		78,885	1,334,545	737,543
940,218	659,515	116,843	—		2,001,928	15,080,902	—
—	—	3,078	—		—	—	—
415,225	249,695	170,384	72,592		345,819	238,703	130,536
99,038	98,066	147,053	49,523		78,724	33,567	55,050

1,632,270	1,235,591	515,088	284,056		2,775,385	16,922,816	923,416

601,705,647	295,494,225	184,925,853	191,747,446		651,286,826	445,202,800	253,326,155

484,164,049	266,043,904	207,503,836	204,327,038		604,035,933	423,789,741	253,326,155
(40,059,276)	6,560,812	(29,104,158)	(6,235)		(1,087,762)	19,915	—
152,654,388	21,949,316	3,524,788	(12,728,858)		48,338,655	21,393,144	—
4,946,486	940,193	3,001,387	155,501		—	—	—

601,705,647	295,494,225	184,925,853	191,747,446		651,286,826	445,202,800	253,326,155

12,951,773	3,846,851	4,361,005	5,429,774		24,052,455	27,725,288	99,104,423
1,693,299	858,115	970,765	1,189,106		1,004,332	518,622	3,112,633
29,296,092	11,891,320	7,950,769	10,130,223		12,673,095	7,373,124	72,222,197
4,334,993	2,555,630	1,816,641	2,887,222		2,957,173	2,223,598	6,225,822
7,646,542	4,235,770	3,294,589	2,109,109		13,541,458		48,319,573
591,635	247,765	336,043	297,099		335,849		5,752,489
1,445,471	513,624	643,594	564,286		702,780		16,217,947
221,711	132,998	168,137	158,152		175,972		2,371,077

133,490,347	47,152,843	41,297,473	45,507,046		282,514,318	326,335,803	99,104,421
17,456,740	10,332,765	9,175,024	9,977,427		11,788,433	6,101,682	3,112,633
303,121,834	144,433,384	75,137,454	85,654,283		148,965,302	86,638,449	72,222,197
44,942,735	30,434,755	17,205,474	24,467,433		34,767,800	26,126,866	6,225,820
79,425,779	52,186,811	31,258,457	17,688,195		158,991,346		48,319,572
6,105,410	3,025,694	3,177,550	2,459,619		3,944,731		5,752,489
14,863,428	6,288,619	6,077,816	4,680,195		8,247,245		16,217,947
2,299,374	1,639,354	1,596,605	1,313,248		2,067,651		2,371,076

10.31	12.26	9.47	8.38		11.75	11.77	1.00
10.31	12.04	9.45	8.39		11.74	11.77	1.00
10.35	12.15	9.45	8.46		11.75	11.75	1.00
10.37	11.91	9.47	8.47		11.76	11.75	1.00
10.39	12.32	9.49	8.39		11.74		1.00
10.32	12.21	9.46	8.28		11.75		1.00
10.28	12.24	9.44	8.29		11.74		1.00
10.37	12.33	9.50	8.30		11.75		1.00

10.85	12.91	9.97	8.82		12.11	12.13	1.00
10.67	12.53	9.74	8.72		12.11	12.11	1.00

See accompanying notes to financial statements.	89

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2012

(Unaudited)

	LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund
Assets
Investments in securities in Master Portfolios	$817,205,689	1,280,525,710	1,115,563,818	808,537,212	87,177,533
Receivable for:
Shares of the Fund sold	2,009,485	1,496,775	2,273,685	1,209,526	335,521
Prepaid expenses	31,049	36,295	47,213	37,460	13,829

Total assets	819,246,223	1,282,058,780	1,117,884,716	809,784,198	87,526,883

Liabilities and Net Assets
Distributions to shareholders	45,036	—	—	—	—
Payable for:
Shares of the Fund redeemed	297,231	715,175	575,897	560,533	119,749
Investments in Master Portfolios	1,712,256	781,599	1,697,789	648,993	215,772
Due to affiliates	570,113	895,294	775,843	556,279	69,198
Accrued liabilities	88,618	130,896	147,667	140,562	33,802

Total liabilities	2,713,254	2,522,964	3,197,196	1,906,367	438,521

Net assets applicable to shares outstanding of common stock	$816,532,969	1,279,535,816	1,114,687,520	807,877,831	87,088,362

Analysis of Net Assets
Paid-in-capital	761,540,772	1,210,088,420	1,077,019,747	800,912,940	82,866,975
Accumulated net realized gain (loss)	18,017,571	4,383,497	(19,635,888)	(28,085,345)	(1,224,816)
Net unrealized appreciation (depreciation)	36,861,511	51,790,328	45,994,463	26,799,550	4,754,282
Accumulated undistributed net investment income (loss)	113,115	13,273,571	11,309,198	8,250,686	691,921

Net assets applicable to shares outstanding	$816,532,969	1,279,535,816	1,114,687,520	807,877,831	87,088,362

Fund shares outstanding:
Class A Shares	34,392,102	46,865,249	41,544,569	25,436,402	8,750,437
Class B Shares	922,394	1,983,338	2,313,847	2,256,067
Legacy Class A Shares	21,739,589	28,324,257	20,438,850	14,245,888
Legacy Class B Shares	2,316,095	4,029,067	3,387,226	2,619,437
Institutional Shares	5,715,626	10,310,589	10,414,338	11,262,036
Class R-1 Shares	437,381	1,095,120	1,296,113	970,724	294,456
Class R-2 Shares	1,407,692	2,607,180	2,471,299	1,964,363	419,604
Class R-3 Shares	145,372	221,491	259,576	191,155
Net assets applicable to shares outstanding:
Class A Shares	$414,776,604	629,300,336	563,704,528	348,104,849	80,507,275
Class B Shares	11,185,369	26,390,146	31,166,422	30,640,458
Legacy Class A Shares	267,305,960	378,803,469	277,453,293	195,335,009
Legacy Class B Shares	28,566,642	53,771,029	45,752,379	35,812,514
Institutional Shares	70,273,670	138,811,239	142,122,251	155,255,899
Class R-1 Shares	5,290,526	14,619,547	17,481,667	13,212,592	2,713,259
Class R-2 Shares	17,349,276	34,868,365	33,467,521	26,858,837	3,867,828
Class R-3 Shares	1,784,922	2,971,685	3,539,459	2,657,673
Net asset value:
Class A Shares	$12.06	13.43	13.57	13.69	9.20
Class B Shares	12.13	13.31	13.47	13.58
Legacy Class A Shares	12.30	13.37	13.57	13.71
Legacy Class B Shares	12.33	13.35	13.51	13.67
Institutional Shares	12.30	13.46	13.65	13.79
Class R-1 Shares	12.10	13.35	13.49	13.61	9.21
Class R-2 Shares	12.32	13.37	13.54	13.67	9.22
Class R-3 Shares	12.28	13.42	13.64	13.90
Maximum offering price:
Class A Shares	$12.69	14.14	14.28	14.41	9.68
Legacy Class A Shares	12.68	13.78	13.99	14.13

90	See accompanying notes to financial statements.

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STATE FARM MUTUAL FUND TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2012

(Unaudited)

	Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund	S&P 500 Index Fund	Small Cap Index Fund
Investment Income: (a)
Dividends	$2,736,455	1,084,742	1,942,849	6,299,730	2,078,211
Interest	221	160	142	11,165	302
Securities lending - net	—	—	—	49,379	—
Tax-exempt interest	—	—	—	—	—

	2,736,676	1,084,902	1,942,991	6,360,274	2,078,513
Less: foreign withholding taxes	(8,599)	(567)	(187,205)	—	(2,979)
Portfolio expenses of Master Portfolios (c)	—	—	—	(107,202)	—

Total investment income	2,728,077	1,084,335	1,755,786	6,253,072	2,075,534
Expenses:
Investment advisory and management fees	854,183	713,150	438,202	460,698	509,890
Shareholder services fees	360,327	227,233	140,257	738,187	367,949
Distribution fees Class A	52,231	54,209	31,368	156,917	56,623
Distribution fees Class B	21,792	47,715	39,686	80,172	48,214
Distribution fees Legacy Class A	92,903	88,151	51,411	368,776	177,984
Distribution fees Legacy Class B	36,864	43,502	34,164	160,153	104,060
Distribution fees Class R-1	5,672	7,870	6,285	15,864	7,425
Distribution fees Class R-2	12,555	11,368	7,840	21,583	9,136
Regulatory fees	43,060	43,786	45,705	53,325	43,520
Reports to shareholders	36,061	35,029	15,712	76,311	59,698
Professional fees	17,907	15,788	4,346	22,121	18,627
Trustees’ fees and expenses	6,934	4,451	2,909	11,300	7,396
Custodian fees	2,845	6,592	59,500	1,389	17,627
Errors and omissions insurance	1,382	1,509	1,077	4,713	2,522
ICI dues	1,498	924	1,353	3,261	1,515
Securities valuation fees	1,520	2,338	5,910	1,421	14,407
Fidelity bond expense	82	85	162	636	176
Excise tax	—	—	—	—	—
License index fees	—	—	—	30,724	24,727
Federal tax	—	—	—	—	6,000

Total expenses	1,547,816	1,303,700	885,887	2,207,551	1,477,496
Less: expense reimbursement from affiliates (d)	(52)	(21,357)	(27,123)	—	(50,531)

Net expenses	1,547,764	1,282,343	858,764	2,207,551	1,426,965

Net investment income (loss)	1,180,313	(198,008)	897,022	4,045,521	648,569
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	15,476,938	8,790,004	(401,676)	(3,099,977)	7,430,155
Net realized gain (loss) on forward foreign currency contracts	—	—	(12,114)	—	—
Net realized gain (loss) on foreign currency transactions	—	—	182,888	—	—
Net realized gain (loss) on futures contracts	—	—	—	(2,321)	(107,128)
Change in net unrealized gain (loss) on open futures contracts	—	—	—	737,109	221,555
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	6,487,955	3,326,761	4,156,574	48,281,439	13,881,159

Net realized and unrealized gain (loss) on investments	21,964,893	12,116,765	3,925,672	45,916,250	21,425,741

Net change in net assets resulting from operations	$23,145,206	11,918,757	4,822,694	49,961,771	22,074,310

(a)	Components of investment income for the LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds reflect each Fund’s proportionate income from its Master Portfolio for the entire period. Components of investment income for the S&P 500 Index Fund reflect the proportionate income from its Master Portfolio through May 11, 2012.

(b)	Relates to investments in affiliated investment companies.

(c)	Portfolio expenses of Master Portfolios for the LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds include the effect of expense reductions by BlackRock at the Master Porfolio level for the entire period. Portfolio expenses for the S&P 500 Index Fund include the effect of expense reductions by BlackRock at the Master Portfolio level through May 11, 2012. See Note 2 under Expense Reduction Agreements.

(d)	For the Money Market Fund, this amount includes $653,624 of additional voluntary fee waivers from SFIMC and VP Management Corp. See Note 2 under Expense Reduction Agreements.

92	See accompanying notes to financial statements.

International Index Fund	Equity and Bond Fund		Bond Fund	Tax Advantaged Bond Fund	Money Market Fund	LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund

4,810,270	1,096,362	(b)	—	—	—	4,646,258	9,914,214	10,657,466	8,937,291	1,030,737
1,321	—		10,042,937	—	112,984	5,731,079	6,539,701	3,747,137	1,596,374	56,411
—	—		—	—	—	45,294	77,860	70,672	49,931	6,744
—	—		—	6,327,599	—	—	—	—	—	—

4,811,591	1,096,362		10,042,937	6,327,599	112,984	10,422,631	16,531,775	14,475,275	10,583,596	1,093,892
(400,134)	—		—	—	—	—	—	—	—	—
—	—		—	—	—	(1,124,807)	(1,605,527)	(1,282,910)	(864,794)	(85,552)

4,411,457	1,096,362		10,042,937	6,327,599	112,984	9,297,824	14,926,248	13,192,365	9,718,802	1,008,340

468,892	—		295,830	188,289	128,606	1,367,961	2,151,231	1,876,348	1,365,899	138,887
238,268	2,795		744,245	470,722	329,845	985,721	1,554,470	1,358,461	990,193	101,450
51,348	54,192		298,583	327,373	75,037	476,745	732,264	663,909	411,059	91,187
44,385	46,124		36,568	18,444	8,638	46,115	120,977	143,960	141,526	—
95,518	105,089		179,573	104,001	55,886	330,846	466,134	341,473	241,385	—
59,774	81,915		116,822	83,861	19,186	104,542	192,793	160,638	123,891	—
8,213	5,957		9,836	—	11,700	13,749	34,767	44,404	33,639	6,861
9,042	6,465		11,094	—	15,574	26,029	50,951	46,386	38,270	5,506
45,850	60,979		45,106	37,894	56,728	54,603	63,559	58,520	54,338	20,578
44,260	30,508		49,016	9,325	33,447	31,729	72,173	82,460	85,842	16,828
27,699	16,279		25,864	23,410	19,201	2,187	14,743	12,133	10,639	1,613
4,730	4,716		14,495	6,899	6,801	15,260	24,210	20,800	15,830	1,577
71,650	—		4,922	1,560	1,903	262	54	81	269	464
1,595	1,425		3,236	1,980	1,978	5,076	8,601	7,531	5,622	479
1,127	—		3,519	1,215	1,708	4,809	8,455	6,353	4,552	401
12,700	—		31,585	25,369	—	—	—	—	—	—
224	147		204	85	108	652	1,118	984	734	60
—	122		—	—	—	—	—	—	—	—
50,050	—		—	—	—	—	—	—	—	—
—	—		—	—	—	—	—	—	—	—

1,235,325	416,713		1,870,498	1,300,427	766,346	3,466,286	5,496,500	4,824,441	3,523,688	385,891
(72,329)	(114,176)		—	—	(653,681)	—	—	—	—	(2,682)

1,162,996	302,537		1,870,498	1,300,427	112,665	3,466,286	5,496,500	4,824,441	3,523,688	383,209

3,248,461	793,825		8,172,439	5,027,172	319	5,831,538	9,429,748	8,367,924	6,195,114	625,131

(1,782,310)	26,495	(b)	93,783	12,725	—	10,714,484	18,253,227	14,710,222	11,354,939	503,143
(34,607)	—		—	—	—	—	—	—	—	—
(36,815)	—		—	—	—	—	—	—	—	—
(103,180)	—		—	—	—	—	—	—	—	—
202,557	—		—	—	—	—	—	—	—	—
4,063,043	9,885,965	(b)	4,793,956	2,309,862	—	13,177,303	29,704,814	34,542,655	29,029,272	3,471,843

2,308,688	9,912,460		4,887,739	2,322,587	—	23,891,787	47,958,041	49,252,877	40,384,211	3,974,986

5,557,149	10,706,285		13,060,178	7,349,759	319	29,723,325	57,387,789	57,620,801	46,579,325	4,600,117

See accompanying notes to financial statements.	93

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Fund
Six months ended June 30, 2012 (Unaudited) and the year ended December 31, 2011	2012	2011
From operations:
Net investment income (loss)	$1,180,313	2,128,329
Net realized gain (loss)	15,476,938	12,395,659
Change in net unrealized appreciation or depreciation	6,487,955	(16,376,073)

Net change in net assets resulting from operations	23,145,206	(1,852,085)
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	12	(286,043)
Class B Shares	—	(1,422)
Legacy Class A Shares	30	(470,458)
Legacy Class B Shares	—	(6,850)
Institutional Shares	(2)	(1,273,606)
Class R-1 Shares	—	(8,994)
Class R-2 Shares	—	(46,375)
Class R-3 Shares	—	(16,143)

	40	(2,109,891)
Net realized gain:
Class A Shares	—	—
Class B Shares	—	—
Legacy Class A Shares	—	—
Legacy Class B Shares	—	—
Institutional Shares	—	—
Class R-1 Shares	—	—
Class R-2 Shares	—	—
Class R-3 Shares	—	—

	—	—

Total distributions to shareholders	40	(2,109,891)
From Fund share transactions:
Proceeds from shares sold	17,208,693	31,966,912
Reinvestment of distributions	(40)	1,031,990

	17,208,653	32,998,902
Less payments for shares redeemed	(14,302,826)	(32,038,275)

Net increase (decrease) in net assets from Fund share transactions	2,905,827	960,627

Total increase (decrease) in net assets	26,051,073	(3,001,349)

Net assets:
Beginning of period	265,013,456	268,014,805

End of period*	$291,064,529	265,013,456

* Including accumulated undistributed net investment income (loss)	1,458,943	278,590

94	See accompanying notes to financial statements.

Small/Mid Cap Equity Fund		International Equity Fund		S&P 500 Index Fund		Small Cap Index Fund
2012	2011	2012	2011	2012	2011	2012	2011

(198,008)	(491,910)	897,022	807,880	4,045,521	7,220,564	648,569	659,247
8,790,004	15,109,531	(230,902)	1,072,373	(3,102,298)	536,030	7,323,027	13,360,061
3,326,761	(19,343,330)	4,156,574	(18,564,988)	49,018,548	(516,929)	14,102,714	(29,138,090)

11,918,757	(4,725,709)	4,822,694	(16,684,735)	49,961,771	7,239,665	22,074,310	(15,118,782)

—	—	396	(370,308)	(97)	(1,580,127)	24	(92,740)
—	—	—	(63,926)	(5)	(106,227)	—	1
—	—	1,246	(600,424)	1,306	(3,720,411)	444	(274,043)
—	—	—	(108,894)	—	(397,661)	—	3
—	—	(810)	(250,048)	(1,358)	(1,084,456)	(376)	(215,590)
—	—	—	(28,752)	—	(65,445)	—	—
—	—	—	(65,933)	—	(173,879)	—	(2,976)
—	—	—	(27,770)	—	(30,955)	—	(5,729)

—	—	832	(1,516,055)	(154)	(7,159,161)	92	(591,074)

—	—	—	—	—	—	—	(418,076)
—	—	—	—	—	—	—	(98,208)
—	—	—	—	—	—	—	(1,362,781)
—	—	—	—	—	—	—	(335,557)
—	—	—	—	—	—	—	(472,061)
—	—	—	—	—	—	—	(27,320)
—	—	—	—	—	—	—	(56,496)
—	—	—	—	—	—	—	(15,274)

—	—	—	—	—	—	—	(2,785,773)

—	—	832	(1,516,055)	(154)	(7,159,161)	92	(3,376,847)

15,019,201	31,171,201	6,786,889	13,696,923	52,310,162	94,372,296	18,545,618	37,446,970
—	—	(640)	929,570	(1,095)	6,919,209	(92)	2,698,764

15,019,201	31,171,201	6,786,249	14,626,493	52,309,067	101,291,505	18,545,526	40,145,734
(11,911,454)	(29,881,992)	(6,906,946)	(13,250,758)	(50,062,403)	(105,911,425)	(21,118,651)	(44,097,754)

3,107,747	1,289,209	(120,697)	1,375,735	2,246,664	(4,619,920)	(2,573,125)	(3,952,020)

15,026,504	(3,436,500)	4,702,829	(16,825,055)	52,208,281	(4,539,416)	19,501,277	(22,447,649)

165,283,829	168,720,329	102,074,273	118,899,328	549,497,366	554,036,782	275,992,948	298,440,597

180,310,333	165,283,829	106,777,102	102,074,273	601,705,647	549,497,366	295,494,225	275,992,948

(174,699)	23,309	659,180	(238,674)	4,946,486	901,119	940,193	291,532

See accompanying notes to financial statements.	95

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Index Fund
Six months ended June 30, 2012 (Unaudited) and the year ended December 31, 2011	2012	2011
From operations:
Net investment income (loss)	$3,248,461	4,449,295
Net realized gain (loss)	(1,956,912)	(5,702,707)
Change in net unrealized appreciation or depreciation	4,265,600	(26,280,655)

Net change in net assets resulting from operations	5,557,149	(27,534,067)
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	24	(1,017,030)
Class B Shares	(3)	(165,872)
Legacy Class A Shares	232	(1,923,959)
Legacy Class B Shares	—	(386,951)
Institutional Shares	(363)	(858,898)
Class R-1 Shares	—	(69,284)
Class R-2 Shares	—	(142,682)
Class R-3 Shares	—	(43,059)

	(110)	(4,607,735)
Net realized gain:
Class A Shares	—	—
Class B Shares	—	—
Legacy Class A Shares	—	—
Legacy Class B Shares	—	—
Institutional Shares	—	—
Class R-1 Shares	—	—
Class R-2 Shares	—	—
Class R-3 Shares	—	—

	—	—

Total distributions to shareholders	(110)	(4,607,735)
From Fund share transactions:
Proceeds from shares sold	12,429,665	23,505,290
Reinvestment of distributions	110	3,459,917

	12,429,775	26,965,207
Less payments for shares redeemed	(13,753,923)	(29,165,136)

Net increase (decrease) in net assets from Fund share transactions	(1,324,148)	(2,199,929)

Total increase (decrease) in net assets	4,232,891	(34,341,731)

Net assets:
Beginning of period	180,692,962	215,034,693

End of period*	$184,925,853	180,692,962

* Including accumulated undistributed net investment income (loss)	$3,001,387	(246,964)

(a)	Relates to investments in affiliated investment companies.

96	See accompanying notes to financial statements.

Equity and Bond Fund				Bond Fund		Tax Advantaged Bond Fund		Money Market Fund
2012		2011		2012	2011	2012	2011	2012	2011

793,825	(a)	2,730,032	(a)	8,172,439	15,325,623	5,027,172	8,478,033	319	587
26,495	(a)	241,694	(a)	93,783	29,832	12,725	7,190	—	—
9,885,965	(a)	1,678,785	(a)	4,793,956	24,038,786	2,309,862	18,755,345	—	—

10,706,285		4,650,511		13,060,178	39,394,241	7,349,759	27,240,568	319	587

(193,169)		(665,690)		(3,260,510)	(5,300,576)	(3,532,386)	(5,352,811)	—	—
(9,509)		(86,289)		(131,356)	(265,879)	(65,609)	(135,214)	—	—
(363,490)		(1,286,102)		(1,967,040)	(4,051,150)	(1,129,907)	(2,271,997)	—	—
(51,918)		(301,686)		(420,403)	(1,084,123)	(299,270)	(718,011)	—	—
(97,363)		(292,620)		(2,219,358)	(4,294,514)	—	—	(305)	(552)
(7,130)		(30,069)		(47,584)	(97,376)	—	—	—	—
(18,000)		(56,200)		(96,838)	(174,515)	—	—	—	—
(6,789)		(22,289)		(29,350)	(57,490)	—	—	(14)	(35)

(747,368)		(2,740,945)		(8,172,439)	(15,325,623)	(5,027,172)	(8,478,033)	(319)	(587)

—		(20,882)		—	—	—	(22,163)	—	—
—		(4,790)		—	—	—	(639)	—	—
—		(40,903)		—	—	—	(9,657)	—	—
—		(12,996)		—	—	—	(3,306)	—	—
—		(8,035)		—	—	—	—	—	—
—		(1,198)		—	—	—	—	—	—
—		(1,861)		—	—	—	—	—	—
—		(627)		—	—	—	—	—	—

—		(91,292)		—	—	—	(35,765)	—	—

(747,368)		(2,832,237)		(8,172,439)	(15,325,623)	(5,027,172)	(8,513,798)	(319)	(587)

15,187,967		27,551,158		126,060,147	127,727,713	138,064,478	92,545,222	138,862,188	328,789,003
611,939		2,232,327		6,495,604	11,776,564	3,638,095	5,553,194	239	256

15,799,906		29,783,485		132,555,751	139,504,277	141,702,573	98,098,416	138,862,427	328,789,259
(13,082,251)		(27,498,674)		(39,085,386)	(93,944,147)	(18,815,888)	(51,862,968)	(159,541,711)	(299,775,951)

2,717,655		2,284,811		93,470,365	45,560,130	122,886,685	46,235,448	(20,679,284)	29,013,308

12,676,572		4,103,085		98,358,104	69,628,748	125,209,272	64,962,218	(20,679,284)	29,013,308

179,070,874		174,967,789		552,928,722	483,299,974	319,993,528	255,031,310	274,005,439	244,992,131

191,747,446		179,070,874		651,286,826	552,928,722	445,202,800	319,993,528	253,326,155	274,005,439

155,501		109,044		—	—	—	—	—	—

See accompanying notes to financial statements.	97

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Fund
Six months ended June 30, 2012 (Unaudited) and the year ended December 31, 2011	2012	2011
From operations:
Net investment income	$5,831,538	13,245,646
Net realized gain (loss)	10,714,484	41,450,521
Change in net unrealized appreciation or depreciation	13,177,303	(30,792,040)

Net change in net assets resulting from operations	29,723,325	23,904,127
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	(3,173,847)	(6,100,317)
Class B Shares	(53,171)	(118,056)
Legacy Class A Shares	(2,010,042)	(4,725,990)
Legacy Class B Shares	(153,577)	(564,170)
Institutional Shares	(609,773)	(1,306,164)
Class R-1 Shares	(33,206)	(79,891)
Class R-2 Shares	(121,406)	(290,588)
Class R-3 Shares	(14,600)	(29,640)

	(6,169,622)	(13,214,816)
Net realized gain:
Class A Shares	—	—
Class B Shares	—	—
Legacy Class A Shares	—	—
Legacy Class B Shares	—	—
Institutional Shares	—	—
Class R-1 Shares	—	—
Class R-2 Shares	—	—
Class R-3 Shares	—	—

	—	—

Total distributions to shareholders	(6,169,622)	(13,214,816)
From Fund share transactions:
Proceeds from shares sold	105,318,187	182,318,458
Reinvestment of distributions	6,111,673	13,085,743

	111,429,860	195,404,201
Less payments for shares redeemed	(62,463,991)	(126,221,368)

Net increase (decrease) in net assets from Fund share transactions	48,965,869	69,182,833

Total increase (decrease) in net assets	72,519,572	79,872,144

Net assets:
Beginning of period	744,013,397	664,141,253

End of period*	$816,532,969	744,013,397

* Including accumulated undistributed net investment income (loss)	$113,115	451,199

98	See accompanying notes to financial statements.

LifePath 2020 Fund		LifePath 2030 Fund		LifePath 2040 Fund		LifePath 2050 Fund
2012	2011	2012	2011	2012	2011	2012	2011

9,429,748	18,613,577	8,367,924	14,342,078	6,195,114	9,552,916	625,131	705,373
18,253,227	66,084,588	14,710,222	55,147,750	11,354,939	42,094,909	503,143	2,138,353
29,704,814	(73,807,210)	34,542,655	(80,781,370)	29,029,272	(72,575,394)	3,471,843	(5,784,195)

57,387,789	10,890,955	57,620,801	(11,291,542)	46,579,325	(20,927,569)	4,600,117	(2,940,469)

1,811	(8,835,418)	111	(7,171,613)	449	(4,048,492)	2,043	(632,130)
(325)	(232,031)	112	(223,807)	15	(184,632)	—	—
(1,075)	(5,758,938)	152	(3,725,396)	(777)	(2,404,809)	—	—
220	(684,422)	37	(474,369)	1	(319,347)	—	—
207	(2,336,785)	(2,990)	(2,124,681)	(1,320)	(2,143,061)	—	—
—	(171,514)	—	(185,919)	—	(122,621)	—	(18,241)
—	(462,992)	—	(352,258)	—	(281,903)	—	(28,816)
—	(47,579)	—	(46,106)	—	(35,478)	—	—

838	(18,529,679)	(2,578)	(14,304,149)	(1,632)	(9,540,343)	2,043	(679,187)

—	—	—	—	—	—	—	(2,071,380)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	(82,884)
—	—	—	—	—	—	—	(97,165)
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	(2,251,429)

838	(18,529,679)	(2,578)	(14,304,149)	(1,632)	(9,540,343)	2,043	(2,930,616)

152,637,371	257,940,962	135,013,777	239,646,972	97,111,616	164,995,592	21,314,889	33,583,517
(3,411)	18,446,153	437	14,287,339	(33,317)	9,524,385	(1,502)	2,812,814

152,633,960	276,387,115	135,014,214	253,934,311	97,078,299	174,519,977	21,313,387	36,396,331
(82,664,800)	(163,494,093)	(69,657,054)	(140,183,610)	(55,325,412)	(106,421,430)	(6,408,637)	(9,035,424)

69,969,160	112,893,022	65,357,160	113,750,701	41,752,887	68,098,547	14,904,750	27,360,907

127,357,787	105,254,298	122,975,383	88,155,010	88,330,580	37,630,635	19,506,910	21,489,822

1,152,178,029	1,046,923,731	991,712,137	903,557,127	719,547,251	681,916,616	67,581,452	46,091,630

1,279,535,816	1,152,178,029	1,114,687,520	991,712,137	807,877,831	719,547,251	87,088,362	67,581,452

13,273,571	3,842,985	11,309,198	2,943,852	8,250,686	2,057,204	691,921	64,747

See accompanying notes to financial statements.	99

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in common stocks and other equity securities of large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stock and other equity securities of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the Standard and Poor’s 500 Stock Index (the “S&P 500® Index”)1. The S&P 500 Index Fund pursues its investment objective by investing in substantially all of the securities that make up the S&P 500 Index. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Fund typically invests 80% or more of its net assets (plus any borrowings for investment purposes) in investment grade bonds or bonds determined to be of comparable quality.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Retirement Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Retirement Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

The State Farm LifePath 2050® Fund (the “LifePath 2050 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The LifePath 2050 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2050 Master Portfolio. The LifePath 2050 Master Portfolio and the LifePath 2050 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase. The Underlying Funds include the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series, collectively defined as the “Underlying Master Portfolios”.

The LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds are collectively defined as the “Feeder Funds”. The LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio are collectively defined as the “Master Portfolios”.

For more information about the Master Portfolios refer to the Master Investment Portfolio (“MIP”) section.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued pursuant to valuation procedures approved by the Trust’s Board of Trustees. Valuations under these procedures are designed to reflect the fair value of the investments.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets and liabilities as of June 30, 2012:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$284,421,370	$—	$—	$284,421,370
Short-term Investments	6,736,292	—	—	6,736,292
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	175,416,202	—	—	175,416,202
Registered Investment Companies	542,750	—	—	542,750
Short-term Investments	4,199,258	—	—	4,199,258
International Equity Fund					—	936	—	936
Common Stocks (a)	—	100,720,895	—	100,720,895
Preferred Stocks (a)	—	1,806,906	—	1,806,906
Short-term Investments	3,848,485	—	—	3,848,485
S&P 500 Index Fund					697,654	—	—	697,654
Common Stocks (a)	582,826,987	—	—	582,826,987
Short-term Investments	18,185,504	—	—	18,185,504
Small Cap Index Fund					227,974	—	—	227,974
Common Stocks (a)	288,467,195	3,692	0	288,470,887
Registered Investment Companies	2,866,899	—	—	2,866,899
Short-term Investments	3,816,219	679,752	—	4,495,971
International Index Fund					228,279	869	—	229,148
Common Stocks (a)	—	178,987,051	0	178,987,051
Preferred Stocks (a)	—	899,410	—	899,410
Short-term Investments	805,659	—	—	805,659
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	190,426,800	—	—	190,426,800
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	285,478,745	—	285,478,745
Taxable Municipal Bonds	—	1,027,740	—	1,027,740
Commercial Mortgage-Backed Securities	—	4,173,430	—	4,173,430
Agency Commercial Mortgage-Backed Securities	—	28,038,039	—	28,038,039
Agency Mortgage-Backed Securities	—	104,234,371	—	104,234,371
Agency Notes & Bonds	—	9,797,068	—	9,797,068
U.S. Treasury Obligations	—	189,806,082	—	189,806,082
Short-term Investments	24,523,612	—	—	24,523,612
Tax Advantaged Bond Fund					—	—	—	—
Long-term Municipal Bonds	—	406,831,264	—	406,831,264
Short-term Investments	47,963,321	—	—	47,963,321
(a) Industry classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Money Market Fund					$—	$—	$—	$—
Short-term Investments	$170,869	$251,674,568	$—	$251,845,437
LifePath Retirement Fund					—	—	—	—
Investments in securities in Master Portfolios	—	817,205,689	—	817,205,689
LifePath 2020 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,280,525,710	—	1,280,525,710
LifePath 2030 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,115,563,818	—	1,115,563,818
LifePath 2040 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	808,537,212	—	808,537,212
LifePath 2050 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	87,177,533	—	87,177,533

On December 31, 2011, the S&P 500 Index Fund invested all of its assets in the S&P 500 Stock Master Portfolio. This investment was valued based upon its proportionate interest in the net assets of the Master Portfolio and was therefore valued using Level 2 inputs. At the close of business on May 11, 2012, the S&P 500 Index Fund withdrew all assets from the Master Portfolio and invested directly in individual securities. On June 30, 2012, all of the common stocks in the S&P 500 Index Fund were valued at last traded price and were therefore valued using Level 1 inputs.

On December 31, 2011, substantially all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund were valued at last traded price (except as noted on the Schedules of Investments), because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. On June 30, 2012, substantially all of the common stocks and preferred stocks in these Funds were fair valued using the independent statistical fair value service in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks and preferred stocks valued on June 30, 2012 at $102,516,879 were transferred from Level 1 to Level 2 in the International Equity Fund and $179,886,461 of common stocks and preferred stocks were transferred from Level 1 to Level 2 in the International Index Fund. For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of June 30, 2012 as compared to December 31, 2011.

Derivative instruments, such as futures and foreign currency contracts, are not listed separately in the Schedules of Investments and are valued at the unrealized appreciation (depreciation) on the instrument.

The Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2011 or for the six months ended June 30, 2012. The remaining Funds did not hold any Level 3 securities as of December 31, 2011 or for the six months ended June 30, 2012.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Securities purchased on a “when-issued” basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment canceled. At June 30, 2012, the Tax Advantaged Bond Fund had commitments of $15,080,903 (representing 3.39% of net assets) for when-issued securities.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Multi-class fund structure

Each Fund, other than the Tax Advantaged Bond Fund and LifePath 2050 Fund, offers eight classes of shares. The Tax Advantaged Bond Fund offers four classes of shares: Class A, Legacy Class A, Class B and Legacy Class B. The LifePath 2050 Fund offers three classes of shares: Class A, Class R-1 and Class R-2. Except for new investments in the Money Market Fund, Class A and Legacy Class A shares are offered to investors subject to an initial sales charge. The maximum offering price for Class A shares of each Fund, other than the Money Market Fund, the Bond Fund and the Tax Advantaged Bond Fund, is computed by dividing the Net Asset Value (“NAV”) by 0.95. The maximum offering price for Class A shares of the Bond Fund and the Tax Advantaged Bond Fund is computed by dividing the NAV by 0.97. The maximum offering price for Legacy Class A shares of each Fund, other than the Money Market Fund, is computed by dividing the NAV by 0.97. Class B and Legacy Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A and Legacy Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B and Legacy Class B shares automatically convert to the corresponding Class A and Legacy Class A shares eight years after issuance. Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain IRAs. Class R-1, R-2 and R-3 shares are available for purchase or exchange only by certain qualified purchasers as defined in the prospectus for Class R-1, R-2, and R-3 shares. Institutional, Class R-1, R-2 and R-3 shares are not subject to an initial sales charge or a contingent deferred sales charge.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond and Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Fund share valuation

The offering price of the shares of each Fund, other than Money Market Fund, is its NAV, plus an initial sales charge on the Class A and Legacy Class A shares. The offering price of the Money Market Fund and all Funds’ Class B, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3 shares is the NAV. A separate NAV is calculated for each class of each Fund.

The NAV for each class of each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually at 3:00 p.m., Central Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed.

Investments in Master Portfolios

Through May 11, 2012, all assets of the S&P 500 Index Fund were invested in a separate series of an unaffiliated mutual fund called the S&P 500 Stock Master Portfolio. Pursuant to shareholder approval at the December 16, 2011 Special Shareholder Meeting, the S&P 500 Index Fund elected to withdraw all assets from its Master Portfolio and invest directly in individual securities. At the close of business on May 11, 2012, the S&P 500 Index Fund received non-taxable distributions of cash and securities from the Master Portfolio with a market value of $594,913,524. As a result of the withdrawal from the Master Portfolio, paid-in-capital decreased and unrealized gains increased in the S&P 500 Index Fund by $22,442,804 reflecting adjustments made to the cost basis of distributed securities.

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. The percentage ownership in the Master Portfolios held by the Feeder Funds as of June 30, 2012 is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds
LifePath Retirement Fund	LifePath Retirement Master Portfolio	58.26%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	53.93%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	53.72%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	51.30%
LifePath 2050 Fund	LifePath 2050 Master Portfolio	41.80%

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The Master Portfolios are diversified, open-end management investment companies, each of which has an investment objective substantially similar to that of its corresponding Feeder Fund. The financial statements of each Master Portfolio, including Schedules of Investments, are included elsewhere in this report.

Each Feeder Fund records its investment in its Master Portfolio based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the MIP Notes to Financial Statements included elsewhere in this report.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes, dividends and distributions to shareholders

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

As of December 31, 2011, the Trust’s management has completed a review of uncertain tax positions taken by the Funds and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination. In addition, as of December 31, 2011, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change for the period ending December 31, 2012.

As of June 30, 2012, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$255,079,265	$50,277,922	$(14,199,525)	$36,078,397
Small/Mid Cap Equity Fund	159,239,899	29,901,565	(8,983,254)	20,918,311
International Equity Fund	97,474,985	17,202,949	(8,301,648)	8,901,301
S&P 500 Index Fund	449,055,757	191,004,267	(39,047,533)	151,956,734
Small Cap Index Fund	274,208,499	69,225,946	(47,600,688)	21,625,258
International Index Fund	181,274,612	40,456,367	(41,038,859)	(582,492)
Equity and Bond Fund	203,155,658	7,699,852	(20,428,710)	(12,728,858)
Bond Fund	598,740,432	48,494,715	(156,060)	48,338,655
Tax Advantaged Bond Fund	433,401,441	21,991,771	(598,627)	21,393,144
Money Market Fund	251,845,437	—	—	—

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Schedules of Investments which are included in this report.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

At December 31, 2011, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. If not applied, the carryforwards will expire as follows:

	Non Expiring		Year of Expiration			Total
	Short-term	Long-term	2016	2017	2018
Equity Fund	$—	$—	$50,301,208	$51,585,590	$—	$101,886,798
Small/Mid Cap Equity Fund	—	—	—	27,305,528	—	27,305,528
International Equity Fund	—	—	5,349,653	11,960,338	2,909,152	20,219,143
S&P 500 Index Fund	—	25,655	12,289,404	9,273,659	10,032,679	31,621,397
International Index Fund	476,744	3,590,255	5,140,621	7,747,891	4,077,752	21,033,263
Equity and Bond Fund	—	—	22,997	—	—	22,997
Bond Fund	—	—	—	1,181,545	—	1,181,545
LifePath 2020 Fund	—	—	—	9,408,646	—	9,408,646
LifePath 2030 Fund	—	—	—	35,273,620	—	35,273,620
LifePath 2040 Fund	—	—	—	35,534,663	—	35,534,663

Capital loss carryforwards incurred after January 1, 2012 will be premitted to carry forward indefinitely. These carryforwards must be utilized prior to carryforwards incurred before January 1, 2012. Therefore, any carryforwards incurred prior to 2012 may be more likely to expire unused.

The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, Small Cap Index Fund, Equity and Bond Fund, Bond Fund, LifePath Retirement Fund, LifePath 2020 Fund, LifePath 2030 Fund, and LifePath 2040 Fund utilized $13,363,720, $16,011,500, $1,693,290, $11,396,643, $153,304, $29,832, $32,526,832, $68,432,533, $42,317,792, and $31,960,601, respectively, of capital loss carryforwards to offset realized capital gains in 2011.

As of December 31, 2011, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long- term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Equity Fund	$278,590	$—	$29,316,867	$(102,893,833)	$(73,298,376)
Small/Mid Cap Equity Fund	—	—	17,463,830	(28,031,332)	(10,567,502)
International Equity Fund	—	—	4,576,658	(21,217,173)	(16,640,515)
S&P 500 Index Fund	702,388	—	76,121,822	(31,687,033)	45,137,177
Small Cap Index Fund	39,359	408	8,065,214	(729,062)	7,375,919
International Index Fund	102,322	—	(4,582,866)	(23,654,478)	(28,135,022)
Equity and Bond Fund	105,426	—	(22,620,939)	(22,997)	(22,538,510)
Bond Fund	48,913	—	43,544,699	(1,230,458)	42,363,154
Tax Advantaged Bond Fund	—	7,190	19,083,282	—	19,090,472
Money Market Fund	—	—	—	—	—
LifePath Retirement Fund	393,325	1,851,911	29,296,754	(103,496)	31,438,494
LifePath 2020 Fund	2,845,293	—	38,128,970	(28,915,494)	12,058,769
LifePath 2030 Fund	1,819,810	—	15,616,677	(37,386,937)	(19,950,450)
LifePath 2040 Fund	996,927	—	(2,946,956)	(37,662,773)	(39,612,802)
LifePath 2050 Fund	60,016	59,230	(313,413)	(186,606)	(380,773)

The difference between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2011 relates to one or more of the following: short-term capital gains, forward foreign currency contracts, mark-to-market of Passive Foreign Investment Companies (“PFICs”), post-October loss deferrals, return of capital transactions, amortization for GAAP but not for federal income tax purposes and nondeductible start-up expenses.

From November 1, 2011 through December 31, 2011, the Equity Fund incurred $1,007,035 in realized losses, the Small Mid/Cap Fund incurred $725,804 in realized losses, the International Equity Fund incurred $998,030 in realized losses, the S&P 500 Index Fund incurred $65,636 in realized losses, the Small Cap Index Fund incurred $133 in specified losses and $728,931 in realized losses, the International Index Fund incurred $121,210 in specified losses and $2,500,005 in realized losses, the LifePath Retirement Fund incurred $2,157 in specified losses and $101,339 in realized losses, the LifePath

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

2020 Fund incurred $1,824 in specified losses and $19,505,024 in realized losses, the LifePath 2030 Fund incurred $1,841 in specified losses and $2,111,476 in realized losses, the LifePath 2040 Fund incurred $2,119 in specified losses and $2,125,991 in realized losses, and the LifePath 2050 Fund incurred $541 in specified losses and $186,065 in realized losses. As permitted by tax regulations, the Funds elected to defer these losses and treat them as arising on January 1, 2012.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the recognition of net realized losses, net operating losses, the timing of Fund distributions, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

As of December 31, 2011, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Accumulated Undistributed Net Investment Income (Loss)
Small/Mid Cap Equity Fund	$(496,409)	$49,298	$—	$447,111
International Equity Fund	(130,117)	(783,580)	—	913,697
S&P 500 Index Fund	(43,973)	128,843	—	(84,870)
Small Cap Index Fund	(20,369)	104,598	—	(84,229)
International Index Fund	—	(912,562)	—	912,562
Equity and Bond Fund	—	91,292	—	(91,292)
LifePath Retirement Fund	—	(5,998)	—	5,998
LifePath 2020 Fund	—	(6,465)	—	6,465
LifePath 2030 Fund	—	(3,305)	—	3,305
LifePath 2040 Fund	—	(943)	—	943
LifePath 2050 Fund	—	1,223	—	(1,223)

The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, LifePath 2020 Fund, LifePath 2030 Fund, LifePath 2040 Fund and LifePath 2050 Fund declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond Fund, Tax Advantaged Bond Fund and Money Market Fund declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are paid at least annually.

The LifePath Retirement Fund declares and distributes dividends quarterly and capital gain distributions, if any, at least annually.

The tax character of distributions was designated as follows for the year ended December 31, 2011:

2011	Tax Exempt Income	Ordinary Income	Long-term Capital Gain	Total
Tax Advantaged Bond Fund	$8,478,033	$—	$35,765	$8,513,798
Equity and Bond Fund	—	2,832,237	—	2,832,237
LifePath 2050 Fund	—	862,721	2,067,895	2,930,616

For the remaining Funds, the tax distributions of ordinary income were the same as the distributions from net investment income reflected in the Statement of Changes in Net Assets for the year ended December 31, 2011.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2012. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is remote.

Line of Credit

State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund may not borrow money from Auto Company under the agreement. Auto Company will not lend more than $50 million at any one time to the Funds and to the other mutual funds advised by SFIMC. Under the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a rate equal to the current 30-day A1+/P1 Commercial Paper Index. The Funds did not borrow under the Line of Credit Agreement during the six months ended June 30, 2012.

Financial instruments

The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds engaged in transaction hedging and the International Index Fund engaged in portfolio hedging with the objective to protect against variations in exchange rates. Transaction hedging involved the purchase and sale of forward foreign currency contracts between trade date and settlement date on security transactions. Portfolio hedging involved selling forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statements of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedule of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2012, the fair value of derivative instruments, which are also disclosed in Note 4 under Futures and foreign currency contracts, was as follows:

		Asset Derivatives			Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statements of Assets and Liabilities Location	Value		Statements of Assets and Liabilities Location	Value
International Equity Fund	Forward Foreign Currency Contracts	Unrealized gain on forward foreign currency contracts	$2,015		Unrealized loss on forward foreign currency contracts	$1,079

Total			$2,015			$1,079

		Variation Margin;			Variation Margin;
S&P 500 Index Fund	Stock Index Futures Contracts	Analysis of Net Assets - Net Unrealized Appreciation	$697,654	(a)	Analysis of Net Assets - Net Unrealized Depreciation	$—

Total			$697,654			$—

		Variation Margin;			Variation Margin;
Small Cap Index Fund	Stock Index Futures Contracts	Analysis of Net Assets - Net Unrealized Appreciation	$227,974	(a)	Analysis of Net Assets - Net Unrealized Depreciation	$—

Total			$227,974			$—

International Index Fund	Forward Foreign Currency Contracts	Unrealized gain on forward foreign currency contracts	$3,947		Unrealized loss on forward foreign currency contracts	$3,078

		Variation Margin;			Variation Margin;
International Index Fund	Stock Index Futures Contracts	Analysis of Net Assets- Net Unrealized Appreciation	228,279	(a)	Analysis of Net Assets - Net Unrealized Depreciation	—

Total			$232,226			$3,078

(a) Represents cumulative unrealized gain (loss) of futures contracts. Variation margin disclosed on the Statements of Assets and Liabilities is for the last day of the period.

As of June 30, 2012, the effect of derivative instruments on the Statements of Operations was as follows:

Fund	Derivatives not accounted for as hedging instruments	Amount of Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
		Futures	Forward Currency Contracts	Futures	Forward Currency Contracts
International Equity Fund	Forward Foreign Currency Contracts	$—	$(12,114)	$—	$(190,065)
S&P 500 Index Fund	Stock Index Futures Contracts	(2,321)	—	737,109	—
Small Cap Index Fund	Stock Index Futures Contracts	(107,128)	—	221,555	—
International Index Fund	Forward Foreign Currency Contracts	—	(34,607)	—	7,116
International Index Fund	Stock Index Futures Contracts	(103,180)	—	202,557	—

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2012, the average quarterly balance of outstanding derivative instruments was as follows:

	Futures Contracts		Foreign Currency Contracts
Fund	Average Number of Contracts Purchased	Average Notional Value of Contracts Purchased	Average Number of Contracts Purchased	Average U.S. Dollar Amount of Contracts Purchased	Average Number of Contracts Sold	Average U.S. Dollar Amount of Contracts Sold
International Equity Fund	—	$—	5	$551,548	7	$308,780
S&P 500 Index Fund (a)	254	16,842,405	—	—	—	—
Small Cap Index Fund	50	3,880,095	—	—	—	—
International Index Fund	77	4,139,432	4	687,333	7	1,359,667
(a) Average quarterly balance reflects the period May 12, 2012 to June 30, 2012.

Investment Advisory and Management Services Agreement

The Trust has entered into an investment advisory and management services agreement with SFIMC, which serves as the Trust’s investment adviser and conducts the business and affairs of the Trust. Each Fund pays SFIMC an investment advisory and management services fee based upon that Fund’s average daily net assets. The fee is accrued daily and paid to SFIMC monthly. The rates for the Feeder Funds include the fee for BlackRock Fund Advisors (“BlackRock”) investment advisory services to the Master Portfolios.

Equity Fund	0.60%	Tax Advantaged Bond Fund	0.10%
Small/Mid Cap Equity Fund	0.80%	Money Market Fund	0.10%
International Equity Fund	0.80%	LifePath Retirement Fund	0.70%
S&P 500 Index Fund	0.18%	LifePath 2020 Fund	0.70%
Small Cap Index Fund	0.35%	LifePath 2030 Fund	0.70%
International Index Fund	0.50%	LifePath 2040 Fund	0.70%
Equity and Bond Fund	None	LifePath 2050 Fund	0.70%
Bond Fund	0.10%

Effective May 12, 2012, investment advisory and management services for the S&P 500 Index Fund decreased from 0.20% of average daily net assets to 0.18% of average daily net assets.

SFIMC does not receive an investment advisory and management services fee for performing its services for the Equity and Bond Fund. However, SFIMC receives investment advisory and management services fees from managing the underlying funds into which the Equity and Bond Fund invests. The Equity and Bond Fund pays no sales loads or similar compensation to SFIMC to acquire shares of each Fund in which it invests. Because the Underlying Funds have varied expenses and fee levels and the Equity and Bond Fund may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Equity and Bond Fund will vary.

SFIMC has engaged Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”) as the investment sub-advisers to provide day-to-day portfolio management for the Equity Fund; Bridgeway and Rainier Investment Management, Inc. (“Rainier”) as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund; Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”) as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund; BlackRock as the investment sub-adviser to provide day-to-day portfolio management for the S&P 500 Index Fund; and Northern Trust Investments, Inc. (“Northern Trust”) as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Index Fund and International Index Fund.

In accordance with the investment objective of the Fund or Funds each sub-advises, Bridgeway, Westwood, Rainier, Marsico, Northern Cross, BlackRock, and Northern Trust determine which securities to buy and sell, select the brokers and dealers to effect the transactions, and negotiate commissions. Bridgeway’s, Westwood’s, Rainier’s, Marsico’s, Northern Cross’s, BlackRock’s, and Northern Trust’s sub-advisory fees for managing the respective portfolios are paid by SFIMC. No additional advisory fees are charged to the Funds for the services of the sub-advisers.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

For the six months ended June 30, 2012, the following fees were earned by Bridgeway, Westwood, Rainier, Marsico, Northern Cross, BlackRock and Northern Trust for providing sub-advisory services (although not all amounts indicated were paid during that period):

	Bridgway	Westwood	Rainier	Marsico	Northern Cross	BlackRock	Northern Trust
Equity Fund	$326,280	$253,235	$—	$—	$—	$—	$—
Small Mid/Cap Equity Fund	262,125	—	271,436	—	—	—	—
International Equity Fund	—	—	—	131,516	170,863	—	—
S&P 500 Index Fund (a)	—	—	—	—	—	17,432	—
Small Cap Index Fund	—	—	—	—	—	—	169,173
International Index Fund	—	—	—	—	—	—	116,329

Total Sub-Advisory Fees	$588,405	$253,235	$271,436	$131,516	$170,863	$17,432	$285,502
(a) Fees earned reflect the period May 12, 2012 to June 30, 2012.

Distribution and Shareholder Services Agreements

The Trust has entered into a distribution and service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 with State Farm VP Management Corp. (“VP Management Corp.”). Under terms of this plan, each Fund pays VP Management Corp. an annual fee based on a specified percentage of average daily net assets, up to the following amounts (not all Funds offer all classes shown):

	Class A	Class B	Legacy Class A	Legacy Class B	Class R-1	Class R-2
Money Market Fund	0.15%	0.55%	0.15%	0.55%	0.40%	0.20%
Bond Fund and Tax Advantaged Bond Fund	0.25%	0.65%	0.25%	0.65%	0.50%	0.30%
LifePath Retirement Fund	0.25%	0.75%	0.25%	0.65%	0.50%	0.30%
All Other Funds	0.25%	0.95%	0.25%	0.65%	0.50%	0.30%

Through April 4, 2012, the distribution and service (12b-1) fees for LifePath Retirement Fund Class B shares were 0.95% of average daily net assets.

For the period January 1, 2008, through December 31, 2010, distribution and service (12b-1) fees for Class B shares of the Small/Mid Cap Equity Fund, International Equity Fund and Equity and Bond Fund decreased from 0.95% of average daily net assets to 0.85% of average daily net assets.

The annual fee amount is payable to VP Management Corp. by each Fund only to the extent VP Management Corp. has incurred distribution expenses to be reimbursed. Any distribution expenses incurred by VP Management Corp. and not otherwise reimbursed by the Funds under the distribution plan can be carried forward and reimbursed in a later time period in amounts not to exceed the annual fee percentages outlined above. At June 30, 2012, VP Management Corp. had not been reimbursed for the following amounts (the TOTAL below is the cumulative amount of unreimbursed distribution expenses incurred since the commencement of operations of the Trust, although the total amount incurred by Fund depends upon the timing of commencement of the applicable section of the distribution plan for each such Fund and its classes):

Equity Fund	$8,328,689	Tax Advantaged Bond Fund	11,268,324
Small/Mid Cap Equity Fund	8,361,473	Money Market Fund	12,223,460
International Equity Fund	6,068,433	LifePath Retirement Fund	13,273,566
S&P 500 Index Fund	26,997,951	LifePath 2020 Fund	30,489,657
Small Cap Index Fund	14,056,581	LifePath 2030 Fund	23,201,597
International Index Fund	9,674,833	LifePath 2040 Fund	16,022,341
Equity and Bond Fund	10,977,769	LifePath 2050 Fund	676,426

Bond Fund	14,706,264	TOTAL	$206,327,364

The Trust has a separate shareholder services agreement with SFIMC. Each Fund, except the Equity and Bond Fund, pays SFIMC a fee of 0.25% of average daily net assets of Class A, Class B, Legacy Class A, Legacy Class B and Institutional shares and, for the current year, 0.32% of Class R-1, Class R-2 and Class R-3 shares. The Equity and Bond Fund does not directly pay SFIMC any shareholder services fee for Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares and, for the current year, directly pays 0.07% of average daily net assets of Class R-1, Class R-2 and Class R-3 shares. However, SFIMC receives a shareholder services fee from managing the Equity Fund and Bond Fund into which the Equity and Bond Fund invests. Additionally, SFIMC receives proceeds from the account fee imposed on certain shareholders of the Trust.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Related Party Disclosure

As of June 30, 2012, Auto Company, the parent company of SFIMC, owned more than 10% of the outstanding shares of each Class of the following Funds:

	Class A	Class B	Legacy Class A	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3
Equity Fund	—	62.38%	—	—	—	34.65%	—	40.26%
Small/Mid Cap Equity Fund	19.06%	80.92%	25.48%	47.62%	—	33.87%	13.66%	62.91%
International Equity Fund	29.95%	88.93%	40.50%	72.90%	19.53%	43.64%	20.22%	63.04%
S&P 500 Index Fund	—	59.29%	—	—	—	19.61%	—	52.32%
Small Cap Index Fund	17.26%	77.38%	17.45%	47.02%	—	33.27%	16.05%	61.99%
International Index Fund	17.58%	79.00%	23.63%	53.83%	—	32.81%	17.13%	65.57%
Equity and Bond Fund	18.44%	84.18%	13.81%	52.73%	—	36.87%	19.41%	69.26%
Bond Fund	—	49.24%	—	57.24%	—	28.06%	13.41%	53.56%
Tax Advantaged Bond Fund	—	58.97%	37.27%	95.44%
Money Market Fund	—	80.32%	—	35.58%	—	17.38%	—	42.17%
LifePath Retirement Fund	—	—	—	—	—	—	—	12.59%
LifePath 2050 Fund	—					33.96%	23.83%	—

Officers and Trustees

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

Expense Reduction Agreements

For the Class A, Class B, Legacy Class A, Legacy Class B and Institutional shares of all Funds, SFIMC has agreed to reimburse each Class if, and to the extent, the Class’s total annual operating expenses (for the Feeder Funds, this includes net expenses incurred at the Master Portfolio and Underlying Fund levels as applicable) exceed the percentage of each Class’s average net assets indicated in the table below.

	Class A	Class B	Legacy Class A	Legacy Class B	Institutional
Equity Fund	1.20%	1.90%	1.20%	1.60%	0.95%
Small/Mid Cap Equity Fund	1.40%	2.10%	1.40%	1.80%	1.15%
International Equity Fund	1.50%	2.20%	1.50%	1.90%	1.25%
S&P 500 Index Fund (a)	0.78%	1.48%	0.78%	1.18%	0.53%
Small Cap Index Fund	0.95%	1.65%	0.95%	1.35%	0.70%
International Index Fund (b)	1.20%	1.90%	1.20%	1.60%	0.95%
Equity and Bond Fund	0.25%	0.95%	0.25%	0.65%	—
Bond Fund	0.70%	1.10%	0.70%	1.10%	0.45%
Tax Advantaged Bond Fund	0.70%	1.10%	0.70%	1.10%	—
Money Market Fund	0.60%	1.00%	0.60%	1.00%	0.45%
LifePath Retirement Fund (c)	1.30%	1.80%	1.30%	1.70%	1.05%
LifePath 2020 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2030 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2040 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2050 Fund	1.30%	—	—	—	—

(a)      Through May 11, 2012, the expense reimbursement threshold for S&P 500 Index Fund Class A, Class B, Legacy Class A, Legacy Class B and Institutional was 0.80%, 1.50%, 0.80%, 1.20% and 0.55% respectively.

(b)      Through April 30, 2009, the expense reimbursement threshold for International Index Fund Class A, Class B, Legacy Class A, Legacy Class B and Institutional was 1.15%, 1.85%, 1.15%, 1.55% and 0.90% respectively.

(c)      Through April 4, 2012, the expense reimbursement threshold for LifePath Retirement Fund Class B was 2.00%.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

For all Class R shares, SFIMC has agreed to reimburse each Class for any expenses incurred by the Class, other than management fees, administrative fees charged by the Master Portfolios, distribution (12b-1) fees, and shareholder services fees, that exceed the following percentage of the Class’s average daily assets:

Fund	Expense Reimbursement Threshold	Fund	Expense Reimbursement Threshold
Equity Fund	0.10%	Money Market Fund	0.10%
Small/Mid Cap Equity Fund	0.10%	LifePath Retirement Fund	0.10%
International Equity Fund	0.20%	LifePath 2020 Fund	0.10%
S&P 500 Index Fund	0.10%	LifePath 2030 Fund	0.10%
Small Cap Index Fund	0.10%	LifePath 2040 Fund	0.10%
International Index Fund (a)	0.20%	LifePath 2050 Fund	0.10%
Bond Fund	0.10%

(a) Through April 30, 2009, the expense reimbursement threshold for International Index Fund Class R shares was 0.15%

SFIMC has agreed to reimburse all expenses directly incurred by all Class R shares of the Equity and Bond Fund excluding distribution and shareholder services fees directly incurred by the Equity and Bond Fund.

Beginning in late January 2009, the daily interest income on securities held by the Money Market Fund fell to a level below the amount of operating expenses incurred by the Money Market Fund. Since that time, SFIMC and VP Management Corp. have been voluntarily waiving portions of their fees in amounts necessary to keep the daily net investment income of the Money Market Fund from falling below zero.

The above arrangements are voluntary and may be eliminated by SFIMC or VP Management Corp. at any time.

BlackRock has contractually agreed to waive the investment advisory fees charged to the LifePath Master Portfolios in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through April 30, 2013.

BlackRock has also contractually agreed to provide an offsetting credit against the investment advisory fees BlackRock receives from the LifePath Master Portfolios in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by the LifePath Master Portfolios through April 30, 2022. BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BlackRock and administrator of certain of the Underlying Funds, has contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2013.

BlackRock and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Effective October 2, 2007, BTC began voluntarily waiving a portion of its administration fees payable by the Active Stock Master Portfolio in an amount sufficient to maintain the investment advisory fees of the LifePath Master Portfolios, which are not to exceed 0.35% of the average daily net assets of each LifePath Master Portfolio. This arrangement is voluntary and may be terminated by BTC at any time. During the periods from July 3, 2008 through July 15, 2008 and October 6, 2010 through October 27, 2010, BlackRock voluntarily waived a portion of its investment advisory fees payable by the Active Stock Master Portfolio.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

3.	Investment transactions

For the six months ended June 30, 2012, investment transactions (exclusive of short-term instruments) were as follows:

	Purchases (excluding U.S. Government Obligations)	Sales (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales of U.S. Government Obligations
Equity Fund	$101,098,754	$98,212,849	$—	$—
Small/Mid Cap Equity Fund	82,996,768	81,715,665	—	—
International Equity Fund	22,543,138	23,091,814	—	—
S&P 500 Index Fund (a)	4,061,223	3,023,953	—	—
Small Cap Index Fund	35,413,946	38,546,157	—	—
International Index Fund	2,874,514	2,391,071	—	—
Equity and Bond Fund	4,350,000	1,600,000	—	—
Bond Fund	113,450,851	21,192,034	—	—
Tax Advantaged Bond Fund	117,816,033	4,230,000	—	—
(a) Investment transactions reflect the period May 12, 2012 to June 30, 2012.

4.	Futures and foreign currency contracts

As of June 30, 2012, the International Equity Fund and International Index Fund had the following open forward foreign currency contracts. See Note 2 under Financial Instruments:

International Equity Fund

Foreign amount Purchased (Sold)	Currency	Counterparty	Settlement Date	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
15,518	British Pound	JPMorgan Chase Bank N.A	07/03/2012	(24,046)	$257	$—
15,834	British Pound	JPMorgan Chase Bank N.A	07/03/2012	(24,536)	262	—
72,496	British Pound	JPMorgan Chase Bank N.A	07/02/2012	(112,853)	686	—
2,967	British Pound	State Street Bank and Trust Company	07/03/2012	(4,603)	43	—
4,670	British Pound	State Street Bank and Trust Company	07/02/2012	(7,270)	43	—
90,395	British Pound	UBS AG	07/03/2012	(141,856)	—	(285)
22,132	Euro	UBS AG	07/03/2012	(28,017)	—	(9)
90,975	Swedish Krona	JPMorgan Chase Bank N.A	07/03/2012	(12,871)	280	—
24,286	Swedish Krona	UBS AG	07/03/2012	(3,511)	1	—
(46,953)	British Pound	JPMorgan Chase Bank N.A	07/03/2012	72,758	—	(776)
(114,591)	British Pound	UBS AG	07/05/2012	179,827	360	—
(2,101)	Hong Kong Dollar	State Street Bank and Trust Company	07/03/2012	271	—	(1)
(1,141,958)	Japanese Yen	State Street Bank and Trust Company	07/02/2012	14,367	81	—
(849,984)	Japanese Yen	State Street Bank and Trust Company	07/02/2012	10,626	—	(8)
(23,243)	Swiss Franc	UBS AG	07/05/2012	24,490	2	—

				Total	$2,015	$(1,079)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

International Index Fund

Foreign amount Purchased (Sold)	Currency	Counterparty	Settlement Date	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
40,403	Australian Dollar	UBS AG	09/19/2012	(40,000)	$1,057	$—
111,845	British Pound	UBS AG	09/19/2012	(174,000)	1,129	—
289,600	Euro	Citibank N.A.	09/19/2012	(365,000)	1,761	—
134,135	Euro	Morgan Stanley and Co. Inc.	09/19/2012	(170,000)	—	(125)
139,598	Hong Kong Dollar	Citibank N.A.	09/19/2012	(18,000)	—	(1)
17,427,740	Japanese Yen	Morgan Stanley and Co. Inc.	09/19/2012	(220,000)	—	(1,743)
12,708,560	Japanese Yen	UBS AG	09/19/2012	(160,000)	—	(844)
(94,124)	Swiss Franc	Citibank N.A.	09/19/2012	99,000	—	(365)

				Total	$3,947	$(3,078)

The S&P 500 Index, Small Cap Index and International Index Funds had the following open futures contracts at June 30, 2012:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
S&P 500 Index Fund	S&P 500 Mini	268	$17,478,106	$18,175,760	Long	September ‘12	$697,654

Total							$697,654

Small Cap Index Fund	Russell 2000 Mini	65	$4,942,126	$5,170,100	Long	September ‘12	$227,974

Total							$227,974

International Index Fund	ASX SPI 200 Index	6	634,672	622,851	Long	September ‘12	$(11,821)
International Index Fund	Euro Stoxx 50	64	1,726,712	1,826,368	Long	September ‘12	99,656
International Index Fund	FTSE 100 Index	18	1,522,805	1,556,973	Long	September ‘12	34,168
International Index Fund	Hang Seng Index	2	245,817	250,698	Long	July ‘12	4,881
International Index Fund	Nikkei 225 Index	8	420,279	449,115	Long	September ‘12	28,836
International Index Fund	TOPIX Index	8	697,066	769,625	Long	September ‘12	72,559

Total							$228,279

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

5.	Fund share transactions

At June 30, 2012, the Funds were authorized to issue an unlimited number of shares (no par value) in an unlimited number of classes. Proceeds and payments on Fund shares as shown in the Statements of Changes in Net Assets are in respect of the following number of shares and dollars by class:

Six months ended June 30, 2012:

	Class A Dollar Amounts				Class A Share Amounts
2012	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$6,875,668	$(12)	$3,777,399	$3,098,257	1,107,545	(2)	612,957	494,586
Small/Mid Cap Equity Fund	6,088,366	(7)	3,608,601	2,479,758	621,396	(1)	372,100	249,295
International Equity Fund	2,592,011	(375)	2,583,037	8,599	286,364	(44)	287,729	(1,409)
S&P 500 Index Fund	18,089,946	(708)	10,084,812	8,004,426	1,771,747	(77)	990,845	780,825
Small Cap Index Fund	5,484,253	(24)	3,423,487	2,060,742	448,203	(2)	281,287	166,914
International Index Fund	4,785,182	(24)	3,391,116	1,394,042	496,398	(3)	350,425	145,970
Equity and Bond Fund	6,316,405	156,339	4,053,570	2,419,174	755,562	18,644	482,940	291,266
Bond Fund	85,601,558	3,126,519	17,178,659	71,549,418	7,329,688	267,173	1,472,072	6,124,789
Tax Advantaged Bond Fund	126,961,113	2,990,351	16,237,204	113,714,260	10,782,930	253,681	1,381,039	9,655,572
Money Market Fund	93,345,965	—	100,993,848	(7,647,883)	93,345,965	—	100,993,847	(7,647,882)
LifePath Retirement Fund	74,074,707	3,151,358	26,157,653	51,068,412	6,128,422	260,513	2,167,933	4,221,002
LifePath 2020 Fund	100,403,059	(4,452)	35,119,538	65,279,069	7,498,471	(344)	2,627,730	4,870,397
LifePath 2030 Fund	85,502,858	(2,096)	33,725,899	51,774,863	6,299,212	(161)	2,492,377	3,806,674
LifePath 2040 Fund	53,118,469	(32,850)	21,820,187	31,265,432	3,878,268	(2,340)	1,592,680	2,283,248
LifePath 2050 Fund	19,587,174	(1,502)	5,558,215	14,027,457	2,117,637	(170)	604,787	1,512,680

	Class B Dollar Amounts				Class B Share Amounts
2012	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$160,874	$—	$100,813	$60,061	26,077	—	16,525	9,552
Small/Mid Cap Equity Fund	207,605	—	153,471	54,134	22,040	—	16,323	5,717
International Equity Fund	101,944	—	61,483	40,461	11,379	—	6,920	4,459
S&P 500 Index Fund	661,755	5	377,133	284,627	64,881	1	36,982	27,900
Small Cap Index Fund	189,132	—	190,909	(1,777)	15,715	—	15,845	(130)
International Index Fund	139,608	3	169,449	(29,838)	14,231	1	17,394	(3,162)
Equity and Bond Fund	249,044	1,501	81,069	169,476	29,683	179	9,650	20,212
Bond Fund	1,077,213	63,932	359,321	781,824	92,507	5,468	30,791	67,184
Tax Advantaged Bond Fund	801,361	23,574	80,300	744,635	68,090	2,001	6,836	63,255
Money Market Fund	73,895	—	188,569	(114,674)	73,895	—	188,569	(114,674)
LifePath Retirement Fund	1,036,676	52,066	551,270	537,472	85,364	4,288	45,431	44,221
LifePath 2020 Fund	2,660,255	176	1,427,648	1,232,783	199,844	14	107,601	92,257
LifePath 2030 Fund	3,266,933	(112)	1,898,506	1,368,315	242,049	(9)	140,893	101,147
LifePath 2040 Fund	3,381,481	(2,512)	2,021,663	1,357,306	248,260	(189)	148,523	99,548

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Legacy Class A Dollar Amounts				Legacy Class A Share Amounts
2012	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$4,365,924	$(30)	$4,596,599	$(230,705)	680,664	(5)	720,022	(39,363)
Small/Mid Cap Equity Fund	3,291,313	—	3,435,861	(144,548)	342,434	—	358,280	(15,846)
International Equity Fund	1,275,923	(1,074)	1,866,653	(591,804)	139,771	(129)	206,922	(67,280)
S&P 500 Index Fund	19,588,062	(1,307)	18,583,628	1,003,127	1,912,472	(142)	1,824,644	87,686
Small Cap Index Fund	7,334,424	(444)	8,343,818	(1,009,838)	604,122	(44)	689,596	(85,518)
International Index Fund	3,462,799	(232)	4,717,261	(1,254,694)	356,207	(20)	485,810	(129,623)
Equity and Bond Fund	4,475,664	311,704	4,186,552	600,816	530,553	36,845	496,578	70,820
Bond Fund	12,315,693	1,870,412	8,816,875	5,369,230	1,054,660	159,795	754,964	459,491
Tax Advantaged Bond Fund	10,030,222	611,212	2,244,823	8,396,611	852,418	51,928	191,024	713,322
Money Market Fund	13,592,898	—	21,913,509	(8,320,611)	13,592,898	—	21,913,509	(8,320,611)
LifePath Retirement Fund	15,330,884	1,979,787	16,581,548	729,123	1,244,337	160,458	1,347,218	57,577
LifePath 2020 Fund	23,207,005	1,077	18,955,733	4,252,349	1,738,171	84	1,424,846	313,409
LifePath 2030 Fund	18,512,321	(396)	14,170,495	4,341,430	1,364,599	(30)	1,045,352	319,217
LifePath 2040 Fund	13,328,661	687	11,991,153	1,338,195	971,674	53	871,360	100,367

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2012	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$350,155	$—	$2,621,984	$(2,271,829)	55,079	—	411,454	(356,375)
Small/Mid Cap Equity Fund	332,565	—	1,956,796	(1,624,231)	37,597	—	215,349	(177,752)
International Equity Fund	59,326	—	650,374	(591,048)	6,623	—	72,228	(65,605)
S&P 500 Index Fund	1,288,620	—	13,118,374	(11,829,754)	125,968	—	1,278,421	(1,152,453)
Small Cap Index Fund	488,340	—	5,061,197	(4,572,857)	42,301	—	426,450	(384,149)
International Index Fund	168,419	—	2,093,504	(1,925,085)	17,440	—	215,575	(198,135)
Equity and Bond Fund	445,400	24,499	2,924,901	(2,455,002)	52,808	2,892	346,584	(290,884)
Bond Fund	691,946	188,805	4,517,293	(3,636,542)	59,321	16,124	386,859	(311,414)
Tax Advantaged Bond Fund	271,782	12,958	253,561	31,179	23,076	1,101	21,603	2,574
Money Market Fund	981,839	—	2,443,937	(1,462,098)	981,839	—	2,443,937	(1,462,098)
LifePath Retirement Fund	1,005,995	153,335	8,286,628	(7,127,298)	81,398	12,406	671,352	(577,548)
LifePath 2020 Fund	1,300,456	(1)	12,955,960	(11,655,505)	97,586	—	973,356	(875,770)
LifePath 2030 Fund	1,390,557	(36)	9,104,197	(7,713,676)	102,706	(3)	673,400	(570,697)
LifePath 2040 Fund	1,288,218	—	6,381,615	(5,093,397)	94,250	—	463,738	(369,488)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Institutional Shares Dollar Amounts				Institutional Shares Share Amounts
2012	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$4,009,168	$2	$2,296,004	$1,713,166	647,281	1	364,350	282,932
Small/Mid Cap Equity Fund	3,059,640	7	1,597,010	1,462,637	309,476	1	160,993	148,484
International Equity Fund	1,571,650	809	664,831	907,628	174,519	95	73,500	101,114
S&P 500 Index Fund	8,837,800	915	4,125,873	4,712,842	864,206	105	401,234	463,077
Small Cap Index Fund	3,570,758	376	2,914,879	656,255	292,196	37	238,604	53,629
International Index Fund	2,220,303	363	1,943,122	277,544	227,035	34	201,033	26,036
Equity and Bond Fund	2,155,658	96,833	1,191,815	1,060,676	257,494	11,555	143,673	125,376
Bond Fund	22,779,628	1,117,363	6,189,554	17,707,437	1,953,777	95,547	529,877	1,519,447
Money Market Fund	26,537,391	232	30,177,415	(3,639,792)	26,537,392	232	30,177,415	(3,639,791)
LifePath Retirement Fund	8,927,867	609,297	5,988,915	3,548,249	726,557	49,373	485,892	290,038
LifePath 2020 Fund	14,396,684	(211)	7,383,315	7,013,158	1,073,029	(15)	549,992	523,022
LifePath 2030 Fund	15,033,639	3,077	5,741,838	9,294,878	1,099,423	239	421,387	678,275
LifePath 2040 Fund	18,465,448	1,358	8,305,560	10,161,246	1,332,914	105	602,494	730,525

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2012	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$354,731	$—	$475,808	$(121,077)	57,054	—	76,712	(19,658)
Small/Mid Cap Equity Fund	385,090	—	469,284	(84,194)	41,280	—	49,331	(8,051)
International Equity Fund	264,296	—	398,057	(133,761)	29,425	—	43,576	(14,151)
S&P 500 Index Fund	980,627	—	1,459,854	(479,227)	96,496	—	142,144	(45,648)
Small Cap Index Fund	519,431	—	413,547	105,884	42,050	—	34,189	7,861
International Index Fund	504,629	—	483,301	21,328	51,533	—	50,661	872
Equity and Bond Fund	258,495	4,488	237,472	25,511	31,269	542	28,689	3,122
Bond Fund	914,538	33,328	897,403	50,463	78,532	2,849	77,061	4,320
Money Market Fund	1,416,025	—	1,238,400	177,625	1,416,025	—	1,238,400	177,625
LifePath Retirement Fund	921,199	32,495	1,132,457	(178,763)	75,986	2,679	93,321	(14,656)
LifePath 2020 Fund	3,471,182	—	2,613,489	857,693	261,495	—	195,090	66,405
LifePath 2030 Fund	3,154,243	—	2,960,038	194,205	233,908	—	217,655	16,253
LifePath 2040 Fund	2,619,038	—	2,514,929	104,109	191,010	—	183,222	7,788
LifePath 2050 Fund	549,439	—	458,504	90,935	59,185	—	49,113	10,072

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2012	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$951,966	$—	$339,732	$612,234	154,547	—	55,131	99,416
Small/Mid Cap Equity Fund	1,596,618	—	624,550	972,068	168,888	—	64,449	104,439
International Equity Fund	819,582	—	592,128	227,454	91,636	—	64,595	27,041
S&P 500 Index Fund	2,560,579	—	2,177,960	382,619	253,013	—	215,182	37,831
Small Cap Index Fund	885,051	—	685,443	199,608	73,152	—	56,675	16,477
International Index Fund	1,090,826	—	926,013	164,813	115,171	—	97,202	17,969
Equity and Bond Fund	1,229,323	14,496	385,613	858,206	149,000	1,749	46,651	104,098
Bond Fund	2,426,672	81,880	1,030,658	1,477,894	208,364	7,002	88,709	126,657
Money Market Fund	2,695,144	—	2,240,311	454,833	2,695,144	—	2,240,311	454,833
LifePath Retirement Fund	3,524,712	120,620	3,426,146	219,186	287,241	9,753	277,871	19,123
LifePath 2020 Fund	6,116,387	—	3,215,343	2,901,044	460,838	—	240,754	220,084
LifePath 2030 Fund	7,592,261	—	1,962,550	5,629,711	564,414	—	145,539	418,875
LifePath 2040 Fund	4,593,602	—	2,087,627	2,505,975	337,164	—	151,905	185,259
LifePath 2050 Fund	1,178,276	—	391,918	786,358	128,735	—	43,724	85,011

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2012	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$140,207	$—	$94,487	$45,720	23,115	—	15,439	7,676
Small/Mid Cap Equity Fund	58,004	—	65,881	(7,877)	5,911	—	6,722	(811)
International Equity Fund	102,157	—	90,383	11,774	11,441	—	10,269	1,172
S&P 500 Index Fund	302,773	—	134,769	168,004	30,142	—	13,243	16,899
Small Cap Index Fund	74,229	—	85,371	(11,142)	6,091	—	7,049	(958)
International Index Fund	57,899	—	30,157	27,742	5,989	—	3,202	2,787
Equity and Bond Fund	57,978	2,079	21,259	38,798	7,048	250	2,554	4,744
Bond Fund	252,899	13,365	95,623	170,641	21,674	1,142	8,148	14,668
Money Market Fund	219,031	7	345,722	(126,684)	219,032	7	345,722	(126,683)
LifePath Retirement Fund	496,147	12,715	339,374	169,488	40,749	1,032	27,841	13,940
LifePath 2020 Fund	1,082,343	—	993,774	88,569	82,162	—	75,172	6,990
LifePath 2030 Fund	560,965	—	93,531	467,434	41,142	—	6,954	34,188
LifePath 2040 Fund	316,699	—	202,678	114,021	22,784	—	14,629	8,155

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The following reflects the conversion of Class B, Legacy Class B and Class R-1 shares (reflected as Redemptions) into Class A, Legacy Class A and Class R-2 shares (reflected as Sales), respectively, for the six months ended June 30, 2012.

Fund	Class A Dollar Amounts	Class A Share Amounts	Legacy Class A Dollar Amounts	Legacy Class A Share Amounts	Class R-2 Dollar Amounts	Class R-2 Share Amounts
Equity Fund	$—	—	$1,942,954	302,861	$175,710	27,887
Small/Mid Cap Equity Fund	514	53	1,363,175	142,070	254,343	25,843
International Equity Fund	253	29	406,328	44,565	183,587	19,748
S&P 500 Index Fund	1,472	146	10,128,877	988,703	778,200	75,553
Small Cap Index Fund	167	14	3,850,257	317,534	215,187	17,865
International Index Fund	—	—	1,448,369	149,540	283,385	30,227
Equity and Bond Fund	2,941	345	2,094,257	248,449	122,330	14,662
Bond Fund	1,009	86	3,295,344	282,279	585,961	50,409
Tax Advantaged Bond Fund	—	—	236,612	20,163	—	—
Money Market Fund	—	—	1,001,289	1,001,289	412,593	412,593
LifePath Retirement Fund	9,559	789	6,445,087	523,281	642,449	51,944
LifePath 2020 Fund	2,953	216	9,520,822	714,010	1,007,098	74,439
LifePath 2030 Fund	10,579	777	6,452,576	475,223	1,446,471	105,322
LifePath 2040 Fund	1,625	119	3,863,127	280,245	1,077,058	77,960
LifePath 2050 Fund	—	—	—	—	274,513	29,201

Year ended December 31, 2011:

	Class A Dollar Amounts				Class A Share Amounts
2011	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$11,806,937	$262,516	$5,543,592	$6,525,861	2,017,904	46,711	949,063	1,115,552
Small/Mid Cap Equity Fund	12,326,207	—	7,671,310	4,654,897	1,304,976	—	825,925	479,051
International Equity Fund	5,288,508	256,407	3,006,768	2,538,147	558,882	31,042	323,967	265,957
S&P 500 Index Fund	33,201,889	1,476,802	17,868,435	16,810,256	3,469,739	155,453	1,880,187	1,745,005
Small Cap Index Fund	10,693,306	417,240	6,117,539	4,993,007	890,110	36,435	517,144	409,401
International Index Fund	8,155,801	826,092	6,008,075	2,973,818	773,454	90,480	569,159	294,775
Equity and Bond Fund	11,405,745	547,886	6,018,107	5,935,524	1,417,354	68,533	752,242	733,645
Bond Fund	72,891,147	5,038,518	37,893,738	40,035,927	6,402,931	443,190	3,353,588	3,492,533
Tax Advantaged Bond Fund	81,165,988	4,392,188	45,359,662	40,198,514	7,151,807	389,676	4,084,339	3,457,144
Money Market Fund	194,726,759	(81)	181,984,635	12,742,043	194,726,759	(81)	181,984,635	12,742,043
LifePath Retirement Fund	129,296,318	6,057,257	53,836,137	81,517,438	11,065,317	520,991	4,604,183	6,982,125
LifePath 2020 Fund	166,701,354	8,787,477	67,405,546	108,083,285	12,760,780	687,058	5,161,909	8,285,929
LifePath 2030 Fund	151,399,596	7,163,212	60,620,594	97,942,214	11,400,193	558,755	4,572,789	7,386,159
LifePath 2040 Fund	88,193,698	4,038,923	39,555,882	52,676,739	6,552,764	314,312	2,944,831	3,922,245
LifePath 2050 Fund	30,945,945	2,661,067	8,498,544	25,108,468	3,306,999	309,433	910,713	2,705,719

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class B Dollar Amounts				Class B Share Amounts
2011	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$331,957	$522	$210,028	$122,451	56,593	93	35,602	21,084
Small/Mid Cap Equity Fund	455,462	—	193,736	261,726	49,863	—	21,569	28,294
International Equity Fund	168,452	6,754	121,090	54,116	18,204	824	13,155	5,873
S&P 500 Index Fund	1,195,486	41,875	675,816	561,545	123,874	4,389	70,788	57,475
Small Cap Index Fund	420,149	21,942	230,401	211,690	35,261	1,944	19,580	17,625
International Index Fund	293,507	34,708	248,738	79,477	27,850	3,793	23,524	8,119
Equity and Bond Fund	376,591	12,891	249,604	139,878	47,241	1,619	31,354	17,506
Bond Fund	1,328,051	117,806	753,930	691,927	117,324	10,375	66,767	60,932
Tax Advantaged Bond Fund	664,567	35,585	208,666	491,486	58,773	3,156	18,897	43,032
Money Market Fund	432,197	—	295,727	136,470	432,197	—	295,727	136,470
LifePath Retirement Fund	1,925,595	115,544	1,403,828	637,311	164,153	9,873	119,609	54,417
LifePath 2020 Fund	4,660,851	232,039	2,584,614	2,308,276	359,240	18,242	199,636	177,846
LifePath 2030 Fund	6,123,770	223,738	3,419,625	2,927,883	463,849	17,521	259,996	221,374
LifePath 2040 Fund	5,621,814	183,708	3,158,658	2,646,864	420,800	14,354	237,357	197,797

	Legacy Class A Dollar Amounts				Legacy Class A Share Amounts
2011	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$10,341,867	$469,168	$10,109,896	$701,139	1,690,600	80,475	1,660,553	110,522
Small/Mid Cap Equity Fund	7,945,962	—	7,392,749	553,213	852,846	—	807,248	45,598
International Equity Fund	3,053,138	357,193	3,487,960	(77,629)	323,415	42,877	368,922	(2,630)
S&P 500 Index Fund	37,781,737	3,693,741	40,128,183	1,347,295	3,909,634	387,185	4,160,442	136,377
Small Cap Index Fund	14,928,175	1,339,272	16,499,118	(231,671)	1,249,547	118,102	1,394,245	(26,596)
International Index Fund	7,013,924	1,454,513	10,530,334	(2,061,897)	660,947	159,661	1,017,875	(197,267)
Equity and Bond Fund	10,240,399	1,135,651	9,310,036	2,066,014	1,264,146	140,828	1,149,126	255,848
Bond Fund	23,268,414	3,826,458	21,217,685	5,877,187	2,051,525	336,610	1,874,941	513,194
Tax Advantaged Bond Fund	10,654,299	1,085,529	5,232,353	6,507,475	942,889	96,464	468,564	570,789
Money Market Fund	48,332,570	(106)	42,819,670	5,512,794	48,332,570	(106)	42,819,670	5,512,794
LifePath Retirement Fund	25,972,920	4,653,702	39,566,072	(8,939,450)	2,181,853	392,378	3,322,512	(748,281)
LifePath 2020 Fund	39,196,322	5,726,059	45,108,110	(185,729)	3,014,016	449,454	3,469,098	(5,628)
LifePath 2030 Fund	33,798,758	3,717,490	33,415,879	4,100,369	2,561,981	289,752	2,505,039	346,694
LifePath 2040 Fund	24,238,383	2,400,698	25,013,825	1,625,256	1,802,751	186,391	1,851,023	138,119

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2011	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$814,065	$6,850	$7,523,545	$(6,702,630)	134,659	1,167	1,235,295	(1,099,469)
Small/Mid Cap Equity Fund	894,401	—	5,016,160	(4,121,759)	104,194	—	565,177	(460,983)
International Equity Fund	254,615	33,646	1,726,666	(1,438,405)	27,086	4,073	182,318	(151,159)
S&P 500 Index Fund	2,902,296	397,472	28,596,567	(25,296,799)	301,075	41,490	2,955,228	(2,612,663)
Small Cap Index Fund	1,044,607	197,525	10,662,164	(9,420,032)	90,764	17,715	909,386	(800,907)
International Index Fund	503,685	197,242	4,414,410	(3,713,483)	47,612	21,557	416,506	(347,337)
Equity and Bond Fund	972,369	166,609	7,914,636	(6,775,658)	120,255	20,651	975,242	(834,336)
Bond Fund	1,432,229	573,572	13,065,785	(11,059,984)	125,754	50,613	1,157,815	(981,448)
Tax Advantaged Bond Fund	60,368	39,892	1,062,287	(962,027)	5,332	3,564	95,931	(87,035)
Money Market Fund	4,193,105	—	5,154,651	(961,546)	4,193,105	—	5,154,651	(961,546)
LifePath Retirement Fund	1,938,847	562,654	13,022,302	(10,520,801)	162,733	47,285	1,092,332	(882,314)
LifePath 2020 Fund	3,577,232	683,898	17,927,634	(13,666,504)	274,447	53,681	1,387,066	(1,058,938)
LifePath 2030 Fund	3,131,725	474,251	12,668,119	(9,062,143)	237,622	37,080	968,468	(693,766)
LifePath 2040 Fund	2,752,462	319,287	8,931,978	(5,860,229)	205,256	24,808	668,106	(438,042)

	Institutional Shares Dollar Amounts				Institutional Shares Share Amounts
2011	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$5,784,287	$235,590	$6,054,251	$(34,374)	988,182	41,772	1,016,565	13,389
Small/Mid Cap Equity Fund	6,295,798	—	5,308,871	986,927	650,134	—	555,230	94,904
International Equity Fund	2,592,791	197,020	1,976,480	813,331	267,574	23,710	211,957	79,327
S&P 500 Index Fund	13,330,210	1,083,355	13,144,045	1,269,520	1,369,972	113,204	1,348,832	134,344
Small Cap Index Fund	7,924,614	647,437	8,064,167	507,884	645,679	56,354	665,904	36,129
International Index Fund	4,794,355	770,176	5,309,988	254,543	441,917	84,264	502,004	24,177
Equity and Bond Fund	2,674,911	298,816	1,986,165	987,562	333,958	37,313	247,856	123,415
Bond Fund	25,088,665	1,987,187	17,583,511	9,492,341	2,214,669	174,875	1,550,086	839,458
Money Market Fund	70,188,233	424	59,011,028	11,177,629	70,188,233	424	59,011,028	11,177,629
LifePath Retirement Fund	17,510,621	1,304,642	12,205,279	6,609,984	1,469,422	110,045	1,024,480	554,987
LifePath 2020 Fund	27,758,356	2,334,595	18,172,770	11,920,181	2,120,633	182,249	1,390,147	912,735
LifePath 2030 Fund	29,431,342	2,124,365	17,472,932	14,082,775	2,203,417	164,932	1,310,286	1,058,063
LifePath 2040 Fund	30,687,913	2,143,367	19,207,167	13,624,113	2,254,390	165,763	1,408,824	1,011,329

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2011	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$573,106	$6,052	$673,989	$(94,831)	98,307	1,077	113,229	(13,845)
Small/Mid Cap Equity Fund	627,158	—	875,147	(247,989)	69,271	—	94,935	(25,664)
International Equity Fund	572,770	16,721	715,327	(125,836)	60,915	2,029	75,186	(12,242)
S&P 500 Index Fund	1,892,685	53,380	1,845,941	100,124	196,111	5,601	191,853	9,859
Small Cap Index Fund	605,291	17,854	695,748	(72,603)	50,595	1,563	57,098	(4,940)
International Index Fund	813,471	46,131	875,923	(16,321)	76,738	5,053	82,491	(700)
Equity and Bond Fund	347,963	19,423	408,088	(40,702)	43,652	2,467	51,252	(5,133)
Bond Fund	1,132,758	67,780	1,233,137	(32,599)	99,856	5,968	109,795	(3,971)
Money Market Fund	3,101,030	—	3,403,804	(302,774)	3,101,030	—	3,403,804	(302,774)
LifePath Retirement Fund	1,478,383	78,096	1,667,173	(110,694)	126,208	6,696	142,156	(9,252)
LifePath 2020 Fund	5,374,742	171,514	4,571,350	974,906	414,001	13,463	352,788	74,676
LifePath 2030 Fund	6,156,864	185,919	5,481,300	861,483	467,346	14,570	414,510	67,406
LifePath 2040 Fund	4,711,601	122,621	4,597,473	236,749	352,011	9,580	344,739	16,852
LifePath 2050 Fund	1,045,668	64,591	290,585	819,674	111,888	7,493	30,965	88,416

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2011	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$2,199,771	$41,794	$1,739,266	$502,299	379,354	7,450	289,926	96,878
Small/Mid Cap Equity Fund	2,512,819	—	3,101,499	(588,680)	276,024	—	325,733	(49,709)
International Equity Fund	1,658,878	51,799	2,026,880	(316,203)	174,702	6,271	209,921	(28,948)
S&P 500 Index Fund	3,927,922	159,378	3,441,230	646,070	412,180	16,794	353,435	75,539
Small Cap Index Fund	1,729,258	49,508	1,660,719	118,047	143,393	4,328	135,630	12,091
International Index Fund	1,813,761	116,993	1,640,975	289,779	173,865	12,842	151,181	35,526
Equity and Bond Fund	1,212,406	44,357	1,421,986	(165,223)	153,149	5,603	177,469	(18,717)
Bond Fund	2,334,390	141,852	1,965,966	510,276	205,999	12,498	174,675	43,822
Money Market Fund	7,030,973	—	5,718,445	1,312,528	7,030,973	—	5,718,445	1,312,528
LifePath Retirement Fund	3,884,879	288,620	4,380,287	(206,788)	325,584	24,263	363,630	(13,783)
LifePath 2020 Fund	9,788,275	462,992	6,641,642	3,609,625	755,383	36,313	503,430	288,266
LifePath 2030 Fund	9,127,016	352,258	6,464,558	3,014,716	687,770	27,499	480,321	234,948
LifePath 2040 Fund	8,232,236	281,903	5,536,940	2,977,199	614,732	21,938	402,610	234,060
LifePath 2050 Fund	1,591,904	87,156	246,295	1,432,765	172,651	10,099	26,869	155,881

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2011	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$114,922	$9,498	$183,708	$(59,288)	19,742	1,684	31,947	(10,521)
Small/Mid Cap Equity Fund	113,394	—	322,520	(209,126)	11,879	—	36,066	(24,187)
International Equity Fund	107,771	10,030	189,587	(71,786)	11,656	1,207	20,974	(8,111)
S&P 500 Index Fund	140,071	13,206	211,208	(57,931)	14,505	1,383	21,987	(6,099)
Small Cap Index Fund	101,570	7,986	167,898	(58,342)	8,494	694	14,667	(5,479)
International Index Fund	116,786	14,062	136,693	(5,845)	11,136	1,537	13,209	(536)
Equity and Bond Fund	320,774	6,694	190,052	137,416	40,236	844	23,629	17,451
Bond Fund	252,059	23,391	230,395	45,055	22,152	2,060	20,213	3,999
Money Market Fund	784,136	19	1,387,991	(603,836)	784,136	19	1,387,992	(603,837)
LifePath Retirement Fund	310,895	25,228	140,290	195,833	26,042	2,133	11,846	16,329
LifePath 2020 Fund	883,830	47,579	1,082,427	(151,018)	67,605	3,726	83,094	(11,763)
LifePath 2030 Fund	477,901	46,106	640,603	(116,596)	35,759	3,582	48,825	(9,484)
LifePath 2040 Fund	557,485	33,878	419,507	171,856	40,965	2,596	31,357	12,204

The following reflects the conversion of Class B, Legacy Class B and Class R-1 shares (reflected as Redemptions) into Class A, Legacy Class A and Class R-2 shares (reflected as Sales), respectively, for the year ended December 31, 2011.

Fund	Class A Dollar Amounts	Class A Share Amounts	Legacy Class A Dollar Amounts	Legacy Class A Share Amounts	Class R-2 Dollar Amounts	Class R-2 Share Amounts
Equity Fund	$7,049	1,223	$5,500,097	896,465	$10,435	1,763
Small/Mid Cap Equity Fund	5,182	538	3,556,894	379,983	35,378	3,836
International Equity Fund	2,552	262	1,050,852	110,637	56,216	5,802
S&P 500 Index Fund	10,983	1,130	20,229,015	2,090,979	235,199	25,026
Small Cap Index Fund	2,297	187	7,525,150	629,609	67,608	5,629
International Index Fund	2,581	245	2,659,004	251,606	130,290	13,708
Equity and Bond Fund	690	86	5,513,476	679,302	2,708	336
Bond Fund	7,210	644	9,830,419	870,994	19,177	1,662
Tax Advantaged Bond Fund	—	—	874,173	79,189	—	—
Money Market Fund	—	—	1,327,708	1,327,708	559,917	559,917
LifePath Retirement Fund	29,185	2,503	7,515,151	633,395	25,124	2,102
LifePath 2020 Fund	3	—	10,095,352	782,390	950,654	74,105
LifePath 2030 Fund	62,886	4,639	7,181,158	548,632	666,492	50,738
LifePath 2040 Fund	2,361	176	3,595,471	272,253	675,525	51,273
LifePath 2050 Fund	—	—	—	—	22,162	2,541

(1)

“S&P 500”® is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2)

The Russell 2000® Index is a trademark/service mark and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE®Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4)	LifePath and LifePath followed by 2020, 2030, 2040 and 2050 are registered trademarks of BlackRock Institutional Trust Company, N.A.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years, or if the performance information is not available for these periods, since the Fund’s inception. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM MUTUAL FUND TRUST EQUITY FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (c)	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2012 (g)	$5.69	$0.02	$0.47	$0.49	$—	$—	$—
Year ended 12/31/2011	5.78	0.04	(0.09)	(0.05)	(0.04)	—	(0.04)
Year ended 12/31/2010	5.14	0.02	0.64	0.66	(0.02)	—	(0.02)
Year ended 12/31/2009	4.28	0.03	0.86	0.89	(0.03)	—	(0.03)
Year ended 12/31/2008	7.53	0.11	(3.24)	(3.13)	(0.11)	(0.01)	(0.12)
Year ended 12/31/2007	8.76	0.15	(0.70)	(0.55)	(0.16)	(0.52)	(0.68)
Class B Shares
Six months ended 06/30/2012 (g)	5.68	—	0.48	0.48	—	—	—
Year ended 12/31/2011	5.77	—	(0.09)	(0.09)	—	—	—
Year ended 12/31/2010	5.15	(0.02)	0.64	0.62	—	—	—
Year ended 12/31/2009	4.30	—	0.85	0.85	—	—	—
Year ended 12/31/2008	7.53	0.07	(3.22)	(3.15)	(0.07)	(0.01)	(0.08)
Year ended 12/31/2007	8.77	0.09	(0.72)	(0.63)	(0.09)	(0.52)	(0.61)
Legacy Class A Shares
Six months ended 06/30/2012 (g)	5.90	0.02	0.50	0.52	—	—	—
Year ended 12/31/2011	5.99	0.04	(0.09)	(0.05)	(0.04)	—	(0.04)
Year ended 12/31/2010	5.32	0.02	0.67	0.69	(0.02)	—	(0.02)
Year ended 12/31/2009	4.43	0.03	0.89	0.92	(0.03)	—	(0.03)
Year ended 12/31/2008	7.78	0.12	(3.35)	(3.23)	(0.11)	(0.01)	(0.12)
Year ended 12/31/2007	9.03	0.15	(0.73)	(0.58)	(0.15)	(0.52)	(0.67)
Legacy Class B Shares
Six months ended 06/30/2012 (g)	5.88	0.01	0.49	0.50	—	—	—
Year ended 12/31/2011	5.96	0.02	(0.10)	(0.08)	—	—	—
Year ended 12/31/2010	5.30	—	0.66	0.66	—	—	—
Year ended 12/31/2009	4.41	0.01	0.89	0.90	(0.01)	—	(0.01)
Year ended 12/31/2008	7.73	0.09	(3.32)	(3.23)	(0.08)	(0.01)	(0.09)
Year ended 12/31/2007	8.97	0.12	(0.73)	(0.61)	(0.11)	(0.52)	(0.63)
Institutional Shares
Six months ended 06/30/2012 (g)	5.71	0.03	0.47	0.50	—	—	—
Year ended 12/31/2011	5.80	0.06	(0.09)	(0.03)	(0.06)	—	(0.06)
Year ended 12/31/2010	5.15	0.03	0.65	0.68	(0.03)	—	(0.03)
Year ended 12/31/2009	4.29	0.04	0.86	0.90	(0.04)	—	(0.04)
Year ended 12/31/2008	7.54	0.13	(3.24)	(3.11)	(0.13)	(0.01)	(0.14)
Year ended 12/31/2007	8.78	0.17	(0.72)	(0.55)	(0.17)	(0.52)	(0.69)
Class R-1 Shares
Six months ended 06/30/2012 (g)	5.69	0.01	0.47	0.48	—	—	—
Year ended 12/31/2011	5.78	0.02	(0.09)	(0.07)	(0.02)	—	(0.02)
Year ended 12/31/2010	5.13	—	0.65	0.65	—	—	—
Year ended 12/31/2009	4.28	0.02	0.85	0.87	(0.02)	—	(0.02)
Year ended 12/31/2008	7.52	0.09	(3.22)	(3.13)	(0.10)	(0.01)	(0.11)
Year ended 12/31/2007	8.75	0.12	(0.71)	(0.59)	(0.12)	(0.52)	(0.64)
Class R-2 Shares
Six months ended 06/30/2012 (g)	5.68	0.02	0.47	0.49	—	—	—
Year ended 12/31/2011	5.77	0.03	(0.08)	(0.05)	(0.04)	—	(0.04)
Year ended 12/31/2010	5.13	0.02	0.64	0.66	(0.02)	—	(0.02)
Year ended 12/31/2009	4.27	0.03	0.85	0.88	(0.02)	—	(0.02)
Year ended 12/31/2008	7.51	0.10	(3.23)	(3.13)	(0.10)	(0.01)	(0.11)
Year ended 12/31/2007	8.76	0.14	(0.71)	(0.57)	(0.16)	(0.52)	(0.68)
Class R-3 Shares
Six months ended 06/30/2012 (g)	5.70	0.03	0.47	0.50	—	—	—
Year ended 12/31/2011	5.79	0.05	(0.09)	(0.04)	(0.05)	—	(0.05)
Year ended 12/31/2010	5.15	0.03	0.64	0.67	(0.03)	—	(0.03)
Year ended 12/31/2009	4.29	0.04	0.86	0.90	(0.04)	—	(0.04)
Year ended 12/31/2008	7.54	0.12	(3.24)	(3.12)	(0.12)	(0.01)	(0.13)
Year ended 12/31/2007	8.77	0.17	(0.71)	(0.54)	(0.17)	(0.52)	(0.69)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Class B shares in 2012 and 2011, Legacy Class B and Class R-1 shares in 2010 and Class B shares in 2009.

(c)	Net investment income distribution represents less than $0.01 per share for Class B and Legacy Class B shares in 2011.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

126	See accompanying notes to financial statements.

Net asset value, end of period	Total return (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (e)
			Expenses (e)	Net investment income (loss) (e) (f)	Expenses (e)	Net investment income (loss) (e) (f)

$6.18	8.61%	$44.3	1.18%	0.74%	1.18%	0.74%	71%
5.69	(0.79)	38.0	1.18	0.71	1.18	0.71	43
5.78	12.89	32.1	1.20	0.40	1.20	0.40	54
5.14	20.82	20.8	1.20	0.70	1.21	0.69	70
4.28	(41.52)	10.8	1.19	1.82	1.19	1.82	143
7.53	(6.38)	14.7	1.17	1.72	1.17	1.72	46

6.16	8.45	4.7	1.88	0.04	1.88	0.04	71
5.68	(1.53)	4.3	1.88	0.00	1.88	0.00	43
5.77	12.04	4.2	1.90	(0.30)	1.90	(0.30)	54
5.15	19.77	3.5	1.90	0.02	1.91	0.01	70
4.30	(41.84)	2.6	1.89	1.13	1.89	1.13	143
7.53	(7.27)	4.3	1.87	0.99	1.87	0.99	46

6.42	8.81	75.2	1.18	0.74	1.18	0.74	71
5.90	(0.82)	69.4	1.18	0.70	1.18	0.70	43
5.99	12.94	69.8	1.20	0.39	1.20	0.39	54
5.32	20.68	62.8	1.20	0.72	1.22	0.70	70
4.43	(41.54)	52.9	1.19	1.83	1.19	1.83	143
7.78	(6.57)	100.4	1.17	1.68	1.17	1.68	46

6.38	8.50	10.4	1.58	0.33	1.58	0.33	71
5.88	(1.29)	11.7	1.58	0.27	1.58	0.27	43
5.96	12.45	18.4	1.60	(0.01)	1.60	(0.01)	54
5.30	20.32	21.0	1.60	0.33	1.62	0.31	70
4.41	(41.77)	19.3	1.59	1.44	1.59	1.44	143
7.73	(6.91)	37.8	1.57	1.28	1.57	1.28	46

6.21	8.76	143.4	0.93	0.99	0.93	0.99	71
5.71	(0.57)	130.2	0.93	0.95	0.93	0.95	43
5.80	13.26	132.2	0.95	0.65	0.95	0.65	54
5.15	20.93	114.4	0.95	0.97	0.96	0.96	70
4.29	(41.28)	91.2	0.94	2.06	0.94	2.06	143
7.54	(6.36)	126.0	0.92	1.93	0.92	1.93	46

6.17	8.44	2.3	1.50	0.42	1.50	0.42	71
5.69	(1.16)	2.2	1.50	0.38	1.50	0.38	43
5.78	12.67	2.3	1.52	0.07	1.52	0.07	54
5.13	20.21	2.7	1.52	0.39	1.53	0.38	70
4.28	(41.63)	1.7	1.51	1.50	1.51	1.50	143
7.52	(6.84)	2.3	1.49	1.38	1.49	1.38	46

6.17	8.63	8.7	1.30	0.62	1.30	0.62	71
5.68	(0.94)	7.5	1.30	0.57	1.30	0.57	43
5.77	12.79	7.0	1.32	0.29	1.32	0.29	54
5.13	20.68	4.4	1.32	0.60	1.33	0.59	70
4.27	(41.62)	3.3	1.31	1.70	1.31	1.70	143
7.51	(6.66)	5.7	1.29	1.61	1.29	1.61	46

6.20	8.77	2.0	1.00	0.92	1.00	0.92	71
5.70	(0.66)	1.8	1.00	0.87	1.00	0.87	43
5.79	13.00	1.9	1.02	0.58	1.02	0.58	54
5.15	20.91	1.1	1.02	0.91	1.03	0.90	70
4.29	(41.36)	0.7	1.01	2.00	1.01	2.00	143
7.54	(6.32)	1.2	0.99	1.87	0.99	1.87	46

(f)	Net investment income represents less than 0.005% per share for Class B shares in 2011.

(g)	Unaudited.

See accompanying notes to financial statements.	127

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2012 (e)	$8.99	$(0.01)	$0.67	$0.66	$—	$—	$—
Year ended 12/31/2011	9.24	(0.02)	(0.23)	(0.25)	—	—	—
Year ended 12/31/2010	7.55	(0.02)	1.71	1.69	—	—	—
Year ended 12/31/2009	5.84	(0.01)	1.72	1.71	—	—	—
Year ended 12/31/2008	10.92	(0.03)	(5.00)	(5.03)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.80	(0.06)	1.74	1.68	—	(1.56)	(1.56)
Class B Shares
Six months ended 06/30/2012 (e)	8.65	(0.04)	0.64	0.60	—	—	—
Year ended 12/31/2011	8.95	(0.08)	(0.22)	(0.30)	—	—	—
Year ended 12/31/2010	7.35	(0.06)	1.66	1.60	—	—	—
Year ended 12/31/2009	5.73	(0.04)	1.66	1.62	—	—	—
Year ended 12/31/2008	10.77	(0.09)	(4.90)	(4.99)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.75	(0.14)	1.72	1.58	—	(1.56)	(1.56)
Legacy Class A Shares
Six months ended 06/30/2012 (e)	8.83	(0.01)	0.66	0.65	—	—	—
Year ended 12/31/2011	9.07	(0.02)	(0.22)	(0.24)	—	—	—
Year ended 12/31/2010	7.41	(0.02)	1.68	1.66	—	—	—
Year ended 12/31/2009	5.74	(0.01)	1.68	1.67	—	—	—
Year ended 12/31/2008	10.72	(0.03)	(4.90)	(4.93)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.64	(0.06)	1.70	1.64	—	(1.56)	(1.56)
Legacy Class B Shares
Six months ended 06/30/2012 (e)	8.39	(0.03)	0.62	0.59	—	—	—
Year ended 12/31/2011	8.65	(0.06)	(0.20)	(0.26)	—	—	—
Year ended 12/31/2010	7.10	(0.05)	1.60	1.55	—	—	—
Year ended 12/31/2009	5.52	(0.03)	1.61	1.58	—	—	—
Year ended 12/31/2008	10.36	(0.07)	(4.72)	(4.79)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.36	(0.10)	1.66	1.56	—	(1.56)	(1.56)
Institutional Shares
Six months ended 06/30/2012 (e)	9.13	—	0.68	0.68	—	—	—
Year ended 12/31/2011	9.35	—	(0.22)	(0.22)	—	—	—
Year ended 12/31/2010	7.62	—	1.73	1.73	—	—	—
Year ended 12/31/2009	5.89	0.01	1.72	1.73	—	—	—
Year ended 12/31/2008	10.97	(0.01)	(5.02)	(5.03)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.83	(0.03)	1.73	1.70	—	(1.56)	(1.56)
Class R-1 Shares
Six months ended 06/30/2012 (e)	8.69	(0.02)	0.64	0.62	—	—	—
Year ended 12/31/2011	8.96	(0.05)	(0.22)	(0.27)	—	—	—
Year ended 12/31/2010	7.34	(0.04)	1.66	1.62	—	—	—
Year ended 12/31/2009	5.70	(0.03)	1.67	1.64	—	—	—
Year ended 12/31/2008	10.69	(0.06)	(4.88)	(4.94)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.64	(0.10)	1.71	1.61	—	(1.56)	(1.56)
Class R-2 Shares
Six months ended 06/30/2012 (e)	8.83	(0.01)	0.65	0.64	—	—	—
Year ended 12/31/2011	9.08	(0.03)	(0.22)	(0.25)	—	—	—
Year ended 12/31/2010	7.43	(0.02)	1.67	1.65	—	—	—
Year ended 12/31/2009	5.76	(0.01)	1.68	1.67	—	—	—
Year ended 12/31/2008	10.77	(0.04)	(4.92)	(4.96)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.70	(0.07)	1.70	1.63	—	(1.56)	(1.56)
Class R-3 Shares
Six months ended 06/30/2012 (e)	9.06	—	0.67	0.67	—	—	—
Year ended 12/31/2011	9.29	(0.01)	(0.22)	(0.23)	—	—	—
Year ended 12/31/2010	7.57	—	1.72	1.72	—	—	—
Year ended 12/31/2009	5.86	—	1.71	1.71	—	—	—
Year ended 12/31/2008	10.92	(0.02)	(4.99)	(5.01)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.78	(0.04)	1.74	1.70	—	(1.56)	(1.56)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Institutional and Class R-3 shares in 2012, Institutional shares in 2011, Institutional and Class R-3 shares in 2010 and Class R-3 shares in 2009.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Unaudited.

128	See accompanying notes to financial statements.

Net asset value, end of period	Total return (c)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (d)
			Expenses (d)	Net investment income (loss) (d)	Expenses (d)	Net investment income (loss) (d)

$9.65	7.34%	$44.6	1.40%	(0.18)%	1.42%	(0.20)%	94%
8.99	(2.71)	39.3	1.40	(0.23)	1.43	(0.26)	86
9.24	22.38	36.0	1.40	(0.19)	1.47	(0.26)	107
7.55	29.28	25.1	1.40	(0.12)	1.49	(0.21)	130
5.84	(46.01)	15.4	1.40	(0.35)	1.45	(0.40)	99
10.92	15.49	21.5	1.40	(0.47)	1.44	(0.51)	98

9.25	6.94	10.1	2.10	(0.88)	2.12	(0.90)	94
8.65	(3.35)	9.4	2.10	(0.94)	2.13	(0.97)	86
8.95	21.77	9.4	2.00	(0.80)	2.07	(0.87)	107
7.35	28.27	7.6	2.00	(0.72)	2.10	(0.82)	130
5.73	(46.28)	5.7	2.00	(0.96)	2.04	(1.00)	99
10.77	14.63	10.1	2.10	(1.18)	2.14	(1.22)	98

9.48	7.36	70.5	1.40	(0.18)	1.42	(0.20)	94
8.83	(2.65)	65.9	1.40	(0.24)	1.43	(0.27)	86
9.07	22.40	67.2	1.40	(0.20)	1.47	(0.27)	107
7.41	29.09	55.5	1.40	(0.12)	1.50	(0.22)	130
5.74	(45.94)	43.2	1.40	(0.37)	1.45	(0.42)	99
10.72	15.33	82.5	1.40	(0.48)	1.44	(0.52)	98

8.98	7.03	12.8	1.80	(0.59)	1.82	(0.61)	94
8.39	(3.01)	13.4	1.80	(0.66)	1.83	(0.69)	86
8.65	21.83	17.8	1.80	(0.62)	1.87	(0.69)	107
7.10	28.62	17.2	1.80	(0.52)	1.90	(0.62)	130
5.52	(46.18)	14.3	1.80	(0.77)	1.85	(0.82)	99
10.36	14.99	27.8	1.80	(0.88)	1.84	(0.92)	98

9.81	7.45	29.6	1.15	0.07	1.17	0.05	94
9.13	(2.35)	26.2	1.15	0.01	1.18	(0.02)	86
9.35	22.70	25.9	1.15	0.05	1.22	(0.02)	107
7.62	29.37	20.2	1.15	0.13	1.25	0.03	130
5.89	(45.80)	14.0	1.15	(0.11)	1.20	(0.16)	99
10.97	15.62	23.6	1.15	(0.22)	1.19	(0.26)	98

9.31	7.13	3.1	1.72	(0.51)	1.74	(0.53)	94
8.69	(3.01)	3.0	1.72	(0.56)	1.75	(0.59)	86
8.96	22.07	3.3	1.72	(0.53)	1.79	(0.60)	107
7.34	28.77	3.1	1.72	(0.44)	1.81	(0.53)	130
5.70	(46.16)	1.9	1.72	(0.68)	1.77	(0.73)	99
10.69	15.07	2.7	1.72	(0.81)	1.76	(0.85)	98

9.47	7.25	7.9	1.52	(0.30)	1.54	(0.32)	94
8.83	(2.75)	6.4	1.52	(0.38)	1.55	(0.41)	86
9.08	22.21	7.1	1.52	(0.30)	1.59	(0.37)	107
7.43	28.99	4.4	1.52	(0.24)	1.62	(0.34)	130
5.76	(46.00)	3.4	1.52	(0.48)	1.57	(0.53)	99
10.77	15.16	5.4	1.52	(0.58)	1.56	(0.62)	98

9.73	7.40	1.8	1.22	—	1.24	(0.02)	94
9.06	(2.48)	1.6	1.22	(0.07)	1.25	(0.10)	86
9.29	22.72	1.9	1.22	(0.02)	1.29	(0.09)	107
7.57	29.18	1.2	1.22	0.07	1.32	(0.03)	130
5.86	(45.83)	0.8	1.22	(0.18)	1.27	(0.23)	99
10.92	15.71	1.4	1.22	(0.30)	1.26	(0.34)	98

See accompanying notes to financial statements.	129

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (c)	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2012 (f)	$8.28	$0.08	$0.32	$0.40	$—	$—	$—
Year ended 12/31/2011	9.77	0.07	(1.43)	(1.36)	(0.13)	—	(0.13)
Year ended 12/31/2010	8.87	0.05	0.99	1.04	(0.14)	—	(0.14)
Year ended 12/31/2009	6.57	0.05	2.30	2.35	(0.05)	—	(0.05)
Year ended 12/31/2008	12.80	0.16	(6.18)	(6.02)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.44	0.09	1.28	1.37	(0.15)	(0.86)	(1.01)
Class B Shares
Six months ended 06/30/2012 (f)	8.23	0.04	0.32	0.36	—	—	—
Year ended 12/31/2011	9.70	0.01	(1.41)	(1.40)	(0.07)	—	(0.07)
Year ended 12/31/2010	8.81	—	0.98	0.98	(0.09)	—	(0.09)
Year ended 12/31/2009	6.53	0.01	2.27	2.28	—	—	—
Year ended 12/31/2008	12.80	0.10	(6.16)	(6.06)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.44	—	1.27	1.27	(0.05)	(0.86)	(0.91)
Legacy Class A Shares
Six months ended 06/30/2012 (f)	8.35	0.08	0.32	0.40	—	—	—
Year ended 12/31/2011	9.85	0.07	(1.44)	(1.37)	(0.13)	—	(0.13)
Year ended 12/31/2010	8.94	0.05	1.00	1.05	(0.14)	—	(0.14)
Year ended 12/31/2009	6.61	0.05	2.32	2.37	(0.04)	—	(0.04)
Year ended 12/31/2008	12.88	0.16	(6.22)	(6.06)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.51	0.10	1.27	1.37	(0.14)	(0.86)	(1.00)
Legacy Class B Shares
Six months ended 06/30/2012 (f)	8.29	0.06	0.31	0.37	—	—	—
Year ended 12/31/2011	9.76	0.04	(1.42)	(1.38)	(0.09)	—	(0.09)
Year ended 12/31/2010	8.86	0.02	0.98	1.00	(0.10)	—	(0.10)
Year ended 12/31/2009	6.56	0.02	2.29	2.31	(0.01)	—	(0.01)
Year ended 12/31/2008	12.83	0.12	(6.18)	(6.06)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.47	0.04	1.27	1.31	(0.09)	(0.86)	(0.95)
Institutional Shares
Six months ended 06/30/2012 (f)	8.33	0.09	0.32	0.41	—	—	—
Year ended 12/31/2011	9.83	0.10	(1.44)	(1.34)	(0.16)	—	(0.16)
Year ended 12/31/2010	8.92	0.07	1.00	1.07	(0.16)	—	(0.16)
Year ended 12/31/2009	6.59	0.07	2.32	2.39	(0.06)	—	(0.06)
Year ended 12/31/2008	12.81	0.19	(6.20)	(6.01)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.45	0.13	1.27	1.40	(0.18)	(0.86)	(1.04)
Class R-1 Shares
Six months ended 06/30/2012 (f)	8.26	0.06	0.32	0.38	—	—	—
Year ended 12/31/2011	9.74	0.04	(1.42)	(1.38)	(0.10)	—	(0.10)
Year ended 12/31/2010	8.84	0.02	0.99	1.01	(0.11)	—	(0.11)
Year ended 12/31/2009	6.55	0.03	2.28	2.31	(0.02)	—	(0.02)
Year ended 12/31/2008	12.80	0.13	(6.17)	(6.04)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.44	0.05	1.28	1.33	(0.11)	(0.86)	(0.97)
Class R-2 Shares
Six months ended 06/30/2012 (f)	8.29	0.07	0.32	0.39	—	—	—
Year ended 12/31/2011	9.77	0.06	(1.42)	(1.36)	(0.12)	—	(0.12)
Year ended 12/31/2010	8.87	0.04	0.99	1.03	(0.13)	—	(0.13)
Year ended 12/31/2009	6.57	0.04	2.30	2.34	(0.04)	—	(0.04)
Year ended 12/31/2008	12.81	0.15	(6.18)	(6.03)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.47	0.06	1.29	1.35	(0.15)	(0.86)	(1.01)
Class R-3 Shares
Six months ended 06/30/2012 (f)	8.33	0.09	0.32	0.41	—	—	—
Year ended 12/31/2011	9.83	0.09	(1.44)	(1.35)	(0.15)	—	(0.15)
Year ended 12/31/2010	8.91	0.07	1.00	1.07	(0.15)	—	(0.15)
Year ended 12/31/2009	6.59	0.07	2.31	2.38	(0.06)	—	(0.06)
Year ended 12/31/2008	12.82	0.18	(6.20)	(6.02)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.46	0.12	1.27	1.39	(0.17)	(0.86)	(1.03)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Class B shares in 2010 and 2007.

(c)	Net investment income distribution represents less than $0.01 per share for Class B shares in 2009.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	Unaudited.

130	See accompanying notes to financial statements.

Net asset value, end of period	Total return (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (e)
			Expenses (e)	Net investment income (loss) (e)	Expenses (e)	Net investment income (loss) (e)

$8.68	4.83%	$24.4	1.50%	1.71%	1.55%	1.66%	43%
8.28	(13.89)	23.3	1.50	0.77	1.63	0.64	57
9.77	11.75	24.9	1.50	0.55	1.68	0.37	66
8.87	35.73	18.2	1.50	0.66	1.72	0.44	62
6.57	(47.02)	11.0	1.50	1.58	1.67	1.41	154
12.80	10.80	17.9	1.50	0.69	1.60	0.59	52

8.59	4.37	8.1	2.20	1.01	2.25	0.96	43
8.23	(14.45)	7.8	2.20	0.07	2.33	(0.06)	57
9.70	11.09	9.1	2.10	(0.04)	2.27	(0.21)	66
8.81	34.92	8.2	2.10	0.12	2.34	(0.12)	62
6.53	(47.34)	6.0	2.10	0.98	2.27	0.81	154
12.80	10.00	11.3	2.20	0.03	2.30	(0.07)	52

8.75	4.79	39.9	1.50	1.70	1.55	1.65	43
8.35	(13.89)	38.6	1.50	0.77	1.63	0.64	57
9.85	11.72	45.5	1.50	0.57	1.67	0.40	66
8.94	35.90	41.8	1.50	0.71	1.73	0.48	62
6.61	(47.04)	31.0	1.50	1.59	1.67	1.42	154
12.88	10.66	61.6	1.50	0.73	1.60	0.63	52

8.66	4.46	9.9	1.90	1.28	1.95	1.23	43
8.29	(14.14)	10.1	1.90	0.38	2.03	0.25	57
9.76	11.27	13.3	1.90	0.18	2.07	0.01	66
8.86	35.26	13.5	1.90	0.33	2.13	0.10	62
6.56	(47.27)	10.5	1.90	1.18	2.07	1.01	154
12.83	10.36	21.0	1.90	0.33	2.00	0.23	52

8.74	4.92	15.2	1.25	1.98	1.30	1.93	43
8.33	(13.68)	13.6	1.25	1.03	1.38	0.90	57
9.83	12.01	15.3	1.25	0.82	1.43	0.64	66
8.92	36.31	12.8	1.25	0.93	1.48	0.70	62
6.59	(46.91)	8.2	1.25	1.83	1.42	1.66	154
12.81	10.91	14.7	1.25	0.96	1.35	0.86	52

8.64	4.60	2.4	1.82	1.35	1.87	1.30	43
8.26	(14.16)	2.4	1.82	0.48	1.95	0.35	57
9.74	11.40	2.9	1.82	0.24	1.99	0.07	66
8.84	35.31	3.2	1.82	0.37	2.05	0.14	62
6.55	(47.18)	2.1	1.82	1.26	2.00	1.08	154
12.80	10.43	3.0	1.82	0.38	1.92	0.28	52

8.68	4.58	5.2	1.62	1.59	1.67	1.54	43
8.29	(13.94)	4.7	1.62	0.66	1.75	0.53	57
9.77	11.63	5.8	1.62	0.43	1.80	0.25	66
8.87	35.59	3.8	1.62	0.52	1.85	0.29	62
6.57	(47.06)	2.6	1.62	1.48	1.79	1.31	154
12.81	10.59	4.7	1.62	0.49	1.73	0.38	52

8.74	4.92	1.7	1.32	1.91	1.37	1.86	43
8.33	(13.75)	1.6	1.32	0.95	1.45	0.82	57
9.83	12.06	1.9	1.32	0.75	1.49	0.58	66
8.91	36.08	1.4	1.32	0.89	1.55	0.66	62
6.59	(46.99)	0.9	1.32	1.76	1.49	1.59	154
12.82	10.99	1.7	1.32	0.91	1.42	0.81	52

See accompanying notes to financial statements.	131

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized) (c)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2012 (h)	$9.45	$0.07	$0.79	$0.86	$—	$—	$—
Year ended 12/31/2011	9.45	0.13	—	0.13	(0.13)	—	(0.13)
Year ended 12/31/2010	8.37	0.11	1.08	1.19	(0.11)	—	(0.11)
Year ended 12/31/2009	6.74	0.12	1.62	1.74	(0.11)	—	(0.11)
Year ended 12/31/2008	11.08	0.15	(4.32)	(4.17)	(0.16)	(0.01)	(0.17)
Year ended 12/31/2007	10.77	0.15	0.35	0.50	(0.15)	(0.04)	(0.19)
Class B Shares
Six months ended 06/30/2012 (h)	9.48	0.04	0.79	0.83	—	—	—
Year ended 12/31/2011	9.48	0.06	—	0.06	(0.06)	—	(0.06)
Year ended 12/31/2010	8.40	0.05	1.08	1.13	(0.05)	—	(0.05)
Year ended 12/31/2009	6.77	0.07	1.61	1.68	(0.05)	—	(0.05)
Year ended 12/31/2008	11.10	0.09	(4.31)	(4.22)	(0.10)	(0.01)	(0.11)
Year ended 12/31/2007	10.77	0.06	0.38	0.44	(0.07)	(0.04)	(0.11)
Legacy Class A Shares
Six months ended 06/30/2012 (h)	9.48	0.07	0.80	0.87	—	—	—
Year ended 12/31/2011	9.48	0.13	—	0.13	(0.13)	—	(0.13)
Year ended 12/31/2010	8.40	0.11	1.08	1.19	(0.11)	—	(0.11)
Year ended 12/31/2009	6.76	0.12	1.62	1.74	(0.10)	—	(0.10)
Year ended 12/31/2008	11.09	0.15	(4.31)	(4.16)	(0.16)	(0.01)	(0.17)
Year ended 12/31/2007	10.76	0.14	0.37	0.51	(0.14)	(0.04)	(0.18)
Legacy Class B Shares
Six months ended 06/30/2012 (h)	9.52	0.05	0.80	0.85	—	—	—
Year ended 12/31/2011	9.51	0.09	(0.01)	0.08	(0.07)	—	(0.07)
Year ended 12/31/2010	8.41	0.08	1.08	1.16	(0.06)	—	(0.06)
Year ended 12/31/2009	6.77	0.09	1.62	1.71	(0.07)	—	(0.07)
Year ended 12/31/2008	11.09	0.11	(4.31)	(4.20)	(0.11)	(0.01)	(0.12)
Year ended 12/31/2007	10.75	0.10	0.37	0.47	(0.09)	(0.04)	(0.13)
Institutional Shares
Six months ended 06/30/2012 (h)	9.51	0.08	0.80	0.88	—	—	—
Year ended 12/31/2011	9.51	0.15	—	0.15	(0.15)	—	(0.15)
Year ended 12/31/2010	8.41	0.13	1.10	1.23	(0.13)	—	(0.13)
Year ended 12/31/2009	6.76	0.13	1.64	1.77	(0.12)	—	(0.12)
Year ended 12/31/2008	11.12	0.17	(4.34)	(4.17)	(0.18)	(0.01)	(0.19)
Year ended 12/31/2007	10.79	0.17	0.37	0.54	(0.17)	(0.04)	(0.21)
Class R-1 Shares
Six months ended 06/30/2012 (h)	9.47	0.06	0.79	0.85	—	—	—
Year ended 12/31/2011	9.48	0.10	(0.01)	0.09	(0.10)	—	(0.10)
Year ended 12/31/2010	8.39	0.08	1.09	1.17	(0.08)	—	(0.08)
Year ended 12/31/2009	6.75	0.09	1.63	1.72	(0.08)	—	(0.08)
Year ended 12/31/2008	11.09	0.12	(4.32)	(4.20)	(0.13)	(0.01)	(0.14)
Year ended 12/31/2007	10.76	0.11	0.36	0.47	(0.10)	(0.04)	(0.14)
Class R-2 Shares
Six months ended 06/30/2012 (h)	9.43	0.07	0.78	0.85	—	—	—
Year ended 12/31/2011	9.44	0.12	—	0.12	(0.13)	—	(0.13)
Year ended 12/31/2010	8.36	0.10	1.08	1.18	(0.10)	—	(0.10)
Year ended 12/31/2009	6.73	0.11	1.62	1.73	(0.10)	—	(0.10)
Year ended 12/31/2008	11.06	0.14	(4.31)	(4.17)	(0.15)	(0.01)	(0.16)
Year ended 12/31/2007	10.75	0.13	0.36	0.49	(0.14)	(0.04)	(0.18)
Class R-3 Shares
Six months ended 06/30/2012 (h)	9.50	0.08	0.79	0.87	—	—	—
Year ended 12/31/2011	9.50	0.15	—	0.15	(0.15)	—	(0.15)
Year ended 12/31/2010	8.42	0.13	1.08	1.21	(0.13)	—	(0.13)
Year ended 12/31/2009	6.77	0.13	1.63	1.76	(0.11)	—	(0.11)
Year ended 12/31/2008	11.12	0.17	(4.33)	(4.16)	(0.18)	(0.01)	(0.19)
Year ended 12/31/2007	10.79	0.16	0.37	0.53	(0.16)	(0.04)	(0.20)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio through May 11, 2012.

(c)	Net gain (loss) on investments represents less than $0.01 per share for Class A, Class B, Legacy Class A, Institutional, Class R-2 and Class R-3 shares in 2011.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The expense ratios include the effect of the expense reduction change described in Note 2 under Expense Reduction Agreements.

132	See accompanying notes to financial statements.

Net asset value, end of period	Total return (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions		Portfolio turnover rate (g)
			Expenses (b) (e) (f)	Net investment income (loss) (b) (e)	Expenses (b) (e)	Net investment income (loss) (b) (e)

$10.31	9.10%	$133.5	0.76%	1.42%	0.76%	1.42%	4%
9.45	1.39	115.0	0.80	1.34	0.81	1.33	5
9.45	14.27	98.5	0.79	1.29	0.79	1.29	9
8.37	25.76	68.7	0.79	1.60	0.80	1.59	5
6.74	(37.51)	40.4	0.79	1.63	0.79	1.63	8
11.08	4.69	51.4	0.78	1.30	0.78	1.30	7

10.31	8.76	17.5	1.46	0.71	1.46	0.71	4
9.48	0.67	15.8	1.50	0.64	1.51	0.63	5
9.48	13.43	15.3	1.49	0.59	1.49	0.59	9
8.40	24.87	12.9	1.50	0.92	1.50	0.92	5
6.77	(37.96)	9.6	1.49	0.93	1.49	0.93	8
11.10	4.09	14.2	1.48	0.58	1.48	0.58	7

10.35	9.18	303.1	0.76	1.41	0.76	1.41	4
9.48	1.35	277.0	0.80	1.33	0.81	1.32	5
9.48	14.17	275.7	0.79	1.28	0.79	1.28	9
8.40	25.74	247.7	0.80	1.63	0.80	1.63	5
6.76	(37.46)	208.0	0.79	1.61	0.79	1.61	8
11.09	4.73	372.3	0.78	1.27	0.78	1.27	7

10.37	8.93	44.9	1.17	1.00	1.17	1.00	4
9.52	0.87	52.2	1.20	0.91	1.21	0.90	5
9.51	13.84	77.0	1.19	0.88	1.19	0.88	9
8.41	25.25	82.9	1.20	1.23	1.20	1.23	5
6.77	(37.78)	72.5	1.19	1.20	1.19	1.20	8
11.09	4.41	141.3	1.18	0.87	1.18	0.87	7

10.39	9.25	79.4	0.51	1.67	0.51	1.67	4
9.51	1.61	68.3	0.55	1.58	0.56	1.57	5
9.51	14.66	67.0	0.54	1.53	0.54	1.53	9
8.41	26.15	57.2	0.55	1.86	0.55	1.86	5
6.76	(37.39)	41.9	0.54	1.86	0.54	1.86	8
11.12	4.99	74.2	0.53	1.52	0.53	1.52	7

10.32	8.98	6.1	1.09	1.09	1.09	1.09	4
9.47	0.98	6.0	1.12	1.02	1.13	1.01	5
9.48	13.89	5.9	1.11	0.96	1.11	0.96	9
8.39	25.47	6.6	1.12	1.29	1.12	1.29	5
6.75	(37.76)	4.8	1.11	1.32	1.11	1.32	8
11.09	4.40	6.2	1.10	0.95	1.10	0.95	7

10.28	9.01	14.9	0.88	1.29	0.88	1.29	4
9.43	1.21	13.3	0.92	1.21	0.93	1.20	5
9.44	14.14	12.6	0.91	1.17	0.91	1.17	9
8.36	25.66	9.2	0.92	1.50	0.92	1.50	5
6.73	(37.60)	6.5	0.91	1.51	0.91	1.51	8
11.06	4.58	9.6	0.90	1.17	0.90	1.17	7

10.37	9.16	2.3	0.58	1.60	0.58	1.60	4
9.50	1.60	1.9	0.62	1.51	0.63	1.50	5
9.50	14.35	2.0	0.61	1.47	0.61	1.47	9
8.42	26.03	1.6	0.62	1.81	0.62	1.81	5
6.77	(37.35)	1.3	0.61	1.81	0.61	1.81	8
11.12	4.92	1.9	0.60	1.45	0.60	1.45	7

(g)	The 2012 portfolio turnover rate, determined on an annualized basis, reflects the period from May 12, 2012 to June 30, 2012 and excludes in-kind contribution of portfolio securities received on May 12, 2012. Prior to May 12, 2012, the S&P 500 Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2012 through May 11, 2012, determined on an annualized basis, was 14%.

(h)	Unaudited.

See accompanying notes to financial statements.	133

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Six months ended 06/30/2012 (f)	$11.35	$0.03	$0.88	$0.91	$—	$—	$—
Year ended 12/31/2011	12.09	0.03	(0.63)	(0.60)	(0.03)	(0.11)	(0.14)
Year ended 12/31/2010	9.65	0.04	2.44	2.48	(0.04)	—	(0.04)
Year ended 12/31/2009	7.68	0.04	1.97	2.01	(0.04)	—	(0.04)
Year ended 12/31/2008	13.04	0.06	(4.62)	(4.56)	(0.05)	(0.75)	(0.80)
Year ended 12/31/2007	14.32	0.10	(0.46)	(0.36)	(0.10)	(0.82)	(0.92)
Class B Shares
Six months ended 06/30/2012 (f)	11.18	(0.01)	0.87	0.86	—	—	—
Year ended 12/31/2011	11.98	(0.05)	(0.64)	(0.69)	—	(0.11)	(0.11)
Year ended 12/31/2010	9.60	(0.03)	2.41	2.38	—	—	—
Year ended 12/31/2009	7.66	(0.02)	1.96	1.94	—	—	—
Year ended 12/31/2008	13.01	(0.02)	(4.58)	(4.60)	—	(0.75)	(0.75)
Year ended 12/31/2007	14.29	(0.01)	(0.45)	(0.46)	—	(0.82)	(0.82)
Legacy Class A Shares
Six months ended 06/30/2012 (f)	11.24	0.03	0.88	0.91	—	—	—
Year ended 12/31/2011	11.98	0.03	(0.64)	(0.61)	(0.02)	(0.11)	(0.13)
Year ended 12/31/2010	9.56	0.04	2.41	2.45	(0.03)	—	(0.03)
Year ended 12/31/2009	7.61	0.04	1.95	1.99	(0.04)	—	(0.04)
Year ended 12/31/2008	12.91	0.06	(4.57)	(4.51)	(0.04)	(0.75)	(0.79)
Year ended 12/31/2007	14.17	0.09	(0.45)	(0.36)	(0.08)	(0.82)	(0.90)
Legacy Class B Shares
Six months ended 06/30/2012 (f)	11.05	—	0.86	0.86	—	—	—
Year ended 12/31/2011	11.80	(0.02)	(0.62)	(0.64)	—	(0.11)	(0.11)
Year ended 12/31/2010	9.42	—	2.38	2.38	—	—	—
Year ended 12/31/2009	7.51	0.01	1.91	1.92	(0.01)	—	(0.01)
Year ended 12/31/2008	12.74	0.02	(4.50)	(4.48)	—	(0.75)	(0.75)
Year ended 12/31/2007	13.99	0.03	(0.44)	(0.41)	(0.02)	(0.82)	(0.84)
Institutional Shares
Six months ended 06/30/2012 (f)	11.39	0.04	0.89	0.93	—	—	—
Year ended 12/31/2011	12.14	0.06	(0.65)	(0.59)	(0.05)	(0.11)	(0.16)
Year ended 12/31/2010	9.68	0.07	2.45	2.52	(0.06)	—	(0.06)
Year ended 12/31/2009	7.70	0.06	1.98	2.04	(0.06)	—	(0.06)
Year ended 12/31/2008	13.06	0.09	(4.63)	(4.54)	(0.07)	(0.75)	(0.82)
Year ended 12/31/2007	14.33	0.13	(0.46)	(0.33)	(0.12)	(0.82)	(0.94)
Class R-1 Shares
Six months ended 06/30/2012 (f)	11.32	0.01	0.88	0.89	—	—	—
Year ended 12/31/2011	12.08	(0.01)	(0.64)	(0.65)	—	(0.11)	(0.11)
Year ended 12/31/2010	9.64	—	2.44	2.44	—	—	—
Year ended 12/31/2009	7.67	0.01	1.97	1.98	(0.01)	—	(0.01)
Year ended 12/31/2008	13.00	0.03	(4.60)	(4.57)	(0.01)	(0.75)	(0.76)
Year ended 12/31/2007	14.26	0.05	(0.45)	(0.40)	(0.04)	(0.82)	(0.86)
Class R-2 Shares
Six months ended 06/30/2012 (f)	11.34	0.02	0.88	0.90	—	—	—
Year ended 12/31/2011	12.08	0.02	(0.64)	(0.62)	(0.01)	(0.11)	(0.12)
Year ended 12/31/2010	9.64	0.03	2.43	2.46	(0.02)	—	(0.02)
Year ended 12/31/2009	7.68	0.03	1.97	2.00	(0.04)	—	(0.04)
Year ended 12/31/2008	13.03	0.05	(4.62)	(4.57)	(0.03)	(0.75)	(0.78)
Year ended 12/31/2007	14.31	0.08	(0.46)	(0.38)	(0.08)	(0.82)	(0.90)
Class R-3 Shares
Six months ended 06/30/2012 (f)	11.40	0.04	0.89	0.93	—	—	—
Year ended 12/31/2011	12.15	0.05	(0.65)	(0.60)	(0.04)	(0.11)	(0.15)
Year ended 12/31/2010	9.69	0.06	2.45	2.51	(0.05)	—	(0.05)
Year ended 12/31/2009	7.71	0.05	1.98	2.03	(0.05)	—	(0.05)
Year ended 12/31/2008	13.06	0.08	(4.61)	(4.53)	(0.07)	(0.75)	(0.82)
Year ended 12/31/2007	14.33	0.12	(0.46)	(0.34)	(0.11)	(0.82)	(0.93)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Legacy Class B shares in 2012 and Legacy Class B and Class R-1 shares in 2010.

(c)	Net realized gain distributions represent less than $0.01 per share in 2009.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	Unaudited.

134	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (e)	Net investment income (loss) (e)	Expenses (e)	Net investment income (loss) (e)	Portfolio turnover rate (e)

$12.26	8.02%	$47.2	0.95%	0.48%	0.98%	0.45%	25%
11.35	(4.97)	41.8	0.95	0.28	0.98	0.25	14
12.09	25.66	39.6	0.95	0.41	1.01	0.35	15
9.65	26.21	26.3	0.95	0.50	1.03	0.42	20
7.68	(34.60)	17.5	0.95	0.57	1.00	0.52	20
13.04	(2.58)	23.5	0.95	0.68	0.99	0.64	18

12.04	7.69	10.3	1.65	(0.22)	1.68	(0.25)	25
11.18	(5.73)	9.6	1.65	(0.43)	1.68	(0.46)	14
11.98	24.79	10.1	1.65	(0.31)	1.71	(0.37)	15
9.60	25.33	7.9	1.65	(0.21)	1.73	(0.29)	20
7.66	(35.00)	6.1	1.65	(0.14)	1.70	(0.19)	20
13.01	(3.24)	9.9	1.65	(0.05)	1.68	(0.08)	18

12.15	8.01	144.4	0.95	0.47	0.98	0.44	25
11.24	(5.04)	134.7	0.95	0.27	0.98	0.24	14
11.98	25.65	143.8	0.95	0.39	1.01	0.33	15
9.56	26.13	118.3	0.95	0.49	1.03	0.41	20
7.61	(34.53)	97.8	0.95	0.55	1.00	0.50	20
12.91	(2.56)	165.8	0.95	0.64	0.98	0.61	18

11.91	7.78	30.4	1.35	0.08	1.38	0.05	25
11.05	(5.39)	32.5	1.35	(0.15)	1.38	(0.18)	14
11.80	25.27	44.1	1.35	(0.03)	1.41	(0.09)	15
9.42	25.54	41.1	1.35	0.09	1.43	0.01	20
7.51	(34.79)	35.2	1.35	0.15	1.40	0.10	20
12.74	(2.93)	61.0	1.35	0.25	1.38	0.22	18

12.32	8.17	52.2	0.70	0.72	0.73	0.69	25
11.39	(4.81)	47.6	0.70	0.51	0.73	0.48	14
12.14	26.01	50.3	0.70	0.64	0.76	0.58	15
9.68	26.47	38.9	0.70	0.74	0.78	0.66	20
7.70	(34.35)	28.9	0.70	0.81	0.75	0.76	20
13.06	(2.34)	42.7	0.70	0.90	0.73	0.87	18

12.21	7.86	3.0	1.27	0.16	1.30	0.13	25
11.32	(5.35)	2.7	1.27	(0.06)	1.30	(0.09)	14
12.08	25.31	3.0	1.27	0.04	1.33	(0.02)	15
9.64	25.86	3.0	1.27	0.17	1.35	0.09	20
7.67	(34.77)	2.3	1.27	0.24	1.32	0.19	20
13.00	(2.87)	3.1	1.27	0.33	1.30	0.30	18

12.24	7.94	6.3	1.07	0.35	1.10	0.32	25
11.34	(5.13)	5.6	1.07	0.13	1.10	0.10	14
12.08	25.57	5.9	1.07	0.29	1.13	0.23	15
9.64	26.00	3.7	1.07	0.38	1.15	0.30	20
7.68	(34.67)	2.7	1.07	0.44	1.12	0.39	20
13.03	(2.67)	4.2	1.07	0.55	1.11	0.51	18

12.33	8.07	1.6	0.77	0.66	0.80	0.63	25
11.40	(4.88)	1.5	0.77	0.44	0.80	0.41	14
12.15	25.92	1.7	0.77	0.58	0.83	0.52	15
9.69	26.38	1.2	0.77	0.68	0.85	0.60	20
7.71	(34.33)	0.8	0.77	0.74	0.82	0.69	20
13.06	(2.40)	1.3	0.77	0.83	0.80	0.80	18

See accompanying notes to financial statements.	135

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2012 (e)	$9.19	$0.17	$0.11	$0.28	$—	$—	$—
Year ended 12/31/2011	10.84	0.22	(1.62)	(1.40)	(0.25)	—	(0.25)
Year ended 12/31/2010	10.33	0.16	0.52	0.68	(0.17)	—	(0.17)
Year ended 12/31/2009	8.25	0.17	2.12	2.29	(0.21)	—	(0.21)
Year ended 12/31/2008	14.67	0.29	(6.51)	(6.22)	(0.20)	—	(0.20)
Year ended 12/31/2007	13.84	0.25	1.12	1.37	(0.34)	(0.20)	(0.54)
Class B Shares
Six months ended 06/30/2012 (e)	9.20	0.13	0.12	0.25	—	—	—
Year ended 12/31/2011	10.84	0.16	(1.63)	(1.47)	(0.17)	—	(0.17)
Year ended 12/31/2010	10.34	0.09	0.51	0.60	(0.10)	—	(0.10)
Year ended 12/31/2009	8.26	0.11	2.12	2.23	(0.15)	—	(0.15)
Year ended 12/31/2008	14.67	0.21	(6.50)	(6.29)	(0.12)	—	(0.12)
Year ended 12/31/2007	13.84	0.15	1.10	1.25	(0.22)	(0.20)	(0.42)
Legacy Class A Shares
Six months ended 06/30/2012 (e)	9.17	0.17	0.11	0.28	—	—	—
Year ended 12/31/2011	10.81	0.23	(1.63)	(1.40)	(0.24)	—	(0.24)
Year ended 12/31/2010	10.30	0.16	0.52	0.68	(0.17)	—	(0.17)
Year ended 12/31/2009	8.22	0.17	2.12	2.29	(0.21)	—	(0.21)
Year ended 12/31/2008	14.65	0.30	(6.54)	(6.24)	(0.19)	—	(0.19)
Year ended 12/31/2007	13.81	0.26	1.10	1.36	(0.32)	(0.20)	(0.52)
Legacy Class B Shares
Six months ended 06/30/2012 (e)	9.21	0.15	0.11	0.26	—	—	—
Year ended 12/31/2011	10.84	0.19	(1.63)	(1.44)	(0.19)	—	(0.19)
Year ended 12/31/2010	10.33	0.13	0.50	0.63	(0.12)	—	(0.12)
Year ended 12/31/2009	8.25	0.14	2.11	2.25	(0.17)	—	(0.17)
Year ended 12/31/2008	14.66	0.25	(6.52)	(6.27)	(0.14)	—	(0.14)
Year ended 12/31/2007	13.82	0.20	1.10	1.30	(0.26)	(0.20)	(0.46)
Institutional Shares
Six months ended 06/30/2012 (e)	9.19	0.18	0.12	0.30	—	—	—
Year ended 12/31/2011	10.84	0.26	(1.64)	(1.38)	(0.27)	—	(0.27)
Year ended 12/31/2010	10.33	0.19	0.52	0.71	(0.20)	—	(0.20)
Year ended 12/31/2009	8.24	0.19	2.13	2.32	(0.23)	—	(0.23)
Year ended 12/31/2008	14.70	0.33	(6.57)	(6.24)	(0.22)	—	(0.22)
Year ended 12/31/2007	13.85	0.30	1.11	1.41	(0.36)	(0.20)	(0.56)
Class R-1 Shares
Six months ended 06/30/2012 (e)	9.19	0.16	0.11	0.27	—	—	—
Year ended 12/31/2011	10.83	0.20	(1.63)	(1.43)	(0.21)	—	(0.21)
Year ended 12/31/2010	10.32	0.13	0.51	0.64	(0.13)	—	(0.13)
Year ended 12/31/2009	8.24	0.14	2.13	2.27	(0.19)	—	(0.19)
Year ended 12/31/2008	14.67	0.26	(6.53)	(6.27)	(0.16)	—	(0.16)
Year ended 12/31/2007	13.84	0.20	1.12	1.32	(0.29)	(0.20)	(0.49)
Class R-2 Shares
Six months ended 06/30/2012 (e)	9.17	0.16	0.11	0.27	—	—	—
Year ended 12/31/2011	10.81	0.22	(1.63)	(1.41)	(0.23)	—	(0.23)
Year ended 12/31/2010	10.31	0.15	0.51	0.66	(0.16)	—	(0.16)
Year ended 12/31/2009	8.23	0.15	2.14	2.29	(0.21)	—	(0.21)
Year ended 12/31/2008	14.67	0.28	(6.53)	(6.25)	(0.19)	—	(0.19)
Year ended 12/31/2007	13.85	0.22	1.12	1.34	(0.32)	(0.20)	(0.52)
Class R-3 Shares
Six months ended 06/30/2012 (e)	9.20	0.18	0.12	0.30	—	—	—
Year ended 12/31/2011	10.85	0.25	(1.64)	(1.39)	(0.26)	—	(0.26)
Year ended 12/31/2010	10.35	0.18	0.51	0.69	(0.19)	—	(0.19)
Year ended 12/31/2009	8.26	0.19	2.13	2.32	(0.23)	—	(0.23)
Year ended 12/31/2008	14.71	0.32	(6.55)	(6.23)	(0.22)	—	(0.22)
Year ended 12/31/2007	13.86	0.28	1.12	1.40	(0.35)	(0.20)	(0.55)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	The expense ratios include the effect of the expense reduction change described in Note 2 under Expense Reduction Agreements.

(e)	Unaudited.

136	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (c) (d)	Net investment income (loss) (c)	Expenses (c)	Net investment income (loss) (c)	Portfolio turnover rate (c)

$9.47	3.05%	$41.3	1.20%	3.52%	1.28%	3.44%	3%
9.19	(12.94)	38.7	1.20	2.17	1.23	2.14	4
10.84	6.59	42.5	1.20	1.62	1.23	1.59	4
10.33	27.79	35.0	1.19	1.86	1.29	1.76	6
8.25	(42.38)	23.6	1.15	2.49	1.28	2.36	8
14.67	9.63	35.4	1.15	1.69	1.28	1.56	2

9.45	2.72	9.2	1.90	2.81	1.98	2.73	3
9.20	(13.54)	9.0	1.90	1.48	1.93	1.45	4
10.84	5.80	10.5	1.90	0.93	1.93	0.90	4
10.34	26.98	9.8	1.89	1.22	2.00	1.11	6
8.26	(42.89)	7.6	1.85	1.79	1.98	1.66	8
14.67	8.82	12.9	1.85	1.04	1.98	0.91	2

9.45	3.05	75.1	1.20	3.50	1.28	3.42	3
9.17	(12.91)	74.1	1.20	2.19	1.23	2.16	4
10.81	6.58	89.5	1.20	1.63	1.23	1.60	4
10.30	27.83	87.7	1.19	1.92	1.30	1.81	6
8.22	(42.55)	72.2	1.15	2.51	1.28	2.38	8
14.65	9.61	137.5	1.15	1.74	1.28	1.61	2

9.47	2.82	17.2	1.60	3.05	1.68	2.97	3
9.21	(13.24)	18.5	1.60	1.80	1.63	1.77	4
10.84	6.12	25.6	1.60	1.25	1.63	1.22	4
10.33	27.30	27.6	1.59	1.53	1.70	1.42	6
8.25	(42.72)	23.3	1.55	2.10	1.68	1.97	8
14.66	9.17	43.5	1.55	1.34	1.67	1.22	2

9.49	3.26	31.3	0.95	3.77	1.03	3.69	3
9.19	(12.72)	30.0	0.95	2.45	0.98	2.42	4
10.84	6.81	35.2	0.95	1.89	0.98	1.86	4
10.33	28.18	32.8	0.94	2.14	1.05	2.03	6
8.24	(42.38)	24.9	0.90	2.75	1.03	2.62	8
14.70	9.93	42.7	0.90	1.99	1.03	1.86	2

9.46	2.94	3.2	1.52	3.23	1.60	3.15	3
9.19	(13.19)	3.1	1.52	1.86	1.55	1.83	4
10.83	6.21	3.6	1.52	1.33	1.55	1.30	4
10.32	27.49	4.2	1.51	1.57	1.62	1.46	6
8.24	(42.69)	3.0	1.47	2.17	1.60	2.04	8
14.67	9.28	4.1	1.47	1.37	1.60	1.24	2

9.44	2.94	6.1	1.32	3.38	1.40	3.30	3
9.17	(13.00)	5.7	1.32	2.08	1.35	2.05	4
10.81	6.39	6.4	1.32	1.49	1.35	1.46	4
10.31	27.75	5.0	1.31	1.76	1.42	1.65	6
8.23	(42.59)	3.8	1.27	2.36	1.40	2.23	8
14.67	9.55	6.0	1.27	1.50	1.40	1.37	2

9.50	3.26	1.6	1.02	3.70	1.10	3.62	3
9.20	(12.77)	1.5	1.02	2.37	1.05	2.34	4
10.85	6.66	1.8	1.02	1.80	1.05	1.77	4
10.35	28.03	1.6	1.01	2.09	1.12	1.98	6
8.26	(42.34)	1.1	0.97	2.68	1.10	2.55	8
14.71	9.86	2.0	0.97	1.91	1.10	1.78	2

See accompanying notes to financial statements.	137

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (b)	Total distributions
Class A Shares
Six months ended 06/30/2012 (f)	$7.94	$0.04	$0.44	$0.48	$(0.04)	$—	$(0.04)
Year ended 12/31/2011	7.86	0.13	0.08	0.21	(0.13)	—	(0.13)
Year ended 12/31/2010	7.24	0.12	0.62	0.74	(0.12)	—	(0.12)
Year ended 12/31/2009	6.33	0.14	0.90	1.04	(0.13)	—	(0.13)
Year ended 12/31/2008	9.33	0.26	(2.64)	(2.38)	(0.26)	(0.36)	(0.62)
Year ended 12/31/2007	10.00	0.30	(0.43)	(0.13)	(0.28)	(0.26)	(0.54)
Class B Shares
Six months ended 06/30/2012 (f)	7.95	0.01	0.44	0.45	(0.01)	—	(0.01)
Year ended 12/31/2011	7.87	0.07	0.08	0.15	(0.07)	—	(0.07)
Year ended 12/31/2010	7.25	0.07	0.62	0.69	(0.07)	—	(0.07)
Year ended 12/31/2009	6.34	0.09	0.91	1.00	(0.09)	—	(0.09)
Year ended 12/31/2008	9.33	0.21	(2.63)	(2.42)	(0.21)	(0.36)	(0.57)
Year ended 12/31/2007	10.00	0.21	(0.41)	(0.20)	(0.21)	(0.26)	(0.47)
Legacy Class A Shares
Six months ended 06/30/2012 (f)	8.01	0.04	0.45	0.49	(0.04)	—	(0.04)
Year ended 12/31/2011	7.93	0.13	0.08	0.21	(0.13)	—	(0.13)
Year ended 12/31/2010	7.30	0.11	0.63	0.74	(0.11)	—	(0.11)
Year ended 12/31/2009	6.38	0.13	0.92	1.05	(0.13)	—	(0.13)
Year ended 12/31/2008	9.39	0.25	(2.65)	(2.40)	(0.25)	(0.36)	(0.61)
Year ended 12/31/2007	10.05	0.28	(0.40)	(0.12)	(0.28)	(0.26)	(0.54)
Legacy Class B Shares
Six months ended 06/30/2012 (f)	8.03	0.02	0.44	0.46	(0.02)	—	(0.02)
Year ended 12/31/2011	7.94	0.09	0.09	0.18	(0.09)	—	(0.09)
Year ended 12/31/2010	7.31	0.08	0.63	0.71	(0.08)	—	(0.08)
Year ended 12/31/2009	6.39	0.11	0.91	1.02	(0.10)	—	(0.10)
Year ended 12/31/2008	9.40	0.22	(2.65)	(2.43)	(0.22)	(0.36)	(0.58)
Year ended 12/31/2007	10.06	0.24	(0.40)	(0.16)	(0.24)	(0.26)	(0.50)
Institutional Shares
Six months ended 06/30/2012 (f)	7.95	0.05	0.44	0.49	(0.05)	—	(0.05)
Year ended 12/31/2011	7.86	0.15	0.09	0.24	(0.15)	—	(0.15)
Year ended 12/31/2010	7.24	0.13	0.62	0.75	(0.13)	—	(0.13)
Year ended 12/31/2009	6.33	0.15	0.90	1.05	(0.14)	—	(0.14)
Year ended 12/31/2008	9.33	0.28	(2.64)	(2.36)	(0.28)	(0.36)	(0.64)
Year ended 12/31/2007	10.00	0.31	(0.41)	(0.10)	(0.31)	(0.26)	(0.57)
Class R-1 Shares
Six months ended 06/30/2012 (f)	7.84	0.02	0.44	0.46	(0.02)	—	(0.02)
Year ended 12/31/2011	7.76	0.10	0.08	0.18	(0.10)	—	(0.10)
Year ended 12/31/2010	7.15	0.08	0.62	0.70	(0.09)	—	(0.09)
Year ended 12/31/2009	6.25	0.11	0.90	1.01	(0.11)	—	(0.11)
Year ended 12/31/2008	9.22	0.23	(2.61)	(2.38)	(0.23)	(0.36)	(0.59)
Year ended 12/31/2007	9.89	0.25	(0.41)	(0.16)	(0.25)	(0.26)	(0.51)
Class R-2 Shares
Six months ended 06/30/2012 (f)	7.86	0.03	0.43	0.46	(0.03)	—	(0.03)
Year ended 12/31/2011	7.78	0.12	0.08	0.20	(0.12)	—	(0.12)
Year ended 12/31/2010	7.17	0.10	0.62	0.72	(0.11)	—	(0.11)
Year ended 12/31/2009	6.26	0.13	0.90	1.03	(0.12)	—	(0.12)
Year ended 12/31/2008	9.24	0.24	(2.61)	(2.37)	(0.25)	(0.36)	(0.61)
Year ended 12/31/2007	9.90	0.33	(0.46)	(0.13)	(0.27)	(0.26)	(0.53)
Class R-3 Shares
Six months ended 06/30/2012 (f)	7.87	0.05	0.42	0.47	(0.04)	—	(0.04)
Year ended 12/31/2011	7.79	0.14	0.08	0.22	(0.14)	—	(0.14)
Year ended 12/31/2010	7.17	0.12	0.63	0.75	(0.13)	—	(0.13)
Year ended 12/31/2009	6.27	0.14	0.90	1.04	(0.14)	—	(0.14)
Year ended 12/31/2008	9.25	0.27	(2.62)	(2.35)	(0.27)	(0.36)	(0.63)
Year ended 12/31/2007	9.91	0.30	(0.40)	(0.10)	(0.30)	(0.26)	(0.56)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net realized gain distributions represent less than $0.01 per share for all classes in 2011.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Expense ratios relate to the Equity and Bond Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

(f)	Unaudited.

138	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (d) (e)	Net investment income (loss) (d)	Expenses (d) (e)	Net investment income (loss) (d)	Portfolio turnover rate (d)

$8.38	5.99%	$45.5	0.25%	0.92%	0.37%	0.80%	2%
7.94	2.73	40.8	0.25	1.62	0.36	1.51	2
7.86	10.25	34.6	0.25	1.55	0.36	1.44	1
7.24	16.48	21.5	0.25	2.07	0.37	1.95	1
6.33	(25.61)	14.4	0.25	3.12	0.34	3.03	16
9.33	(1.35)	17.8	0.25	2.97	0.34	2.88	1

8.39	5.64	10.0	0.95	0.22	1.07	0.10	2
7.95	2.01	9.3	0.95	0.90	1.06	0.79	2
7.87	9.55	9.1	0.85	0.88	0.96	0.77	1
7.25	15.77	8.2	0.85	1.41	0.97	1.29	1
6.34	(25.99)	6.9	0.84	2.50	0.94	2.40	16
9.33	(2.06)	9.9	0.95	2.04	1.04	1.95	1

8.46	6.07	85.7	0.25	0.92	0.37	0.80	2
8.01	2.68	80.6	0.25	1.60	0.36	1.49	2
7.93	10.27	77.7	0.25	1.48	0.36	1.37	1
7.30	16.47	70.8	0.25	2.00	0.37	1.88	1
6.38	(25.57)	64.8	0.25	2.99	0.34	2.90	16
9.39	(1.27)	100.1	0.25	2.70	0.34	2.61	1

8.47	5.70	24.5	0.65	0.52	0.77	0.40	2
8.03	2.35	25.5	0.65	1.13	0.76	1.02	2
7.94	9.79	31.9	0.65	1.05	0.77	0.93	1
7.31	16.00	34.1	0.65	1.59	0.77	1.47	1
6.39	(25.87)	32.4	0.65	2.62	0.74	2.53	16
9.40	(1.66)	49.4	0.65	2.30	0.74	2.21	1

8.39	6.11	17.7	0.00	1.17	0.12	1.05	2
7.95	3.10	15.8	0.00	1.86	0.11	1.75	2
7.86	10.49	14.6	0.00	1.74	0.11	1.63	1
7.24	16.73	12.2	0.00	2.28	0.12	2.16	1
6.33	(25.40)	9.0	0.00	3.34	0.09	3.25	16
9.33	(1.12)	11.4	0.00	3.01	0.09	2.92	1

8.28	5.92	2.5	0.57	0.60	0.69	0.48	2
7.84	2.42	2.3	0.57	1.29	0.68	1.18	2
7.76	9.86	2.3	0.57	1.14	0.69	1.02	1
7.15	16.16	2.5	0.57	1.68	0.69	1.56	1
6.25	(25.86)	2.0	0.57	2.78	0.66	2.69	16
9.22	(1.67)	2.6	0.57	2.48	0.66	2.39	1

8.29	5.88	4.7	0.37	0.80	0.49	0.68	2
7.86	2.63	3.6	0.37	1.46	0.48	1.35	2
7.78	10.04	3.7	0.37	1.31	0.49	1.19	1
7.17	16.51	3.9	0.37	1.91	0.49	1.79	1
6.26	(25.75)	2.9	0.37	2.99	0.46	2.90	16
9.24	(1.37)	3.8	0.37	3.29	0.45	3.21	1

8.30	6.01	1.3	0.07	1.10	0.19	0.98	2
7.87	2.92	1.2	0.07	1.75	0.18	1.64	2
7.79	10.52	1.1	0.07	1.66	0.18	1.55	1
7.17	16.64	0.9	0.07	2.19	0.19	2.07	1
6.27	(25.46)	0.8	0.07	3.28	0.16	3.19	16
9.25	(1.10)	1.1	0.07	2.95	0.16	2.86	1

See accompanying notes to financial statements.	139

STATE FARM MUTUAL FUND TRUST BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2012 (c)	$11.65	$0.16	$0.10	$0.26	$(0.16)	$—	$(0.16)
Year ended 12/31/2011	11.12	0.34	0.53	0.87	(0.34)	—	(0.34)
Year ended 12/31/2010	10.88	0.36	0.24	0.60	(0.36)	—	(0.36)
Year ended 12/31/2009	10.29	0.43	0.59	1.02	(0.43)	—	(0.43)
Year ended 12/31/2008	10.52	0.47	(0.23)	0.24	(0.47)	—	(0.47)
Year ended 12/31/2007	10.32	0.45	0.20	0.65	(0.45)	—	(0.45)
Class B Shares
Six months ended 06/30/2012 (c)	11.65	0.13	0.09	0.22	(0.13)	—	(0.13)
Year ended 12/31/2011	11.11	0.30	0.54	0.84	(0.30)	—	(0.30)
Year ended 12/31/2010	10.87	0.32	0.24	0.56	(0.32)	—	(0.32)
Year ended 12/31/2009	10.28	0.39	0.59	0.98	(0.39)	—	(0.39)
Year ended 12/31/2008	10.51	0.42	(0.23)	0.19	(0.42)	—	(0.42)
Year ended 12/31/2007	10.32	0.41	0.19	0.60	(0.41)	—	(0.41)
Legacy Class A Shares
Six months ended 06/30/2012 (c)	11.66	0.16	0.09	0.25	(0.16)	—	(0.16)
Year ended 12/31/2011	11.12	0.34	0.54	0.88	(0.34)	—	(0.34)
Year ended 12/31/2010	10.89	0.36	0.23	0.59	(0.36)	—	(0.36)
Year ended 12/31/2009	10.30	0.44	0.59	1.03	(0.44)	—	(0.44)
Year ended 12/31/2008	10.53	0.47	(0.23)	0.24	(0.47)	—	(0.47)
Year ended 12/31/2007	10.33	0.45	0.20	0.65	(0.45)	—	(0.45)
Legacy Class B Shares
Six months ended 06/30/2012 (c)	11.67	0.14	0.09	0.23	(0.14)	—	(0.14)
Year ended 12/31/2011	11.13	0.30	0.54	0.84	(0.30)	—	(0.30)
Year ended 12/31/2010	10.89	0.32	0.24	0.56	(0.32)	—	(0.32)
Year ended 12/31/2009	10.30	0.39	0.59	0.98	(0.39)	—	(0.39)
Year ended 12/31/2008	10.53	0.43	(0.23)	0.20	(0.43)	—	(0.43)
Year ended 12/31/2007	10.34	0.41	0.19	0.60	(0.41)	—	(0.41)
Institutional Shares
Six months ended 06/30/2012 (c)	11.65	0.17	0.09	0.26	(0.17)	—	(0.17)
Year ended 12/31/2011	11.11	0.37	0.54	0.91	(0.37)	—	(0.37)
Year ended 12/31/2010	10.87	0.39	0.24	0.63	(0.39)	—	(0.39)
Year ended 12/31/2009	10.29	0.46	0.58	1.04	(0.46)	—	(0.46)
Year ended 12/31/2008	10.51	0.49	(0.22)	0.27	(0.49)	—	(0.49)
Year ended 12/31/2007	10.32	0.48	0.19	0.67	(0.48)	—	(0.48)
Class R-1 Shares
Six months ended 06/30/2012 (c)	11.65	0.14	0.10	0.24	(0.14)	—	(0.14)
Year ended 12/31/2011	11.12	0.30	0.53	0.83	(0.30)	—	(0.30)
Year ended 12/31/2010	10.88	0.33	0.24	0.57	(0.33)	—	(0.33)
Year ended 12/31/2009	10.29	0.40	0.59	0.99	(0.40)	—	(0.40)
Year ended 12/31/2008	10.52	0.43	(0.23)	0.20	(0.43)	—	(0.43)
Year ended 12/31/2007	10.32	0.42	0.20	0.62	(0.42)	—	(0.42)
Class R-2 Shares
Six months ended 06/30/2012 (c)	11.64	0.15	0.10	0.25	(0.15)	—	(0.15)
Year ended 12/31/2011	11.11	0.33	0.53	0.86	(0.33)	—	(0.33)
Year ended 12/31/2010	10.87	0.35	0.24	0.59	(0.35)	—	(0.35)
Year ended 12/31/2009	10.28	0.42	0.59	1.01	(0.42)	—	(0.42)
Year ended 12/31/2008	10.51	0.45	(0.23)	0.22	(0.45)	—	(0.45)
Year ended 12/31/2007	10.32	0.44	0.19	0.63	(0.44)	—	(0.44)
Class R-3 Shares
Six months ended 06/30/2012 (c)	11.66	0.17	0.09	0.26	(0.17)	—	(0.17)
Year ended 12/31/2011	11.12	0.36	0.54	0.90	(0.36)	—	(0.36)
Year ended 12/31/2010	10.88	0.38	0.24	0.62	(0.38)	—	(0.38)
Year ended 12/31/2009	10.29	0.45	0.59	1.04	(0.45)	—	(0.45)
Year ended 12/31/2008	10.52	0.48	(0.23)	0.25	(0.48)	—	(0.48)
Year ended 12/31/2007	10.33	0.47	0.19	0.66	(0.47)	—	(0.47)

(a)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(b)	Determined on an annualized basis for periods that are less than a full year.

(c)	Unaudited.

140	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (a)	Net assets, end of period (millions)	Expenses (b)	Net investment income (loss) (b)	Expenses (b)	Net investment income (loss) (b)	Portfolio turnover rate (b)

$11.75	2.23%	$282.5	0.66%	2.73%	0.66%	2.73%	8%
11.65	7.95	208.9	0.67	2.99	0.67	2.99	8
11.12	5.56	160.5	0.68	3.19	0.68	3.19	16
10.88	10.12	84.6	0.69	4.01	0.69	4.01	11
10.29	2.30	38.5	0.70	4.49	0.70	4.49	6
10.52	6.50	23.1	0.70	4.40	0.70	4.40	16

11.74	1.94	11.8	1.06	2.33	1.06	2.33	8
11.65	7.62	10.9	1.07	2.60	1.07	2.60	8
11.11	5.14	9.7	1.08	2.82	1.08	2.82	16
10.87	9.69	8.2	1.09	3.66	1.09	3.66	11
10.28	1.89	6.6	1.10	4.09	1.10	4.09	6
10.51	5.98	6.0	1.10	3.99	1.10	3.99	16

11.75	2.14	149.0	0.66	2.74	0.66	2.74	8
11.66	8.05	142.4	0.67	3.00	0.67	3.00	8
11.12	5.46	130.2	0.68	3.23	0.68	3.23	16
10.89	10.12	120.8	0.69	4.08	0.69	4.08	11
10.30	2.30	114.0	0.70	4.48	0.70	4.48	6
10.53	6.50	118.2	0.70	4.39	0.70	4.39	16

11.76	1.94	34.8	1.06	2.34	1.06	2.34	8
11.67	7.61	38.1	1.07	2.61	1.07	2.61	8
11.13	5.14	47.3	1.08	2.84	1.08	2.84	16
10.89	9.68	51.9	1.09	3.68	1.09	3.68	11
10.30	1.90	50.7	1.10	4.08	1.10	4.08	6
10.53	5.97	53.0	1.10	3.99	1.10	3.99	16

11.74	2.27	159.0	0.41	2.99	0.41	2.99	8
11.65	8.32	140.1	0.42	3.25	0.42	3.25	8
11.11	5.82	124.3	0.43	3.47	0.43	3.47	16
10.87	10.30	105.7	0.44	4.30	0.44	4.30	11
10.29	2.66	74.8	0.45	4.72	0.45	4.72	6
10.51	6.66	98.8	0.45	4.64	0.45	4.64	16

11.75	2.07	3.9	0.98	2.42	0.98	2.42	8
11.65	7.61	3.9	0.99	2.68	0.99	2.68	8
11.12	5.22	3.7	1.00	2.92	1.00	2.92	16
10.88	9.77	4.5	1.01	3.75	1.01	3.75	11
10.29	1.98	3.9	1.02	4.18	1.02	4.18	6
10.52	6.16	2.6	1.02	4.08	1.02	4.08	16

11.74	2.17	8.2	0.78	2.62	0.78	2.62	8
11.64	7.83	6.7	0.79	2.88	0.79	2.88	8
11.11	5.43	5.9	0.80	3.10	0.80	3.10	16
10.87	10.00	4.9	0.81	3.94	0.81	3.94	11
10.28	2.18	3.7	0.82	4.37	0.82	4.37	6
10.51	6.27	3.2	0.82	4.28	0.82	4.28	16

11.75	2.23	2.1	0.48	2.92	0.48	2.92	8
11.66	8.24	1.9	0.49	3.19	0.49	3.19	8
11.12	5.75	1.7	0.50	3.42	0.50	3.42	16
10.88	10.32	1.2	0.51	4.27	0.51	4.27	11
10.29	2.49	1.3	0.52	4.66	0.52	4.66	6
10.52	6.59	1.3	0.52	4.57	0.52	4.57	16

See accompanying notes to financial statements.	141

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2012 (c)	$11.68	$0.16	$0.09	$0.25	$(0.16)	$—	$(0.16)
Year ended 12/31/2011	10.90	0.36	0.78	1.14	(0.36)	—	(0.36)
Year ended 12/31/2010	11.13	0.38	(0.22)	0.16	(0.38)	(0.01)	(0.39)
Year ended 12/31/2009	10.51	0.41	0.65	1.06	(0.41)	(0.03)	(0.44)
Year ended 12/31/2008	10.83	0.42	(0.23)	0.19	(0.42)	(0.09)	(0.51)
Year ended 12/31/2007	10.89	0.43	(0.01)	0.42	(0.43)	(0.05)	(0.48)
Class B Shares
Six months ended 06/30/2012 (c)	11.68	0.13	0.09	0.22	(0.13)	—	(0.13)
Year ended 12/31/2011	10.89	0.32	0.79	1.11	(0.32)	—	(0.32)
Year ended 12/31/2010	11.13	0.33	(0.23)	0.10	(0.33)	(0.01)	(0.34)
Year ended 12/31/2009	10.50	0.37	0.66	1.03	(0.37)	(0.03)	(0.40)
Year ended 12/31/2008	10.82	0.38	(0.23)	0.15	(0.38)	(0.09)	(0.47)
Year ended 12/31/2007	10.89	0.38	(0.02)	0.36	(0.38)	(0.05)	(0.43)
Legacy Class A Shares
Six months ended 06/30/2012 (c)	11.66	0.16	0.09	0.25	(0.16)	—	(0.16)
Year ended 12/31/2011	10.88	0.36	0.78	1.14	(0.36)	—	(0.36)
Year ended 12/31/2010	11.11	0.38	(0.22)	0.16	(0.38)	(0.01)	(0.39)
Year ended 12/31/2009	10.49	0.41	0.65	1.06	(0.41)	(0.03)	(0.44)
Year ended 12/31/2008	10.81	0.42	(0.23)	0.19	(0.42)	(0.09)	(0.51)
Year ended 12/31/2007	10.87	0.42	(0.01)	0.41	(0.42)	(0.05)	(0.47)
Legacy Class B Shares
Six months ended 06/30/2012 (c)	11.66	0.13	0.09	0.22	(0.13)	—	(0.13)
Year ended 12/31/2011	10.88	0.32	0.78	1.10	(0.32)	—	(0.32)
Year ended 12/31/2010	11.11	0.33	(0.22)	0.11	(0.33)	(0.01)	(0.34)
Year ended 12/31/2009	10.49	0.37	0.65	1.02	(0.37)	(0.03)	(0.40)
Year ended 12/31/2008	10.81	0.38	(0.23)	0.15	(0.38)	(0.09)	(0.47)
Year ended 12/31/2007	10.87	0.38	(0.01)	0.37	(0.38)	(0.05)	(0.43)

(a)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.

(b)	Determined on an annualized basis for periods that are less than a full year.

(c)	Unaudited.

142	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (a)	Net assets, end of period (millions)	Expenses (b)	Net investment income (loss) (b)	Expenses (b)	Net investment income (loss) (b)	Portfolio turnover rate (b)

$11.77	2.13%	$326.3	0.66%	2.70%	0.66%	2.70%	2%
11.68	10.69	211.1	0.68	3.22	0.68	3.22	10
10.90	1.35	159.2	0.68	3.35	0.68	3.35	4
11.13	10.23	91.4	0.70	3.66	0.70	3.66	4
10.51	1.88	30.7	0.70	3.96	0.71	3.95	36
10.83	4.01	21.0	0.70	3.93	0.72	3.91	18

11.77	1.93	6.1	1.06	2.31	1.06	2.31	2
11.68	10.35	5.3	1.08	2.83	1.08	2.83	10
10.89	0.86	4.5	1.08	2.97	1.08	2.97	4
11.13	9.91	3.8	1.10	3.34	1.10	3.34	4
10.50	1.48	3.3	1.10	3.55	1.11	3.54	36
10.82	3.50	3.4	1.10	3.54	1.12	3.52	18

11.75	2.13	86.6	0.66	2.72	0.66	2.72	2
11.66	10.70	77.7	0.68	3.23	0.68	3.23	10
10.88	1.35	66.2	0.68	3.38	0.68	3.38	4
11.11	10.25	66.9	0.70	3.74	0.70	3.74	4
10.49	1.88	60.1	0.70	3.95	0.71	3.94	36
10.81	4.00	62.2	0.70	3.94	0.72	3.92	18

11.75	1.93	26.1	1.06	2.32	1.06	2.32	2
11.66	10.26	25.9	1.08	2.84	1.08	2.84	10
10.88	0.95	25.1	1.08	2.98	1.08	2.98	4
11.11	9.81	26.1	1.10	3.34	1.10	3.34	4
10.49	1.47	24.9	1.10	3.55	1.11	3.54	36
10.81	3.59	26.0	1.10	3.54	1.12	3.52	18

See accompanying notes to financial statements.	143

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

(For a share outstanding throughout each period)

		Income from investment operations		Less distributions
	Net asset value, beginning of period	Net investment income (a)	Total from investment operations	Net investment income (a)	Total distributions
Class A Shares
Six months ended 06/30/2012 (f)	$1.00	$—	$—	$—	$—
Year ended 12/31/2011	1.00	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.05	0.05	(0.05)	(0.05)
Class B Shares
Six months ended 06/30/2012 (f)	1.00	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.04	0.04	(0.04)	(0.04)
Legacy Class A Shares
Six months ended 06/30/2012 (f)	1.00	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.05	0.05	(0.05)	(0.05)
Legacy Class B Shares
Six months ended 06/30/2012 (f)	1.00	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.04	0.04	(0.04)	(0.04)
Institutional Shares
Six months ended 06/30/2012 (f)	1.00	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.05	0.05	(0.05)	(0.05)
Class R-1 Shares
Six months ended 06/30/2012 (f)	1.00	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.04	0.04	(0.04)	(0.04)
Class R-2 Shares
Six months ended 06/30/2012 (f)	1.00	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.04	0.04	(0.04)	(0.04)
Class R-3 Shares
Six months ended 06/30/2012 (f)	1.00	—	—	—	—
Year ended 12/31/2011	1.00	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.05	0.05	(0.05)	(0.05)

(a)	Net investment income and distributions represent less than $0.01 per share for Institutional and Class R-3 shares in 2012, 2011 and 2010 and all classes in 2009.

(b)	Net investment income and Total return represent less than 0.005% per share for Institutional and Class R-3 shares in 2012, 2011 and 2010.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class B and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios for 2012, 2011, 2010 and 2009 include the effect of the voluntary fee waivers by SFIMC and VP Management Corp. described in Note 2 under Expense Reduction Agreements.

(f)	Unaudited.

144	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (b) (c)	Net assets, end of period (millions)	Expenses (d) (e)	Net investment income (b) (d)	Expenses (d)	Net investment income (d)

$1.00	0.00%	$99.1	0.09%	0.00%	0.59%	(0.50)%
1.00	0.00	106.8	0.11	0.00	0.60	(0.49)
1.00	0.00	94.0	0.17	0.00	0.60	(0.43)
1.00	0.04	80.8	0.29	0.04	0.61	(0.28)
1.00	2.02	72.1	0.60	1.89	0.61	1.88
1.00	4.67	38.1	0.60	4.50	0.64	4.46

1.00	0.00	3.1	0.09	0.00	1.00	(0.91)
1.00	0.00	3.2	0.11	0.00	1.00	(0.89)
1.00	0.00	3.1	0.17	0.00	1.00	(0.83)
1.00	0.01	3.3	0.32	0.01	1.01	(0.68)
1.00	1.62	3.2	1.00	1.57	1.01	1.56
1.00	4.25	2.6	1.00	4.17	1.03	4.14

1.00	0.00	72.2	0.09	0.00	0.59	(0.50)
1.00	0.00	80.5	0.11	0.00	0.60	(0.49)
1.00	0.00	75.0	0.17	0.00	0.60	(0.43)
1.00	0.04	88.8	0.30	0.04	0.61	(0.27)
1.00	2.02	96.3	0.60	1.96	0.61	1.95
1.00	4.67	74.3	0.60	4.57	0.63	4.54

1.00	0.00	6.2	0.09	0.00	0.99	(0.90)
1.00	0.00	7.7	0.12	0.00	1.00	(0.88)
1.00	0.00	8.6	0.17	0.00	1.00	(0.83)
1.00	0.01	10.7	0.32	0.01	1.01	(0.68)
1.00	1.62	9.9	1.00	1.52	1.01	1.51
1.00	4.26	5.0	1.00	4.16	1.03	4.13

1.00	0.00	48.3	0.09	0.00	0.44	(0.35)
1.00	0.00	52.0	0.11	0.00	0.45	(0.34)
1.00	0.00	40.8	0.17	0.00	0.45	(0.28)
1.00	0.06	38.4	0.28	0.06	0.46	(0.12)
1.00	2.17	32.9	0.45	2.07	0.46	2.06
1.00	4.82	19.3	0.45	4.70	0.48	4.67

1.00	0.00	5.8	0.09	0.00	0.92	(0.83)
1.00	0.00	5.6	0.12	0.00	0.92	(0.80)
1.00	0.00	5.9	0.17	0.00	0.92	(0.75)
1.00	0.02	7.0	0.32	0.02	0.93	(0.59)
1.00	1.70	6.1	0.92	1.63	0.93	1.62
1.00	4.33	4.1	0.92	4.25	0.95	4.22

1.00	0.00	16.2	0.09	0.00	0.72	(0.63)
1.00	0.00	15.8	0.11	0.00	0.72	(0.61)
1.00	0.00	14.5	0.17	0.00	0.72	(0.55)
1.00	0.03	13.4	0.31	0.03	0.73	(0.39)
1.00	1.90	12.5	0.72	1.85	0.73	1.84
1.00	4.54	8.3	0.72	4.44	0.76	4.40

1.00	0.00	2.4	0.09	0.00	0.52	(0.43)
1.00	0.00	2.5	0.11	0.00	0.52	(0.41)
1.00	0.00	3.1	0.17	0.00	0.52	(0.35)
1.00	0.05	1.9	0.28	0.05	0.53	(0.20)
1.00	2.10	1.7	0.52	2.06	0.53	2.05
1.00	4.75	1.5	0.52	4.65	0.55	4.62

See accompanying notes to financial statements.	145

STATE FARM MUTUAL FUND TRUST LIFEPATH RETIREMENT FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2012 (h)	$11.69	$0.09	$0.38	$0.47	$(0.10)	$—	$(0.10)
Year ended 12/31/2011	11.51	0.22	0.18	0.40	(0.22)	—	(0.22)
Year ended 12/31/2010	10.77	0.19	0.76	0.95	(0.19)	(0.02)	(0.21)
Year ended 12/31/2009	9.42	0.25	1.39	1.64	(0.29)	—	(0.29)
Year ended 12/31/2008	11.44	0.32	(2.04)	(1.72)	(0.25)	(0.05)	(0.30)
Year ended 12/31/2007	11.59	0.36	0.10	0.46	(0.35)	(0.26)	(0.61)
Class B Shares
Six months ended 06/30/2012 (h)	11.75	0.05	0.39	0.44	(0.06)	—	(0.06)
Year ended 12/31/2011	11.57	0.14	0.18	0.32	(0.14)	—	(0.14)
Year ended 12/31/2010	10.82	0.11	0.77	0.88	(0.11)	(0.02)	(0.13)
Year ended 12/31/2009	9.46	0.18	1.40	1.58	(0.22)	—	(0.22)
Year ended 12/31/2008	11.50	0.24	(2.05)	(1.81)	(0.18)	(0.05)	(0.23)
Year ended 12/31/2007	11.62	0.28	0.11	0.39	(0.25)	(0.26)	(0.51)
Legacy Class A Shares
Six months ended 06/30/2012 (h)	11.91	0.09	0.39	0.48	(0.09)	—	(0.09)
Year ended 12/31/2011	11.73	0.22	0.18	0.40	(0.22)	—	(0.22)
Year ended 12/31/2010	10.96	0.19	0.78	0.97	(0.18)	(0.02)	(0.20)
Year ended 12/31/2009	9.57	0.26	1.42	1.68	(0.29)	—	(0.29)
Year ended 12/31/2008	11.63	0.32	(2.08)	(1.76)	(0.25)	(0.05)	(0.30)
Year ended 12/31/2007	11.74	0.35	0.13	0.48	(0.33)	(0.26)	(0.59)
Legacy Class B Shares
Six months ended 06/30/2012 (h)	11.95	0.06	0.39	0.45	(0.07)	—	(0.07)
Year ended 12/31/2011	11.76	0.18	0.18	0.36	(0.17)	—	(0.17)
Year ended 12/31/2010	10.99	0.14	0.79	0.93	(0.14)	(0.02)	(0.16)
Year ended 12/31/2009	9.60	0.20	1.44	1.64	(0.25)	—	(0.25)
Year ended 12/31/2008	11.65	0.27	(2.07)	(1.80)	(0.20)	(0.05)	(0.25)
Year ended 12/31/2007	11.74	0.30	0.12	0.42	(0.25)	(0.26)	(0.51)
Institutional Shares
Six months ended 06/30/2012 (h)	11.92	0.11	0.38	0.49	(0.11)	—	(0.11)
Year ended 12/31/2011	11.73	0.25	0.19	0.44	(0.25)	—	(0.25)
Year ended 12/31/2010	10.96	0.22	0.78	1.00	(0.21)	(0.02)	(0.23)
Year ended 12/31/2009	9.58	0.28	1.41	1.69	(0.31)	—	(0.31)
Year ended 12/31/2008	11.63	0.34	(2.07)	(1.73)	(0.27)	(0.05)	(0.32)
Year ended 12/31/2007	11.77	0.38	0.12	0.50	(0.38)	(0.26)	(0.64)
Class R-1 Shares
Six months ended 06/30/2012 (h)	11.72	0.07	0.39	0.46	(0.08)	—	(0.08)
Year ended 12/31/2011	11.54	0.18	0.18	0.36	(0.18)	—	(0.18)
Year ended 12/31/2010	10.79	0.15	0.76	0.91	(0.14)	(0.02)	(0.16)
Year ended 12/31/2009	9.43	0.22	1.40	1.62	(0.26)	—	(0.26)
Year ended 12/31/2008	11.46	0.28	(2.05)	(1.77)	(0.21)	(0.05)	(0.26)
Year ended 12/31/2007	11.58	0.31	0.12	0.43	(0.29)	(0.26)	(0.55)
Class R-2 Shares
Six months ended 06/30/2012 (h)	11.94	0.08	0.39	0.47	(0.09)	—	(0.09)
Year ended 12/31/2011	11.75	0.21	0.19	0.40	(0.21)	—	(0.21)
Year ended 12/31/2010	10.99	0.18	0.77	0.95	(0.17)	(0.02)	(0.19)
Year ended 12/31/2009	9.60	0.24	1.43	1.67	(0.28)	—	(0.28)
Year ended 12/31/2008	11.66	0.31	(2.08)	(1.77)	(0.24)	(0.05)	(0.29)
Year ended 12/31/2007	11.78	0.35	0.11	0.46	(0.32)	(0.26)	(0.58)
Class R-3 Shares
Six months ended 06/30/2012 (h)	11.90	0.10	0.38	0.48	(0.10)	—	(0.10)
Year ended 12/31/2011	11.71	0.25	0.18	0.43	(0.24)	—	(0.24)
Year ended 12/31/2010	10.95	0.21	0.77	0.98	(0.20)	(0.02)	(0.22)
Year ended 12/31/2009	9.56	0.26	1.44	1.70	(0.31)	—	(0.31)
Year ended 12/31/2008	11.62	0.34	(2.08)	(1.74)	(0.27)	(0.05)	(0.32)
Year ended 12/31/2007	11.76	0.37	0.11	0.48	(0.36)	(0.26)	(0.62)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Underlying Master Portfolios; and applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.29% and 2.36%, respectively, for the six months ended June 30, 2012.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of the expense reduction change described in Note 2 under Expense Reduction Agreements.

146	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d) (e)	Net investment income (loss) (b) (d)	Expenses (d) (f)	Net investment income (loss) (d) (f)	Portfolio turnover rate (g)

$12.06	3.98%	$414.8	1.17%	1.52%	1.45%	1.24%	6%
11.69	3.51	352.7	1.17	1.89	1.47	1.59	4
11.51	8.92	266.9	1.17	1.71	1.51	1.37	4
10.77	17.62	191.3	1.21	2.72	1.65	2.28	6
9.42	(15.33)	41.9	1.20	2.97	1.54	2.63	11
11.44	3.96	37.5	1.22	3.08	1.56	2.74	6

12.13	3.64	11.2	1.77	0.89	2.05	0.61	6
11.75	2.85	10.3	1.87	1.18	2.17	0.88	4
11.57	8.22	9.5	1.87	0.99	2.21	0.65	4
10.82	16.86	8.2	1.91	1.95	2.38	1.48	6
9.46	(16.00)	1.4	1.90	2.26	2.24	1.92	11
11.50	3.32	1.3	1.92	2.34	2.26	2.00	6

12.30	3.97	267.3	1.17	1.48	1.45	1.20	6
11.91	3.50	258.3	1.17	1.88	1.47	1.58	4
11.73	9.01	263.0	1.17	1.68	1.51	1.34	4
10.96	17.61	261.1	1.21	2.72	1.66	2.27	6
9.57	(15.36)	69.3	1.20	2.89	1.54	2.55	11
11.63	4.03	100.5	1.21	2.91	1.55	2.57	6

12.33	3.72	28.6	1.57	1.02	1.85	0.74	6
11.95	3.06	34.6	1.57	1.47	1.87	1.17	4
11.76	8.55	44.4	1.57	1.28	1.91	0.94	4
10.99	17.22	46.0	1.61	2.21	2.05	1.77	6
9.60	(15.68)	8.2	1.60	2.50	1.94	2.16	11
11.65	3.59	11.2	1.62	2.51	1.95	2.18	6

12.30	4.09	70.3	0.92	1.75	1.20	1.47	6
11.92	3.78	64.6	0.92	2.14	1.22	1.84	4
11.73	9.29	57.1	0.92	1.94	1.26	1.60	4
10.96	17.90	53.1	0.96	2.94	1.38	2.52	6
9.58	(15.14)	11.2	0.95	3.16	1.29	2.82	11
11.63	4.20	13.9	0.97	3.21	1.30	2.88	6

12.10	3.88	5.3	1.49	1.14	1.77	0.86	6
11.72	3.16	5.3	1.49	1.56	1.79	1.26	4
11.54	8.59	5.3	1.49	1.34	1.83	1.00	4
10.79	17.34	6.5	1.53	2.42	2.00	1.95	6
9.43	(15.68)	1.5	1.52	2.60	1.86	2.26	11
11.46	3.65	1.8	1.54	2.64	1.88	2.30	6

12.32	3.90	17.3	1.29	1.34	1.57	1.06	6
11.94	3.38	16.6	1.29	1.77	1.59	1.47	4
11.75	8.88	16.5	1.29	1.59	1.63	1.25	4
10.99	17.55	12.1	1.33	2.53	1.76	2.10	6
9.60	(15.50)	2.0	1.32	2.82	1.66	2.48	11
11.66	3.89	1.7	1.34	2.88	1.67	2.55	6

12.28	4.06	1.8	0.99	1.68	1.27	1.40	6
11.90	3.71	1.6	0.99	2.06	1.29	1.76	4
11.71	9.13	1.3	0.99	1.86	1.33	1.52	4
10.95	17.87	1.1	1.02	2.76	1.42	2.36	6
9.56	(15.20)	0.1	1.02	3.14	1.36	2.80	11
11.62	4.08	0.1	1.04	3.11	1.38	2.77	6

(f)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.55% and 2.10%, respectively, for the six months ended June 30, 2012.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio. For 2009, excludes in-kind contribution of portfolio securities received in a fund merger on November 20, 2009.

(h)	Unaudited.

See accompanying notes to financial statements.	147

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2012 (g)	$12.79	$0.10	$0.54	$0.64	$—	$—	$—
Year ended 12/31/2011	12.86	0.22	(0.08)	0.14	(0.21)	—	(0.21)
Year ended 12/31/2010	11.81	0.19	1.04	1.23	(0.18)	—	(0.18)
Year ended 12/31/2009	9.85	0.24	1.95	2.19	(0.23)	—	(0.23)
Year ended 12/31/2008	13.65	0.29	(3.80)	(3.51)	(0.24)	(0.05)	(0.29)
Year ended 12/31/2007	13.98	0.34	0.07	0.41	(0.28)	(0.46)	(0.74)
Class B Shares
Six months ended 06/30/2012 (g)	12.72	0.06	0.53	0.59	—	—	—
Year ended 12/31/2011	12.79	0.13	(0.08)	0.05	(0.12)	—	(0.12)
Year ended 12/31/2010	11.75	0.10	1.04	1.14	(0.10)	—	(0.10)
Year ended 12/31/2009	9.82	0.17	1.92	2.09	(0.16)	—	(0.16)
Year ended 12/31/2008	13.60	0.21	(3.77)	(3.56)	(0.17)	(0.05)	(0.22)
Year ended 12/31/2007	13.94	0.23	0.09	0.32	(0.20)	(0.46)	(0.66)
Legacy Class A Shares
Six months ended 06/30/2012 (g)	12.74	0.10	0.53	0.63	—	—	—
Year ended 12/31/2011	12.81	0.22	(0.08)	0.14	(0.21)	—	(0.21)
Year ended 12/31/2010	11.75	0.18	1.05	1.23	(0.17)	—	(0.17)
Year ended 12/31/2009	9.80	0.24	1.93	2.17	(0.22)	—	(0.22)
Year ended 12/31/2008	13.56	0.29	(3.77)	(3.48)	(0.23)	(0.05)	(0.28)
Year ended 12/31/2007	13.88	0.30	0.10	0.40	(0.26)	(0.46)	(0.72)
Legacy Class B Shares
Six months ended 06/30/2012 (g)	12.74	0.07	0.54	0.61	—	—	—
Year ended 12/31/2011	12.79	0.16	(0.07)	0.09	(0.14)	—	(0.14)
Year ended 12/31/2010	11.74	0.14	1.03	1.17	(0.12)	—	(0.12)
Year ended 12/31/2009	9.79	0.19	1.94	2.13	(0.18)	—	(0.18)
Year ended 12/31/2008	13.54	0.24	(3.76)	(3.52)	(0.18)	(0.05)	(0.23)
Year ended 12/31/2007	13.85	0.25	0.10	0.35	(0.20)	(0.46)	(0.66)
Institutional Shares
Six months ended 06/30/2012 (g)	12.81	0.12	0.53	0.65	—	—	—
Year ended 12/31/2011	12.88	0.25	(0.08)	0.17	(0.24)	—	(0.24)
Year ended 12/31/2010	11.81	0.22	1.05	1.27	(0.20)	—	(0.20)
Year ended 12/31/2009	9.85	0.27	1.94	2.21	(0.25)	—	(0.25)
Year ended 12/31/2008	13.65	0.32	(3.81)	(3.49)	(0.26)	(0.05)	(0.31)
Year ended 12/31/2007	13.97	0.35	0.09	0.44	(0.30)	(0.46)	(0.76)
Class R-1 Shares
Six months ended 06/30/2012 (g)	12.73	0.08	0.54	0.62	—	—	—
Year ended 12/31/2011	12.81	0.18	(0.09)	0.09	(0.17)	—	(0.17)
Year ended 12/31/2010	11.75	0.14	1.05	1.19	(0.13)	—	(0.13)
Year ended 12/31/2009	9.80	0.21	1.94	2.15	(0.20)	—	(0.20)
Year ended 12/31/2008	13.59	0.26	(3.79)	(3.53)	(0.21)	(0.05)	(0.26)
Year ended 12/31/2007	13.92	0.27	0.09	0.36	(0.23)	(0.46)	(0.69)
Class R-2 Shares
Six months ended 06/30/2012 (g)	12.75	0.09	0.53	0.62	—	—	—
Year ended 12/31/2011	12.82	0.20	(0.07)	0.13	(0.20)	—	(0.20)
Year ended 12/31/2010	11.77	0.18	1.03	1.21	(0.16)	—	(0.16)
Year ended 12/31/2009	9.82	0.23	1.94	2.17	(0.22)	—	(0.22)
Year ended 12/31/2008	13.60	0.28	(3.79)	(3.51)	(0.22)	(0.05)	(0.27)
Year ended 12/31/2007	13.94	0.31	0.08	0.39	(0.27)	(0.46)	(0.73)
Class R-3 Shares
Six months ended 06/30/2012 (g)	12.76	0.11	0.55	0.66	—	—	—
Year ended 12/31/2011	12.83	0.24	(0.08)	0.16	(0.23)	—	(0.23)
Year ended 12/31/2010	11.77	0.21	1.04	1.25	(0.19)	—	(0.19)
Year ended 12/31/2009	9.81	0.26	1.95	2.21	(0.25)	—	(0.25)
Year ended 12/31/2008	13.59	0.31	(3.78)	(3.47)	(0.26)	(0.05)	(0.31)
Year ended 12/31/2007	13.91	0.34	0.09	0.43	(0.29)	(0.46)	(0.75)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Underlying Master Portfolios; and applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.26% and 2.39%, respectively, for the six months ended June 30, 2012.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.54% and 2.11%, respectively, for the six months ended June 30, 2012.

148	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d)	Net investment income (loss) (b) (d)	Expenses (d) (e)	Net investment income (loss) (d) (e)	Portfolio turnover rate (f)

$13.43	5.00%	$629.3	1.14%	1.57%	1.45%	1.26%	8%
12.79	1.12	537.2	1.13	1.70	1.45	1.38	5
12.86	10.40	433.6	1.13	1.56	1.48	1.21	4
11.81	22.25	297.0	1.13	2.30	1.48	1.95	6
9.85	(25.75)	182.9	1.13	2.42	1.47	2.08	13
13.65	2.94	191.9	1.14	2.34	1.47	2.01	7

13.31	4.64	26.4	1.84	0.84	2.15	0.53	8
12.72	0.42	24.1	1.83	0.98	2.15	0.66	5
12.79	9.66	21.9	1.83	0.85	2.18	0.50	4
11.75	21.31	17.2	1.83	1.59	2.18	1.24	6
9.82	(26.24)	11.6	1.83	1.73	2.17	1.39	13
13.60	2.30	11.7	1.84	1.58	2.17	1.25	7

13.37	4.95	378.8	1.14	1.53	1.45	1.22	8
12.74	1.09	356.9	1.13	1.68	1.45	1.36	5
12.81	10.47	358.8	1.13	1.53	1.48	1.18	4
11.75	22.17	334.4	1.13	2.25	1.48	1.90	6
9.80	(25.69)	290.5	1.13	2.34	1.47	2.00	13
13.56	2.87	437.4	1.14	2.13	1.47	1.80	7

13.35	4.79	53.8	1.54	1.05	1.85	0.74	8
12.74	0.71	62.5	1.53	1.26	1.85	0.94	5
12.79	9.96	76.3	1.53	1.12	1.88	0.77	4
11.74	21.76	74.0	1.53	1.86	1.88	1.51	6
9.79	(26.02)	65.4	1.53	1.94	1.87	1.60	13
13.54	2.54	95.8	1.54	1.74	1.87	1.41	7

13.46	5.07	138.8	0.89	1.79	1.20	1.48	8
12.81	1.34	125.4	0.88	1.94	1.20	1.62	5
12.88	10.77	114.3	0.88	1.80	1.23	1.45	4
11.81	22.47	91.1	0.88	2.53	1.23	2.18	6
9.85	(25.56)	61.3	0.88	2.61	1.22	2.27	13
13.65	3.06	82.0	0.89	2.43	1.22	2.10	7

13.35	4.79	14.6	1.46	1.23	1.77	0.92	8
12.73	0.77	13.1	1.45	1.35	1.77	1.03	5
12.81	10.10	12.2	1.45	1.17	1.80	0.82	4
11.75	21.90	12.3	1.45	1.97	1.80	1.62	6
9.80	(25.98)	8.5	1.45	2.13	1.79	1.79	13
13.59	2.55	7.9	1.46	1.86	1.79	1.53	7

13.37	4.86	34.9	1.26	1.42	1.57	1.11	8
12.75	0.99	30.4	1.25	1.57	1.57	1.25	5
12.82	10.31	26.9	1.25	1.45	1.60	1.10	4
11.77	22.12	16.5	1.25	2.18	1.60	1.83	6
9.82	(25.81)	9.6	1.25	2.27	1.59	1.93	13
13.60	2.75	10.6	1.26	2.16	1.59	1.83	7

13.42	5.09	3.0	0.96	1.65	1.27	1.34	8
12.76	1.29	2.7	0.95	1.85	1.27	1.53	5
12.83	10.60	2.9	0.95	1.70	1.30	1.35	4
11.77	22.48	2.8	0.95	2.45	1.30	2.10	6
9.81	(25.57)	1.8	0.95	2.56	1.29	2.22	13
13.59	3.07	2.3	0.96	2.35	1.29	2.02	7

(f)	Amount represents the portfolio turnover rate of the Master Portfolio.

(g)	Unaudited.

See accompanying notes to financial statements.	149

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2012 (g)	$12.82	$0.11	$0.64	$0.75	$—	$—	$—
Year ended 12/31/2011	13.15	0.20	(0.34)	(0.14)	(0.19)	—	(0.19)
Year ended 12/31/2010	11.95	0.18	1.19	1.37	(0.17)	—	(0.17)
Year ended 12/31/2009	9.70	0.22	2.24	2.46	(0.21)	—	(0.21)
Year ended 12/31/2008	14.49	0.26	(4.80)	(4.54)	(0.21)	(0.04)	(0.25)
Year ended 12/31/2007	14.91	0.29	0.05	0.34	(0.24)	(0.52)	(0.76)
Class B Shares
Six months ended 06/30/2012 (g)	12.77	0.06	0.64	0.70	—	—	—
Year ended 12/31/2011	13.10	0.11	(0.34)	(0.23)	(0.10)	—	(0.10)
Year ended 12/31/2010	11.91	0.09	1.18	1.27	(0.08)	—	(0.08)
Year ended 12/31/2009	9.69	0.15	2.21	2.36	(0.14)	—	(0.14)
Year ended 12/31/2008	14.45	0.17	(4.76)	(4.59)	(0.13)	(0.04)	(0.17)
Year ended 12/31/2007	14.89	0.18	0.05	0.23	(0.15)	(0.52)	(0.67)
Legacy Class A Shares
Six months ended 06/30/2012 (g)	12.83	0.10	0.64	0.74	—	—	—
Year ended 12/31/2011	13.15	0.20	(0.33)	(0.13)	(0.19)	—	(0.19)
Year ended 12/31/2010	11.94	0.17	1.20	1.37	(0.16)	—	(0.16)
Year ended 12/31/2009	9.69	0.21	2.24	2.45	(0.20)	—	(0.20)
Year ended 12/31/2008	14.45	0.25	(4.77)	(4.52)	(0.20)	(0.04)	(0.24)
Year ended 12/31/2007	14.86	0.26	0.06	0.32	(0.21)	(0.52)	(0.73)
Legacy Class B Shares
Six months ended 06/30/2012 (g)	12.79	0.07	0.65	0.72	—	—	—
Year ended 12/31/2011	13.10	0.14	(0.33)	(0.19)	(0.12)	—	(0.12)
Year ended 12/31/2010	11.89	0.12	1.20	1.32	(0.11)	—	(0.11)
Year ended 12/31/2009	9.66	0.17	2.22	2.39	(0.16)	—	(0.16)
Year ended 12/31/2008	14.39	0.20	(4.74)	(4.54)	(0.15)	(0.04)	(0.19)
Year ended 12/31/2007	14.79	0.20	0.07	0.27	(0.15)	(0.52)	(0.67)
Institutional Shares
Six months ended 06/30/2012 (g)	12.88	0.12	0.65	0.77	—	—	—
Year ended 12/31/2011	13.21	0.23	(0.34)	(0.11)	(0.22)	—	(0.22)
Year ended 12/31/2010	11.99	0.21	1.20	1.41	(0.19)	—	(0.19)
Year ended 12/31/2009	9.73	0.25	2.24	2.49	(0.23)	—	(0.23)
Year ended 12/31/2008	14.52	0.28	(4.80)	(4.52)	(0.23)	(0.04)	(0.27)
Year ended 12/31/2007	14.93	0.31	0.05	0.36	(0.25)	(0.52)	(0.77)
Class R-1 Shares
Six months ended 06/30/2012 (g)	12.76	0.08	0.65	0.73	—	—	—
Year ended 12/31/2011	13.08	0.15	(0.32)	(0.17)	(0.15)	—	(0.15)
Year ended 12/31/2010	11.88	0.13	1.19	1.32	(0.12)	—	(0.12)
Year ended 12/31/2009	9.66	0.19	2.20	2.39	(0.17)	—	(0.17)
Year ended 12/31/2008	14.42	0.22	(4.76)	(4.54)	(0.18)	(0.04)	(0.22)
Year ended 12/31/2007	14.85	0.23	0.05	0.28	(0.19)	(0.52)	(0.71)
Class R-2 Shares
Six months ended 06/30/2012 (g)	12.81	0.10	0.63	0.73	—	—	—
Year ended 12/31/2011	13.13	0.19	(0.34)	(0.15)	(0.17)	—	(0.17)
Year ended 12/31/2010	11.94	0.16	1.18	1.34	(0.15)	—	(0.15)
Year ended 12/31/2009	9.69	0.20	2.24	2.44	(0.19)	—	(0.19)
Year ended 12/31/2008	14.46	0.24	(4.78)	(4.54)	(0.19)	(0.04)	(0.23)
Year ended 12/31/2007	14.89	0.27	0.04	0.31	(0.22)	(0.52)	(0.74)
Class R-3 Shares
Six months ended 06/30/2012 (g)	12.87	0.12	0.65	0.77	—	—	—
Year ended 12/31/2011	13.19	0.22	(0.33)	(0.11)	(0.21)	—	(0.21)
Year ended 12/31/2010	11.98	0.20	1.19	1.39	(0.18)	—	(0.18)
Year ended 12/31/2009	9.71	0.24	2.25	2.49	(0.22)	—	(0.22)
Year ended 12/31/2008	14.49	0.28	(4.79)	(4.51)	(0.23)	(0.04)	(0.27)
Year ended 12/31/2007	14.90	0.30	0.05	0.35	(0.24)	(0.52)	(0.76)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Underlying Master Portfolios; and applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.24% and 2.42%, respectively, for the six months ended June 30, 2012.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.53% and 2.13%, respectively, for the six months ended June 30, 2012.

150	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d)	Net investment income (loss) (b) (d)	Expenses (d) (e)	Net investment income (loss) (d) (e)	Portfolio turnover rate (f)

$13.57	5.85%	$563.7	1.12%	1.59%	1.45%	1.26%	8%
12.82	(1.04)	483.8	1.12	1.52	1.45	1.19	7
13.15	11.42	399.1	1.11	1.45	1.47	1.09	3
11.95	25.31	263.6	1.11	2.10	1.47	1.74	7
9.70	(31.38)	159.9	1.12	2.07	1.46	1.73	13
14.49	2.28	164.9	1.14	1.91	1.47	1.58	7

13.47	5.48	31.2	1.82	0.87	2.15	0.54	8
12.77	(1.74)	28.3	1.82	0.80	2.15	0.47	7
13.10	10.67	26.1	1.81	0.73	2.17	0.37	3
11.91	24.33	20.4	1.81	1.40	2.16	1.05	7
9.69	(31.78)	13.0	1.82	1.37	2.16	1.03	13
14.45	1.58	13.4	1.84	1.15	2.17	0.82	7

13.57	5.85	277.5	1.12	1.56	1.45	1.23	8
12.83	(1.00)	258.1	1.11	1.50	1.45	1.16	7
13.15	11.44	260.0	1.11	1.41	1.47	1.05	3
11.94	25.26	238.7	1.11	2.06	1.47	1.70	7
9.69	(31.34)	196.0	1.12	1.97	1.46	1.63	13
14.45	2.19	306.2	1.14	1.68	1.47	1.35	7

13.51	5.63	45.8	1.52	1.08	1.85	0.75	8
12.79	(1.44)	50.6	1.51	1.07	1.85	0.73	7
13.10	11.06	60.9	1.51	1.00	1.87	0.64	3
11.89	24.69	58.7	1.51	1.66	1.87	1.30	7
9.66	(31.62)	49.3	1.52	1.57	1.86	1.23	13
14.39	1.86	76.7	1.54	1.28	1.87	0.95	7

13.65	5.98	142.1	0.87	1.83	1.20	1.50	8
12.88	(0.82)	125.4	0.87	1.76	1.20	1.43	7
13.21	11.75	114.6	0.86	1.67	1.22	1.31	3
11.99	25.55	92.1	0.86	2.34	1.22	1.98	7
9.73	(31.16)	62.2	0.87	2.25	1.21	1.91	13
14.52	2.46	86.3	0.89	1.98	1.22	1.65	7

13.49	5.72	17.5	1.44	1.21	1.77	0.88	8
12.76	(1.32)	16.3	1.43	1.16	1.77	0.82	7
13.08	11.09	15.9	1.43	1.07	1.79	0.71	3
11.88	24.77	13.9	1.43	1.77	1.79	1.41	7
9.66	(31.55)	8.2	1.44	1.75	1.78	1.41	13
14.42	1.90	8.3	1.46	1.49	1.79	1.16	7

13.54	5.70	33.5	1.24	1.48	1.57	1.15	8
12.81	(1.11)	26.3	1.24	1.41	1.57	1.08	7
13.13	11.32	23.9	1.23	1.34	1.59	0.98	3
11.94	25.09	14.8	1.23	1.96	1.59	1.60	7
9.69	(31.43)	10.3	1.24	1.90	1.58	1.56	13
14.46	2.11	11.8	1.26	1.76	1.59	1.43	7

13.64	5.98	3.5	0.94	1.77	1.27	1.44	8
12.87	(0.85)	2.9	0.93	1.66	1.27	1.32	7
13.19	11.60	3.1	0.93	1.62	1.29	1.26	3
11.98	25.67	2.2	0.93	2.30	1.29	1.94	7
9.71	(31.15)	1.2	0.94	2.29	1.28	1.95	13
14.49	2.40	1.2	0.96	1.91	1.29	1.58	7

(f)	Amount represents the portfolio turnover rate of the Master Portfolio.

(g)	Unaudited.

See accompanying notes to financial statements.	151

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2012 (g)	$12.85	$0.11	$0.73	$0.84	$—	$—	$—
Year ended 12/31/2011	13.41	0.18	(0.56)	(0.38)	(0.18)	—	(0.18)
Year ended 12/31/2010	12.08	0.16	1.32	1.48	(0.15)	—	(0.15)
Year ended 12/31/2009	9.62	0.20	2.45	2.65	(0.19)	—	(0.19)
Year ended 12/31/2008	15.28	0.22	(5.67)	(5.45)	(0.19)	(0.02)	(0.21)
Year ended 12/31/2007	15.82	0.26	(0.01)	0.25	(0.19)	(0.60)	(0.79)
Class B Shares
Six months ended 06/30/2012 (g)	12.80	0.06	0.72	0.78	—	—	—
Year ended 12/31/2011	13.35	0.09	(0.55)	(0.46)	(0.09)	—	(0.09)
Year ended 12/31/2010	12.04	0.07	1.31	1.38	(0.07)	—	(0.07)
Year ended 12/31/2009	9.60	0.13	2.43	2.56	(0.12)	—	(0.12)
Year ended 12/31/2008	15.24	0.13	(5.64)	(5.51)	(0.11)	(0.02)	(0.13)
Year ended 12/31/2007	15.81	0.13	0.01	0.14	(0.11)	(0.60)	(0.71)
Legacy Class A Shares
Six months ended 06/30/2012 (g)	12.88	0.11	0.72	0.83	—	—	—
Year ended 12/31/2011	13.42	0.18	(0.55)	(0.37)	(0.17)	—	(0.17)
Year ended 12/31/2010	12.09	0.16	1.32	1.48	(0.15)	—	(0.15)
Year ended 12/31/2009	9.62	0.19	2.46	2.65	(0.18)	—	(0.18)
Year ended 12/31/2008	15.27	0.21	(5.67)	(5.46)	(0.17)	(0.02)	(0.19)
Year ended 12/31/2007	15.78	0.21	0.05	0.26	(0.17)	(0.60)	(0.77)
Legacy Class B Shares
Six months ended 06/30/2012 (g)	12.87	0.07	0.73	0.80	—	—	—
Year ended 12/31/2011	13.40	0.12	(0.54)	(0.42)	(0.11)	—	(0.11)
Year ended 12/31/2010	12.07	0.11	1.32	1.43	(0.10)	—	(0.10)
Year ended 12/31/2009	9.61	0.15	2.45	2.60	(0.14)	—	(0.14)
Year ended 12/31/2008	15.23	0.16	(5.64)	(5.48)	(0.12)	(0.02)	(0.14)
Year ended 12/31/2007	15.74	0.15	0.04	0.19	(0.10)	(0.60)	(0.70)
Institutional Shares
Six months ended 06/30/2012 (g)	12.93	0.13	0.73	0.86	—	—	—
Year ended 12/31/2011	13.48	0.22	(0.56)	(0.34)	(0.21)	—	(0.21)
Year ended 12/31/2010	12.15	0.19	1.32	1.51	(0.18)	—	(0.18)
Year ended 12/31/2009	9.66	0.23	2.47	2.70	(0.21)	—	(0.21)
Year ended 12/31/2008	15.34	0.25	(5.70)	(5.45)	(0.21)	(0.02)	(0.23)
Year ended 12/31/2007	15.85	0.26	0.04	0.30	(0.21)	(0.60)	(0.81)
Class R-1 Shares
Six months ended 06/30/2012 (g)	12.80	0.08	0.73	0.81	—	—	—
Year ended 12/31/2011	13.34	0.13	(0.54)	(0.41)	(0.13)	—	(0.13)
Year ended 12/31/2010	12.02	0.12	1.31	1.43	(0.11)	—	(0.11)
Year ended 12/31/2009	9.59	0.16	2.42	2.58	(0.15)	—	(0.15)
Year ended 12/31/2008	15.22	0.18	(5.64)	(5.46)	(0.15)	(0.02)	(0.17)
Year ended 12/31/2007	15.75	0.18	0.03	0.21	(0.14)	(0.60)	(0.74)
Class R-2 Shares
Six months ended 06/30/2012 (g)	12.85	0.10	0.72	0.82	—	—	—
Year ended 12/31/2011	13.40	0.17	(0.56)	(0.39)	(0.16)	—	(0.16)
Year ended 12/31/2010	12.08	0.15	1.31	1.46	(0.14)	—	(0.14)
Year ended 12/31/2009	9.62	0.19	2.45	2.64	(0.18)	—	(0.18)
Year ended 12/31/2008	15.28	0.21	(5.68)	(5.47)	(0.17)	(0.02)	(0.19)
Year ended 12/31/2007	15.81	0.22	0.02	0.24	(0.17)	(0.60)	(0.77)
Class R-3 Shares
Six months ended 06/30/2012 (g)	13.05	0.12	0.73	0.85	—	—	—
Year ended 12/31/2011	13.60	0.21	(0.56)	(0.35)	(0.20)	—	(0.20)
Year ended 12/31/2010	12.25	0.19	1.33	1.52	(0.17)	—	(0.17)
Year ended 12/31/2009	9.64	0.23	2.58	2.81	(0.20)	—	(0.20)
Year ended 12/31/2008	15.32	0.25	(5.70)	(5.45)	(0.21)	(0.02)	(0.23)
Year ended 12/31/2007	15.83	0.27	0.03	0.30	(0.21)	(0.60)	(0.81)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Underlying Master Portfolios; and applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.22% and 2.45%, respectively, for the six months ended June 30, 2012.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.53% and 2.14%, respectively, for the six months ended June 30, 2012.

(f)	Amount represents the portfolio turnover rate of the Master Portfolio.

152	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d)	Net investment income (loss) (b) (d)	Expenses (d) (e)	Net investment income (loss) (d) (e)	Portfolio turnover rate (f)

$13.69	6.54%	$348.1	1.12%	1.62%	1.46%	1.28%	7%
12.85	(2.85)	297.6	1.10	1.36	1.46	1.00	8
13.41	12.28	257.8	1.11	1.34	1.48	0.97	4
12.08	27.49	180.5	1.11	1.92	1.47	1.56	6
9.62	(35.68)	112.0	1.13	1.74	1.47	1.40	14
15.28	1.57	122.9	1.15	1.58	1.48	1.25	8

13.58	6.09	30.6	1.82	0.89	2.16	0.55	7
12.80	(3.47)	27.6	1.80	0.65	2.16	0.29	8
13.35	11.47	26.1	1.81	0.61	2.18	0.24	4
12.04	26.66	20.7	1.81	1.22	2.17	0.86	6
9.60	(36.13)	12.9	1.83	1.05	2.17	0.71	14
15.24	0.85	13.7	1.85	0.81	2.18	0.48	8

13.71	6.44	195.3	1.12	1.57	1.46	1.23	7
12.88	(2.81)	182.2	1.10	1.34	1.46	0.98	8
13.42	12.30	188.0	1.11	1.29	1.48	0.92	4
12.09	27.55	170.8	1.11	1.88	1.48	1.51	6
9.62	(35.71)	133.4	1.13	1.64	1.47	1.30	14
15.27	1.60	216.5	1.14	1.29	1.48	0.95	8

13.67	6.22	35.8	1.52	1.10	1.86	0.76	7
12.87	(3.15)	38.5	1.50	0.92	1.86	0.56	8
13.40	11.81	45.9	1.51	0.88	1.88	0.51	4
12.07	27.03	43.8	1.51	1.47	1.88	1.10	6
9.61	(35.94)	35.1	1.53	1.25	1.87	0.91	14
15.23	1.20	55.5	1.54	0.89	1.88	0.55	8

13.79	6.65	155.3	0.87	1.85	1.21	1.51	7
12.93	(2.55)	136.2	0.85	1.60	1.21	1.24	8
13.48	12.43	128.4	0.86	1.57	1.23	1.20	4
12.15	27.92	98.9	0.86	2.17	1.22	1.81	6
9.66	(35.51)	62.9	0.88	1.94	1.22	1.60	14
15.34	1.87	84.4	0.89	1.61	1.23	1.27	8

13.61	6.33	13.2	1.44	1.24	1.78	0.90	7
12.80	(3.08)	12.3	1.42	1.00	1.78	0.64	8
13.34	11.89	12.6	1.43	0.94	1.80	0.57	4
12.02	26.90	11.7	1.43	1.57	1.79	1.21	6
9.59	(35.88)	7.4	1.45	1.40	1.79	1.06	14
15.22	1.28	8.3	1.46	1.07	1.80	0.73	8

13.67	6.38	26.9	1.24	1.49	1.58	1.15	7
12.85	(2.91)	22.9	1.22	1.25	1.58	0.89	8
13.40	12.08	20.7	1.23	1.23	1.60	0.86	4
12.08	27.43	13.5	1.23	1.84	1.59	1.48	6
9.62	(35.76)	8.5	1.25	1.62	1.59	1.28	14
15.28	1.48	9.6	1.27	1.32	1.60	0.99	8

13.90	6.51	2.7	0.94	1.76	1.28	1.42	7
13.05	(2.60)	2.4	0.92	1.51	1.28	1.15	8
13.60	12.41	2.3	0.93	1.50	1.30	1.13	4
12.25	29.18	1.9	0.92	2.14	1.29	1.77	6
9.64	(35.57)	0.9	0.95	1.94	1.30	1.59	14
15.32	1.79	0.9	0.97	1.65	1.30	1.32	8

(g)	Unaudited.

See accompanying notes to financial statements.	153

STATE FARM MUTUAL FUND TRUST LIFEPATH 2050 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2012 (g)	$8.60	$0.07	$0.53	$0.60	$—	$—	$—
Year ended 12/31/2011	9.39	0.11	(0.51)	(0.40)	(0.09)	(0.30)	(0.39)
Year ended 12/31/2010	8.62	0.12	1.00	1.12	(0.08)	(0.27)	(0.35)
Year ended 12/31/2009	6.88	0.14	1.94	2.08	(0.11)	(0.23)	(0.34)
Period ended 12/31/2008 (h)	10.00	0.17	(3.20)	(3.03)	(0.06)	(0.03)	(0.09)
Class R-1 Shares
Six months ended 06/30/2012 (g)	8.62	0.06	0.53	0.59	—	—	—
Year ended 12/31/2011	9.42	0.08	(0.51)	(0.43)	(0.07)	(0.30)	(0.37)
Year ended 12/31/2010	8.64	0.08	1.02	1.10	(0.05)	(0.27)	(0.32)
Year ended 12/31/2009	6.90	0.11	1.95	2.06	(0.09)	(0.23)	(0.32)
Period ended 12/31/2008 (h)	10.00	0.11	(3.15)	(3.04)	(0.03)	(0.03)	(0.06)
Class R-2 Shares
Six months ended 06/30/2012 (g)	8.63	0.07	0.52	0.59	—	—	—
Year ended 12/31/2011	9.42	0.11	(0.51)	(0.40)	(0.09)	(0.30)	(0.39)
Year ended 12/31/2010	8.65	0.10	1.01	1.11	(0.07)	(0.27)	(0.34)
Year ended 12/31/2009	6.90	0.12	1.96	2.08	(0.10)	(0.23)	(0.33)
Period ended 12/31/2008 (h)	10.00	0.13	(3.16)	(3.03)	(0.04)	(0.03)	(0.07)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Underlying Master Portfolios; and applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.21% and 2.49%, respectively, for the six months ended June 30, 2012.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Underlying Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.54% and 2.16%, respectively, for the six months ended June 30, 2012.

(f)	Amount represents the portfolio turnover rate of the Master Portfolio and rounds to less than 1% for 2008.

(g)	Unaudited.

(h)	For all the data, except for the portfolio turnover rate which is the period from the commencement of investment operations June 30, 2008 for the Master Portfolio, the period is from commencement of investment operations July 10, 2008.

154	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d)	Net investment income (loss) (b) (d)	Expenses (d) (e)	Net investment income (loss) (d) (e)	Portfolio turnover rate (f)

$9.20	6.98%	$80.5	1.16%	1.59%	1.55%	1.20%	8%
8.60	(4.25)	62.2	1.13	1.23	1.63	0.73	13
9.39	12.98	42.6	1.12	1.32	1.76	0.68	5
8.62	30.25	20.8	1.11	1.87	2.04	0.94	12
6.88	(30.38)	5.0	1.13	2.48	3.45	0.16	0

9.21	6.96	2.7	1.48	1.19	1.87	0.80	8
8.62	(4.61)	2.5	1.45	0.89	1.95	0.39	13
9.42	12.69	1.8	1.44	0.90	2.08	0.26	5
8.64	29.76	1.3	1.43	1.42	2.37	0.48	12
6.90	(30.40)	0.7	1.45	1.33	3.77	0.99	0

9.22	6.84	3.9	1.28	1.49	1.67	1.10	8
8.63	(4.26)	2.9	1.26	1.15	1.74	0.67	13
9.42	12.79	1.7	1.24	1.14	1.89	0.49	5
8.65	30.08	1.0	1.23	1.65	2.18	0.70	12
6.90	(30.34)	0.7	1.25	1.49	3.58	0.84	0

See accompanying notes to financial statements.	155

MASTER INVESTMENT PORTFOLIO

MASTER PORTFOLIO INFORMATION

as of June 30, 2012

LifePath® Retirement Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Fixed Income Funds	61%
Equity Funds	38
Short-Term Securities	1

Portfolio Holdings	Percent of Affiliated Investment Companies
CoreAlpha Bond Master Portfolio	52%
Active Stock Master Portfolio	22
iShares Barclays TIPS Bond Fund	9
iShares MSCI EAFE Index Fund	6
Master Small Cap Index Series	4
iShares MSCI Emerging Markets Index Fund	2
ACWI ex-US Index Master Portfolio	2
iShares MSCI EAFE Small Cap Index Fund	1
iShares MSCI Canada Index Fund	1
BlackRock Cash Funds: Institutional, SL Agency Shares	1

LifePath 2020 Master Portfolio®

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	54%
Fixed Income Funds	45
Short-Term Securities	1

Portfolio Holdings	Percent of Affiliated Investment Companies
CoreAlpha Bond Master Portfolio	38%
Active Stock Master Portfolio	31
iShares MSCI EAFE Index Fund	9
iShares Barclays TIPS Bond Fund	6
Master Small Cap Index Series	4
iShares MSCI Emerging Markets Index Fund	4
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2
iShares Cohen & Steers Realty Majors Index Fund	2
ACWI ex-US Index Master Portfolio	1
iShares MSCI EAFE Small Cap Index Fund	1
iShares MSCI Canada Index Fund	1
BlackRock Cash Funds: Institutional, SL Agency Shares	1

LifePath 2030 Master Portfolio®

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	68%
Fixed Income Funds	28
Short-Term Securities	4

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	39%
CoreAlpha Bond Master Portfolio	25
iShares MSCI EAFE Index Fund	11
iShares MSCI Emerging Markets Index Fund	4
iShares Barclays TIPS Bond Fund	4
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	3
BlackRock Cash Funds: Institutional, SL Agency Shares	3
iShares Cohen & Steers Realty Majors Index Fund	3
Master Small Cap Index Series	3
ACWI ex-US Index Master Portfolio	2
iShares MSCI EAFE Small Cap Index Fund	1
iShares MSCI Canada Index Fund	1
BlackRock Cash Funds: Prime, SL Agency Shares	1

The Portfolios’ allocation and holdings listed above are current as of the report date. However, the Portfolios are regularly monitored and their composition may vary throughout various periods.

MASTER INVESTMENT PORTFOLIO

MASTER PORTFOLIO INFORMATION (Continued)

as of June 30, 2012

LifePath 2040 Master Portfolio®

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	75%
Fixed Income Funds	15
Short-Term Securities	10

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	43%
CoreAlpha Bond Master Portfolio	13
iShares MSCI EAFE Index Fund	12
BlackRock Cash Funds: Institutional, SL Agency Shares	8
iShares MSCI Emerging Markets Index Fund	5
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	4
iShares Cohen & Steers Realty Majors Index Fund	4
Master Small Cap Index Series	2
BlackRock Cash Funds: Prime, SL Agency Shares	2
ACWI ex-US Index Master Portfolio	2
iShares MSCI EAFE Small Cap Index Fund	2
iShares MSCI Canada Index Fund	2
iShares Barclays TIPS Bond Fund	1

LifePath® 2050 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	90%
Fixed Income Funds	6
Short-Term Securities	4

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	52%
iShares MSCI EAFE Index Fund	12
CoreAlpha Bond Master Portfolio	6
ACWI ex-US Index Master Portfolio	5
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	5
iShares Cohen & Steers Realty Majors Index Fund	5
iShares MSCI Emerging Markets Index Fund	5
BlackRock Cash Funds: Institutional, SL Agency Shares	3
Master Small Cap Index Series	2
iShares MSCI EAFE Small Cap Index Fund	2
iShares MSCI Canada Index Fund	2
BlackRock Cash Funds: Prime, SL Agency Shares	1

The Portfolios’ allocation and holdings listed above are current as of the report date. However, the Portfolios are regularly monitored and their composition may vary throughout various periods.

MASTER INVESTMENT PORTFOLIO

MASTER PORTFOLIO INFORMATION (Concluded)

as of June 30, 2012

Active Stock Master Portfolio

Ten Largest Holdings	Percent of Long-Term Investments
Apple, Inc.	4%
Microsoft Corp.	3
Wells Fargo & Co.	2
Exxon Mobil Corp.	2
Verizon Communications, Inc.	2
International Business Machines Corp.	2
Google, Inc., Class A	2
Pfizer, Inc.	1
Boeing Co.	1
JPMorgan Chase & Co.	1

Sector Allocation	Percent of Long-Term Investments
Information Technology	21%
Consumer Discretionary	14
Industrials	13
Health Care	12
Financials	11
Consumer Staples	10
Energy	9
Materials	4
Utilities	3
Telecommunication Services	3

For Active Stock Master Portfolio compliance purposes, the Active Stock Master Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Active Stock Master Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Equity Funds — 38.5%
Active Stock Master Portfolio	$305,984,142	$305,984,142
ACWI ex-US Index Master Portfolio	$23,000,693	23,000,693
iShares Cohen & Steers Realty Majors Index Fund	28,506	2,241,712
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (b)	84,931	2,421,383
iShares MSCI Canada Index Fund (b)	479,126	12,380,616
iShares MSCI EAFE Index Fund	1,733,033	86,582,329
iShares MSCI EAFE Small Cap Index Fund	348,726	12,602,957
iShares MSCI Emerging Markets Index Fund	894,610	35,059,766
Master Small Cap Index Series	$59,813,471	59,813,471

		540,087,069
Fixed Income Funds — 61.5%
CoreAlpha Bond Master Portfolio	$735,475,013	735,475,013
iShares Barclays TIPS Bond Fund	1,062,526	127,184,362

		862,659,375

Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.25% (c)(d)	11,628,099	$11,628,099
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	2,179,643	2,179,643

		13,807,742
Total Affiliated Investment Companies (Cost — $1,331,253,654*) — 101.0%		1,416,554,186
Liabilities in Excess of Other Assets — (1.0)%		(13,941,619)

Net Assets —100.0%		$1,402,612,567

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$1,333,575,622

Gross unrealized appreciation	$86,333,613
Gross unrealized depreciation	(3,355,049)

Net unrealized appreciation	$82,978,564

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2012	Value at June 30, 2012	Realized Gain (Loss)	Income
Active Stock Master Portfolio	$298,043,934	$7,940,208[1]	—	$305,984,142	$305,984,142	$11,098,958	$3,092,352
ACWI ex-US Index Master Portfolio	$5,548,263	$17,452,430[1]	—	$23,000,693	$23,000,693	$95,849	$163,168
BlackRock Cash Funds: Institutional, SL Agency Shares	19,603,098	—	(7,974,999)[2]	11,628,099	$11,628,099	—	$30,950
BlackRock Cash Funds: Prime, SL Agency Shares	5,266,000	—	(3,086,357)[2]	2,179,643	$2,179,643	—	$7,590
CoreAlpha Bond Master Portfolio	$725,793,169	$9,681,844[1]	—	$735,475,013	$735,475,013	$7,467,495	$10,162,949
iShares Barclays TIPS Bond Fund	1,059,111	25,722	(22,307)	1,062,526	$127,184,362	$231,887	$1,675,862
iShares Cohen & Steers Realty Majors Index Fund	19,438	9,576	(508)	28,506	$2,241,712	$36,919	$27,268
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	59,926	26,269	(1,264)	84,931	$2,421,383	$(6,734)	$44,387
iShares MSCI Canada Index Fund	520,174	—	(41,048)	479,126	$12,380,616	$(200,890)	$103,436
iShares MSCI EAFE Index Fund	1,903,131	39,135	(209,233)	1,733,033	$86,582,329	$(293,544)	$1,989,093
iShares MSCI EAFE Small Cap Index Fund	354,938	—	(6,212)	348,726	$12,602,957	$(55,884)	$200,681
iShares MSCI Emerging Markets Index Fund	939,069	28,664	(73,123)	894,610	$35,059,766	$(483,468)	$405,572
Master Small Cap Index Series	$59,483,717	$329,754[1]	—	$59,813,471	$59,813,471	$1,163,821	$521,779

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to the Financial Statements.

159 See Notes to Financial Statements.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2012 (Unaudited)

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$292,280,867	$1,124,273,319	—	$1,416,554,186

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2012, collateral on securities loaned at value of $10,130,600 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

160	See Notes to Financial Statements.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Equity Funds — 54.9%
Active Stock Master Portfolio	$743,339,617	$743,339,617
ACWI ex-US Index Master Portfolio	$34,732,450	34,732,450
iShares Cohen & Steers Realty Majors Index Fund (b)	508,166	39,962,174
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (b)	1,521,082	43,366,048
iShares MSCI Canada Index Fund (b)	1,139,167	29,436,075
iShares MSCI EAFE Index Fund (b)	4,260,103	212,834,746
iShares MSCI EAFE Small Cap Index Fund	828,954	29,958,397
iShares MSCI Emerging Markets Index Fund	2,153,647	84,401,426
Master Small Cap Index Series	$85,995,436	85,995,436

		1,304,026,369
Fixed Income Funds — 45.2%
CoreAlpha Bond Master Portfolio	$921,968,521	921,968,521
iShares Barclays TIPS Bond Fund	1,260,095	150,833,372

		1,072,801,893

Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.25% (c)(d)	23,550,691	$23,550,691
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	5,426,451	5,426,451

		28,977,142
Total Affiliated Investment Companies (Cost — $2,257,481,415*) — 101.3%		2,405,805,404
Liabilities in Excess of Other Assets — (1.3)%		(31,549,754)

Net Assets — 100.0%		$2,374,255,650

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$2,276,746,394

Gross unrealized appreciation	$152,784,789
Gross unrealized depreciation	(23,725,779)

Net unrealized appreciation	$129,059,010

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2012	Value at June 30, 2012	Realized Gain (Loss)	Income
Active Stock Master Portfolio	$748,693,513	—		$(5,353,896)[1]	$743,339,617	$743,339,617	$29,591,405	$7,799,654
ACWI ex-US Index Master Portfolio	$5,969,722	$28,762,728	[2]	—	$34,732,450	$34,732,450	$350,814	$204,193
BlackRock Cash Funds: Institutional, SL Agency Shares	101,724,838	—		(78,174,147)[1]	23,550,691	$23,550,691	—	$63,593
BlackRock Cash Funds: Prime, SL Agency Shares	32,812,403	—		(27,385,952)[1]	5,426,451	$5,426,451	—	$15,878
CoreAlpha Bond Master Portfolio	$877,647,887	$44,320,634	[2]	—	$921,968,521	$921,968,521	$8,523,238	$12,585,971
iShares Barclays TIPS Bond Fund	1,219,031	80,364		(39,300)	1,260,095	$150,833,372	$397,485	$2,003,916
iShares Cohen & Steers Realty Majors Index Fund	513,326	33,686		(38,846)	508,166	$39,962,174	$577,554	$569,274
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,583,649	27,720		(90,287)	1,521,082	$43,366,048	$(796,238)	$1,004,481
iShares MSCI Canada Index Fund	1,190,355	—		(51,188)	1,139,167	$29,436,075	$(346,551)	$245,928
iShares MSCI EAFE Index Fund	4,619,681	132,777		(492,355)	4,260,103	$212,834,746	$(2,379,422)	$4,891,930
iShares MSCI EAFE Small Cap Index Fund	848,248	—		(19,294)	828,954	$29,958,397	$(199,123)	$477,037
iShares MSCI Emerging Markets Index Fund	2,251,118	46,678		(144,149)	2,153,647	$84,401,426	$(1,338,332)	$1,008,676
Master Small Cap Index Series	$86,267,134	—		$(271,698)[1]	$85,995,436	$85,995,436	$1,631,020	$762,194

[1]	Represents net shares/beneficial interest sold.
[2]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to the Financial Statements.

161 See Notes to Financial Statements.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2012 (Unaudited)

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$619,769,380	$1,786,036,024	—	$2,405,805,404

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2012, collateral on securities loaned at value of $25,221,200 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

162	See Notes to Financial Statements.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Equity Funds — 70.6%
Active Stock Master Portfolio	$841,045,916	$841,045,916
ACWI ex-US Index Master Portfolio	$38,104,395	38,104,395
iShares Cohen & Steers Realty Majors Index Fund (b)	813,263	63,955,002
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,433,496	69,378,971
iShares MSCI Canada Index Fund (b)	1,219,934	31,523,095
iShares MSCI EAFE Index Fund (b)	4,664,178	233,022,333
iShares MSCI EAFE Small Cap Index Fund	923,899	33,389,710
iShares MSCI Emerging Markets Index Fund	2,374,866	93,070,999
Master Small Cap Index Series	$61,558,704	61,558,704

		1,465,049,125
Fixed Income Funds — 29.4%
CoreAlpha Bond Master Portfolio	$531,934,343	531,934,343
iShares Barclays TIPS Bond Fund	656,161	78,542,472

		610,476,815

Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.25% (c)(d)	64,583,583	$64,583,583
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	16,664,147	16,664,147

		81,247,730
Total Affiliated Investment Companies (Cost — $2,031,883,340*) — 103.9%		2,156,773,670
Liabilities in Excess of Other Assets — (3.9)%		(80,269,158)

Net Assets — 100.0%		$2,076,504,512

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$2,058,653,835

Gross unrealized appreciation	$131,391,777
Gross unrealized depreciation	(33,271,942)

Net unrealized appreciation	$98,119,835

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2012	Value at June 30, 2012	Realized Gain (Loss)	Income
Active Stock Master Portfolio	$828,107,242	$12,938,674[1]	—	$841,045,916	$841,045,916	$31,358,541	$8,778,539
ACWI ex-US Index Master Portfolio	$6,940,554	$31,163,841[1]	—	$38,104,395	$38,104,395	$25,766	$292,935
BlackRock Cash Funds: Institutional, SL Agency Shares	57,414,496	7,169,087[1]	—	64,583,583	$64,583,583	—	$59,734
BlackRock Cash Funds: Prime, SL Agency Shares	18,184,839	—	(1,520,692)[2]	16,664,147	$16,664,147	—	$15,009
CoreAlpha Bond Master Portfolio	$483,730,118	$48,204,225[1]	—	$531,934,343	$531,934,343	$4,322,875	$7,166,358
iShares Barclays TIPS Bond Fund	647,298	24,435	(15,572)	656,161	$78,542,472	$142,953	$1,038,554
iShares Cohen & Steers Realty Majors Index Fund	779,965	65,390	(32,092)	813,263	$63,955,002	$(166,230)	$903,226
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,439,821	154,193	(160,518)	2,433,496	$69,378,971	$(1,603,639)	$1,582,133
iShares MSCI Canada Index Fund	1,299,183	2,889	(82,138)	1,219,934	$31,523,095	$(471,019)	$262,741
iShares MSCI EAFE Index Fund	4,939,362	194,247	(469,431)	4,664,178	$233,022,333	$(4,202,929)	$5,315,192
iShares MSCI EAFE Small Cap Index Fund	909,785	34,062	(19,948)	923,899	$33,389,710	$(170,023)	$512,074
iShares MSCI Emerging Markets Index Fund	2,471,377	116,370	(212,881)	2,374,866	$93,070,999	$(1,876,500)	$1,110,390
Master Small Cap Index Series	$62,185,765	$—	(627,061)[2]	$61,558,704	$61,558,704	$1,129,245	$553,530

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net shares/beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to the Financial Statements.

163 See Notes to Financial Statements.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2012 (Unaudited)

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$684,130,312	$1,472,643,358	—	$2,156,773,670

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2012, collateral on securities loaned at value of $77,452,050 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

164	See Notes to Financial Statements.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Equity Funds — 83.3%
Active Stock Master Portfolio	$757,175,456	$757,175,456
ACWI ex-US Index Master Portfolio	$29,918,028	29,918,028
iShares Cohen & Steers Realty Majors Index Fund (b)	844,901	66,443,015
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (b)	2,528,605	72,090,528
iShares MSCI Canada Index Fund	1,088,701	28,132,034
iShares MSCI EAFE Index Fund (b)	4,153,207	207,494,222
iShares MSCI EAFE Small Cap Index Fund	788,513	28,496,860
iShares MSCI Emerging Markets Index Fund (b)	2,114,584	82,870,547
Master Small Cap Index Series	$40,438,120	40,438,120

		1,313,058,810
Fixed Income Funds — 16.5%
CoreAlpha Bond Master Portfolio	$236,012,509	236,012,509
iShares Barclays TIPS Bond Fund	197,825	23,679,652

		259,692,161

Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.25% (c)(d)	132,795,493	$132,795,493
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	35,551,513	35,551,513

		168,347,006
Total Affiliated Investment Companies (Cost — $1,655,380,576*) — 110.5%		1,741,097,977
Liabilities in Excess of Other Assets — (10.5)%		(164,891,889)

Net Assets — 100.0%		$1,576,206,088

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$1,683,343,105

Gross unrealized appreciation	$96,543,834
Gross unrealized depreciation	(38,788,962)

Net unrealized appreciation	$57,754,872

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2012	Value at June 30, 2012	Realized Gain (Loss)	Income
Active Stock Master Portfolio	$736,182,388	$20,993,068[1]		—	$757,175,456	$757,175,456	$27,197,441	$7,870,032
ACWI ex-US Index Master Portfolio	$6,288,397	$23,629,631[1]		—	$29,918,028	$29,918,028	$35,009	$241,857
BlackRock Cash Funds: Institutional, SL Agency Shares	46,040,413	86,755,080[1]		—	132,795,493	$132,795,493	—	$43,010
BlackRock Cash Funds: Prime, SL Agency Shares	14,394,378	21,157,135[1]		—	35,551,513	$35,551,513	—	$10,747
CoreAlpha Bond Master Portfolio	$203,336,372	$32,676,137[1]		—	$236,012,509	$236,012,509	$1,625,793	$3,160,702
iShares Barclays TIPS Bond Fund	180,235	21,788		(4,198)	197,825	$23,679,652	$43,782	$313,094
iShares Cohen & Steers Realty Majors Index Fund	795,460	67,371		(17,930)	844,901	$66,443,015	$371,104	$938,710
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,481,690	116,078		(69,163)	2,528,605	$72,090,528	$(694,352)	$1,653,540
iShares MSCI Canada Index Fund	1,113,860	—		(25,159)	1,088,701	$28,132,034	$(205,186)	$235,033
iShares MSCI EAFE Index Fund	4,317,966	113,057		(277,816)	4,153,207	$207,494,222	$(4,539,797)	$4,756,534
iShares MSCI EAFE Small Cap Index Fund	796,836	8,411		(16,734)	788,513	$28,496,860	$(150,540)	$453,765
iShares MSCI Emerging Markets Index Fund	2,136,980	71,328		(93,724)	2,114,584	$82,870,547	$(879,062)	$990,380
Master Small Cap Index Series	$40,190,017	$248,103	[1]	—	$40,438,120	$40,438,120	$748,965	$362,312

[1]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to the Financial Statements.

165 See Notes to Financial Statements.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2012 (Unaudited)

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$677,553,864	$1,063,544,113	—	$1,741,097,977

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2012, collateral on securities loaned at value of $165,237,240 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

166	See Notes to Financial Statements.

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Equity Funds — 93.8%
Active Stock Master Portfolio	$112,868,118	$112,868,118
ACWI ex-US Index Master Portfolio	$12,116,246	12,116,246
iShares Cohen & Steers Realty Majors Index Fund (b)	134,002	10,537,917
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	399,335	11,385,041
iShares MSCI Canada Index Fund	141,295	3,651,063
iShares MSCI EAFE Index Fund (b)	514,871	25,722,955
iShares MSCI EAFE Small Cap Index Fund	120,555	4,356,858
iShares MSCI Emerging Markets Index Fund	266,258	10,434,651
Master Small Cap Index Series	$4,606,672	4,606,672

		195,679,521
Fixed Income Funds — 5.9%
CoreAlpha Bond Master Portfolio	$12,243,774	12,243,774

		12,243,774

Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.25% (c)(d)	6,946,195	$6,946,195
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	1,794,678	1,794,678

		8,740,873
Total Affiliated Investment Companies (Cost — $209,024,920*) — 103.9%		216,664,168
Liabilities in Excess of Other Assets — (3.9)%		(8,118,290)

Net Assets — 100.0%		$208,545,878

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$209,906,255

Gross unrealized appreciation	$9,633,645
Gross unrealized depreciation	(2,875,732)

Net unrealized appreciation	$6,757,913

(a)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2012	Value at June 30, 2012	Realized Gain (Loss)	Income
Active Stock Master Portfolio	$96,212,649	$16,655,469	[1]	—	$112,868,118	$112,868,118	$2,611,042	$1,130,924
ACWI ex-US Index Master Portfolio	$2,165,187	$9,951,059	[1]	—	$12,116,246	$12,116,246	$(293,607)	$145,299
BlackRock Cash Funds: Institutional, SL Agency Shares	6,374,294	571,901	[1]	—	6,946,195	$6,946,195	—	$8,836
BlackRock Cash Funds: Prime, SL Agency Shares	1,943,189	—		(148,511)[2]	1,794,678	$1,794,678	—	$2,252
CoreAlpha Bond Master Portfolio	$7,200,788	$5,042,986	[1]	—	$12,243,774	$12,243,774	$(7,580)	$133,719
iShares Cohen & Steers Realty Majors Index Fund	116,706	23,245		(5,949)	134,002	$10,537,917	$18,102	$148,237
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	358,521	62,203		(21,389)	399,335	$11,385,041	$(119,753)	$257,516
iShares MSCI Canada Index Fund	147,564	7,933		(14,202)	141,295	$3,651,063	$(83,519)	$30,503
iShares MSCI EAFE Index Fund	541,724	24,255		(51,108)	514,871	$25,722,955	$(548,457)	$591,633
iShares MSCI EAFE Small Cap Index Fund	109,510	19,962		(8,917)	120,555	$4,356,858	$(66,680)	$69,376
iShares MSCI Emerging Markets Index Fund	274,352	20,183		(28,277)	266,258	$10,434,651	$(244,388)	$124,704
Master Small Cap Index Series	$3,997,168	$609,504	[1]	—	$4,606,672	$4,606,672	$83,167	$39,725

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

167 See Notes to Financial Statements.

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2012 (Unaudited)

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$74,829,358	$141,834,810	—	$216,664,168

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2012, collateral on securities loaned at value of $8,341,350 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

168	See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.4%
Alliant Techsystems, Inc.	2,903	$146,805
The Boeing Co.	526,800	39,141,240
Exelis, Inc.	132,585	1,307,288
General Dynamics Corp.	87,565	5,775,787
Goodrich Corp.	2,499	317,123
Honeywell International, Inc.	216,670	12,098,853
L-3 Communications Holdings, Inc.	13,008	962,722
Lockheed Martin Corp.	96,100	8,368,388
Northrop Grumman Corp. (a)	80,360	5,126,164
Precision Castparts Corp.	47,200	7,763,928
Raytheon Co.	140,990	7,978,624
Rockwell Collins, Inc.	20,770	1,024,999
Textron, Inc.	303,100	7,538,097
Triumph Group, Inc.	5,465	307,516
United Technologies Corp.	304,945	23,032,496

		120,890,030
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	27,369	1,601,908
Expeditors International of Washington, Inc.	33,582	1,301,302
United Parcel Service, Inc., Class B	90,535	7,130,537

		10,033,747
Airlines — 0.8%
Copa Holdings SA (a)	73,967	6,100,798
Delta Air Lines, Inc. (b)	1,542,610	16,891,580

		22,992,378
Auto Components — 0.2%
Allison Transmission Holdings, Inc.	110,600	1,942,136
Delphi Automotive Plc (b)	18,810	479,655
Federal-Mogul Corp. (b)	5,189	57,079
Johnson Controls, Inc.	80,610	2,233,703
Lear Corp.	16,736	631,449
Visteon Corp. (b)	600	22,500
WABCO Holdings, Inc. (a)(b)	19,781	1,047,009

		6,413,531
Automobiles — 0.2%
Ford Motor Co.	185,420	1,778,178
Tesla Motors, Inc. (b)	139,400	4,361,826

		6,140,004
Beverages — 2.2%
Brown-Forman Corp., Class B (a)	20,352	1,971,091
The Coca-Cola Co.	459,713	35,944,959
Diageo Plc	255,680	6,584,771
Molson Coors Brewing Co., Class B	20,816	866,154
Monster Beverage Corp. (b)	26,160	1,862,592
PepsiCo Inc.	208,104	14,704,629

		61,934,196
Biotechnology — 1.4%
Amgen, Inc.	65,846	4,809,392
Biogen Idec, Inc. (b)	84,639	12,220,179
Celgene Corp. (b)	171,860	11,026,537
Gilead Sciences, Inc. (b)	67,844	3,479,040
Medivation, Inc. (b)	442	40,399
Myriad Genetics, Inc. (b)	265,644	6,314,358
Vertex Pharmaceuticals, Inc. (b)	5,989	334,905

		38,224,810
Building Products — 0.1%
Fortune Brands Home & Security, Inc. (b)	56,403	1,256,095
Capital Markets — 0.6%
American Capital Ltd. (b)	38,654	389,246
Ameriprise Financial, Inc.	30,201	1,578,304
The Bank of New York Mellon Corp.	6	132

Common Stocks	Shares	Value
Capital Markets (concluded)
The Goldman Sachs Group, Inc.	84,062	$8,058,183
Jefferies Group, Inc.	305,499	3,968,432
Legg Mason, Inc.	52,686	1,389,330
Morgan Stanley	27,558	402,071
T Rowe Price Group, Inc.	2,233	140,590

		15,926,288
Chemicals — 2.3%
Airgas, Inc.	1,512	127,023
Cabot Corp.	5,754	234,188
Celanese Corp.	163,100	5,646,522
CF Industries Holdings, Inc.	40,459	7,838,527
Cytec Industries, Inc.	3,729	218,668
The Dow Chemical Co.	102,340	3,223,710
E.I. du Pont de Nemours & Co.	367,870	18,603,186
LyondellBasell Industries NV, Class A	24,207	974,816
Monsanto Co.	140,903	11,663,950
Olin Corp.	96,800	2,022,152
PPG Industries, Inc.	69,300	7,354,116
Praxair, Inc.	38,120	4,144,788
The Scotts Miracle-Gro Co., Class A	6,200	254,944

		62,306,590
Commercial Banks — 3.3%
Bank of Nova Scotia	104,890	5,426,356
BOK Financial Corp. (a)	1,913	111,337
First Citizens Bancshares, Inc., Class A	2,488	414,625
First Niagara Financial Group, Inc.	7,122	54,483
First Republic Bank (b)	73,729	2,477,294
M&T Bank Corp.	14,888	1,229,302
National Bank of Canada	86,900	6,203,064
SunTrust Banks, Inc.	56,492	1,368,801
The Toronto-Dominion Bank	64,740	5,060,065
U.S. Bancorp	511,609	16,453,346
Wells Fargo & Co.	1,590,664	53,191,804

		91,990,477
Commercial Services & Supplies — 0.1%
ACCO Brands Corp. (b)	39,735	410,860
The Brink’s Co.	5,229	121,208
Corrections Corp. of America	2,129	62,699
Republic Services, Inc.	9,902	262,007
Waste Connections, Inc. (a)	15,266	456,759

		1,313,533
Communications Equipment — 1.9%
Cisco Systems, Inc.	819,367	14,068,531
EchoStar Corp. (b)	3,933	103,910
F5 Networks, Inc. (b)	48,734	4,851,957
Harris Corp.	178,300	7,461,855
QUALCOMM, Inc.	459,738	25,598,212

		52,084,465
Computers & Peripherals — 5.2%
Apple, Inc. (b)	201,329	117,576,136
Dell, Inc. (b)	682,500	8,544,900
EMC Corp. (b)	298,200	7,642,866
Fusion-io, Inc. (b)	113,020	2,360,988
NetApp, Inc. (b)	155,700	4,954,374
QLogic Corp. (b)	322,900	4,420,501

		145,499,765
Construction & Engineering — 1.0%
Chicago Bridge & Iron Co. NV	128,700	4,885,452
Fluor Corp.	164,400	8,111,496
Jacobs Engineering Group, Inc. (b)	277,320	10,499,335
KBR, Inc.	157,500	3,891,825

		27,388,108

169 See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Finance — 0.6%
American Express Co.	117,639	$6,847,766
Capital One Financial Corp.	35,362	1,932,887
Discover Financial Services	227,800	7,877,324
Green Dot Corp., Class A (a)(b)	5,000	110,600

		16,768,577
Containers & Packaging — 0.3%
Ball Corp.	113,900	4,675,595
Crown Holdings, Inc. (b)	27,527	949,406
Owens-Illinois, Inc. (b)	1,260	24,154
Rock-Tenn Co, Class A	14,913	813,504
Sealed Air Corp.	107,810	1,664,587

		8,127,246
Diversified Consumer Services — 0.5%
Apollo Group, Inc., Class A (b)	226,800	8,207,892
ITT Educational Services, Inc. (a)(b)	110,404	6,707,043
Weight Watchers International, Inc. (a)(b)	3,657	188,555

		15,103,490
Diversified Financial Services — 2.2%
Bank of America Corp.	560,821	4,587,516
Citigroup, Inc.	509,708	13,971,096
JPMorgan Chase & Co.	1,027,708	36,720,007
Leucadia National Corp.	7,670	163,141
Moody’s Corp.	135,700	4,959,835
The NASDAQ OMX Group, Inc.	8,607	195,120
NYSE Euronext (a)	27,729	709,308

		61,306,023
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	581,585	20,739,321
BCE, Inc.	47,070	1,939,284
CenturyLink, Inc.	210,100	8,296,849
Level 3 Communications, Inc. (b)	110,100	2,438,715
Verizon Communications, Inc.	950,430	42,237,109

		75,651,278
Electric Utilities — 1.5%
American Electric Power Co., Inc.	102,579	4,092,902
Duke Energy Corp.	101,810	2,347,739
Edison International	46,850	2,164,470
Entergy Corp.	3,608	244,947
Exelon Corp.	11,260	423,601
FirstEnergy Corp.	68,370	3,363,120
ITC Holdings Corp. (a)	24,255	1,671,412
NextEra Energy, Inc.	73,800	5,078,178
Northeast Utilities	52,070	2,020,837
OGE Energy Corp.	1,496	77,478
PPL Corp.	46,210	1,285,100
Southern Co.	372,360	17,240,268
Xcel Energy, Inc.	39,838	1,131,797

		41,141,849
Electrical Equipment — 0.3%
The Babcock & Wilcox Co. (b)	39,724	973,238
Cooper Industries Plc, Class A	3,412	232,630
Hubbell, Inc. Class B (a)	12,092	942,451
Rockwell Automation, Inc.	23,850	1,575,531
Roper Industries, Inc.	33,900	3,341,862

		7,065,712
Electronic Equipment, Instruments & Components — 0.7%
AVX Corp.	2,150	22,984
Corning, Inc.	995,300	12,869,229
Dolby Laboratories, Inc., Class A (b)	28,484	1,176,389
Jabil Circuit, Inc.	209,000	4,248,970

		18,317,572

Common Stocks	Shares	Value
Energy Equipment & Services — 1.6%
CARBO Ceramics, Inc. (a)	456	$34,989
Dresser-Rand Group, Inc. (b)	5,717	254,635
Ensco PLC, Class A	125,600	5,899,432
Halliburton Co.	263,790	7,488,998
McDermott International, Inc. (b)	8,442	94,044
National Oilwell Varco, Inc.	109,481	7,054,956
Noble Corp. (b)	456,555	14,851,734
Schlumberger Ltd.	68,196	4,426,602
Weatherford International Ltd. (b)	408,368	5,157,688

		45,263,078
Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	167,900	15,950,500
CVS Caremark Corp.	80,329	3,753,774
The Fresh Market, Inc. (b)	1,700	91,171
The Kroger Co.	674,340	15,637,945
Wal-Mart Stores, Inc.	324,785	22,644,010
Walgreen Co.	98,664	2,918,481
Whole Foods Market, Inc.	70,055	6,677,643

		67,673,524
Food Products — 1.9%
Archer Daniels Midland Co.	314,850	9,294,372
ConAgra Foods, Inc.	178,300	4,623,319
General Mills, Inc.	116,280	4,481,431
H.J. Heinz Co.	62,830	3,416,695
Kraft Foods, Inc., Class A	183,090	7,070,936
Mead Johnson Nutrition Co.	96,678	7,783,546
Post Holdings, Inc. (a)(b)	29,890	919,118
Ralcorp Holdings, Inc. (b)	1,289	86,028
Unilever NV	465,910	15,538,098

		53,213,543
Gas Utilities — 0.1%
Atmos Energy Corp.	22,548	790,758
ONEOK, Inc.	64,384	2,724,087

		3,514,845
Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	167,468	8,900,924
Gen-Probe, Inc. (b)	910	74,802
Hill-Rom Holdings, Inc.	17,939	553,418
Intuitive Surgical, Inc. (b)	12,535	6,941,758
Medtronic, Inc.	379,181	14,685,680
ResMed, Inc. (b)	141,600	4,417,920
Sirona Dental Systems, Inc. (b)	27,780	1,250,378
Thoratec Corp. (b)	26,203	879,897

		37,704,777
Health Care Providers & Services — 2.8%
Aetna, Inc.	150,780	5,845,740
AmerisourceBergen Corp.	415,831	16,362,950
Cardinal Health, Inc. (a)	349,028	14,659,176
Catalyst Health Solutions, Inc. (b)	869	81,199
Express Scripts Holding Co. (b)	240,507	13,427,496
HCA Holdings, Inc.	296,318	9,016,957
Health Net, Inc. (b)	958	23,251
Humana, Inc.	14,002	1,084,315
Lincare Holdings, Inc.	124,800	4,245,696
McKesson Corp.	103,100	9,665,625
Quest Diagnostics Inc.	37,230	2,230,077
WellCare Health Plans, Inc. (b)	17,713	938,789

		77,581,271
Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc. (b)	2,512	27,456
Cerner Corp. (b)	136,700	11,299,622

		11,327,078

170	See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure — 2.1%
Brinker International, Inc.	228,800	$7,291,856
Choice Hotels International, Inc. (a)	5,057	201,926
Hyatt Hotels Corp, Class A (b)	7,880	292,821
Las Vegas Sands Corp.	157,600	6,854,024
Marriott International, Inc., Class A	196,100	7,687,120
Marriott Vacations Worldwide Corp. (a)(b)	15,084	467,302
McDonald’s Corp.	262,299	23,221,330
Panera Bread Co., Class A (b)	743	103,604
Starbucks Corp.	215,111	11,469,719
Starwood Hotels & Resorts Worldwide, Inc.	2	106
Wynn Resorts Ltd.	7,739	802,689
Yum! Brands, Inc.	7,900	508,918

		58,901,415
Household Durables — 0.4%
Garmin Ltd.	100,000	3,829,000
NVR, Inc. (b)	1,368	1,162,800
Tempur-Pedic International, Inc. (b)	32,141	751,778
Tupperware Brands Corp.	72,080	3,947,101
Whirlpool Corp.	4,407	269,532

		9,960,211
Household Products — 0.8%
The Clorox Co.	2,609	189,048
Kimberly-Clark Corp.	139,260	11,665,810
The Procter & Gamble Co.	182,431	11,173,899

		23,028,757
Independent Power Producers & Energy Traders — 0.1%
International Power Plc	468,400	3,070,887
NRG Energy, Inc. (b)	12,955	224,899

		3,295,786
Industrial Conglomerates — 2.4%
3M Co.	92,718	8,307,533
Danaher Corp.	319,700	16,649,976
General Electric Co.	1,396,547	29,104,039
Tyco International Ltd.	241,354	12,755,559

		66,817,107
Insurance — 3.5%
ACE Ltd.	200,520	14,864,548
Aflac, Inc.	140,392	5,979,295
American National Insurance Co. (a)	1,700	121,159
Aspen Insurance Holdings Ltd.	23,580	681,462
Axis Capital Holdings Ltd.	16,847	548,370
Berkshire Hathaway, Inc., Class B (b)	4,465	372,068
Chubb Corp.	84,760	6,172,223
CNA Financial Corp.	18,037	499,986
Endurance Specialty Holdings Ltd.	24,174	926,348
Everest Re Group Ltd.	993	102,766
Genworth Financial, Inc., Class A (b)	108,566	614,483
The Hanover Insurance Group, Inc.	22,485	879,838
Hartford Financial Services Group, Inc.	625,026	11,019,208
Kemper Corp.	3	92
Lincoln National Corp.	239,862	5,245,782
MetLife, Inc.	356,276	10,991,115
PartnerRe Ltd.	10,008	757,305
Prudential Financial, Inc.	228,426	11,062,671
Reinsurance Group of America, Inc.	4,100	218,161
RenaissanceRe Holdings Ltd.	1	76
The Travelers Cos., Inc.	318,920	20,359,853
Validus Holdings Ltd.	141,172	4,521,739
Willis Group Holdings Plc	38,208	1,394,210
XL Group Plc	39,170	824,137

		98,156,895

Common Stocks	Shares	Value
Internet & Catalog Retail — 1.6%
Amazon.com, Inc. (b)	99,100	$22,629,485
Expedia, Inc.	158,500	7,619,095
Groupon, Inc. (a)(b)	10,685	113,581
priceline.com, Inc. (b)	19,088	12,684,358
TripAdvisor, Inc. (b)	10,153	453,738

		43,500,257
Internet Software & Services — 2.2%
eBay, Inc. (b)	211,500	8,885,115
ExactTarget, Inc. (a)(b)	823	17,991
Facebook, Inc. (b)	17,180	534,642
Google, Inc., Class A (b)	72,324	41,952,983
IAC/InterActiveCorp	19,059	869,090
Millennial Media, Inc. (b)	2,336	30,812
Rackspace Hosting, Inc. (b)	182,000	7,997,080
VeriSign, Inc. (b)	21,148	921,418

		61,209,131
IT Services — 4.3%
Accenture Plc, Class A	190,100	11,423,109
Alliance Data Systems Corp. (b)	45,600	6,156,000
Amdocs Ltd. (b)	26,011	773,047
Automatic Data Processing, Inc.	26,840	1,493,914
Broadridge Financial Solutions, Inc.	21,209	451,116
Cognizant Technology Solutions Corp., Class A (b)	22,107	1,326,420
CoreLogic, Inc. (b)	12,681	232,189
DST Systems, Inc.	87,200	4,735,832
International Business Machines Corp.	215,885	42,222,788
Lender Processing Services, Inc.	145,600	3,680,768
MasterCard, Inc., Class A (a)	8,129	3,496,364
NeuStar Inc, Class A (b)	1,401	46,793
SAIC, Inc.	614,100	7,442,892
Total System Services, Inc.	3,535	84,593
Vantiv Inc, Class A (b)	3,667	85,405
VeriFone Systems, Inc. (b)	117,057	3,873,416
Visa, Inc., Class A (a)	95,421	11,796,898
The Western Union Co.	1,156,580	19,476,807

		118,798,351
Leisure Equipment & Products — 0.3%
Mattel, Inc.	94,034	3,050,463
Polaris Industries, Inc. (a)	83,328	5,956,285

		9,006,748
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.	5,951	233,517
Bio-Rad Laboratories, Inc., Class A (b)	524	52,405
Bruker Corp. (b)	2,415	32,144
Illumina, Inc. (b)	2,296	92,735
Thermo Fisher Scientific, Inc.	15,415	800,193

		1,210,994
Machinery — 2.7%
AGCO Corp. (b)	7,646	349,651
Caterpillar, Inc.	110,320	9,367,271
Crane Co.	7,513	273,323
Cummins, Inc.	99,580	9,650,298
Deere & Co.	123,310	9,972,080
Dover Corp.	38,593	2,068,971
Eaton Corp.	170,200	6,745,026
Gardner Denver, Inc. (a)	5,618	297,248
Ingersoll-Rand Plc	197,100	8,313,678
PACCAR, Inc.	104,900	4,111,031
Parker Hannifin Corp.	94,100	7,234,408
Stanley Black & Decker, Inc.	151,725	9,765,021
Terex Corp. (b)	228,109	4,067,183
Toro Co. (a)	8,909	652,941
Trinity Industries, Inc.	5,661	141,412
Xylem, Inc. (a)	100,469	2,528,805

		75,538,347

171 See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media — 3.9%
CBS Corp., Class B	141,200	$4,628,536
Comcast Corp, Class A	272,700	8,718,219
Comcast Corp, Special Class A	431,370	13,545,018
DIRECTV, Class A (b)	259,598	12,673,574
DISH Network Corp.	182,233	5,202,752
Interpublic Group of Cos., Inc.	614,100	6,662,985
John Wiley & Sons, Inc., Class A (a)	32,457	1,590,068
Liberty Media Corp.—Liberty Capital (b)	2,418	212,566
The McGraw-Hill Cos., Inc.	188,819	8,496,855
Regal Entertainment Group	212,000	2,917,120
Scripps Networks Interactive, Inc., Class A	11,049	628,246
Time Warner Cable, Inc.	195,517	16,051,946
Time Warner, Inc.	237,895	9,158,958
Viacom, Inc., Class B	186,996	8,792,552
The Walt Disney Co.	175,210	8,497,685
The Washington Post Co., Class B (a)	1,846	690,072

		108,467,152
Metals & Mining — 1.5%
Alcoa, Inc. (a)	628,678	5,500,932
Barrick Gold Corp.	58,030	2,182,991
BHP Billiton Ltd.	308,920	9,958,910
Freeport-McMoRan Copper & Gold, Inc.	259,346	8,835,918
Newmont Mining Corp.	2,837	137,623
Nucor Corp.	153,080	5,801,732
Rio Tinto Ltd.	54,630	3,163,915
Schnitzer Steel Industries, Inc. (a)	849	23,789
Southern Copper Corp.	61,982	1,953,063
Steel Dynamics, Inc.	315,900	3,711,825
Walter Energy, Inc.	6,949	306,868

		41,577,566
Multi-Utilities — 1.0%
Consolidated Edison, Inc.	22,790	1,417,310
Dominion Resources, Inc.	303,530	16,390,620
DTE Energy Co. (a)	5,112	303,295
PG&E Corp.	970	43,912
Public Service Enterprise Group, Inc. (a)	134,894	4,384,055
Sempra Energy	32,050	2,207,604
Wisconsin Energy Corp.	54,410	2,153,004

		26,899,800
Multiline Retail — 1.6%
Big Lots, Inc. (b)	184,200	7,513,518
Dollar General Corp. (b)	43,098	2,344,100
Dollar Tree, Inc. (b)	170,862	9,192,376
Family Dollar Stores, Inc.	1,957	130,101
J.C. Penney Co., Inc. (a)	128,303	2,990,743
Macy’s, Inc.	181,300	6,227,655
Nordstrom, Inc.	161,500	8,024,935
Target Corp.	119,800	6,971,162

		43,394,590
Oil, Gas & Consumable Fuels — 7.0%
Anadarko Petroleum Corp.	174,804	11,572,025
Apache Corp.	121,505	10,679,074
Cheniere Energy, Inc. (b)	11,492	169,392
Chevron Corp.	338,515	35,713,332
ConocoPhillips	124,293	6,945,493
CONSOL Energy, Inc.	14,700	444,528
Denbury Resources, Inc. (b)	507,100	7,662,281
Devon Energy Corp.	172,460	10,000,955
Enbridge, Inc.	200,090	7,980,440
EQT Corp.	60,600	3,249,978
Exxon Mobil Corp. (a)	514,006	43,983,493
Hess Corp.	73,060	3,174,457
HollyFrontier Corp.	10,054	356,213
Kinder Morgan Management LLC (a)(b)	7,709	565,995

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Kinder Morgan, Inc.	56,363	$1,816,016
Kosmos Energy Ltd. (a)(b)	5,450	60,223
Marathon Oil Corp.	481,539	12,312,952
Marathon Petroleum Corp.	81,651	3,667,763
Noble Energy, Inc.	17,800	1,509,796
Occidental Petroleum Corp.	141,411	12,128,821
Peabody Energy Corp.	261,927	6,422,450
Phillips 66 (b)	74,573	2,478,807
Royal Dutch Shell Plc Class A	49,940	1,682,103
Spectra Energy Corp.	87,860	2,553,212
Total SA	165,800	7,452,710
The Williams Cos., Inc.	10,375	299,007

		194,881,516
Paper & Forest Products — 0.3%
Domtar Corp. (a)	11,556	886,461
International Paper Co.	147,600	4,267,116
MeadWestvaco Corp.	120,330	3,459,487

		8,613,064
Personal Products — 0.5%
The Estee Lauder Cos., Inc., Class A	42,354	2,292,198
Herbalife Ltd.	249,408	12,053,889
Nu Skin Enterprises, Inc.	624	29,266

		14,375,353
Pharmaceuticals — 6.1%
Abbott Laboratories	351,390	22,654,113
Allergan, Inc.	11,080	1,025,676
Bristol-Myers Squibb Co.	249,931	8,985,019
Eli Lilly & Co.	377,055	16,179,430
Forest Laboratories, Inc. (b)	17,813	623,277
Johnson & Johnson (a)	486,763	32,885,708
Merck & Co., Inc.	818,493	34,172,083
Pfizer, Inc.	1,715,549	39,457,627
Valeant Pharmaceuticals International, Inc. (b)	132,700	5,943,633
Warner Chilcott Plc, Class A (b)	367,493	6,585,475

		168,512,041
Professional Services — 0.2%
Manpower, Inc. (a)	114,096	4,181,618
Verisk Analytics, Inc., Class A (b)	7,758	382,159

		4,563,777
Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc.	2,734	198,817
American Tower Corp.	102,100	7,137,811
BRE Properties, Inc. (a)	3,871	193,627
Camden Property Trust (a)	18,820	1,273,549
Home Properties, Inc.	8,736	536,041
Piedmont Office Realty Trust, Inc. (a)	26,985	464,412
Public Storage (a)	13,266	1,915,743
Rayonier, Inc.	1	23
Simon Property Group, Inc.	6,141	955,908
Taubman Centers, Inc. (a)	3,800	293,208
Ventas, Inc.	7,709	486,592
Weyerhaeuser Co.	96,050	2,147,678

		15,603,409
Real Estate Management & Development — 0.0%
The Howard Hughes Corp. (b)	3,873	238,732
Road & Rail — 0.4%
Canadian National Railway Co.	78,050	6,585,859
Landstar System, Inc.	2,771	143,316
Union Pacific Corp.	36,950	4,408,505

		11,137,680

172	See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices, Inc. (b)	77,649	$444,929
Altera Corp.	20,374	689,456
Avago Technologies Ltd.	89,810	3,224,179
Broadcom Corp., Class A (b)	180,736	6,108,877
Intel Corp.	270,451	7,207,519
KLA-Tencor Corp.	7,709	379,668
Linear Technology Corp.	1,136	35,591
LSI Corp. (b)	1,739,234	11,078,920
Marvell Technology Group Ltd.	265,950	2,999,916
Micron Technology, Inc. (b)	901,460	5,688,213
Silicon Laboratories, Inc. (a)(b)	24,064	912,026
Xilinx, Inc.	140,300	4,709,871

		43,479,165
Software — 4.2%
Ariba, Inc. (b)	2,120	94,891
Autodesk, Inc. (b)	4,698	164,383
Fortinet, Inc. (b)	12,427	288,555
Intuit, Inc.	6,132	363,934
Microsoft Corp.	2,601,811	79,589,399
Oracle Corp.	250,400	7,436,880
Red Hat, Inc. (b)	122,400	6,913,152
Salesforce.com, Inc. (b)	64,992	8,985,794
Splunk, Inc. (a)(b)	1,992	55,975
Symantec Corp. (b)	553,700	8,089,557
VMware, Inc., Class A (b)	59,600	5,425,984

		117,408,504
Specialty Retail — 2.2%
Abercrombie & Fitch Co., Class A (a)	15,630	533,608
Advance Auto Parts, Inc. (a)	132,128	9,013,772
Bed Bath & Beyond, Inc. (b)	7,930	490,074
Chico’s FAS, Inc.	304,100	4,512,844
The Home Depot, Inc.	380,843	20,180,871
Limited Brands, Inc.	155,900	6,630,427
PetSmart, Inc.	120,800	8,236,144
Ross Stores, Inc.	6,473	404,368
Sally Beauty Holdings, Inc. (b)	19,598	504,453
The TJX Cos., Inc.	268,244	11,515,715

		62,022,276
Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc.	133,091	7,783,161
Michael Kors Holdings Ltd. (b)	128,988	5,396,858
NIKE, Inc., Class B	960	84,269
Tumi Holdings, Inc. (a)(b)	3,072	53,760
Under Armour Inc, Class A (b)	65,300	6,169,544
VF Corp.	49,520	6,608,444

		26,096,036
Thrifts & Mortgage Finance — 0.0%
BankUnited, Inc. (a)	2,115	49,872

Common Stocks	Shares	Value
Tobacco — 1.6%
Altria Group, Inc.	101,590	$3,509,935
Lorillard, Inc.	61,899	8,167,573
Philip Morris International, Inc.	378,836	33,057,229

		44,734,737
Trading Companies & Distributors — 0.1%
Air Lease Corp. (b)	4,557	88,360
MSC Industrial Direct Co., Inc.	13,441	881,058
WESCO International, Inc. (a)(b)	7,713	443,883

		1,413,301
Water Utilities — 0.2%
American Water Works Co., Inc.	175,899	6,029,818
Wireless Telecommunication Services — 0.1%
MetroPCS Communications, Inc. (b)	53,457	323,415
Telephone & Data Systems, Inc.	43,995	936,653
United States Cellular Corp. (b)	6,834	263,929
Vodafone Group Plc	87,320	2,460,678

		3,984,675
Total Long-Term Investments (Cost — $2,527,683,050) — 97.9%		2,717,060,943
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)(e)	68,060,767	68,060,767
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)(e)	4,684,953	4,684,953

		72,745,720
	Par (000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bill, 0.00%, 9/20/12 (f)(g)	$890	889,857
Total Short-Term Securities (Cost — $73,635,523) — 2.7%		73,635,577
Total Investments* (Cost — $2,601,318,573) — 100.6%		2,790,696,520
Liabilities in Excess of Other Assets — (0.6)%		(15,330,206)

Net Assets — 100.0%		$2,775,366,314

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$2,639,607,955

Gross unrealized appreciation	$266,919,212
Gross unrealized depreciation	(115,830,647)

Net unrealized appreciation	$151,088,565

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at June 30, 2012	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	128,263,976	(60,203,209)	68,060,767	$180,124
BlackRock Cash Funds: Prime, SL Agency Shares	20,162,910	(15,477,957)	4,684,953	$32,394
173 See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2012 (Unaudited)

(d)	Represents the current yield as of report date.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

(f)	Rate shown is the yield to maturity as of the date of purchase.

(g)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
93	S&P 500 Index	Chicago Mercantile	September 2012	$6,307,260	$201,592

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements. The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$2,717,060,943	—	—	$2,717,060,943
Short-Term Securities:
Money Market Funds	72,745,720	—	—	72,745,720
U.S. Treasury Obligations	—	$889,857	—	889,857

Total	$2,789,806,663	$889,857	—	$2,790,696,520

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity Contracts	$201,592	—	—	$201,592

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$42,861	—	—	$42,861
Liabilities:
Collateral on securities loned at value	—	$(21,774,844)	—	(21,774,844)

Total	$42,861	$(21,774,844)	$—	$(21,731,983)

There were no transfers between levels during the period ended June 30, 2012.

174	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Assets
Investments at value — affiliated[1,2]	$1,416,554,186	$2,405,805,404	$2,156,773,670	$1,741,097,977	$216,664,168
Contributions receivable from investors	1,712,254	781,599	1,806,848	1,475,001	540,209
Investments sold receivable	2,200,000	9,500,000	9,900,000	—	—
Securities lending income receivable	3,595	12,046	9,401	9,484	2,102
Interest receivable	509	885	752	634	86

Total assets	1,420,470,544	2,416,099,934	2,168,490,671	1,742,583,096	217,206,565

Liabilities
Collateral on securities loaned at value	10,130,600	25,221,200	77,452,050	165,237,240	8,341,350
Investments purchased payable	7,379,540	15,500,000	14,401,076	1,051,929	297,154
Withdrawal payable to investors	215,339	942,718	—	—	—
Investment advisory fees payable	104,572	144,944	100,650	59,254	4,469
Professional fees payable	18,569	20,135	19,566	18,748	16,525
Trustees’ fees payable	9,357	15,287	12,817	9,837	1,189

Total liabilities	17,857,977	41,844,284	91,986,159	166,377,008	8,660,687

Net Assets	$1,402,612,567	$2,374,255,650	$2,076,504,512	$1,576,206,088	$208,545,878

Net Assets Consist of
Investors’ capital	$1,317,312,035	$2,225,931,661	$1,951,614,182	$1,490,488,687	$200,906,630
Net unrealized appreciation/depreciation	85,300,532	148,323,989	124,890,330	85,717,401	7,639,248

Net Assets	$1,402,612,567	$2,374,255,650	$2,076,504,512	$1,576,206,088	$208,545,878

[1] Investments at cost — affiliated	$1,331,253,654	$2,257,481,415	$2,031,883,340	$1,655,380,576	$209,024,920

[2] Securities loaned at value	$10,218,476	$25,424,804	$78,441,324	$167,708,119	$8,439,512

175 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

June 30, 2012 (Unaudited)

Active Stock Master Portfolio
Assets
Investments at value — unaffiliated[1,2]	$2,717,950,800
Investments at value — affiliated[3]	72,745,720
Foreign currency at value (cost — $42,391)	42,861
Contributions receivable from investors	37,160
Investments sold receivable	82,581,119
Due from custodian	1,340
Dividends receivable	3,100,592
Securities lending income receivable	12,746
Interest receivable	10,708
Variation margin receivable	156,893

Total assets	2,876,639,939

Liabilities
Collateral on securities loaned at value	21,774,844
Investments purchased payable	57,177,122
Withdrawals payable to investors	21,654,000
Investment advisory fees payable	364,260
Administration fees payable	210,570
Professional fees payable	35,607
Trustees’ fees payable	5,433
Foreign taxes payable	51,789

Total liabilities	101,273,625

Net Assets	$2,775,366,314

Net Assets Consist of
Investors’ capital	$2,585,784,710
Net unrealized appreciation/depreciation	189,581,604

Net Assets	$2,775,366,314

[1] Investments at cost — unaffiliated	$2,528,572,853

[2] Securities loaned at value	$21,838,718

[3] Investments at cost — affiliated	$72,745,720

176	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

Six Months Ended June 30, 2012 (Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Investment Income
Dividends — affiliated	$4,446,299	$10,201,242	$10,724,310	$9,341,056	$1,221,969
Securities lending — affiliated	35,276	73,797	69,759	49,952	10,469
Income — affiliated	3,264	5,674	4,984	3,805	619
Net investment income allocated from the applicable Master Portfolios:
Dividends	3,703,744	8,634,634	9,506,251	8,380,546	1,303,426
Interest	10,236,504	12,717,378	7,285,111	3,254,357	146,241
Expenses	(1,496,018)	(2,535,092)	(2,180,235)	(1,678,713)	(220,854)
Fees waived	155,291	356,608	360,818	339,063	50,463

Total income	17,084,360	29,454,241	25,770,998	19,690,066	2,512,333

Expenses
Investment advisory	2,438,638	4,171,260	3,626,823	2,751,463	347,590
Professional	14,620	15,698	15,302	14,716	13,167
Independent Trustees	18,856	31,196	27,056	20,908	3,680

Total expenses	2,472,114	4,218,154	3,669,181	2,787,087	364,437
Less fees waived by advisor	(1,811,737)	(3,291,462)	(3,015,033)	(2,388,741)	(321,587)

Total expenses after fees waived	660,377	926,692	654,148	398,346	42,850

Net investment income	16,423,983	28,527,549	25,116,850	19,291,720	2,469,483

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	3,164	18,236	586,543	8,490	—
Investments — affiliated	(771,714)	(4,084,627)	(8,347,387)	(6,054,051)	(1,044,695)
Allocations from the applicable Master Portfolios from investments, financial futures contracts, swaps and foreign currency transactions	19,826,123	40,096,477	36,836,427	29,607,208	2,393,022

	19,057,573	36,030,086	29,075,583	23,561,647	1,348,327

Net change in unrealized appreciation/depreciation on:
Investments — affiliated	6,976,608	22,740,450	29,902,224	25,990,296	4,570,980
Allocated from the applicable Master Portfolios from investments, financial futures contracts, swaps and foreign currency transactions	17,283,588	36,775,243	38,974,439	32,952,993	3,935,005

	24,260,196	59,515,693	68,876,663	58,943,289	8,505,985

Total realized and unrealized gain	43,317,769	95,545,779	97,952,246	82,504,936	9,854,312

Net Increase in Net Assets Resulting from Operations	$59,741,752	$124,073,328	$123,069,096	$101,796,656	$12,323,795

177 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Concluded)

Six Months Ended June 30, 2012 (Unaudited)

Active Stock Master Portfolio
Investment Income
Dividends	$28,748,204
Foreign taxes withheld	(155,195)
Securities lending — affiliated	150,563
Income — affiliated	61,955
Interest	221

Total income	28,805,748

Expenses
Investment advisory	3,424,937
Administration	1,406,338
Professional	24,756
Independent Trustees	34,264

Total expenses	4,890,295
Less fees waived by advisor	(1,184,090)

Total expenses after fees waived	3,706,205

Net investment income	25,099,543

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	100,671,271
Payment by affiliate	773,484
Financial futures contracts	903,374
Foreign currency transactions	(353,791)

101,994,338

Net change in unrealized appreciation/depreciation on:
Investments	106,702,528
Financial futures contracts	206,428
Foreign currency transactions	1,967

106,910,923

Total realized and unrealized gain	208,905,261

Net Increase in Net Assets Resulting from Operations	$234,004,804

178	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Master Portfolio		LifePath 2020 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment income	$16,423,983	$38,067,629	$28,527,549	$60,372,244
Net realized gain	19,057,573	83,442,854	36,030,086	142,008,444
Net change in unrealized appreciation/depreciation	24,260,196	(62,125,719)	59,515,693	(155,171,111)

Net increase in net assets resulting from operations	59,741,752	59,384,764	124,073,328	47,209,577

Capital Transactions
Proceeds from contributions	98,706,618	146,032,233	155,199,297	253,699,470
Value of withdrawals	(142,868,352)	(198,525,183)	(263,599,659)	(286,287,280)

Net decrease in net assets derived from capital transactions	(44,161,734)	(52,492,950)	(108,400,362)	(32,587,810)

Net Assets
Total increase in net assets	15,580,018	6,891,814	15,672,966	14,621,767
Beginning of period	1,387,032,549	1,380,140,735	2,358,582,684	2,343,960,917

End of period	$1,402,612,567	$1,387,032,549	$2,374,255,650	$2,358,582,684

	LifePath 2030 Master Portfolio		LifePath 2040 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment income	$25,116,850	$48,007,839	$19,291,720	$34,237,278
Net realized gain	29,075,583	116,683,095	23,561,647	90,966,772
Net change in unrealized appreciation/depreciation	68,876,663	(168,358,770)	58,943,289	(154,925,236)

Net increase (decrease) in net assets resulting from operations	123,069,096	(3,667,836)	101,796,656	(29,721,186)

Capital Transactions
Proceeds from contributions	138,384,263	258,359,711	96,002,251	183,590,711
Value of withdrawals	(199,059,719)	(212,656,069)	(131,349,083)	(163,316,566)

Net increase (decrease) in net assets derived from capital transactions	(60,675,456)	45,703,642	(35,346,832)	20,274,145

Net Assets
Total increase (decrease) in net assets	62,393,640	42,035,806	66,449,824	(9,447,041)
Beginning of period	2,014,110,872	1,972,075,066	1,509,756,264	1,519,203,305

End of period	$2,076,504,512	$2,014,110,872	$1,576,206,088	$1,509,756,264

179 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2050 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment income	$2,469,483	$3,366,572
Net realized gain	1,348,327	5,616,076
Net change in unrealized appreciation/depreciation	8,505,985	(15,828,122)

Net increase (decrease) in net assets resulting from operations	12,323,795	(6,845,474)

Capital Transactions
Proceeds from contributions	46,101,091	76,805,333
Value of withdrawals	(29,965,786)	(9,263,627)

Net increase in net assets derived from capital transactions	16,135,305	67,541,706

Net Assets
Total increase in net assets	28,459,100	60,696,232
Beginning of period	180,086,778	119,390,546

End of period	$208,545,878	$180,086,778

180	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

	Active Stock Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment income	$25,099,543	$44,115,776
Net realized gain	101,994,338	194,035,159
Net change in unrealized appreciation/depreciation	106,910,923	(191,461,710)

Net increase in net assets resulting from operations	234,004,804	46,689,225

Capital Transactions
Proceeds from contributions	205,493,909	657,028,420
Value of withdrawals	(381,382,101)	(499,892,059)

Net increase (decrease) in net assets derived from capital transactions	(175,888,192)	157,136,361

Net Assets
Total increase in net assets	58,116,612	203,825,586
Beginning of period	2,717,249,702	2,513,424,116

End of period	$2,775,366,314	$2,717,249,702

181 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

	LifePath Retirement Master Portfolio
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011		2010	2009		2008	2007
Total Investment Return
Total investment return	4.36%	[1]	4.46%		9.83%	18.75%		(14.54)%	5.00%

Ratios to Average Net Assets
Total expenses[2]	0.55%	[3,4,5]	0.55%	[6,7]	0.61%	0.59%		0.61%	0.61%

Total expenses after fees waived[2]	0.29%	[3,4,5]	0.27%	[6,7]	0.26%	0.26%		0.27%	0.27%

Net investment income[8]	2.36%	[3,4,5]	2.77%	[6,7]	2.60%	3.61%		3.81%	3.87%

Supplemental Data
Net assets, end of period (000)	$1,402,613		$1,387,033		$1,380,141	$1,165,307		$253,604	$331,733

Portfolio turnover	6%		4%		4%	6%	[9]	11%	6%

[1]	Aggregate total investment return.

[2]

Includes the Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series, except the total expenses for the four years ended December 31, 2010, which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[3]	Annualized.

[4]

Includes the Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series’s allocated fees waived of 0.02%.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.07%, although the ratio does include the LifePath Master Portfolio’s share of the Master Portfolios allocated expenses and/or net investment income.

[6]

Includes the Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series’s allocated fees waived of 0.02%.

[7]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.08%, although the ratio does include the LifePath Master Portfolio’s share of the Master Portfolios allocated expenses and/or net investment income.

[8]

Includes the Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series.

[9]	Excludes in-kind contribution of portfolio securities received in a tax-free reorganization on November 20, 2009.
182	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	LifePath 2020 Master Portfolio
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011		2010	2009	2008	2007
Total Investment Return
Total investment return	5.46%	[1]	1.96%		11.40%	23.21%	(24.92)%	3.84%

Ratios to Average Net Assets
Total expenses[2]	0.54%	[3,4,5]	0.53%	[6,7]	0.59%	0.58%	0.57%	0.58%

Total expenses after fees waived[2]	0.26%	[3,4,5]	0.25%	[6,7]	0.23%	0.23%	0.23%	0.25%

Net investment income[8]	2.39%	[3,4,5]	2.56%	[6,7]	2.45%	3.15%	3.18%	3.01%

Supplemental Data
Net assets, end of period (000)	$2,374,256		$2,358,583		$2,343,961	$1,779,673	$1,245,671	$1,827,888

Portfolio turnover	8%		5%		4%	6%	13%	7%

[1]	Aggregate total investment return.

[2]

Includes the Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series, except the total expenses for the four years ended December 31, 2010, which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[3]	Annualized.

[4]

Includes the Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series’s allocated fees waived of 0.03%.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.10%, although the ratio does include the LifePath Master Portfolio’s share of the Master Portfolios allocated expenses and/or net investment income.

[6]

Includes the Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series’s allocated fees waived of 0.03%.

[7]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11%, although the ratio does include the LifePath Master Portfolio’s share of the Master Portfolios allocated expenses and/or net investment income.

[8]

Includes the Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series.

183 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	LifePath 2030 Master Portfolio
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011		2010	2009	2008	2007
Total Investment Return
Total investment return	6.32%	[1]	(0.13)%		12.36%	26.27%	(30.53)%	3.14%

Ratios to Average Net Assets
Total expenses[2]	0.53%	[3,4,5]	0.52%	[6,7]	0.57%	0.56%	0.55%	0.57%

Total expenses after fees waived[2]	0.24%	[3,4,5]	0.22%	[6,7]	0.21%	0.20%	0.21%	0.23%

Net investment income[8]	2.42%	[3,4,5]	2.39%	[6,7]	2.34%	2.97%	2.82%	2.57%

Supplemental Data
Net assets, end of period (000)	$2,076,505		$2,014,111		$1,972,075	$1,433,256	$952,181	$1,393,178

Portfolio turnover	8%		7%		3%	7%	13%	7%

[1]	Aggregate total investment return.

[2]

Includes the Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series, except the total expenses for the four years ended December 31, 2010, which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[3]	Annualized.

[4]

Includes the Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series’s allocated fees waived of 0.03%.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.12%, although the ratio does include the LifePath Master Portfolio’s share of the Master Portfolios allocated expenses and/or net investment income.

[6]

Includes the Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series’s allocated fees waived of 0.04%.

[7]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13%, although the ratio does include the LifePath Master Portfolio’s share of the Master Portfolios allocated expenses and/or net investment income.

[8]

Includes the Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series.

184	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	LifePath 2040 Master Portfolio
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011		2010	2009	2008	2007
Total Investment Return
Total investment return	6.93%	[1]	(1.88)%		13.21%	28.58%	(34.90)%	2.53%

Ratios to Average Net Assets
Total expenses[2]	0.53%	[3,4,5]	0.52%	[6,7]	0.55%	0.55%	0.53%	0.56%

Total expenses after fees waived[2]	0.22%	[3,4,5]	0.20%	[6,7]	0.19%	0.18%	0.19%	0.22%

Net investment income[8]	2.45%	[3,4,5]	2.24%	[6,7]	2.24%	2.82%	2.52%	2.20%

Supplemental Data
Net assets, end of period (000)	$1,576,206		$1,509,756		$1,519,203	$1,133,675	$720,539	$1,022,941

Portfolio turnover	7%		8%		4%	6%	14%	8%

[1]	Aggregate total investment return.

[2]

Includes the Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series, except the total expenses for the four years ended December 31, 2010, which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[3]	Annualized.

[4]

Includes the Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series’s allocated fees waived of 0.04%.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.14%, although the ratio does include the LifePath Master Portfolio’s share of the Master Portfolios allocated expenses and/or net investment income.

[6]

Includes the Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series’s allocated fees waived of 0.04%.

[7]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15%, although the ratio does include the LifePath Master Portfolio’s share of the Master Portfolios allocated expenses and/or net investment income.

[8]

Includes the Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series.

185 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	LifePath 2050 Master Portfolio
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,				Period June 30, 2008[1] to December 31, 2008
			2011		2010	2009
Total Investment Return
Total investment return	7.45%	[2]	(3.28)%		13.93%	30.85%	(31.93)%	[2]

Ratios to Average Net Assets
Total expenses[3]	0.54%	[4,5,6]	0.53%	[7,8]	0.56%	0.59%	1.11%	[4]

Total expenses after fees waived[3]	0.21%	[4,5,6]	0.18%	[7,8]	0.17%	0.16%	0.17%	[4]

Net investment income[9]	2.49%	[4,5,6]	2.18%	[7,8]	2.31%	2.84%	3.05%	[4]

Supplemental Data
Net assets, end of period (000)	$208,546		$180,087		$119,391	$40,164	$6,895

Portfolio turnover	8%		13%		5%	12%	0%	[10]

[1]	Commencement of operations.

[2]	Aggregate total investment return.

[3]

Includes the Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series, except the total expenses for the period ended December 31, 2008 and the two years ended December 31, 2010, which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[4]	Annualized.
[5]

Includes the Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series’s allocated fees waived of 0.05%.

[6]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15%, although the ratio does include the LifePath Master Portfolio’s share of the Master Portfolios allocated expenses and/or net investment income.

[7]

Includes the Master Portfolio’s share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series’s allocated fees waived of 0.05%.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.17%, although the ratio does include the LifePath Master Portfolio’s share of the Master Portfolios allocated expenses and/or net investment income.

[9]

Includes the Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series.

[10]	Rounds to less than 1% .
186	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (Concluded)

	Active Stock Master Portfolio
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
		2011	2010	2009	2008	2007
Total Investment Return
Total investment return	8.53%[1]	2.20%	11.04%	24.86%	(36.65)%	0.58%

Ratios to Average Net Assets
Total expenses	0.35%[2]	0.35%	0.35%	0.35%	0.35%	0.35%

Total expenses after fees waived	0.26%[2]	0.27%	0.29%	0.30%	0.32%	0.34%

Net investment income	1.78%[2]	1.70%	1.50%	1.99%	1.96%	1.70%

Supplemental Data
Net assets, end of period (000)	$2,775,366	$2,717,250	$2,513,424	$1,838,453	$1,250,987	$2,085,214

Portfolio turnover	58%	275%	120%	149%	98%	80%

[1]	Aggregate total investment return.

[2]	Annualized
187 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio, LifePath 2050 Master Portfolio and Active Stock Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”) are each a series of MIP. The Master Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Each of the LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio (each, a “LifePath Master Portfolio” and collectively, the “LifePath Master Portfolios”) seeks to achieve its investment objective by investing in a combination of domestic equity, international equity, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by BlackRock Fund Advisors (“BFA”), and include the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series, BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

The value of a LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of June 30, 2012, the interests of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series held by each LifePath Master Portfolio were as follows:

	Active Stock Master Portfolio	ACWI ex-US Index Master Portfolio	CoreAlpha Bond Master Portfolio	Master Small Cap Index Series
LifePath Retirement Master Portfolio	11.03%	6.74%	29.01%	13.95%
LifePath 2020 Master Portfolio	26.78%	10.18%	36.36%	20.06%
LifePath 2030 Master Portfolio	30.30%	11.17%	20.98%	14.36%
LifePath 2040 Master Portfolio	27.28%	8.77%	9.31%	9.43%
LifePath 2050 Master Portfolio	4.07%	3.55%	0.48%	1.07%

The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: US GAAP defines fair value as the price the Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolios fair value their financial instruments at market value using independent dealers or pricing services under policies approved annually by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation

Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Master Portfolios for all financial instruments.

Equity investments, including exchange traded funds, traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. The market value of each LifePath Master Portfolio’s investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor deems relevant. These factors include but are not limited to (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches, including regular due diligence of the Master Portfolio’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

(“SEC”) require that the Master Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts ), each Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-divided dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Each LifePath Master Portfolio records daily its proportionate share of the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series income, expenses and realized and unrealized gains and losses.

Securities Lending: The Master Portfolios may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Master Portfolio earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master Portfolio could experience delays and costs in gaining access to the collateral. A Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended June 30, 2012, any securities on loan were collateralized by cash.

Income Taxes: Each Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master Portfolio’s US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on each Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In December 2011, the Financial Accounting Standards Board issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolios’ financial statement disclosures.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

Active Stock Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of Active Stock Master Portfolio and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: Active Stock Master Portfolio purchases or sells financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between Active Stock Master

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

Portfolio and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, Active Stock Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by Active Stock Master Portfolio as unrealized appreciation or depreciation. When the contract is closed, Active Stock Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Value of Derivative Financial Instruments as of June 30, 2012
Asset Derivatives
	Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized appreciation/depreciation*	$201,592

*	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended June 30, 2012
	Net Realized Gain From Active Stock Master Portfolio	Net Change in Unrealized Appreciation/ Depreciation on Active Stock Master Portfolio
Equity contracts:
Financial futures contracts	$903,374	$206,428

For the six months ended June 30, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	105
Average notional value of contracts purchased	$7,223,055

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

MIP, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement (the “Investment Advisory Agreement”) with BlackRock Fund Advisors (“BFA”), the Master Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. Pursuant to the Investment Advisory Agreement with MIP, BFA is responsible for the management of each Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio. For such services, each Master Portfolio pays BFA a monthly fee based on a percentage of each LifePath Master Portfolio’s average daily net assets at an annual rate of 0.35% and a monthly fee based on a percentage of Active Stock Master Portfolio’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.25%
$1 Billion — $3 Billion	0.24%
$3 Billion — $5 Billion	0.23%
$5 Billion — $10 Billion	0.22%
Greater than $10 Billion	0.21%

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios. BFA has contractually agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. (“BTC”), from each investment company in which the Master Portfolios invest through April 30, 2013. BFA has also contractually agreed to cap the expenses of the LifePath Master Portfolios at the rate at which the LifePath Master Portfolios pay an advisory fee to BFA by providing an offsetting credit against the investment advisory fees paid by the LifePath Master Portfolios in an amount equal to the independent expenses. These contractual waivers are effective through April 30, 2022. The amounts of the waivers, if any, are shown as fees waived in the Statements of Operations.

MIP entered into an administration services arrangement with BTC, which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC may delegate certain of its administration duties to sub-administrators. BTC, in consideration thereof, has agreed to bear all of the Master Portfolios’ and MIP’s ordinary operating expenses excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolios. BTC is entitled to receive for these administration services an annual fee of 0.10% based on the average daily net assets of Active Stock Master Portfolio.

BTC is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BTC (or an affiliate) receives investment advisory fees from the Master Portfolios.

BTC voluntarily agreed to waive a portion of its administration fees paid by Active Stock Master Portfolio in an amount sufficient to maintain the advisory fees payable by each of the LifePath Master Portfolios at an annual rate of 0.35% based on the average daily net assets. This arrangement is voluntary and may be terminated by BTC at any time. With respect to the independent expenses discussed above, BTC has contractually agreed to provide an offsetting credit against the administration fees paid by Active Stock Master Portfolio in an amount

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equal to the independent expenses, through April 30, 2013. The amounts of the waiver and offsetting credits are shown as fees waived in the Statements of Operations.

The Master Portfolios received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BTC, an affiliate of BFA, as the securities lending agent. BTC may, on behalf of a Master Portfolio, invest cash collateral received by the Master Portfolio for such loans, among other things, in a private investment company managed by BTC or in registered money market funds advised by BTC or its affiliates. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC does not receive any fees for managing the cash collateral. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BTC is disclosed in the Schedules of Investments, if any. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Master Portfolios retain 65% of securities lending income and pay a fee to BTC equal to 35% of such income. The share of income earned by each Master Portfolio is shown as securities lending — affiliated in the Statements of Operations. For the six months ended June 30, 2012, BTC received securities lending agent fees related to securities lending activities for the Master Portfolios as follows:

LifePath Retirement Master Portfolio	$18,995
LifePath 2020 Master Portfolio	$39,737
LifePath 2030 Master Portfolio	$37,563
LifePath 2040 Master Portfolio	$26,897
LifePath 2050 Master Portfolio	$5,637
Active Stock Master Portfolio	$81,073

Each Master Portfolio may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in income-affiliated in the Statements of Operations.

BFA reimbursed Active Stock Master Portfolio $773,484 for a loss associated with a December 2011 trading error.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2012, were as follows:

	Purchases	Sales
LifePath Retirement Master Portfolio	$85,509,431	$102,849,558
LifePath 2020 Master Portfolio	$187,350,097	$237,451,540
LifePath 2030 Master Portfolio	$176,071,560	$190,926,236
LifePath 2040 Master Portfolio	$103,048,525	$107,910,495
LifePath 2050 Master Portfolio	$40,951,578	$16,407,687
Active Stock Master Portfolio	$1,593,187,701	$1,786,805,177

5. Borrowings:

The Master Portfolios, along with certain other funds managed by BFA and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Master Portfolios may borrow under the credit agreement to fund shareholder redemptions. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Master Portfolios’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, administration and arrangement fees were allocated to the Master Portfolios based on their net assets as of October 31, 2011. The Master Portfolios’ commitment, administration and arrangement fees were paid by the investment advisor. The Master Portfolios’ did not borrow under the credit agreement during the six months ended June 30, 2012.

6. Market and Credit Risk:

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Master Portfolio.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met on April 17, 2012 and May 15-16, 2012 to consider the approval of the Master Fund’s investment advisory agreement (the “Agreement”) with BlackRock Fund Advisors (“BlackRock”), the Master Fund’s investment advisor, with respect to the Master Fund’s series, including LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio, LifePath 2050 Master Portfolio and LifePath Retirement Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”).

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolios by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolios and their shareholders. Among the matters the Board considered were: (a) investment performance of affiliated feeder funds that invest all of their investable assets in the corresponding Master Portfolio (each, a “representative feeder fund” and collectively, the “representative feeder funds”) for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against their peers and/or benchmarks, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios for services, such as marketing and distribution, call center and fund accounting; (c) the Master Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s investment objective, policies and restrictions; (e) the Master Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested, to the extent reasonably possible, an analysis of the risk and return relative to selected funds in peer groups. BlackRock provides information to the Board in response to specific questions. These questions covered issues such as profitability, investment performance and management fee levels. The Board considered the importance of: (i) managing fixed income assets with a view toward preservation of capital; (ii) portfolio managers’ investments in the funds they manage; (iii) BlackRock’s controls surrounding the coding of quantitative investment models; and (iv) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April 17, 2012 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with its independent legal counsel and BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of each Master Portfolio and representative feeder fund, as applicable, and the investment performance of each representative feeder fund as compared with a peer group of funds as determined by Lipper and a customized peer group selected by BlackRock (collectively, “Peers”); (b) information on the profitability of the Agreement to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the existence, impact and sharing of potential

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economies of scale; (e) a summary of aggregate amounts paid by each Master Portfolio to BlackRock; and (f) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 17, 2012, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April 17, 2012 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 15-16, 2012 Board meeting.

At an in-person meeting held on May 15-16, 2012, the Board, including all the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund with respect to each Master Portfolio for a one-year term ending June 30, 2013. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios; (d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with the Master Portfolios; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to securities lending, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master Portfolios and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Master Portfolio. Throughout the year, the Board compared each representative feeder fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the performance of each representative feeder fund and each Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each

Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis and oversight capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Master Portfolio. BlackRock and its affiliates provide the Master Portfolios with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios. In particular, BlackRock and its affiliates provide the Master Portfolios with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolios, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios and BlackRock

The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio. The Board noted that each Master Portfolio’s investment results correspond directly to the investment results of the applicable representative feeder fund. In preparation for the April 17, 2012 meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each representative feeder fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each representative feeder fund as compared to funds in the representative feeder fund’s applicable Lipper category and the customized peer group selected by BlackRock. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review their methodology. The Board and the Board’s Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the

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performance of each Master Portfolio and representative feeder fund, as applicable, throughout the year.

The Board noted that, in general, the representative feeder funds relating to the LifePath Retirement Master Portfolio, the LifePath 2020 Master Portfolio and the LifePath 2030 Master Portfolio performed better than their Peers in that each representative feeder fund’s performance was at or above the median of its Customized Lipper Peer Group in two of the one-, three- and five-year periods reported. Based on its discussions with BlackRock and the Board’s review of each representative feeder fund’s investment performance compared to its Lipper Peer Group, the methodology used by Lipper to select peer funds, and other relevant information provided by BlackRock, the Board noted that each representative feeder fund’s investment performance as compared to its Customized Lipper Peer Group provided a more meaningful comparison of the representative feeder fund’s relative performance.

The Board noted that the representative feeder fund relating to the LifePath 2040 Master Portfolio performed below the median of its Customized Lipper Peer Group in the three- and five-year periods reported, but that the representative feeder fund performed at or above the median of its Customized Lipper Peer Group in the one-year period reported. Based on its discussions with BlackRock and the Board’s review of the representative feeder fund’s investment performance compared to its Lipper Peer Group, the methodology used by Lipper to select peer funds, and other relevant information provided by BlackRock, the Board noted that the representative feeder fund’s investment performance as compared to its Customized Lipper Peer Group provided a more meaningful comparison of the representative feeder fund’s relative performance. The Board and BlackRock reviewed and discussed the reasons for the representative feeder fund’s underperformance during the three- and five-year periods compared with its Peers. The Board was informed that, among other things, asset allocation is the primary driver of performance. While this more measured glide path approach has benefited the representative feeder fund over the longer time periods by limiting the downside exposure in 2008, performance has lagged somewhat given the underperformance of the large cap equity strategy.

The Board noted that the representative feeder fund relating to the LifePath 2050 Master Portfolio performed below the median of its Customized Lipper Peer Group in the three-year and since-inception periods reported, but that the representative feeder fund performed at or above the median of its Customized Lipper Peer Group in the one-year period reported. Based on its discussions with BlackRock and the Board’s review of the representative feeder fund’s investment performance compared to its Lipper Peer Group, the methodology used by Lipper to select peer funds, and other relevant information provided by BlackRock, the Board noted that the representative feeder fund’s investment performance as compared to its Customized Lipper Peer Group provided a more meaningful comparison of the representative feeder fund’s relative performance. The Board and BlackRock reviewed and discussed the reasons for the representative feeder fund’s underperformance during the three-year and since-inception periods compared with its Peers. The Board was informed that, among other things, asset allocation is the primary driver of performance. Performance has lagged somewhat given the underperformance of the large cap equity strategy.

The Board and BlackRock discussed BlackRock’s strategy for improving the performance of the representative feeder funds relating to the LifePath 2040 Master Portfolio and the LifePath 2050 Master Portfolio and BlackRock’s commitment to providing the resources necessary to assist each Master Portfolio’s portfolio managers and to improve the performance of each Master Portfolio/representative feeder fund.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios

The Board, including the Independent Board Members, reviewed each Master Portfolio’s contractual advisory fee rate compared with the other funds in the corresponding representative feeder fund’s Lipper category. It also compared each representative feeder fund’s total expense ratio, as well as each Master Portfolio’s actual advisory fee rate, to those of other funds in the corresponding representative feeder fund’s Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided each Master Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios. The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the years ended December 31, 2010 and December 31, 2009. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT (concluded)

In addition, the Board considered the cost of the services provided to the Master Portfolios by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolios. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the contractual advisory fee ratio of the LifePath Retirement Master Portfolio was above the median contractual advisory fee ratio paid by the representative feeder fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Master Portfolio’s actual advisory fee ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock, was reasonable relative to the median actual advisory fee ratio paid by the representative feeder fund’s Peers, after giving effect to any expense reimbursements or fee waivers.

The Board noted that the contractual advisory fee ratio of the LifePath 2020 Master Portfolio was lower than or equal to the median contractual advisory fee ratio paid by the representative feeder fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers.

In addition, the Board noted that the contractual advisory fee ratio of each of the LifePath 2030 Master Portfolio, the LifePath 2040 Master Portfolio, the LifePath 2050 Master Portfolio was above the median contractual advisory fee ratio paid by the corresponding representative feeder fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that each Master Portfolio’s actual advisory fee ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock, was lower than or equal to the median actual advisory fee ratio paid by the corresponding representative feeder fund’s Peers, after giving effect to any expense reimbursements or fee waivers.

The Board also noted that, with respect to each Master Portfolio, BlackRock has contractually agreed to waive its advisory fee at the Master Portfolio level in an amount equal to the advisory and administration fees, if any, received by it or its affiliates from underlying funds, and that BlackRock and its affiliates have agreed to provide an offsetting credit against certain additional expenses incurred by each Master Portfolio.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios increase, as well as the existence of expense caps. The Board also considered the extent to which the Master Portfolios benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolios to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolios. In its consideration, the Board Members took into account the existence of expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including all the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund, with respect to each Master Portfolio, for a one-year term ending June 30, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolios reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met on April 17, 2012 and May 15-16, 2012 to consider the approval of the Master Fund’s investment advisory agreement (the “Agreement”) with BlackRock Fund Advisors (“BlackRock”), the Master Fund’s investment advisor, on behalf of Active Stock Master Portfolio (the “Portfolio”), a series of the Master Fund.

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as marketing and distribution, call center and fund accounting; (c) Portfolio operating expenses and how BlackRock allocates expenses to the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Portfolio’s investment objective, policies and restrictions; (e) the Master Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested, to the extent reasonably possible, an analysis of the risk and return relative to selected funds in peer groups. BlackRock provides information to the Board in response to specific questions. These questions covered issues such as profitability, investment performance and management fee levels. The Board considered the importance of: (i) managing fixed income assets with a view toward preservation of capital; (ii) portfolio managers’ investments in the funds they manage; (iii) BlackRock’s controls surrounding the coding of quantitative investment models; and (iv) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April 17, 2012 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with its independent legal counsel and BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio fees and expenses and the investment performance of the Portfolio as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreement to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the existence, impact and sharing of economies of scale; (e) a summary of aggregate amounts paid by the Portfolio to BlackRock; (f) sales and redemption data regarding the Portfolio; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 17, 2012, the Board reviewed materials relating to its consideration of the Agreement. As a result of

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MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT (continued)

the discussions that occurred during the April 17, 2012 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 15-16, 2012 Board meeting.

At an in-person meeting held on May 15-16, 2012, the Board, including all the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund, with respect to the Portfolio, for a one-year term ending June 30, 2013. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Portfolio; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares and securities lending, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis and oversight capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In particular, BlackRock and its affiliates provide the Portfolio with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Portfolio and BlackRock

The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April 17, 2012 meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to funds in the Portfolio’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review their methodology. The Board and the Board’s Performance Oversight and Contract Committee regularly review, and meet with Portfolio management to discuss, the performance of the Portfolio throughout the year.

The Board noted that the Portfolio performed below the median of its Lipper Performance Universe in the three- and five-year periods reported, but that the Portfolio performed at or above the median of its Lipper Performance Universe in the one-year period reported. The Board and BlackRock reviewed and discussed the reasons for the Portfolio’s underperformance during the three- and five-year periods compared with its Peers. The Board was informed that, among other things, prior to 2011, the portfolio management team’s strategy struggled as stock prices were increasingly driven less by bottom-up stock fundamentals and more by macro-economic forces and demand/flow oriented forces.

The Board and BlackRock discussed BlackRock’s strategy for improving the Portfolio’s performance and BlackRock’s commitment to providing

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DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT (continued)

the resources necessary to assist the Portfolio’s portfolio managers and to improve the Portfolio’s performance.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio

The Board, including the Independent Board Members, reviewed the Portfolio’s contractual advisory fee rate compared with the other funds in its Lipper category. It also compared the Portfolio’s total expense ratio, as well as the Portfolio’s actual advisory fee rate, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the years ended December 31, 2010 and December 31, 2009. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Portfolio’s contractual advisory fee ratio was lower than or equal to the median contractual advisory fee ratio paid by its Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Portfolio increases above certain contractually specified levels. The Board further noted that BlackRock and its affiliates have agreed to provide an offsetting credit against certain expenses incurred by the Portfolio.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase, as well as the existence of expense caps. The Board also considered the extent to which the Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Portfolio. In its consideration, the Board Members took into account the existence of expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of a fund are able to redeem their shares if they believe that the fund’s fees and expenses are too high or if they are dissatisfied with the performance of the fund.

Conclusion

The Board, including all the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and

MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT (concluded)

the Master Fund, with respect to the Portfolio, for a one-year term ending June 30, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

MASTER PORTFOLIO INFORMATION

as of June 30, 2012

CoreAlpha Bond Master Portfolio

Portfolio Composition	Percent of Long-Term Investments
U.S. Government Sponsored Agency Securities	75%
Corporate Bonds	12
U.S. Treasury Obligations	7
Asset-Backed Securities	4
Non-Agency Mortgage-Backed Securities	2

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa[2]	84%
AA/Aa	2
A	6
BBB/Baa	6
BB/Ba	1
NR	1

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service ratings.

[2]	Includes US Government Sponsored Agency Securities which were deemed AAA/Aaa by the investment advisor.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Access Group, Inc., 0.58%, 3/23/20 (a)	$7,158	$7,116,135
ACE Securities Corp., Series 2005-AG1, Class A2D, 0.61%, 8/25/35 (a)	3,753	3,173,354
AH Mortgage Advance Trust, Series SART-1, Class A1R, 2.23%, 5/10/43 (b)	4,000	4,002,352
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class D, 4.72%, 3/08/18	6,600	6,969,787
Ameriquest Mortgage Securities, Inc.:
Series 2005-R6, Class A2, 0.45%, 8/25/35 (a)	598	576,038
Series 2006-R1, Class A2C, 0.44%, 3/25/36 (a)	667	662,391
Asset Backed Funding Corp. Certificates:
Series 2005-HE2, Class M1, 0.73%, 6/25/35 (a)	641	634,414
Series 2005-OPT1, Class A1SS, 0.49%, 7/25/35 (a)	619	603,535
BA Credit Card Trust:
0.64%, 1/15/16 (a)	5,105	5,077,366
4.99%, 3/15/16 (a)	8,400	8,820,463
Bear Stearns Asset Backed Securities Trust, Series 2007-HE2, Class 1A1, 0.35%, 3/25/37 (a)	852	844,925
BNC Mortgage Loan Trust, Series 2007-4, Class A3A, 0.50%, 11/25/37 (a)	1,379	1,352,496
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A1, 0.37%, 2/25/37 (a)	4,339	4,257,586
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class 1A4, 4.40%, 2/25/30	370	372,250
Chesapeake Funding LLC, Series 2009-1, Class A, 2.24%, 12/15/20 (a)(b)	2,886	2,889,458
CIT Mortgage Loan Trust, Series 2007-1, Class 2A1, 1.25%, 10/25/37 (a)(b)	3,440	3,424,551
Citibank Credit Card Issuance Trust, Series 2006-C1, Class C1, 0.64%, 2/20/15 (a)	5,150	5,145,710
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2A, 1.15%, 7/25/37 (a)	111	108,997
Countrywide Asset-Backed Certificates:
0.72%, 12/25/35 (a)	3,700	3,452,866
Series 2005-4, Class MV1, 0.71%, 10/25/35 (a)	3,270	3,184,140
Series 2006-20, Class 2A2, 0.37%, 4/25/47 (a)	1,612	1,564,329
Series 2006-22, Class 2A2, 0.36%, 5/25/47 (a)	4,916	4,856,898

Asset-Backed Securities	Par (000)	Value
Series 2006-25, Class 2A2, 0.37%, 6/25/47 (a)	$3,474	$3,422,097
Series 2007-10, Class 2A1, 0.30%, 6/25/47 (a)	508	503,065
Series 2007-12, Class 2A1, 0.60%, 8/25/47 (a)	4,605	4,543,572
Series 2007-4, Class A1B, 5.81%, 2/25/27	356	355,016
Series 2007-5, Class 2A1, 0.35%, 9/25/47 (a)	18	18,167
Series 2007-6, Class 2A1, 0.35%, 9/25/37 (a)	352	351,447
Series 2007-7, Class 2A1, 0.33%, 10/25/47 (a)	32	31,492
Series 2007-8, Class 2A1, 0.31%, 11/25/37 (a)	1,221	1,202,203
Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB8, Class A2A, 0.30%, 10/25/36 (a)	15	14,876
Ellington Loan Acquisition Trust, Series 2007-1, Class A2A1, 1.25%, 5/26/37 (b)	2,460	2,432,083
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2004-FF10, Class A3, 0.79%, 9/25/34 (a)	193	187,813
Series 2005-FF10, Class A4, 0.57%, 11/25/35 (a)	1,740	1,477,872
Series 2005-FF4, Class M1, 0.68%, 5/25/35 (a)	2,258	1,942,185
Series 2006-FF13, Class A2B, 0.35%, 10/25/36 (a)	107	106,944
Series 2006-FF14, Class A2, 0.31%, 10/25/36 (a)	1,918	1,907,557
GSAMP Trust, Series 2007-HE2, Class A2A, 0.37%, 3/25/47 (a)	531	398,428
JPMorgan Mortgage Acquisition Corp., Series 2006-CH1, Class A3, 0.35%, 7/25/36 (a)	2,795	2,757,885
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 0.80%, 6/25/35 (a)	1,592	1,384,085
Morgan Stanley Capital, Inc., Series 2006, Class A3, 0.44%, 12/25/35 (a)	342	340,101
National Collegiate Student Loan Trust:
0.49%, 7/25/28 (a)	7,731	7,171,386
Series 2005-1, Class A3, 0.39%, 10/26/26 (a)	6,159	6,015,671
Series 2006-2, Class A2, 0.40%, 7/25/26 (a)	4,690	4,230,166
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV2, 0.38%, 9/25/36 (a)	1,764	1,726,506

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of securities have been abbreviated according to the following list:	AUD	Australian Dollar	LIBOR	London Interbank Offered Rate
	CAD	Canadian Dollar	NOK	Norwegian Krone
	CHF	Swiss Franc	NZD	New Zealand Dollar
	EUR	Euro	SEK	Swedish Krona
	EURIBOR	Euro Interbank Offered Rate	TBA	To Be Announced
	GBP	British Pound	USD	US Dollar
	JPY	Japanese Yen
201 See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
New Century Home Equity Loan Trust:
Series 2005-3, Class A2D, 0.63%, 7/25/35 (a)	$4,109	$4,001,241
Series 2005-3, Class M1, 0.73%, 7/25/35 (a)	5,500	5,189,047
Series 2005-3, Class M2, 0.74%, 7/25/35 (a)	1,590	1,094,097
Option One Mortgage Loan Trust, Series 2007-5, Class 2A1, 0.34%, 5/25/37 (a)	16	16,010
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 0.63%, 8/25/35 (a)	6,052	5,795,708
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC3, Class M1, 0.70%, 8/25/35 (a)	2,086	2,041,624
Series 2005-RS6, Class M1, 0.75%, 6/25/35 (a)	4,300	3,531,358
Residential Asset Securities Corp.:
Series 2005-AHL1, Class A2, 0.52%, 7/25/35 (a)	151	149,710
Series 2007-KS4, Class A1, 0.35%, 5/25/37 (a)	56	55,642
Santander Drive Auto Receivables Trust:
Series 2010-B, Class C, 3.02%, 10/17/16 (b)	12,000	12,210,866
Series 2011-3, Class D, 4.23%, 5/15/17	3,900	3,997,952
Series 2011-S1A, Class D, 3.10%, 5/15/17 (b)	3,255	3,263,387
Series 2012-1, Class A2, 1.25%, 4/15/15	3,600	3,615,717
Series 2012-2, Class A2, 0.91%, 5/15/15	3,600	3,606,509
SLC Student Loan Trust, 4.75%, 6/15/33 (b)	12,057	11,571,367
SLM Student Loan Trust:
1.34%, 12/15/21 (b)	3,634	3,639,394
0.61%, 12/15/22 (a)	3,549	3,526,348
Series 2004-A, Class A2, 0.67%, 3/16/20 (a)	3,052	2,983,676
Series 2006-C, Class A3, 0.60%, 6/15/21 (a)	11,100	10,910,221
Series 2009-CT, Class 2A, 2.09%, 4/15/39 (b)	3,027	3,036,147
Series 2009-D, Class A, 3.50%, 8/17/43 (b)	10,401	10,223,545
Soundview Home Equity Loan Trust:
Series 2006-EQ1, Class A2, 0.36%, 10/25/36 (a)	777	771,315
Series 2007-1, Class 2A1, 0.34%, 3/25/37 (a)	984	934,695
Structured Asset Investment Loan Trust, Series 2005-1, Class A5, 0.60%, 2/25/35 (b)	178	177,130
Structured Asset Securities Corp., Series 2006-BC5, Class A2, 0.30%, 12/25/36 (a)	262	260,700
Terwin Mortgage Trust, Series 2005-12AL, Class AF2, 4.65%, 7/25/36	217	217,500
WAMU Asset-Backed Certificates, 0.34%, 5/25/47 (a)	613	610,649
Wheels SPV LLC, Series 2009-1, Class A, 1.79%, 3/15/18 (a)(b)	1,259	1,259,583
Total Asset-Backed Securities — 8.3%		210,301,796

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.8%
BE Aerospace, Inc.:
6.88%, 10/01/20	$1,900	$2,099,500
5.25%, 4/01/22 (c)	2,100	2,163,000
L-3 Communications Corp.:
3.95%, 11/15/16	1,250	1,327,556
4.75%, 7/15/20	900	959,954
4.95%, 2/15/21	600	648,874
Series B, 6.38%, 10/15/15	2,396	2,448,413
Lockheed Martin Corp.:
3.35%, 9/15/21	1,649	1,704,421
5.50%, 11/15/39	1,900	2,231,514
TransDigm, Inc., 7.75%, 12/15/18	2,200	2,414,500
United Technologies Corp., 3.10%, 6/01/22 (c)	5,250	5,501,275

		21,499,007
Air Freight & Logistics — 0.1%
FedEx Corp., 8.00%, 1/15/19	600	790,831
United Parcel Service, Inc., 4.88%, 11/15/40	400	477,594

		1,268,425
Beverages — 0.3%
Bottling Group LLC, 5.13%, 1/15/19	1,100	1,295,377
Diageo Finance BV, 3.25%, 1/15/15	2,000	2,117,510
Dr Pepper Snapple Group, Inc.:
2.35%, 12/21/12 (c)	1,000	1,007,757
2.90%, 1/15/16	1,250	1,308,986
Molson Coors Brewing Co., 3.50%, 5/01/22	1,200	1,232,142
PepsiCo, Inc., 4.88%, 11/01/40	1,000	1,166,792

		8,128,564
Biotechnology — 0.6%
Amgen, Inc.:
2.30%, 6/15/16	800	822,218
6.40%, 2/01/39	900	1,075,570
Biogen Idec, Inc., 6.88%, 3/01/18	7,528	9,187,510
Celgene Corp., 3.95%, 10/15/20	4,000	4,201,636
Genentech, Inc., 4.75%, 7/15/15	625	690,698

		15,977,632
Capital Markets — 0.8%
The Bear Stearns Cos., Inc., 6.40%, 10/02/17	2,500	2,882,955
The Bear Stearns Cos., Inc./JPMorgan Chase & Co., 5.70%, 11/15/14	800	865,672
Credit Suisse First Boston USA, Inc., 5.13%, 1/15/14	1,400	1,467,316
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	1,500	1,605,432
6.15%, 4/01/18	1,500	1,626,120
7.50%, 2/15/19	1,200	1,368,482
5.75%, 1/24/22	1,400	1,477,846
6.75%, 10/01/37	1,650	1,617,087
6.25%, 2/01/41	950	990,617
Merrill Lynch & Co., Inc., 6.88%, 4/25/18	550	615,415

202	See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Capital Markets (concluded)
Morgan Stanley:
2.88%, 7/28/14 (c)	$3,400	$3,367,605
6.00%, 4/28/15	1,400	1,447,188
6.25%, 8/28/17	1,500	1,548,287

		20,880,022
Chemicals — 0.2%
LyondellBasell Industries N.V., 6.00%, 11/15/21 (b)(c)	1,800	1,975,500
RPM International, Inc., 6.13%, 10/15/19	2,453	2,807,456
Valspar Corp., 4.20%, 1/15/22	300	314,581

		5,097,537
Commercial Banks — 0.7%
HSBC Bank USA NA, 5.88%, 11/01/34	1,700	1,770,728
HSBC Holdings Plc, 6.50%, 9/15/37	700	776,637
JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17	800	895,698
US Bancorp, 2.20%, 11/15/16	4,000	4,125,424
Wachovia Bank NA, 6.00%, 11/15/17	5,400	6,292,177
Wells Fargo & Co., 3.50%, 3/08/22	3,900	4,012,956

		17,873,620
Communications Equipment — 0.1%
Omnicom Group, Inc., 4.45%, 8/15/20	2,700	2,911,326
Consumer Finance — 0.4%
American Express Credit Co.:
2.75%, 9/15/15	2,600	2,713,071
8.13%, 5/20/19	4,800	6,391,695

		9,104,766
Containers & Packaging — 0.5%
Ball Corp., 5.00%, 3/15/22 (c)	2,100	2,184,000
Crown Americas LLC and Crown Americas Capital Corp. II, 7.63%, 5/15/17 (c)	3,900	4,212,000
Rock-Tenn Co.:
4.45%, 3/01/19 (b)	1,750	1,797,584
4.90%, 3/01/22 (b)	1,900	1,957,361
Sealed Air Corp., 6.88%, 7/15/33 (b)	1,500	1,440,000

		11,590,945
Diversified Financial Services — 1.8%
American Express Credit Corp., 2.38%, 3/24/17 (c)	3,000	3,074,796
Associates Corp. of North America, 6.95%, 11/01/18	1,500	1,691,265
Bank of America Corp.:
4.50%, 4/01/15	4,300	4,432,281
3.70%, 9/01/15	1,000	1,010,246
3.75%, 7/12/16	2,400	2,419,522
5.49%, 3/15/19	1,500	1,527,597
5.70%, 1/24/22	1,500	1,651,941
5.88%, 2/07/42	750	821,535
Citigroup, Inc.:
6.50%, 8/19/13	1,400	1,466,868
6.38%, 8/12/14	1,400	1,498,619
4.45%, 1/10/17	4,200	4,402,621
6.13%, 11/21/17	1,000	1,107,923

Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
8.50%, 5/22/19	$1,600	$1,976,050
8.13%, 7/15/39	400	533,798
5.88%, 1/30/42	350	382,258
General Electric Capital Corp.:
2.25%, 11/09/15	2,000	2,040,576
4.38%, 9/16/20	4,000	4,327,372
4.63%, 1/07/21	1,600	1,759,843
6.75%, 3/15/32	500	619,091
6.88%, 1/10/39	1,000	1,290,132
JPMorgan Chase & Co.:
3.45%, 3/01/16	3,300	3,420,387
3.15%, 7/05/16	1,100	1,131,244
5.60%, 7/15/41	1,000	1,133,640
SLM Corp., 6.00%, 1/25/17	2,600	2,685,868

		46,405,473
Diversified Telecommunication Services — 1.6%
AT&T, Inc.:
2.40%, 8/15/16 (c)	1,250	1,298,691
3.00%, 2/15/22	7,700	7,822,330
6.55%, 2/15/39	2,000	2,574,040
5.35%, 9/01/40	1,231	1,412,773
5.55%, 8/15/41	3,800	4,529,437
BellSouth Corp., 6.55%, 6/15/34	2,400	2,818,558
British Telecommunications Plc, 9.63%, 12/15/30	400	601,573
Embarq Corp., 8.00%, 6/01/36	1,000	1,044,595
Telefonica Emisiones SAU, 5.86%, 2/04/13 (c)	3,600	3,608,600
Verizon Communications, Inc.:
8.75%, 11/01/18	2,000	2,749,088
6.90%, 4/15/38	900	1,238,327
8.95%, 3/01/39	500	823,543
7.35%, 4/01/39	1,700	2,439,667
4.75%, 11/01/41	2,100	2,309,800
Windstream Corp., 7.88%, 11/01/17 (c)	5,350	5,831,500

		41,102,522
Electric Utilities — 1.6%
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,093,767
5.88%, 2/01/33	3,500	4,467,533
Duke Energy Corp.:
2.15%, 11/15/16	2,100	2,151,041
5.05%, 9/15/19	2,000	2,332,404
FirstEnergy Solutions Corp., 6.05%, 8/15/21	1,200	1,317,942
Ipalco Enterprises, Inc., 5.00%, 5/01/18	850	860,625
MidAmerican Energy Holdings Co., 5.75%, 4/01/18	6,550	7,769,374
Northern States Power Co., 5.25%, 7/15/35	2,500	3,006,782
Pacific Gas & Electric Co.:
5.63%, 11/30/17	1,500	1,799,147
3.25%, 9/15/21 (c)	2,900	3,038,669
PacifiCorp:
5.50%, 1/15/19	1,300	1,554,289
6.25%, 10/15/37	1,000	1,344,624
Progress Energy, Inc.:
4.88%, 12/01/19	3,100	3,558,719
4.40%, 1/15/21	3,700	4,113,667
3.15%, 4/01/22	950	958,710

203 See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Electric Utilities (concluded)
Southern Co. (The), 4.15%, 5/15/14	$900	$951,004

		40,318,297
Electrical Equipment — 0.1%
Roper Industries, Inc., 6.25%, 9/01/19	1,500	1,785,165
Electronic Equipment, Instruments & Components — 0.1%
Tyco Electronics Group SA, 6.55%, 10/01/17	2,900	3,462,058
Food & Staples Retailing — 0.1%
Wal-Mart Stores, Inc., 5.63%, 4/01/40	1,500	1,937,016
Food Products — 0.8%
ConAgra Foods, Inc., 7.13%, 10/01/26	2,400	3,004,706
General Mills, Inc., 5.65%, 2/15/19	1,400	1,689,894
Hershey Co. (The), 4.13%, 12/01/20	1,550	1,738,606
Kellogg Co.:
4.45%, 5/30/16	100	110,656
3.25%, 5/21/18	1,550	1,661,279
Kraft Foods, Inc., 5.38%, 2/10/20	3,600	4,260,078
Mead Johnson Nutrition Co., 4.90%, 11/01/19	4,500	5,118,345
Tyson Foods, Inc., 4.50%, 6/15/22	2,800	2,884,000

		20,467,564
Health Care Equipment & Supplies — 0.1%
Covidien International Finance SA, 4.20%, 6/15/20	1,700	1,879,931
Health Care Providers & Services — 1.1%
AmerisourceBergen Corp.:
4.88%, 11/15/19	900	1,029,212
3.50%, 11/15/21	6,250	6,543,256
Cardinal Health, Inc.:
4.63%, 12/15/20	4,300	4,817,767
3.20%, 6/15/22	1,600	1,620,389
DaVita, Inc., 6.38%, 11/01/18 (c)	3,550	3,665,375
Health Net, Inc., 6.38%, 6/01/17	2,300	2,351,750
Humana, Inc., 6.45%, 6/01/16	4,100	4,662,725
UnitedHealth Group, Inc., 4.70%, 2/15/21 (c)	3,100	3,573,451

		28,263,925
Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,400,303
4.88%, 7/15/40	1,600	1,892,859
Wyndham Worldwide Corp.:
6.00%, 12/01/16 (c)	24	26,697
5.75%, 2/01/18	3,400	3,780,324
4.25%, 3/01/22	1,550	1,560,759
Yum! Brands, Inc.:
4.25%, 9/15/15	2,000	2,165,412
6.25%, 3/15/18	2,500	2,962,378
5.30%, 9/15/19	2,241	2,575,337
6.88%, 11/15/37	2,100	2,781,202

		19,145,271

Corporate Bonds	Par (000)	Value
Household Durables — 0.0%
Tupperware Brands Corp., 4.75%, 6/01/21	$900	$932,366
Household Products — 0.0%
Kimberly-Clark Corp., 2.40%, 3/01/22	1,250	1,249,974
Independent Power Producers & Energy Traders — 0.3%
Constellation Energy Group, Inc., 5.15%, 12/01/20 (c)	3,200	3,542,211
Exelon Generation Co. LLC, 5.75%, 10/01/41	500	520,487
PSEG Power LLC, 4.15%, 9/15/21	1,150	1,193,608
Southern Power Co., 5.15%, 9/15/41	1,000	1,086,614

		6,342,920
Industrial Conglomerates — 0.4%
Tyco International Finance SA, 8.50%, 1/15/19	8,000	10,955,464
Insurance — 0.6%
The Allstate Corp., 5.20%, 1/15/42	1,500	1,684,658
American International Group, Inc., 6.40%, 12/15/20	1,200	1,357,772
American International Group, Inc., 8.18%, 5/15/68 (a)	500	542,500
Berkshire Hathaway, Inc., 1.90%, 1/31/17	2,400	2,447,467
Markel Corp., 5.35%, 6/01/21 (c)	1,300	1,369,557
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15	400	443,636
9.25%, 4/15/19	200	265,137
4.80%, 7/15/21	1,600	1,742,195
Protective Life Corp., 8.45%, 10/15/39	300	361,124
Willis Group Holdings Plc, 4.13%, 3/15/16	2,600	2,718,071
XL Group Ltd., 5.75%, 10/01/21	1,400	1,548,830

		14,480,947
Internet & Catalog Retail — 0.1%
Export-Import Bank of Korea, 4.00%, 1/29/21	1,446	1,492,595
Internet Software & Services — 0.1%
Digital Realty Trust LP, 5.88%, 2/01/20	2,800	3,084,250
IT Services — 0.5%
International Business Machines Corp.:
2.00%, 1/05/16	8,600	8,879,741
7.63%, 10/15/18	2,050	2,731,178
5.60%, 11/30/39	88	114,696
4.00%, 6/20/42	1,746	1,825,097

		13,550,712
Leisure Equipment & Products — 0.1%
Mattel, Inc.:
2.50%, 11/01/16	750	770,435
5.45%, 11/01/41	1,800	1,967,481

		2,737,916
Life Sciences Tools & Services — 0.2%
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	3,100	3,251,897
Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	1,600	1,685,974

		4,937,871

204	See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Machinery — 0.3%
Case New Holland, Inc., 7.75%, 9/01/13	$3,191	$3,390,437
Danaher Corp., 2.30%, 6/23/16	450	469,813
Dover Corp., 4.30%, 3/01/21	2,400	2,746,349

		6,606,599
Media — 1.1%
CBS Corp., 5.90%, 10/15/40	2,200	2,470,030
Comcast Corp.:
5.70%, 5/15/18	2,450	2,889,368
3.13%, 7/15/22	2,550	2,561,998
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42 (c)	1,100	1,107,094
Discovery Communications LLC, 4.95%, 5/15/42 (c)	2,500	2,609,102
DISH DBS Corp.:
4.63%, 7/15/17 (b)	800	801,000
7.88%, 9/01/19 (c)	2,700	3,111,750
6.75%, 6/01/21	1,200	1,296,000
NBCUniversal Media LLC, 6.40%, 4/30/40	500	610,843
News America, Inc., 4.50%, 2/15/21 (c)	2,500	2,740,880
Scripps Networks Interactive, Inc., 2.70%, 12/15/16	2,300	2,372,984
Time Warner, Inc., 8.25%, 4/01/19	2,350	3,070,740
Viacom, Inc., 4.38%, 9/15/14	1,300	1,391,572

		27,033,361
Metals & Mining — 0.1%
Xstrata Canada Corp., 6.20%, 6/15/35	1,000	1,017,559
Xstrata Canada Financial Corp., 6.00%, 11/15/41 (b)	650	649,318

		1,666,877
Multi-Utilities — 0.4%
Consolidated Edison Co. of New York, Inc., 4.20%, 3/15/42 (c)	2,400	2,557,908
Dominion Resources, Inc.:
6.40%, 6/15/18	4,050	4,949,696
4.45%, 3/15/21	2,100	2,388,252
SCANA Corp., 4.13%, 2/01/22	500	504,520

		10,400,376
Multiline Retail — 0.1%
Nordstrom, Inc.:
4.00%, 10/15/21 (c)	1,200	1,316,168
7.00%, 1/15/38	600	834,678

		2,150,846
Oil, Gas & Consumable Fuels — 2.6%
BP Capital Markets Plc:
3.13%, 10/01/15	700	744,191
3.20%, 3/11/16	1,500	1,595,412
3.56%, 11/01/21	1,900	2,011,454
Buckeye Partners LP, 4.88%, 2/01/21	550	546,747
ConocoPhillips, 6.50%, 2/01/39	4,500	6,231,627
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	500	591,038
Encana Corp., 6.50%, 5/15/19	400	476,373

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Energy Transfer Partners LP:
9.70%, 3/15/19	$842	$1,079,631
9.00%, 4/15/19	373	465,868
Enterprise Products Operating LLC:
5.20%, 9/01/20	500	572,034
5.75%, 3/01/35	1,500	1,658,541
5.95%, 2/01/41	900	1,017,773
Husky Energy, Inc.:
3.95%, 4/15/22	5,300	5,403,143
6.80%, 9/15/37	1,000	1,228,530
Kinder Morgan Energy Partners LP, 3.95%, 9/01/22	4,400	4,457,693
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19 (b)	300	297,000
6.25%, 11/01/19 (b)	3,200	3,136,000
8.63%, 4/15/20 (c)	3,200	3,448,000
7.75%, 2/01/21	250	261,250
Marathon Petroleum Corp., 6.50%, 3/01/41	1,830	2,079,718
ONEOK Partners LP, 6.85%, 10/15/37	1,300	1,548,624
Petrobras International Finance Co.,
5.38%, 1/27/21	2,200	2,371,096
6.75%, 1/27/41	500	586,492
Petroleos Mexicanos:
5.50%, 1/21/21	1,100	1,243,000
4.88%, 1/24/22 (b)	2,600	2,808,000
Petronas Capital Ltd., 5.25%, 8/12/19	2,200	2,528,125
Phillips 66, 4.30%, 4/01/22 (b)	3,700	3,892,278
Pioneer Natural Resources Co., 3.95%, 7/15/22	300	300,726
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19	600	791,363
6.70%, 5/15/36	1,000	1,169,108
5.15%, 6/01/42	700	739,710
TransCanada PipeLines Ltd.:
6.50%, 8/15/18	2,850	3,543,220
3.80%, 10/01/20	4,200	4,623,868
Williams Partners LP:
3.80%, 2/15/15	800	841,586
4.00%, 11/15/21 (c)	1,150	1,194,590

		65,483,809
Paper & Forest Products — 0.3%
Domtar Corp.:
10.75%, 6/01/17	1,500	1,927,446
4.40%, 4/01/22	4,400	4,310,887
International Paper Co., 9.38%, 5/15/19	1,600	2,147,945

		8,386,278
Pharmaceuticals — 0.9%
Abbott Laboratories:
4.13%, 5/27/20	2,000	2,263,634
5.30%, 5/27/40	1,400	1,710,404
AstraZeneca Plc, 6.45%, 9/15/37	2,500	3,384,918
Eli Lilly & Co., 5.55%, 3/15/37	1,700	2,181,158
GlaxoSmithKline Capital Plc, 2.85%, 5/08/22	4,500	4,577,431
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18	1,200	1,450,596
6.38%, 5/15/38	500	687,534

205 See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Pharmaceuticals (concluded)
Pfizer, Inc., 6.20%, 3/15/19	$1,500	$1,880,025
Sanofi-Aventis SA, 2.63%, 3/29/16	2,400	2,518,094
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	2,800	2,944,978

		23,598,772
Professional Services — 0.0%
Dun & Bradstreet Corp. (The), 2.88%, 11/15/15	600	616,897
Real Estate — 0.1%
Simon Property Group LP, 4.75%, 3/15/42	1,900	1,900,766
Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.:
4.63%, 4/01/15	4,000	4,233,988
4.70%, 3/15/22 (c)	4,400	4,516,974
Health Care REIT, Inc., 5.25%, 1/15/22	2,000	2,121,528
Hospitality Properties Trust, 6.70%, 1/15/18	1,400	1,532,514
Simon Property Group LP, 5.65%, 2/01/20	1,000	1,166,498

		13,571,502
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC, 5.40%, 6/01/41	2,700	3,087,334
CSX Corp., 5.75%, 3/15/13	2,600	2,686,765
Norfolk Southern Corp., 5.75%, 1/15/16	1,100	1,265,738
Union Pacific Corp., 6.13%, 2/15/20	1,300	1,605,445

		8,645,282
Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp., 3.30%, 10/01/21	2,100	2,244,936
Software — 0.2%
BMC Software, Inc., 4.25%, 2/15/22	700	700,520
Oracle Corp.:
5.25%, 1/15/16	1,500	1,719,810
5.75%, 4/15/18	550	667,312
5.38%, 7/15/40	800	980,184

		4,067,826
Specialty Retail — 1.5%
Advance Auto Parts, Inc., 4.50%, 1/15/22	3,100	3,246,177
AutoZone, Inc.:
4.00%, 11/15/20	6,600	7,054,437
3.70%, 4/15/22	600	617,997
The Gap, Inc., 5.95%, 4/12/21	2,135	2,212,945
The Home Depot Inc., 5.88%, 12/16/36	2,500	3,200,558
Limited Brands, Inc.:
6.90%, 7/15/17	2,167	2,405,370
8.50%, 6/15/19	4,000	4,700,000
Macy’s Retail Holdings, Inc.:
7.45%, 7/15/17	1,000	1,217,654
3.88%, 1/15/22 (c)	1,950	2,050,177

Corporate Bonds	Par (000)	Value
Specialty Retail (concluded)
McDonald’s Corp., 3.70%, 2/15/42	$1,800	$1,791,270
O’Reilly Automotive, Inc., 4.63%, 9/15/21	5,300	5,538,839
The Sherwin-Williams Co., 3.13%, 12/15/14	3,300	3,463,505

		37,498,929
Tobacco — 0.8%
Altria Group, Inc.:
9.70%, 11/10/18	2,750	3,805,362
9.25%, 8/06/19	1,100	1,528,216
9.95%, 11/10/38	200	318,013
Lorillard Tobacco Co., 3.50%, 8/04/16	1,200	1,250,954
Philip Morris International, Inc.:
4.88%, 5/16/13	2,200	2,281,565
5.65%, 5/16/18	4,300	5,193,063
2.90%, 11/15/21	2,700	2,780,479
6.38%, 5/16/38	1,500	2,006,661

		19,164,313
Transportation Infrastructure — 0.0%
Canadian Pacific Railway Co., 7.13%, 10/15/31	1,000	1,262,737
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 5.00%, 3/30/20	800	908,515
American Tower Corp.:
4.50%, 1/15/18	2,100	2,219,729
5.05%, 9/01/20	2,300	2,415,862
Vodafone Group Plc:
2.88%, 3/16/16 (c)	1,800	1,893,919
5.63%, 2/27/17	950	1,111,603

		8,549,628
Total Corporate Bonds — 24.5%		621,713,815
Foreign Agency Obligations
Brazilian Government International Bond, 5.63%, 1/07/41	1,500	1,839,750
Colombia Government International Bond:
4.38%, 7/12/21 (c)	2,000	2,246,000
7.38%, 9/18/37	800	1,181,600
Covidien International Finance SA, 3.20%, 6/15/22	2,600	2,680,524
Mexico Government International Bond:
6.05%, 1/11/40	1,300	1,677,000
4.75%, 3/08/44	5,800	6,249,500
Panama Government International Bond, 6.70%, 1/26/36	800	1,080,000
Peruvian Government International Bond, 7.13%, 3/30/19	3,000	3,855,000
South Africa Government International Bond, 5.50%, 3/09/20	2,000	2,305,000
Total Foreign Agency Obligations — 0.9%		23,114,374
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.7%
Arkle Master Issuer PLC, 1.87%, 5/17/60 (b)	8,155	8,191,820
Banc of America Funding Corp.:
Series 2005-6, Class 1A5, 5.50%, 10/25/35	894	899,268
Series 2005-8, Class 4A27, 5.75%, 1/25/36	663	667,543
Citicorp Mortgage Securities, Inc.:
Series 2006-1, Class 2A1, 5.00%, 2/25/21	710	719,437

206	See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Series 2007-3, Class 1A7, 6.00%, 4/25/37	$98		$97,644
Countrywide Alternative Loan Trust:
Series 2005-51, Class 1A2A, 0.53%, 11/20/35 (a)	1,093		1,066,522
Series 2006-HY12, Class A1, 5.48%, 8/25/36 (a)	477		479,757
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 4A3, 3.43%, 6/19/35 (a)	1,765		1,772,536
Greenpoint Mortgage Funding Trust:
Series 2006-AR4, Class A1A, 1.00%, 9/25/46 (a)	—	(d)	17
Series 2006-AR5, Class A1A, 0.33%, 10/25/46 (a)	—	(d)	313
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A2, 2.71%, 1/25/36 (a)	2,198		2,158,451
Holmes Master Issuer PLC:
0.57%, 7/15/30 (a)	9,700		9,687,438
1.87%, 10/15/54 (b)	8,230		8,268,977
Series 2007-2A, Class 4A, 0.57%, 7/15/20 (a)	7,200		7,199,273
HSI Asset Securitization Corp. Trust, Series 2005, Class 2A4, 0.64%, 8/25/35 (a)	1,048		984,889
Permanent Master Issuer PLC:
1.87%, 7/15/42 (b)	8,500		8,543,622
Series 2010-1A, Class 1A, 1.62%, 7/15/42	9,776		9,795,317
Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	579		581,664
Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A3, 0.46%, 6/25/47 (a)	6,243		6,242,242
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-11, Class 1A13, 4.75%, 10/25/18	567		583,901
Series 2005-7, Class A3, 5.25%, 9/25/35	478		478,255

			68,418,886
Commercial Mortgage-Backed Securities — 0.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2003-1, Class A2, 4.65%, 9/11/36	585		593,103
Series 2004-6, Class A3, 4.51%, 12/10/42	483		487,269
Bear Stearns Commercial Mortgage Securities, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	2,254		2,258,993
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3, 6.13%, 4/15/37	46		45,934
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2, 5.42%, 12/10/49	1,412		1,410,382
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2, 5.30%, 11/15/38	3,503		3,561,350
Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.44%, 2/12/39 (a)	178		178,188

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A3, 4.89%, 2/12/42	$345	$346,412
Morgan Stanley Dean Witter Capital I, Series 2002-IQ3, Class A4, 5.08%, 9/15/37	1,177	1,185,299

		10,066,930
Total Non-Agency Mortgage-Backed Securities — 3.1%		78,485,816
Preferred Securities
Capital Trusts
Insurance — 0.2%
Chubb Corp. (The):
6.00%, 5/11/37	800	1,027,042
6.38%, 3/29/67 (a)	2,550	2,632,875

		3,659,917
Total Capital Trusts — 0.2%		3,659,917
	Shares
Trust Preferred — 0.1%
Diversified Financial Services — 0.1%
JPMorgan Chase Capital XXVII, 7.00%, 11/01/39	3,500	3,500,000
Total Preferred Securities — 0.3%		7,159,917
Preferred Stocks
Diversified Telecommunication Services — 0.2%
Qwest Corp., 7.38%	196	5,188,120
Total Preferred Stocks — 0.2%		5,188,120
Taxable Municipal Bonds	Par (000)
Chicago, Illinois Waterworks Revenue, 6.74%, 11/01/40	$150	200,294
Massachusetts State Transportation Fund Revenue, 5.73%, 6/01/40	150	199,889
New Jersey State Turnpike Authority Revenue, 7.10%, 1/01/41	700	988,029
New York City Transitional Finance Authority Revenue, 5.57%, 11/01/38	450	546,147
Orange County Local Transportation Authority Sales Tax Revenue, 6.91%, 2/15/41	450	628,114
Port Authority of New York & New Jersey Revenue, 5.65%, 11/01/40	800	971,000
San Diego County Regional Transportation Commission Revenue, 5.91%, 4/01/48	600	795,306
San Francisco City & County Public Utilities Commission Revenue, 6.95%, 11/01/50	900	1,264,464
State of California:
7.55%, 4/01/39	400	518,192
7.63%, 3/01/40	1,150	1,485,305
7.60%, 11/01/40	250	322,742
State of Mississippi, 5.25%, 11/01/34	600	714,462
University of Missouri System Facilities Revenue, 5.79%, 11/01/41	300	396,108
Total Taxable Municipal Bonds — 0.4%		9,030,052

207 See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

(Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations — 0.9%
Fannie Mae REMICS:
Series 2007-54, Class PF, 0.47%, 6/25/37 (a)	$5,159	$5,153,334
Series 2010-35, Class EF, 0.80%, 4/25/40 (a)	5,989	6,008,840
Series 2010-89, Class CF, 0.70%, 2/25/38 (a)	5,325	5,334,864
Freddie Mac Mortgage Backed Securities:
Series 3667, Class FW, 0.79%, 2/15/38 (a)	3,707	3,719,832
Series 3807, Class FN, 0.74%, 2/15/41 (a)	3,519	3,528,309

		23,745,179
Mortgage-Backed Securities — 159.8%
Fannie Mae Mortgage Backed Securities:
2.34%, 5/01/33 (a)	3,515	3,730,633
2.35%, 8/01/33	2,703	2,865,483
2.46%, 2/01/42 (a)	44	45,631
2.48%, 1/01/36 (a)	1,620	1,723,292
2.51%, 1/01/35 (a)	1,541	1,634,482
2.75%, 8/01/41 (a)	3,501	3,649,449
2.81%, 1/01/42 (a)	1,003	1,047,008
3.00%, 2/01/26 — 7/01/42 (e)	256,417	263,324,973
3.30%, 9/01/41 (a)	2,037	2,141,693
3.36%, 4/01/40 (a)	488	512,347
3.50%, 2/01/26 — 7/01/42 (e)	1,448,230	1,522,428,998
3.60%, 5/01/40 (a)	3,251	3,425,982
4.00%, 8/01/25 — 7/01/42 (e)	551,764	587,519,506
4.50%, 10/01/24 — 7/01/42 (e)	534,173	573,130,913
5.00%, 1/01/18 — 7/01/42 (e)	354,357	383,743,817
5.50%, 9/01/19 — 7/01/42 (e)	102,497	112,099,678
6.00%, 11/01/22 — 7/01/42 (e)	146,495	161,257,480
6.50%, 12/01/30 — 12/01/32	15,140	17,403,891
Freddie Mac Mortgage Backed Securities:
2.22%, 10/01/33 (a)	1,541	1,594,762
2.65%, 1/01/42 (a)	50	51,883
2.88%, 11/01/36 (a)	1,683	1,759,284
3.00%, 1/01/27 — 7/01/27 (e)	10,832	11,333,489
3.26%, 8/01/41 (a)	2,397	2,512,837
3.34%, 2/01/40 (a)	3,300	3,463,975
3.34%, 7/01/41 (a)	1,390	1,461,764
3.50%, 12/01/25 — 7/01/42 (e)	20,818	21,936,823
4.00%, 3/01/26 — 4/01/42 (e)	38,703	41,081,140
4.50%, 8/01/20 — 7/01/42 (e)	49,504	52,909,875
4.58%, 4/01/38 (a)	3,485	3,719,535
5.00%, 10/01/20 — 7/01/42 (e)	34,076	36,713,188
5.50%, 12/01/27 — 7/01/42 (e)	23,706	25,839,985
6.00%, 12/01/28 — 1/01/38	18,580	20,495,580
6.50%, 5/01/21 — 1/01/36	3,602	4,094,096
Ginnie Mae Mortgage Backed Securities:
3.50%, 12/15/40 — 7/01/42 (e)	17,934	19,173,781
4.00%, 9/15/40 — 7/01/42 (e)	31,300	34,295,957
4.50%, 3/15/39 — 7/01/42 (e)	50,861	56,047,671
5.00%, 9/15/39 — 5/20/41	40,566	45,005,209
5.50%, 6/15/34 — 11/20/39	14,464	16,073,114
6.00%, 9/20/38 — 7/01/42 (e)	8,235	9,238,550

		4,050,487,754
Total US Government Sponsored Agency Securities — 160.7%		4,074,232,933
US Treasury Obligations
US Treasury Bonds:
6.38%, 8/15/27 (c)	24,068	37,068,475
6.25%, 5/15/30 (c)	27,228	42,977,394
5.00%, 5/15/37 (c)	23,800	34,346,375
4.38%, 5/15/40 (c)(f)	23,100	30,784,354
3.88%, 8/15/40	20,650	25,422,091

US Treasury Obligations	Par (000)	Value
4.25%, 11/15/40	$4,640	$6,069,700
4.38%, 5/15/41	4,931	6,585,967
US Treasury Notes:
1.25%, 2/15/14	61,000	61,912,621
1.75%, 3/31/14 (c)	33,000	33,814,704
2.63%, 12/31/14 (c)	61,990	65,462,432
2.75%, 12/31/17 (c)	26,500	29,201,754
1.75%, 10/31/18	1,041	1,089,227
Total US Treasury Obligations — 14.8%		374,735,094
Total Long-Term Investments (Cost — $5,287,558,459) — 213.2%		5,403,961,917
Short-Term Securities	Shares
Money Market Funds — 27.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (g)(h)(i)	649,781,401	649,781,401
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (g)(h)(i)	51,948,605	51,948,605

		701,730,006
Total Short-Term Securities (Cost — $701,730,006) — 27.6%		701,730,006
Total Investments Before TBA Sale Commitments (Cost — $5,981,138,465*) — 240.8%		6,105,691,923

TBA Sale Commitments (e)	Par (000)
Fannie Mae Mortgage Backed Securities:
3.00%, 2/01/26 — 7/01/42	$333,400	(341,891,281)
3.50%, 2/01/26 — 7/01/42	1,453,200	(1,527,449,438)
4.00%, 8/01/25 — 7/01/42	735,200	(782,413,625)
4.50%, 10/01/24 — 7/01/42	509,500	(546,518,359)
5.00%, 1/01/18 — 7/01/42	328,300	(355,282,156)
5.50%, 9/01/19 — 7/01/42	74,000	(80,685,938)
6.00%, 11/01/22 — 7/01/42	148,400	(163,077,688)
Ginnie Mae Mortgage Backed Securities:
5.00%, 9/15/39 — 5/20/41	8,000	(8,802,500)
Total TBA Sale Commitments (Proceeds — $3,806,959,788) — (150.1)%		(3,806,120,985)
Total Investments, Net of TBA Sale Commitments — 90.7%		2,299,570,938
Other Assets, Less Liabilities — 9.3%		235,919,090

Net Assets — 100.0%		$2,535,490,028

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,983,106,793

Gross unrealized appreciation	$118,177,688
Gross unrealized depreciation	(3,742,558)

Net unrealized appreciation	$114,435,130

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security, or a portion of security, is on loan.
(d)	Amount is less than $500.

208	See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

(Percentages shown are based on Net Assets)

(e)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2012 were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$(112,936,859)	$6,727
Barclays Plc	$44,719,203	$(243,829)
BNP Paribas SA	$104,658,984	$172,796
Citigroup Inc.	$115,738,211	$294,095
Credit Suisse Group AG	$(342,077,813)	$15,767
Deutsche Bank AG	$(501,728,258)	$(1,292)
Goldman Sachs Group, Inc.	$(153,825,688)	$(236,051)
JPMorgan Chase & Co.	$163,973,813	$(158,671)
Morgan Stanley	$(64,244,867)	$139,160
Nomura Trust and Banking Co., Ltd.	$4,966,438	$18,357
R.B.C. Dominion Securities	$21,555,188	$139,594
Royal Bank of Scotland Group Plc	$346,199,188	$259,543
UBS AG	$(26,399,008)	$(22,505)
Wells Fargo & Co.	$(13,778,188)	$(26,525)

(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(g)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at June 30, 2012	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	559,553,070	90,228,331	649,781,401	$664,203
BlackRock Cash Funds: Prime, SL Agency Shares	36,989,307	14,959,298	51,948,605	$21,498

(h)	Represents the current yield as of report date.

(i)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
1,800	2-Year US Treasury Note	Chicago Mercantile	September 2012	$396,337,500	$(57,378)
2,299	5-Year US Treasury Note	Chicago Mercantile	September 2012	$285,004,156	(70,668)
553	10-Year Australian Bond Future	Australian Securities	September 2012	$69,378,141	102,457
2,270	10-Year US Treasury Note	Chicago Mercantile	September 2012	$302,761,250	(570,143)
403	Euro BOBL	Eurex	September 2012	$50,733,670	(136,990)
38	10-Year Japanese Yen Future	Chicago Mercantile	September 2012	$5,460,220,000	2,823,466
180	U.K. Long Gilt Bond	NYSE Liffe	September 2012	$21,439,800	(71,280)
5	Ultra Long-Term US Treasury Bond	Chicago Mercantile	September 2012	$834,219	185
Total					$2,019,649

•	Financial futures contracts sold as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
219	10-Year Canada Bond Future	Chicago Mercantile	September 2012	$30,320,550	$(36,609)
145	30-Year US Treasury Bond	Chicago Mercantile	September 2012	$21,455,469	199,404
99	Euro-Bund Future	Eurex	September 2012	$13,949,100	85,138
18	Euro BUXL Future	Eurex	September 2012	$2,356,920	(16,053)
736	Euro-Schatz Future	Eurex	September 2012	$81,324,320	10,336
Total					$242,216

209 See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

(Percentages shown are based on Net Assets)

•	Foreign currency exchange contracts as of June 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	5,109,000	USD	5,081,922	Credit Suisse Group AG	7/11/12	$151,082
AUD	13,201,000	USD	12,981,480	HSBC Holdings Plc	7/11/12	539,930
AUD	4,941,000	USD	4,910,583	JPMorgan Chase & Co.	7/11/12	150,343
AUD	8,104,000	USD	7,780,780	Royal Bank of Scotland Group PLC	7/11/12	519,918
AUD	7,291,000	USD	7,420,269	Westpac Banking Corp.	7/11/12	47,696
CAD	29,613,000	USD	28,958,265	Credit Suisse Group AG	7/11/12	84,678
CAD	9,296,000	USD	9,051,927	HSBC Holdings Plc	7/11/12	65,123
CAD	4,785,000	USD	4,591,981	JPMorgan Chase & Co.	7/11/12	100,907
CAD	6,108,000	USD	5,937,937	UBS AG	7/11/12	52,482
CAD	571,000	USD	556,334	Westpac Banking Corp.	7/11/12	3,674
CHF	16,450,000	USD	17,176,300	Citigroup Inc.	7/11/12	206,791
CHF	6,123,000	USD	6,401,992	Credit Suisse Group AG	7/11/12	68,321
CHF	3,872,000	USD	4,036,941	HSBC Holdings Plc	7/11/12	54,689
EUR	1,160,000	USD	1,456,612	Credit Suisse Group AG	7/11/12	15,579
EUR	15,936,000	USD	19,895,942	HSBC Holdings Plc	7/11/12	328,914
EUR	398,000	USD	498,382	JPMorgan Chase & Co.	7/11/12	6,732
EUR	42,565,000	USD	53,236,300	UBS AG	7/11/12	784,219
GBP	5,281,000	USD	8,231,283	Deutsche Bank AG	7/11/12	51,553
GBP	12,952,000	USD	20,286,069	HSBC Holdings Plc	7/11/12	28,132
GBP	34,013,000	USD	53,076,993	UBS AG	7/11/12	269,742
GBP	4,409,000	USD	6,889,843	Westpac Banking Corp.	7/11/12	25,329
JPY	289,000,000	USD	3,656,367	HSBC Holdings Plc	7/11/12	(33,945)
JPY	785,000,000	USD	9,937,149	JPMorgan Chase & Co.	7/11/12	(97,699)
JPY	206,500,000	USD	2,607,883	UBS AG	7/11/12	(19,543)
NOK	59,780,000	USD	9,992,142	Deutsche Bank AG	7/11/12	61,416
NOK	11,824,000	USD	1,982,156	HSBC Holdings Plc	7/11/12	6,356
NOK	108,469,000	USD	18,301,317	UBS AG	7/11/12	(59,439)
NZD	21,072,000	USD	16,447,792	HSBC Holdings Plc	7/11/12	479,841
NZD	23,453,000	USD	18,596,111	JPMorgan Chase & Co.	7/11/12	244,236
NZD	10,114,000	USD	7,792,512	UBS AG	7/11/12	332,302
NZD	650,000	USD	518,044	Westpac Banking Corp.	7/11/12	4,116
SEK	174,212,000	USD	24,871,291	Deutsche Bank AG	7/11/12	360,565
SEK	179,867,000	USD	25,496,116	HSBC Holdings Plc	7/11/12	554,778
SEK	34,601,000	USD	4,964,877	JPMorgan Chase & Co.	7/11/12	46,531
USD	21,533,724	AUD	21,748,000	Credit Suisse Group AG	7/11/12	(742,136)
USD	20,074,322	AUD	20,312,000	HSBC Holdings Plc	7/11/12	(730,685)
USD	13,996,676	AUD	13,917,000	JPMorgan Chase & Co.	7/11/12	(258,112)
USD	14,612,104	AUD	14,577,000	UBS AG	7/11/12	(318,704)
USD	4,286,212	AUD	4,261,000	Westpac Banking Corp.	7/11/12	(78,209)
USD	2,890,523	CAD	2,962,000	Credit Suisse Group AG	7/11/12	(14,458)
USD	9,388,720	CAD	9,634,000	Royal Bank of Canada	7/11/12	(59,824)
USD	4,985,784	CAD	5,132,000	UBS AG	7/11/12	(47,423)
USD	10,240,166	CHF	9,776,000	JPMorgan Chase & Co.	7/11/12	(90,356)
USD	28,863,992	CHF	27,754,000	UBS AG	7/11/12	(464,293)
USD	3,939,272	CHF	3,767,000	Westpac Banking Corp.	7/11/12	(41,403)
USD	40,724,041	EUR	32,501,000	Deutsche Bank AG	7/11/12	(523,953)
USD	10,134,945	EUR	8,114,000	HSBC Holdings Plc	7/11/12	(162,775)
USD	1,467,145	EUR	1,174,000	JPMorgan Chase & Co.	7/11/12	(22,813)
USD	20,675,804	EUR	16,447,000	UBS AG	7/11/12	(197,577)
USD	11,177,279	EUR	8,952,000	Westpac Banking Corp.	7/11/12	(183,973)
USD	14,466,861	GBP	9,247,000	HSBC Holdings Plc	7/11/12	(36,336)
USD	58,777,859	GBP	37,817,000	UBS AG	7/11/12	(535,153)
USD	9,066,707	JPY	719,200,000	Credit Suisse Group AG	7/11/12	52,016
USD	1,557,756	JPY	124,400,000	HSBC Holdings Plc	7/11/12	(1,517)
USD	28,320,037	JPY	2,246,100,000	JPMorgan Chase & Co.	7/11/12	166,674
USD	15,801,523	JPY	1,257,200,000	UBS AG	7/11/12	43,361
USD	5,920,518	JPY	471,700,000	Westpac Banking Corp.	7/11/12	8,074
USD	1,508,077	NOK	9,058,000	HSBC Holdings Plc	7/11/12	(15,260)
USD	15,482,682	NOK	93,058,000	JPMorgan Chase & Co.	7/11/12	(167,435)
USD	1,479,762	NOK	8,820,000	UBS AG	7/11/12	(3,549)
USD	5,027,346	NZD	6,598,000	Credit Suisse Group AG	7/11/12	(272,982)
USD	8,904,029	NZD	11,742,000	HSBC Holdings Plc	7/11/12	(528,596)
USD	15,589,292	NZD	19,891,000	JPMorgan Chase & Co.	7/11/12	(389,615)
USD	1,453,592	NZD	1,916,000	UBS AG	7/11/12	(85,575)
USD	14,078,647	SEK	100,878,000	Deutsche Bank AG	7/11/12	(531,937)
USD	6,518,034	SEK	45,524,000	HSBC Holdings Plc	7/11/12	(75,398)
USD	4,503,147	SEK	31,874,000	Westpac Banking Corp.	7/11/12	(113,298)
Total						$(987,871)

210	See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

(Percentages shown are based on Net Assets)

•	Credit default swaps on single-name issues - sold protection outstanding as of June 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
General Electric Capital Corp.	3.25%	Deutsche Bank AG	12/20/13	AA+	USD 4,000	$138,453

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Master Portfolio may pay should a negative event take place as defined under the terms of agreement.

•	Credit default swaps on traded indexes — sold protection outstanding as of June 30, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[3]	Notional Amount (000)[4]	Unrealized Depreciation
Dow Jones CDX North America Investment Grade Index Series 17	1.00%	Deutsche Bank AG	12/20/16	BBB+	USD 62,500	$(256,832)
Dow Jones CDX North America Investment Grade Index Series 18	1.00%	BNP Paribas SA	6/20/17	BBB+	USD 80,000	(694,252)
iTraxx — Europe Sub Financial Index Series 17	5.00%	BNP Paribas SA	6/20/17	CCC+	EUR 22,065	(2,099,037)
iTraxx — Europe Sub Financial Index Series 17	5.00%	BNP Paribas SA	6/20/17	CCC+	EUR 22,695	(2,158,968)
iTraxx — Europe Sub Financial Index Series 17	5.00%	Deutsche Bank AG	6/20/17	CCC+	EUR 12,020	(1,143,459)
Total						$(6,352,548)

[3]	Using S&P’s rating of the underlying securities.

[4]	The maximum potential amount the Master Portfolio may pay should a negative event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of June 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
0.59%[5]	3-month LIBOR	Royal Bank of Scotland Group Plc	3/15/14	USD	148,400	$(150,299)
1.50%[5]	3-month LIBOR	Deutsche Bank AG	5/15/19	USD	80,960	(708,224)
0.59%[5]	6-month LIBOR	Deutsche Bank AG	9/20/19	JPY	4,248,000	(72,520)
1.55%[6]	6-month EURIBOR	Deutsche Bank AG	7/4/21	EUR	25,630	(959,283)
1.71%[6]	6-month EURIBOR	Deutsche Bank AG	7/4/21	EUR	4,100	(86,936)
1.79%[6]	6-month EURIBOR	Deutsche Bank AG	7/4/21	EUR	4,100	(52,656)
2.09%[5]	6-month LIBOR	Royal Bank of Scotland Group Plc	9/7/21	GBP	13,380	(121,392)
Total						$(2,151,310)

[5]	Master Portfolio pays a fixed rate and receives a floating rate.

[6]	Master Portfolio pays a floating rate and receives a fixed rate.

•	Total return swaps outstanding as of June 30, 2012 were as follows:

Reference Entity	Master Portfolio Pays/Receives the Total Return of the Reference Entity	Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Change in Return of the Consumer Price Index for All Urban Consumers	Pays	2.85%[7]	Royal Bank of Scotland Group Plc	6/12/22	$23,300	$7,515

[7]	Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

211 See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2012 (Unaudited)

(Percentages shown are based on Net Assets)

The following tables summarize the investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$210,301,796	—	$210,301,796
Corporate Bonds	—	621,713,815	—	621,713,815
Foreign Agency Obligations	—	23,114,374	—	23,114,374
Non-Agency Mortgage-Backed Securities	—	78,485,816	—	78,485,816
Preferred Securities	$5,188,120	7,159,917	—	12,348,037
Taxable Municipal Bonds	—	9,030,052	—	9,030,052
U.S. Government Sponsored Agency Securities	—	4,074,232,933	—	4,074,232,933
U.S. Treasury Obligations	—	374,735,094	—	374,735,094
Short-Term Securities:
Money Market Funds	701,730,006	—	—	701,730,006
Liabilities:
TBA Sale Commitments	—	(3,806,120,985)	—	(3,806,120,985)

Total	$706,918,126	$1,592,652,812	$—	$2,299,570,938

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$138,453	—	$138,453
Foreign currency transactions	—	5,916,100	—	5,916,100
Interest rate contracts	$3,220,986	—	—	3,220,986
Other contracts	—	7,515	—	7,515
Liabilities:
Credit contracts	—	(6,352,548)	—	(6,352,548)
Foreign currency transactions	—	(6,903,971)	—	(6,903,971)
Interest rate contracts	(959,121)	(2,151,310)	—	(3,110,431)

Total	$2,261,865	$(9,345,761)	$—	$(7,083,896)

[1]

Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount which approximates fair value for financial statement purposes. As of June 30, 2012, such assets and liabilities would categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign Currency	$2,173,983	—	—	$2,173,983
Liabilities:
Collateral on securities loaned at value	—	$(241,448,066)	—	(241,448,066)

Total	$2,173,983	$(241,448,066)	$—	$(239,274,083)

There were no transfers between levels during the six months ended June 30, 2012.

212	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

CoreAlpha Bond Master Portfolio
Assets
Investments at value — unaffiliated (including securities loaned of $233,317,760) (cost — $5,287,558,459)	$5,403,961,917
Investments at value — affiliated (cost — $701,730,006)	701,730,006
Foreign currency at value (cost — $2,132,328)	2,173,983
TBA sale commitments receivable	3,806,959,788
Contributions receivable from investors	36,086,847
Investments sold receivable	34,741,145
Unrealized appreciation on swaps	145,970
Unrealized appreciation on foreign currency exchange contracts	5,916,100
Swaps premiums paid	560,781
Securities lending income receivable	15,780
Interest receivable	14,489,986

Total assets	10,006,782,303

Liabilities
Collateral on securities loaned at value	241,448,066
Investments purchased payable	3,397,355,450
TBA sale commitments at value (proceeds — $3,806,959,788)	3,806,120,985
Swaps premiums received	5,255,170
Variation margin payable	1,702,712
Cash due to broker for swaps	8,150,000
Unrealized depreciation on swaps	3,809,471
Investment advisory fees payable	498,606
Professional fees payable	23,120
Trustees’ fees payable	15,333
Withdrawals payable to investors	9,391
Unrealized depreciation on foreign currency exchange contracts	6,903,971

Total liabilities	7,471,292,275

Net Assets	$2,535,490,028

Net Assets Consist of
Investors’ capital	$2,424,275,243
Net unrealized appreciation/depreciation	111,214,785

Net Assets	$2,535,490,028

213 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2012 (Unaudited)

CoreAlpha Bond Master Portfolio
Investment Income
Interest	$33,276,713
Income — affiliated	585,782
Dividends	180,674
Securities lending — affiliated	99,919

Total income	34,143,088

Expenses
Investment advisory	3,034,601
Professional	26,598
Independent Trustees	29,504

Total expenses	3,090,703
Less fees waived by advisor	(56,102)

Total expenses after fees waived	3,034,601

Net investment income	31,108,487

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	29,059,026
Financial futures contracts	(6,111,023)
Swaps	(1,407,020)
Foreign currency transactions	(109,198)

21,431,785

Net change in unrealized appreciation/depreciation on:
Investments	13,211,857
Financial futures contracts	(1,866,182)
Swaps	(1,998,067)
Foreign currency transactions	(783,288)

8,564,320

Total realized and unrealized gain	29,996,105

Net Increase in Net Assets Resulting from Operations	$61,104,592

214	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	CoreAlpha Bond Master Portfolio
Increase in Net Assets:	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment income	$31,108,487	$73,808,502
Net realized gain	21,431,785	68,066,011
Net change in unrealized appreciation/depreciation	8,564,320	46,053,042

Net increase in net assets resulting from operations	61,104,592	187,927,555

Capital Transactions
Proceeds from contributions	437,253,794	709,072,896
Value of withdrawals	(325,320,908)	(685,111,132)

Net increase in net assets derived from capital transactions	111,932,886	23,961,764

Net Assets
Total increase in net assets	173,037,478	211,889,319
Beginning of period	2,362,452,550	2,150,563,231

End of period	$2,535,490,028	$2,362,452,550

215 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

	CoreAlpha Bond Master Portfolio
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011		2010		2009		2008	2007
Total Investment Return
Total investment return	2.44%	[1]	8.38%		6.56%		11.67%		3.62%	5.10%

Ratios to Average Net Assets
Total expenses	0.25%	[2]	0.27%		0.36%		0.35%		0.36%	0.36%

Total expenses after fees waived	0.24%	[2]	0.26%		0.35%		0.35%		0.36%	0.35%

Net investment income	2.50%	[2]	3.22%		3.19%		4.33%		4.47%	5.18%

Supplemental Data
Net assets, end of period (000)	$2,535,490		$2,362,453		$2,150,563		$1,633,960		$1,115,903	$1,479,888

Portfolio turnover[3]	1,388%		1,646%	[4]	621%	[5]	278%	[6]	351%	466%

[1]	Aggregate total investment return.

[2]	Annualized.

[3]	Portfolio turnover rates include TBA transactions, if any.

[4]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 1,510%.

[5]	Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 170%.

[6]	Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 199%.
216	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

COREALPHA BOND MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies:

CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: US GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio fair values its financial instruments at market value using independent dealers or pricing services under policies approved annually by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Master Portfolio for all financial instruments.

The Master Portfolio values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor deems relevant. These factors include but are not limited to (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches, including regular due diligence of the Master Portfolio’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to affect the value of such instruments materially, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee using a pricing service and/or policies approved by the Board. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

217

MASTER INVESTMENT PORTFOLIO

COREALPHA BOND MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

Asset-Backed and Mortgage-Backed Securities: The Master Portfolio may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Master Portfolio may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Multiple Class Pass-Through Securities: The Master Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated pre-payments of principal, the Master Portfolio may not fully recoup its initial investment in IOs.

Stripped Mortgage-Backed Securities: The Master Portfolio may invest in stripped mortgage-backed securities issued by the US government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. The Master Portfolio also may invest in stripped mortgage-backed securities that are privately issued.

Capital Trusts: The Master Portfolio may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities.

Preferred Stock: The Master Portfolio may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

TBA Commitments: The Master Portfolio may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Master Portfolio generally enters into TBA commitments with the intent to take possession of or deliver

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the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts and swaps), the Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Statement of Operations.

Securities Lending: The Master Portfolio may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Master Portfolio earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master Portfolio could experience delays and costs in gaining access to the collateral. The Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended June 30, 2012, any securities on loan were collateralized by cash.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In December 2011, the Financial Accounting Standards Board issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolio’s financial statement disclosures.

Other: Expenses directly related to the Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the return of the Master Portfolio and/or to economically hedge, or protect, its exposure to certain risks such as credit risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Master Portfolio’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Master Portfolio may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master

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Agreement”) implemented between the Master Portfolio and each of its respective counterparties. An ISDA Master Agreement allows the Master Portfolio to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Master Portfolio from its counterparties are not fully collateralized contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Master Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Master Portfolio’s net assets decline by a stated percentage or the Master Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the Master Portfolio to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Master Portfolio purchases or sells financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Master Portfolio and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Master Portfolio as unrealized appreciation or depreciation. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Master Portfolio enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Master Portfolio, help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Master Portfolio as an unrealized gain or loss. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that the counterparty to the contract does not perform its obligations under the agreement.

Swaps: The Master Portfolio enters into swap agreements, in which the Master Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be executed on a registered financial and commodities exchange (“centrally cleared swaps”). In a centrally cleared swap, the Master Portfolio (’s) typically enters into an agreement with a counterparty; however, performance is guaranteed by the central clearinghouse reducing or eliminating the Master Portfolio (’s) exposure to the credit risk of the counterparty. These payments received or made by the Master Portfolio are recorded in the Statement of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swaps, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. When the swap is terminated, the Master Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — The Master Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Master Portfolio enters into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the

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seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Master Portfolio will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — The Master Portfolio enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Master Portfolio will receive a payment from or make a payment to the counterparty.

•

Interest rate swaps — The Master Portfolio enters into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate floors, which are a type of interest rate swap, are agreements in which one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate or floor in return for a premium. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Values of Derivative Financial Instruments as of June 30, 2012
Asset Derivatives
	Statement of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized appreciation/depreciation[1]; Unrealized appreciation on swaps[1]	$3,220,986
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	5,916,100
Credit contracts	Unrealized appreciation on swaps[1]	138,453
Other contracts	Unrealized appreciation on swaps[1]	7,517
Total		$9,283,056

Liability Derivatives
	Statement of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized appreciation/depreciation[1]; Unrealized depreciation on swaps[1]	$3,110,432
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	6,903,971
Credit contracts	Unrealized depreciation on swaps[1]	6,352,549
Total		$16,366,952

[1]

Includes cumulative unrealized appreciation/depreciation on financial futures contracts and centrally cleared swaps as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

MASTER INVESTMENT PORTFOLIO

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NOTES TO FINANCIAL STATEMENTS (Continued)

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended June 30, 2012
	Net Realized Gain (Loss) From
	Financial Futures Contracts	Swaps	Foreign Currency Exchange Contracts
Interest rate contracts	$(6,111,023)	$66,083	—
Foreign currency exchange contracts	—	—	$(109,198)
Credit contracts	—	1,159,013	—
Other contracts	—	(2,632,116)	—
Total	$(6,111,023)	$(1,407,020)	$(109,198)

	Net Change in Unrealized Appreciation/Depreciation on
	Financial Futures Contracts	Swaps	Foreign Currency Exchange Contracts
Interest rate contracts	$(1,866,182)	$(695,674)	—
Foreign currency exchange contracts	—	—	$(783,288)
Credit contracts	—	(1,309,910)	—
Other contracts	—	7,517	—
Total	$(1,866,182)	$(1,998,067)	$(783,288)

For the six months ended June 30, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	8,373
Average number of contracts sold	618
Average notional value of contracts purchased	$4,045,350,971
Average notional value of contracts sold	$107,487,680
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	17
Average number of contracts — US dollars sold	17
Average US dollar amounts purchased	$213,723,289
Average US dollar amounts sold	$211,810,946
Credit default swaps:
Average number of contracts — sell protection	2
Average notional value — sell protection	$192,790,000
Interest rate swaps:
Average number of contracts — pays fixed rate	2
Average number of contracts — receives fixed rate	2
Average notional value — pays fixed rate	$45,915,000
Average notional value — receives fixed rate	$2,245,370,000
Total return swaps:
Average number of contracts	1
Average notional value	$11,650,000

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement (the “Investment Advisory Agreement”) with BlackRock Fund Advisors (“BFA”), the Master Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. Pursuant to the Investment Advisory Agreement with MIP, BFA is responsible for the management of the Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays BFA a monthly fee based on a percentage of the Master Portfolio’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.25%
$1 Billion — $3 Billion	0.24%
$3 Billion — $5 Billion	0.23%
$5 Billion — $10 Billion	0.22%
Greater than $10 Billion	0.21%

The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses. These contractual waivers are effective through April 30, 2013. The amount of the waivers, if any, are shown as fees waived in the Statement of Operations.

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The Master Portfolio received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BTC as the securities lending agent. BTC may, on behalf of the Master Portfolio, invest cash collateral received by the Master Portfolio for such loans, among other things, in a private investment company managed by BTC or in registered money market funds advised by BTC or its affiliates. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC does not receive any fees for managing the cash collateral. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BTC is disclosed in the Schedule of Investments, if any. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Master Portfolio retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The share of income earned by the Master Portfolio is shown as securities lending — affiliated in the Statement of Operations. For the six months ended June 30, 2012, BTC received $53,803 in securities lending agent fees related to securities lending activities for the Master Portfolio.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar rolls and TBA transactions and excluding short-term securities and US government securities for the six months ended June 30, 2012, were $29,152,713,614 and $29,480,934,410, respectively.

Purchases and sales of US government securities for the Master Portfolio for the six months ended June 30, 2012, were $794,813,272 and $795,833,778, respectively.

5. Borrowings:

The Master Portfolio, along with certain other funds managed by BFA and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Master Portfolio may borrow under the credit agreement to fund shareholder redemptions. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Master Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, administration and arrangement fees were allocated to the Master Portfolio based on its net assets as of October 31, 2011. The Master Portfolio’s commitment, administration and arrangement fees were paid by the investment advisor. The Master Portfolio did not borrow under the credit agreement during the six months ended June 30, 2012.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met on April 17, 2012 and May 15-16, 2012 to consider the approval of the Master Fund’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Fund Advisors (the “Manager”), the Master Fund’s investment advisor, on behalf of CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of the Master Fund. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Master Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth meeting to consider specific information surrounding the consideration of renewing the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Master Portfolio (the “representative feeder fund”) for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services, such as marketing and distribution, call center and fund accounting; (c) Master Portfolio operating expenses and how BlackRock allocates expenses to the Master Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s investment objective, policies and restrictions; (e) the Master Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested, to the extent reasonably possible, an analysis of the risk and return relative to selected funds in peer groups. BlackRock provides information to the Board in response to specific questions. These questions covered issues such as profitability, investment performance and management fee levels. The Board considered the importance of: (i) managing fixed income assets with a view toward preservation of capital; (ii) portfolio managers’ investments in the funds they manage; (iii) BlackRock’s controls surrounding the coding of quantitative investment models; and (iv) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 17, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with its independent legal counsel and BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Portfolio and the representative feeder fund, as applicable, and the investment performance of the representative feeder fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates,

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as well as the performance of such other clients, as applicable; (d) the existence, impact and sharing of economies of scale; (e) a summary of aggregate amounts paid by the Master Portfolio to BlackRock; and (f) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 17, 2012, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 17, 2012 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 15-16, 2012 Board meeting.

At an in-person meeting held on May 15-16, 2012, the Board, including all the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master Fund, with respect to the Master Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master Portfolio, each for a one-year term ending June 30, 2013. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Master Portfolio; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to securities lending, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Master Portfolio. Throughout the year, the Board compared the representative feeder fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing the performance of the representative feeder fund and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis and oversight capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master Portfolio. BlackRock and its affiliates provide the Master Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio and BlackRock

The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio. The Board noted that the Master Portfolio’s investment results correspond directly to the investment results of the representative feeder fund. In preparation for the April 17, 2012 meeting, the Board worked with its independent counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the representative feeder fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to funds in the representative feeder fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review their methodology. The Board and the Board’s Performance Oversight and Contract Committee regularly review, and

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meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the representative feeder fund, as applicable, throughout the year.

The Board noted that, in general, the representative feeder fund performed better than its Peers in that the representative feeder fund’s performance was at or above the median of its Lipper Performance Universe in two of the one-, three- and five-year periods reported.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio

The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with the other funds in the representative feeder fund’s Lipper category. It also compared the representative feeder fund’s total expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of other funds in the representative feeder fund’s Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the years ended December 31, 2010 and December 31, 2009. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’

profits relating to the management and distribution of the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Master Portfolio’s contractual advisory fee ratio was lower than or equal to the median contractual advisory fee ratio paid by the representative feeder fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the Master Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master Portfolio increases above certain contractually specified levels. The Board noted that BlackRock and its affiliates have agreed to provide an offsetting credit against certain expenses incurred by the Master Portfolio.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio increase, as well as the existence of expense caps. The Board also considered the extent to which the Master Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolio to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Master Portfolio. In its consideration, the Board took into account the existence of expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar

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practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board of the Master Fund, including all the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, for a one-year term ending June 30, 2013 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master Portfolio, for a one-year term ending June 30, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

227

P.O. Box 219548

Kansas City, MO 64121-9548

FORWARDING SERVICE REQUESTED

U.S. POSTAGE

PAID

LANCASTER, PA

PERMIT NO. 1275

PRESORTED STANDARD

Not

FDIC

Insured

• May Lose Value

• No Bank Guarantee

State Farm VP Management Corp.

(Underwriter and Distributor of Securities Products)

One State Farm Plaza

Bloomington, Illinois 61710-0001

1-800-447-4930

statefarm.com®

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not insurance products.

8-2012

120-6345 b.11-CH AP2012/08/1053 Printed in U.S.A.

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust semi-annual report included as Item 1 on this Form N-CSR and sent to shareholders of registrant, includes the financial statements and notes to financial statements of seven series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-CSR, have any control over the preparation or content of the information included in MIP’s financial statements and notes to financial statements included herein.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Mutual Fund Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date     August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date     August 27, 2012

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer

Date     August 27, 2012